UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond ETF Fidelity® Total Bond ETF : FBND Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Bond ETF - NAV	2.15%	0.41%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$28,156,308,352
Number of Holdings	4,767
Total Advisory Fee	$88,315,750
Portfolio Turnover	157%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.3
AAA - 5.5
AA - 0.5
A - 8.8
BBB - 15.1
BB - 4.1
B - 4.8
CCC,CC,C - 0.7
D - 0.0
Not Rated - 8.2
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.9
Corporate Bonds - 25.6
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 8.6
CMOs and Other Mortgage Related Securities - 6.8
Bank Loan Obligations - 5.2
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Options - 0.0
Preferred Stocks - 0.0
Other Investments - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Grand Cayman (UK Overseas Ter) - 4.0
United Kingdom - 1.3
Mexico - 1.1
Bailiwick Of Jersey - 0.8
Germany - 0.6
Ireland - 0.6
Canada - 0.5
Switzerland - 0.4
Others - 3.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.6
US Treasury Bonds	12.3
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	4.1
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	3.0
JPMorgan Chase & Co	1.6
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Morgan Stanley	1.2
Bank of America Corp	1.1
58.7
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913648.102    2722-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond ETF Fidelity® Tactical Bond ETF : FTBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 55	0.55%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the fund's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 24, 2023 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Tactical Bond ETF - NAV A	2.73%	4.01%
Bloomberg U.S. Aggregate Bond Index A	1.89%	2.90%
A   From January 24, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$38,655,424
Number of Holdings	754
Total Advisory Fee	$192,177
Portfolio Turnover	48%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 50.1
AAA - 1.0
AA - 0.2
A - 1.9
BBB - 11.7
BB - 13.6
B - 7.6
CCC,CC,C - 2.6
Not Rated - 3.7
Equities - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.1
Corporate Bonds - 30.2
Foreign Government and Government Agency Obligations - 3.9
Bank Loan Obligations - 2.5
Preferred Securities - 2.4
Asset-Backed Securities - 2.1
Fixed-Income Funds - 1.9
CMOs and Other Mortgage Related Securities - 1.1
Preferred Stocks - 0.1
Municipal Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 2.5
Canada - 2.4
Germany - 1.9
Brazil - 1.6
Mexico - 1.4
Luxembourg - 1.1
Switzerland - 0.8
Guatemala - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.1
US Treasury Bonds	17.0
Fidelity Real Estate High Income Fund	1.9
Petroleos Mexicanos	1.4
Brazilian Federative Republic	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	1.0
DPL LLC/Ohio	1.0
Bank of Nova Scotia/The	0.9
Millicom International Cellular SA	0.8
Enbridge Inc	0.7
58.8
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913701.102    7324-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Low Duration Bond Factor ETF Fidelity® Low Duration Bond Factor ETF : FLDR Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 15	0.15%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 12, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Low Duration Bond Factor ETF - NAV A	3.91%	3.78%	3.21%
Bloomberg US Treasury Bill: 6-9 Months Index A	3.53%	3.17%	2.54%
Fid Low Duration Investment Grade Factor Index A	4.12%	3.95%	3.41%
Bloomberg U.S. Aggregate Bond Index A	1.89%	-0.29%	1.92%
A   From June 12, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,215,887,138
Number of Holdings	375
Total Advisory Fee	$2,129,401
Portfolio Turnover	34%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.2
AA - 27.8
A - 51.8
BBB - 6.9
BB - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 86.8
U.S. Treasury Obligations - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 56.3
Australia - 10.5
Canada - 7.4
United Kingdom - 5.9
Japan - 5.8
Netherlands - 3.0
Germany - 3.0
France - 2.2
Spain - 1.4
Others - 4.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
JPMorgan Chase & Co	2.7
National Australia Bank Ltd	2.6
Goldman Sachs Group Inc/The	2.5
Royal Bank of Canada	2.3
Australia & New Zealand Banking Group Ltd	2.1
Sumitomo Mitsui Trust Bank Ltd	2.1
Toyota Motor Credit Corp	2.0
Cooperatieve Rabobank UA/NY	1.9
Commonwealth Bank of Australia	1.8
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913657.102    3089-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Limited Term Bond ETF Fidelity® Limited Term Bond ETF : FLTB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the ETF's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 74% of fund assets, slightly higher than the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at roughly 11% as of August 31, compared with an average of 69% for the benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Bond ETF - NAV	2.85%	2.29%	2.44%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.98%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.47%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$452,879,838
Number of Holdings	1,071
Total Advisory Fee	$895,920
Portfolio Turnover	77%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.3
AAA - 6.5
AA - 1.5
A - 26.8
BBB - 37.9
BB - 5.1
B - 3.1
CCC,CC,C - 0.7
Not Rated - 5.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 71.5
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 3.4
Bank Loan Obligations - 1.3
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.7
Other Investments - 0.1
Preferred Stocks - 0.0
U.S. Government Agency - Mortgage Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 72.1
United Kingdom - 5.5
Grand Cayman (UK Overseas Ter) - 4.5
Canada - 3.7
Germany - 2.7
France - 1.9
Ireland - 1.8
Japan - 1.6
Bailiwick Of Jersey - 1.3
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Bank of America Corp	1.6
JPMorgan Chase & Co	1.6
HSBC Holdings PLC	1.4
Wells Fargo & Co	1.4
Morgan Stanley	1.3
Goldman Sachs Group Inc/The	1.2
Deutsche Bank AG/New York NY	1.1
General Motors Financial Co Inc	1.1
Ford Motor Credit Co LLC	1.0
24.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913647.102    2721-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Securitized ETF Fidelity® Investment Grade Securitized ETF : FSEC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the exchange-traded fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Investment Grade Securitized ETF - NAV A	3.27%	0.32%	0.35%
Bloomberg U.S. Securitized Index A	2.98%	0.30%	0.30%
Bloomberg U.S. Aggregate Bond Index A	1.89%	-0.29%	0.02%
A   From March 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$4,639,606,969
Number of Holdings	1,193
Total Advisory Fee	$15,817,676
Portfolio Turnover	620%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 86.6
AAA - 10.9
AA - 0.8
A - 0.1
CCC,CC,C - 0.0
Not Rated - 22.7
Short-Term Investments and Net Other Assets (Liabilities) - (21.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 82.9
CMOs and Other Mortgage Related Securities - 26.7
Asset-Backed Securities - 7.6
U.S. Treasury Obligations - 3.7
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (21.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	28.9
Freddie Mac Gold Pool	22.8
Ginnie Mae II Pool	20.7
Freddie Mac Multifamily Structured pass-thru certificates	10.7
Uniform Mortgage Backed Securities	7.3
Fannie Mae Guaranteed REMIC	3.7
US Treasury Notes	2.3
Fannie Mae	1.8
Freddie Mac Non Gold Pool	1.4
US Treasury Bonds	1.4
101.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913668.102    6354-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond ETF Fidelity® Investment Grade Bond ETF : FIGB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the ETF's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the ETF's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment was a modest detractor.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The ETF's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Investment Grade Bond ETF - NAV A	1.59%	-0.20%	0.20%
Bloomberg U.S. Aggregate Bond Index A	1.89%	-0.29%	0.02%
A   From March 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$645,741,262
Number of Holdings	1,005
Total Advisory Fee	$1,476,859
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 62.8
AAA - 5.0
AA - 0.6
A - 7.3
BBB - 14.4
BB - 1.9
B - 0.7
Not Rated - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 23.0
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 7.5
CMOs and Other Mortgage Related Securities - 4.7
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
Grand Cayman (UK Overseas Ter) - 3.6
Mexico - 0.7
United Kingdom - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Germany - 0.4
Switzerland - 0.3
Japan - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
US Treasury Bonds	11.9
Fannie Mae Mortgage pass-thru certificates	4.9
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.6
Uniform Mortgage Backed Securities	3.2
Charter Communications Operating LLC / Charter Communications Operating Capital	1.0
Morgan Stanley	1.0
JPMorgan Chase & Co	0.9
Bank of America Corp	0.9
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913667.102    6353-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond ETF Fidelity® Corporate Bond ETF : FCOR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 9% at the beginning to about 5% at the end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Corporate Bond ETF - NAV	1.74%	0.01%	2.47%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$352,645,081
Number of Holdings	574
Total Advisory Fee	$1,161,860
Portfolio Turnover	38%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.2
AAA - 0.2
AA - 3.1
A - 27.5
BBB - 58.1
BB - 4.3
B - 0.3
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.0
U.S. Treasury Obligations - 3.2
Asset-Backed Securities - 1.5
CMOs and Other Mortgage Related Securities - 0.7
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.8
United Kingdom - 3.3
Ireland - 3.1
Canada - 3.0
Germany - 1.3
Japan - 1.3
Australia - 1.1
Netherlands - 0.7
France - 0.7
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	2.8
JPMorgan Chase & Co	2.5
Morgan Stanley	2.2
Broadcom Inc	2.1
Bank of America Corp	2.1
Oracle Corp	1.8
Boeing Co	1.8
Wells Fargo & Co	1.6
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.5
Charter Communications Operating LLC / Charter Communications Operating Capital	1.4
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913646.102    2720-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Low Duration Bond ETF Fidelity® Low Duration Bond ETF : FLDB Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC®

This annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped. A small, out-of-benchmark allocation to commercial mortgage-backed securities was beneficial as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 49% of fund assets, up from roughly 46% a year ago. Exposure to U.S. Treasurys ticked up from approximately 26% to about 27% of assets, while the allocation to ABS declined from about 23% to 18% of assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 22, 2024 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Low Duration Bond ETF - NAV A	3.89%	4.74%
Bloomberg US Treasury Bill: 6-9 Months Index A	3.53%	4.24%
Bloomberg U.S. Aggregate Bond Index A	1.89%	4.10%
A   From February 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$417,812,177
Number of Holdings	384
Total Advisory Fee	$800,324
Portfolio Turnover	60%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.3
AAA - 17.2
AA - 5.2
A - 31.5
BBB - 11.3
BB - 0.3
Not Rated - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 27.3
Asset-Backed Securities - 18.2
CMOs and Other Mortgage Related Securities - 2.4
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Canada - 5.7
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.8
Netherlands - 2.3
Germany - 1.9
Japan - 1.2
Switzerland - 1.0
Denmark - 0.8
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.3
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Bank of America Corp	1.6
Goldman Sachs Group Inc/The	1.4
Royal Bank of Canada	1.2
Bank of Montreal	1.1
Danske Bank A/S	0.8
ING Groep NV	0.8
NatWest Group PLC	0.8
38.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917137.102    7578-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® AAA CLO ETF Fidelity® AAA CLO ETF : FAAA Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC®

This annual shareholder report contains information about Fidelity® AAA CLO ETF for the period February 10, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® AAA CLO ETFA	$ 0 B	0.00%C
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50
CAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the Co-Portfolio Managers' selection among collateralized loan obligations - a type of asset-backed security that is typically collateralized by a diverse pool of leveraged loans - contributed to the ETF's performance versus the J.P. Morgan CLOIE AAA Index.
•The majority of the fund's assets are invested in floating-rate CLOs rated AAA. The ETF also may invest a portion of assets in cash or other short-term instruments, such as money market instruments or money market funds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2026 through August 31, 2026.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$100,300,745
Number of Holdings	187
Total Advisory Fee	$0
Portfolio Turnover	10%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 74.8
Not Rated - 24.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Grand Cayman (UK Overseas Ter) - 87.9
Bailiwick Of Jersey - 5.9
United States - 4.8
Bermuda - 1.2
Multi-national - 0.2

TOP HOLDINGS (% of Fund's net assets)
Agl Clo 17 Ltd	1.6
Canyon Capital CLO Ltd	1.6
Bain Capital Credit CLO Ltd	1.6
Diameter Cap Ltd / LLC	1.4
Regatta Xxii Funding Ltd	1.3
KKR CLO 50 Ltd	1.3
Voya CLOLtd / Voya CLO LLC	1.3
OCP CLO Ltd	1.3
Flatiron CLO Ltd	1.3
Benefit Str Partners CLO Vi-B Ltd / Benefit Str Partners CLO Vi-B LLC	1.3
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921382.100    9167-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity AAA CLO ETF and Fidelity Tactical Bond ETF (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2026 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AAA CLO ETF	$35,900	$-	$5,900	$500
Fidelity Tactical Bond ETF	$57,900	$-	$8,700	$1,200

August 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AAA CLO ETF	$-	$-	$-	$-
Fidelity Tactical Bond ETF	$58,400	$-	$8,700	$1,100

A Amounts may reflect rounding.

B Fidelity AAA CLO ETF commenced operations on February 10, 2026.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$36,000	$-	$7,300	$1,200
Fidelity Investment Grade
Bond ETF	$38,300	$-	$7,700	$1,200
Fidelity Investment Grade Securitized ETF	$39,300	$-	$8,000	$1,300
Fidelity Limited Term Bond ETF	$38,000	$-	$7,700	$1,200
Fidelity Low Duration Bond ETF	$38,400	$-	$8,100	$1,200
Fidelity Low Duration Bond Factor ETF	$38,300	$-	$7,800	$1,200
Fidelity Total Bond ETF	$41,600	$-	$8,200	$1,300

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$36,600	$-	$7,300	$1,300
Fidelity Investment Grade Bond ETF	$38,900	$-	$7,700	$1,300
Fidelity Investment Grade Securitized ETF	$39,800	$-	$8,000	$1,400
Fidelity Limited Term Bond ETF	$38,600	$-	$7,700	$1,300
Fidelity Low Duration Bond ETF	$39,000	$-	$8,100	$1,300
Fidelity Low Duration Bond Factor ETF	$38,900	$-	$7,800	$1,300
Fidelity Total Bond ETF	$41,900	$-	$8,200	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2026A,B	August 31, 2025A,B
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity AAA CLO ETF’s commencement of operations.

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A,B	August 31, 2025A,B
Deloitte Entities	$2,603,500	$3,443,200
PwC	$14,624,500	$14,701,700

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity AAA CLO ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2026, the members of the Audit Committee were Elizabeth S. Acton, Laura M. Bishop, Ann E. Dunwoody, Robert F. Gartland, Robert W. Helm, Mark A. Murray, Lester Owens, Edward Wiese, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Annual Report
August 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	148,875	146,143
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	124,063	120,513
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (d)	155,000	152,985
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (d)	1,000,000	987,801
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	142,825	141,864
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (d)	648,800	631,582
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (d)	792,000	769,779
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	141,480	139,449
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	271,170	271,628
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	161,130	160,887
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	199,448	189,982
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	208,290	203,579
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	334,050	323,462
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	265,000	258,534
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (d)	700,000	678,108
TOTAL UNITED STATES		5,176,296
TOTAL ASSET-BACKED SECURITIES (Cost $5,290,017)		5,176,296

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,758)	400,000	362,945

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	268,000	265,066
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(d)	125,000	122,013
ELP Series 2025-ELP Class B, 4.8475% 11/13/2042 (b)(d)	697,000	680,433
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(d)	238,000	234,467
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.1692% 11/5/2037 (b)(d)	120,000	118,100
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (d)	246,000	246,147
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (d)	146,000	146,023
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (b)(d)	466,000	456,904
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (b)(d)(f)	100,000	100,000
TOTAL UNITED STATES		2,369,153
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,403,589)		2,369,153

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
MEXICO - 0.5%
United Mexican States 6.25% 8/27/2037 (Cost $1,785,876)	1,800,000	1,765,386

Non-Convertible Corporate Bonds - 91.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Financials - 1.1%
Banks - 1.0%
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	1,210,000	1,111,394
National Australia Bank Ltd 5.625% 6/4/2037 (b)(d)	1,000,000	976,892
Westpac Banking Corp 5.405% 8/10/2033 (b)	150,000	149,209
Westpac Banking Corp 5.618% 11/20/2035 (b)	1,400,000	1,381,623
		3,619,118
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (d)	328,000	320,325
TOTAL AUSTRALIA		3,939,443
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 4.932% 10/16/2030 (b)(d)	842,000	838,276
KBC Group NV 6.324% 9/21/2034 (b)(d)	400,000	418,567

TOTAL BELGIUM		1,256,843
CANADA - 2.9%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	1,464,000	1,345,271
Rogers Communications Inc 4.55% 3/15/2052	144,000	109,005
TOTAL COMMUNICATION SERVICES		1,454,276
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (d)	359,000	336,001
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (d)	800,000	771,379
TOTAL CONSUMER STAPLES		1,107,380
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	115,148
Canadian Natural Resources Ltd 5.4% 12/15/2034	400,000	397,670
Canadian Natural Resources Ltd 6.25% 3/15/2038	850,000	880,383
Canadian Natural Resources Ltd 6.5% 2/15/2037	400,000	423,719
Cenovus Energy Inc 2.65% 1/15/2032	419,000	369,731
Cenovus Energy Inc 3.75% 2/15/2052	350,000	240,844
Cenovus Energy Inc 5.4% 6/15/2047	172,000	155,420
Cenovus Energy Inc 6.75% 11/15/2039	33,000	35,573
Enbridge Inc 5.55% 6/20/2035	2,720,000	2,708,506
Enbridge Inc 6.2% 11/15/2030	360,000	374,303
Enbridge Inc 7.2% 6/27/2054 (b)	350,000	366,572
Suncor Energy Inc 6.85% 6/1/2039	166,000	179,480
TOTAL ENERGY		6,247,349
Financials - 0.3%
Insurance - 0.3%
Empower Finance 2020 LP 1.776% 3/17/2031 (d)	293,000	252,530
Fairfax Financial Holdings Ltd 6% 12/7/2033 (d)	60,000	61,353
Intact Financial Corp 5.459% 9/22/2032 (d)	567,000	571,664
TOTAL FINANCIALS		885,547
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Emera US Finance LP 2.639% 6/15/2031	330,000	293,804
Emera US Finance LP 4.75% 6/15/2046	426,000	351,586
TOTAL UTILITIES		645,390
TOTAL CANADA		10,339,942
FRANCE - 0.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA 4.25% 1/13/2031 (d)	549,000	528,952
Orange SA 4.75% 1/13/2033 (d)	452,000	435,110
Orange SA 5% 1/13/2036 (d)	800,000	760,618
TOTAL COMMUNICATION SERVICES		1,724,680
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.738% 2/20/2035 (b)(d)	60,000	60,551
BPCE SA 2.277% 1/20/2032 (b)(d)	300,000	262,802
Societe Generale SA 3% 1/22/2030 (d)	405,000	377,003
TOTAL FINANCIALS		700,356
TOTAL FRANCE		2,425,036
GERMANY - 1.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	430,000	427,089
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	416,000	373,856
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(d)	400,000	391,290
TOTAL FINANCIALS		765,146
Health Care - 1.0%
Pharmaceuticals - 1.0%
Bayer US Finance LLC 5.375% 7/20/2033 (d)	213,000	210,384
Bayer US Finance LLC 5.625% 7/20/2036 (d)	300,000	294,127
Bayer US Finance LLC 6.25% 1/21/2029 (d)	410,000	421,383
Bayer US Finance LLC 6.875% 11/21/2053 (d)	2,380,000	2,470,442
TOTAL HEALTH CARE		3,396,336
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (d)	163,000	155,695
TOTAL GERMANY		4,744,266
IRELAND - 3.1%
Financials - 1.6%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(d)	313,000	307,498
Consumer Finance - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	145,044
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	145,283
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	674,474
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	366,948
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,240,000	3,203,442
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	477,471
		5,012,662
TOTAL FINANCIALS		5,320,160
Industrials - 0.9%
Passenger Airlines - 0.3%
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (d)	213,000	211,670
SMBC Aviation Capital Finance DAC 5.7% 7/23/2036 (d)	900,000	889,073
		1,100,743
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (d)	1,020,000	983,009
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	600,000	597,203
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)	600,000	607,928
		2,188,140
TOTAL INDUSTRIALS		3,288,883
Materials - 0.6%
Containers & Packaging - 0.6%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	1,200,000	1,205,743
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	650,000	648,083
Smurfit Westrock Financing DAC 5.418% 1/15/2035	427,000	423,090
TOTAL MATERIALS		2,276,916
TOTAL IRELAND		10,885,959
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	204,627
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	203,051

TOTAL ISRAEL		407,678
ITALY - 0.4%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 7.2% 11/28/2033 (d)	400,000	441,363
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 4.375% 9/30/2030 (d)	614,000	597,078
ENEL Finance International NV 5.5% 6/26/2034 (d)	539,000	535,925
TOTAL UTILITIES		1,133,003
TOTAL ITALY		1,574,366
JAPAN - 1.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
NTT Finance Corp 4.876% 7/16/2030 (d)	2,000,000	1,974,812
NTT Finance Corp 5.171% 7/16/2032 (d)	1,000,000	983,894
NTT Finance Corp 5.502% 7/16/2035 (d)	400,000	392,835
TOTAL COMMUNICATION SERVICES		3,351,541
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.85% 6/15/2035 (d)	1,130,000	1,159,516
TOTAL JAPAN		4,511,057
NETHERLANDS - 0.7%
Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	1,020,000	1,016,159
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	436,000	380,170
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	84,000	81,560
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,191,000	1,155,713
TOTAL INFORMATION TECHNOLOGY		1,617,443
TOTAL NETHERLANDS		2,633,602
SAUDI ARABIA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Avilease Capital Ltd 5.5% 6/30/2031 (d)	565,000	563,152
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	200,000	180,250
CaixaBank SA 5.402% 4/22/2037 (b)(d)	350,000	338,629
CaixaBank SA 5.673% 3/15/2030 (b)(d)	550,000	558,143
CaixaBank SA 6.037% 6/15/2035 (b)(d)	750,000	766,909
TOTAL FINANCIALS		1,843,931
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	298,000	291,813
TOTAL SPAIN		2,135,744
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 3.091% 5/14/2032 (b)(d)	725,000	658,071
UBS Group AG 4.194% 4/1/2031 (b)(d)	580,000	562,041

TOTAL SWITZERLAND		1,220,112
UNITED KINGDOM - 3.3%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 4.625% 3/22/2033	550,000	526,831
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.645% 6/24/2031 (b)	550,000	501,084
Barclays PLC 2.894% 11/24/2032 (b)	300,000	265,442
Barclays PLC 5.088% 6/20/2030 (b)	200,000	199,235
Barclays PLC 5.367% 2/25/2031 (b)	600,000	602,287
Barclays PLC 5.785% 2/25/2036 (b)	600,000	598,938
Barclays PLC 6.224% 5/9/2034 (b)	400,000	413,090
HSBC Holdings PLC 2.357% 8/18/2031 (b)	570,000	511,976
HSBC Holdings PLC 2.848% 6/4/2031 (b)	2,260,000	2,079,975
HSBC Holdings PLC 6.332% 3/9/2044 (b)	420,000	430,499
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	960,000	931,919
Lloyds Banking Group PLC 5.203% 8/17/2032 (b)	1,200,000	1,195,840
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	350,000	388,681
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	418,000	416,553
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	330,000	339,632
TOTAL FINANCIALS		8,875,151
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	135,000	130,450
180 Medical Inc 5.3% 10/8/2035 (d)	250,000	240,023
		370,473
Pharmaceuticals - 0.0%
Astrazeneca PLC 6.45% 9/15/2037	106,000	114,382
TOTAL HEALTH CARE		484,855
Industrials - 0.5%
Aerospace & Defense - 0.5%
BAE Systems PLC 1.9% 2/15/2031 (d)	425,000	371,944
BAE Systems PLC 5.3% 3/26/2034 (d)	1,350,000	1,349,448
		1,721,392
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (d)	150,021	135,062
TOTAL INDUSTRIALS		1,856,454
TOTAL UNITED KINGDOM		11,743,291
UNITED STATES - 74.6%
Communication Services - 6.8%
Diversified Telecommunication Services - 2.8%
AT&T Inc 3.55% 9/15/2055	662,000	401,299
AT&T Inc 3.65% 9/15/2059	775,000	466,771
AT&T Inc 4.5% 5/15/2035	153,000	140,573
AT&T Inc 5.85% 4/30/2046	630,000	580,128
AT&T Inc 6.05% 8/15/2056	1,400,000	1,286,537
Comcast Corp 2.937% 11/1/2056	1,875,000	958,193
Comcast Corp 5.5% 5/15/2064	380,000	309,260
Comcast Corp 6.05% 5/15/2055	950,000	867,917
HUT 8 DC LLC 6.192% 11/15/2042 (d)	241,000	234,057
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (d)	109,000	107,441
Space Exploration Technologies Corp 5.35% 7/15/2031 (d)	543,000	530,755
Space Exploration Technologies Corp 5.65% 7/15/2033 (d)	760,000	733,201
Verizon Communications Inc 2.55% 3/21/2031	312,000	280,686
Verizon Communications Inc 3.7% 3/22/2061	785,000	502,377
Verizon Communications Inc 4.4% 11/1/2034	202,000	187,340
Verizon Communications Inc 5.401% 7/2/2037	700,000	676,726
Verizon Communications Inc 5.875% 11/30/2055	1,440,000	1,327,236
Verizon Communications Inc 6% 11/30/2065	280,000	257,481
		9,847,978
Interactive Media & Services - 1.6%
Alphabet Inc 5.45% 11/15/2055	974,000	863,032
Alphabet Inc 5.65% 2/15/2056	90,000	82,341
Alphabet Inc 5.7% 11/15/2075	1,000,000	877,016
Meta Platforms Inc 4.6% 11/15/2032	431,000	413,860
Meta Platforms Inc 4.875% 11/15/2035	990,000	926,597
Meta Platforms Inc 5.5% 11/15/2045	540,000	468,613
Meta Platforms Inc 5.625% 11/15/2055	960,000	800,127
Meta Platforms Inc 5.75% 11/15/2065	540,000	443,393
Meta Platforms Inc 6.3% 5/15/2056	700,000	644,474
		5,519,453
Media - 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	443,000	412,303
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,140,000	948,439
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,475,641
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	980,000	605,879
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	105,000	74,704
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	461,000	356,535
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,620,000	1,441,871
Discovery Global Holdings Inc 3.755% 3/15/2027	80,000	79,496
Time Warner Cable LLC 4.5% 9/15/2042	273,000	201,650
Time Warner Cable LLC 5.5% 9/1/2041	580,000	482,583
Time Warner Cable LLC 5.875% 11/15/2040	354,000	307,226
Time Warner Cable LLC 7.3% 7/1/2038	298,000	299,335
		6,685,662
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.7% 3/15/2032	1,730,000	1,518,821
T-Mobile USA Inc 4.95% 11/15/2035	420,000	399,406
		1,918,227
TOTAL COMMUNICATION SERVICES		23,971,320
Consumer Discretionary - 2.9%
Automobiles - 1.7%
Ford Motor Co 3.25% 2/12/2032	610,000	533,447
Ford Motor Co 6.1% 8/19/2032	600,000	605,145
General Motors Co 5.35% 4/15/2028	60,000	60,466
General Motors Co 5.4% 4/1/2048	500,000	434,413
General Motors Co 5.95% 4/1/2049	416,000	387,266
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	357,820
General Motors Financial Co Inc 3.6% 6/21/2030	920,000	870,220
Stellantis Finance US Inc 2.691% 9/15/2031 (d)	236,000	198,571
Stellantis Finance US Inc 5.75% 3/18/2030 (d)	2,404,000	2,372,525
		5,819,873
Broadline Retail - 0.5%
Amazon.com Inc 5.65% 3/13/2046	800,000	750,057
Amazon.com Inc 5.8% 3/13/2056	444,000	409,550
Amazon.com Inc 5.95% 3/13/2066	800,000	736,300
		1,895,907
Specialty Retail - 0.7%
Advance Auto Parts Inc 1.75% 10/1/2027	248,000	238,934
Home Depot Inc/The 5.4% 6/25/2064	420,000	379,188
Lowe's Cos Inc 4.25% 4/1/2052	180,000	134,115
Lowe's Cos Inc 4.5% 10/15/2032	840,000	807,793
Lowe's Cos Inc 4.85% 10/15/2035	850,000	809,199
Lowe's Cos Inc 5.625% 4/15/2053	250,000	229,444
		2,598,673
TOTAL CONSUMER DISCRETIONARY		10,314,453
Consumer Staples - 1.8%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	336,618
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.8% 3/1/2030 (d)	168,000	167,147
Mars Inc 5% 3/1/2032 (d)	126,000	125,144
Mars Inc 5.2% 3/1/2035 (d)	925,000	911,539
Mars Inc 5.65% 5/1/2045 (d)	102,000	97,829
Mars Inc 5.7% 5/1/2055 (d)	203,000	191,824
Mars Inc 5.8% 5/1/2065 (d)	25,000	23,672
		1,517,155
Food Products - 0.8%
Bunge Ltd Finance Corp 4.8% 3/19/2033	897,000	874,629
Bunge Ltd Finance Corp 5.15% 3/19/2036	1,200,000	1,162,165
Conagra Brands Inc 5.4% 8/1/2031	50,000	49,829
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	325,000	286,246
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	227,903
Smithfield Foods Inc 3% 10/15/2030 (d)	135,000	122,129
		2,722,901
Tobacco - 0.5%
Philip Morris International Inc 5.75% 11/17/2032	1,851,000	1,906,181
TOTAL CONSUMER STAPLES		6,482,855
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Cheniere Energy Partners LP 5.35% 11/30/2036 (d)	143,000	139,070
Cheniere Energy Partners LP 6.05% 11/30/2056 (d)	538,000	519,730
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (d)	2,213,000	2,154,079
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)	560,000	553,518
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (d)	560,000	514,850
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (d)	470,000	448,490
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	64,000	66,072
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	19,000	19,567
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	34,000	34,882
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	718,676
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	156,000	110,067
Energy Transfer LP 5% 5/15/2050	290,000	237,551
Energy Transfer LP 5.4% 10/1/2047	236,000	207,442
Energy Transfer LP 5.8% 6/15/2038	123,000	122,198
Energy Transfer LP 6% 6/15/2048	257,000	242,165
Energy Transfer LP 6.55% 12/1/2033	350,000	371,682
EQT Corp 4.75% 1/15/2031	350,000	343,911
EQT Corp 5.75% 2/1/2034	1,025,000	1,033,625
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (d)	1,837,000	1,849,853
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (d)	1,326,000	1,314,322
Hess Corp 5.6% 2/15/2041	410,000	404,459
Hess Corp 5.8% 4/1/2047	240,000	236,270
Hess Corp 6% 1/15/2040	315,000	324,766
Occidental Petroleum Corp 5.375% 1/1/2032	374,000	377,460
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	150,289
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	266,802
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	480,000	413,560
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	916,000	902,585
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,102,212
Rio Grande LNG LLC 5.25% 6/30/2031 (d)	63,000	62,267
Rio Grande LNG LLC 5.5% 1/30/2034 (d)	80,000	78,479
Targa Resources Corp 5.5% 2/15/2035	686,000	679,384
Targa Resources Corp 5.55% 8/15/2035	1,550,000	1,533,648
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	815,000	788,391
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,784,000	2,685,714
Western Gas Partners LP 5.3% 3/1/2048	360,000	306,536
Williams Cos Inc/The 4.65% 8/15/2032	1,313,000	1,272,333
Williams Cos Inc/The 5.3% 8/15/2052	57,000	49,614
Williams Cos Inc/The 5.75% 6/24/2044	360,000	343,403
TOTAL ENERGY		22,979,922
Financials - 22.6%
Banks - 10.0%
Bank of America Corp 2.676% 6/19/2041 (b)	619,000	432,906
Bank of America Corp 2.884% 10/22/2030 (b)	157,000	147,457
Bank of America Corp 3.194% 7/23/2030 (b)	495,000	471,621
Bank of America Corp 4.571% 4/27/2033 (b)	2,500,000	2,412,620
Bank of America Corp 5.015% 7/22/2033 (b)	640,000	632,058
Bank of America Corp 5.468% 1/23/2035 (b)	1,840,000	1,843,713
Bank of America Corp 5.872% 9/15/2034 (b)	1,260,000	1,295,715
Citibank NA 4.846% 6/18/2032 (b)	1,800,000	1,774,637
Citigroup Inc 2.572% 6/3/2031 (b)	136,000	124,156
Citigroup Inc 2.666% 1/29/2031 (b)	162,000	149,590
Citigroup Inc 4.91% 5/24/2033 (b)	295,000	289,099
Citigroup Inc 6.27% 11/17/2033 (b)	550,000	576,691
Citizens Financial Group Inc 2.638% 9/30/2032	217,000	184,028
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	400,000	400,152
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	1,984,000	2,008,406
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	497,000	522,956
Fifth Third Bancorp 8.25% 3/1/2038	165,000	195,591
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	991,000	845,164
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	456,000	418,413
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	467,000	433,048
JPMorgan Chase & Co 4.347% 1/22/2032 (b)	560,000	541,994
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	791,000	782,285
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	890,000	874,586
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	897,000	868,019
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	179,412
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,570,000	1,574,810
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	480,000	474,771
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,240,000	2,270,398
JPMorgan Chase & Co 6.254% 10/23/2034 (b)	440,000	461,954
KeyCorp 5.305% 1/28/2037 (b)	353,000	338,992
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	1,000,000	972,374
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	500,000	502,777
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	1,400,000	1,386,737
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	500,000	500,503
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	680,000	735,958
Truist Financial Corp 1.95% 6/5/2030	1,300,000	1,166,058
Truist Financial Corp 5.711% 1/24/2035 (b)	720,000	724,216
Wells Fargo & Co 4.478% 4/4/2031 (b)	432,000	423,730
Wells Fargo & Co 4.65% 11/4/2044	1,374,000	1,124,381
Wells Fargo & Co 5.244% 1/24/2031 (b)	346,000	347,875
Wells Fargo & Co 5.389% 4/24/2034 (b)	2,350,000	2,346,896
Wells Fargo & Co 5.499% 1/23/2035 (b)	1,300,000	1,301,281
		35,058,028
Capital Markets - 4.6%
Ares Strategic Income Fund 5.55% 4/15/2031	800,000	772,324
Ares Strategic Income Fund 5.7% 3/15/2028	1,162,000	1,165,102
Ares Strategic Income Fund 6.35% 8/15/2029	560,000	568,027
Athene Global Funding 1.985% 8/19/2028 (d)	290,000	273,192
Athene Global Funding 2.5% 3/24/2028 (d)	340,000	326,655
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (d)	348,000	236,007
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	421,000	407,814
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	1,420,000	1,348,305
HPS Corporate Lending Fund 5.45% 1/14/2028	1,245,000	1,243,225
HPS Corporate Lending Fund 5.45% 11/15/2030	580,000	560,848
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	774,225
Morgan Stanley 1.794% 2/13/2032 (b)	434,000	374,386
Morgan Stanley 2.239% 7/21/2032 (b)	1,750,000	1,517,550
Morgan Stanley 2.699% 1/22/2031 (b)	286,000	264,298
Morgan Stanley 4.431% 1/23/2030 (b)	410,000	404,959
Morgan Stanley 4.654% 10/18/2030 (b)	1,200,000	1,186,851
Morgan Stanley 4.708% 3/12/2032 (b)	1,200,000	1,171,373
Morgan Stanley 5.192% 4/17/2031 (b)	2,000,000	2,001,740
Morgan Stanley 5.32% 7/19/2035 (b)	800,000	787,782
MSCI Inc 5.25% 9/1/2035	160,000	153,347
Nuveen LLC 5.55% 1/15/2030 (d)	110,000	110,779
Sammons Financial Group Global Funding 4.8% 12/12/2030 (d)	560,000	544,465
		16,193,254
Consumer Finance - 0.9%
American Express Co 4.456% 2/10/2032 (b)	420,000	408,708
American Express Co 5.085% 1/30/2031 (b)	168,000	168,473
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	400,130
Ford Motor Credit Co LLC 4.97% 4/6/2029	630,000	623,283
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	453,343
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	389,000	385,670
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)	200,000	197,554
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)	388,000	375,689
Stellantis Financial Services US Corp 5.8% 6/15/2031 (d)	245,000	238,668
Synchrony Financial 5.45% 10/15/2030 (b)	97,000	96,924
		3,348,442
Financial Services - 2.5%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (d)	459,000	457,939
Blackstone Reg Finance Co LLC 5% 12/6/2034	700,000	676,088
Corebridge Financial Inc 4.35% 4/5/2042	25,000	20,584
Equitable Holdings Inc 5% 4/20/2048	1,196,000	1,001,056
Essent Group Ltd 6.25% 7/1/2029	500,000	512,453
Experian Finance US Inc 5.35% 8/24/2036 (d)	900,000	876,253
Fiserv Inc 4.55% 2/15/2031	1,300,000	1,255,404
Fiserv Inc 5.25% 8/11/2035	1,200,000	1,142,565
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (d)	900,000	889,393
Rexford Industrial Realty LP 2.15% 9/1/2031	159,000	137,020
Sammons Financial Group Inc 5.95% 6/15/2036 (d)	523,000	499,135
Sixth Street Lending Partners 6.125% 7/15/2030	160,000	159,944
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	697,912
Voya Financial Inc 5.05% 3/2/2036	420,000	399,490
		8,725,236
Insurance - 4.6%
200 Park Funding Trust 5.74% 2/15/2055 (d)	600,000	562,898
AmFam Holdings Inc 2.805% 3/11/2031 (d)	1,270,000	1,115,455
Aon North America Inc 5.75% 3/1/2054	40,000	36,883
Arthur J Gallagher & Co 5% 2/15/2032	72,000	71,096
Arthur J Gallagher & Co 5.15% 2/15/2035	1,400,000	1,357,903
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	326,933
Assurant Inc 2.65% 1/15/2032	420,000	364,304
Assurant Inc 5.55% 2/15/2036	1,581,000	1,545,446
Brown & Brown Inc 4.9% 6/23/2030	268,000	264,973
Brown & Brown Inc 5.25% 6/23/2032	521,000	512,808
Brown & Brown Inc 5.55% 6/23/2035	777,000	759,101
Brown & Brown Inc 6.25% 6/23/2055	352,000	338,210
Corebridge Global Funding 4.55% 1/9/2031 (d)	1,430,000	1,389,804
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	510,000	471,383
Fortitude Group Holdings LLC 6.25% 4/1/2030 (d)	395,000	398,550
Lincoln National Corp 2.33% 8/15/2030	440,000	394,959
Lincoln National Corp 5.35% 11/15/2035	700,000	670,788
Marsh & McLennan Cos Inc 4.95% 3/15/2036	875,000	836,321
Marsh & McLennan Cos Inc 5% 3/15/2035	250,000	240,792
Marsh & McLennan Cos Inc 6.25% 11/1/2052	255,000	258,411
Pacific LifeCorp 5.125% 1/30/2043 (d)	234,000	210,306
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (d)	1,500,000	1,509,548
Pine Street Trust III 6.223% 5/15/2054 (d)	800,000	770,891
Reinsurance Group of America Inc 3.9% 5/15/2029	570,000	554,178
Reinsurance Group of America Inc 5.75% 9/15/2034	510,000	511,301
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	392,763
Symetra Life Insurance Co 6.55% 10/1/2055 (d)	208,000	204,227
		16,070,232
TOTAL FINANCIALS		79,395,192
Health Care - 4.6%
Biotechnology - 0.5%
AbbVie Inc 4.55% 3/15/2035	151,000	142,800
Amgen Inc 5.25% 3/2/2033	88,000	88,060
Amgen Inc 5.65% 3/2/2053	161,000	150,051
Amgen Inc 5.75% 3/2/2063	75,000	69,233
Gilead Sciences Inc 5.5% 11/15/2054	450,000	420,631
Gilead Sciences Inc 5.6% 11/15/2064	960,000	892,292
		1,763,067
Health Care Equipment & Supplies - 0.9%
Augusta SpinCo Corp 4.656% 3/23/2031	640,000	628,967
Augusta SpinCo Corp 4.945% 3/23/2033	1,010,000	987,970
Augusta SpinCo Corp 5.245% 3/23/2036	398,000	388,005
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (d)	909,000	895,205
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (d)	154,000	151,526
VSP Optical Group Inc 5.4% 6/1/2033 (d)	94,000	92,939
VSP Optical Group Inc 5.45% 12/1/2035 (d)	91,000	88,824
VSP Optical Group Inc 5.65% 6/1/2036 (d)	96,000	95,241
		3,328,677
Health Care Providers & Services - 3.1%
Centene Corp 2.625% 8/1/2031	600,000	522,514
Centene Corp 3% 10/15/2030	294,000	265,114
Centene Corp 4.25% 12/15/2027	46,000	45,723
Centene Corp 4.625% 12/15/2029	990,000	965,097
Cigna Group/The 4.8% 8/15/2038	776,000	714,243
Cigna Group/The 4.9% 12/15/2048	400,000	337,840
CommonSpirit Health 4.352% 9/1/2030	175,000	169,620
CommonSpirit Health 4.975% 9/1/2035	181,000	172,253
CVS Health Corp 4.78% 3/25/2038	926,000	841,382
CVS Health Corp 4.875% 7/20/2035	134,000	126,866
CVS Health Corp 5.25% 1/30/2031	26,000	26,142
CVS Health Corp 5.3% 6/1/2033	210,000	208,659
CVS Health Corp 5.875% 6/1/2053	690,000	640,609
CVS Health Corp 6% 6/1/2063	140,000	129,971
CVS Health Corp 6.05% 6/1/2054	1,390,000	1,328,143
Icon Investments Six DAC 5.421% 8/13/2031 (d)	200,000	198,974
Icon Investments Six DAC 5.995% 8/13/2036 (d)	1,115,000	1,111,709
Sabra Health Care LP 3.2% 12/1/2031	615,000	551,602
UnitedHealth Group Inc 4.65% 1/15/2031	580,000	573,069
UnitedHealth Group Inc 5.3% 6/15/2035	273,000	271,513
UnitedHealth Group Inc 5.95% 6/15/2055	1,493,000	1,463,470
		10,664,513
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.4% 8/28/2028 (b)	372,000	380,783
TOTAL HEALTH CARE		16,137,040
Industrials - 4.8%
Aerospace & Defense - 2.0%
Boeing Co 3.625% 2/1/2031	1,535,000	1,443,346
Boeing Co 5.15% 5/1/2030	1,008,000	1,010,914
Boeing Co 5.805% 5/1/2050	200,000	188,530
Boeing Co 6.388% 5/1/2031	2,246,000	2,355,873
Boeing Co 6.528% 5/1/2034	49,000	52,279
Boeing Co 6.858% 5/1/2054	894,000	957,687
Boeing Co 7.008% 5/1/2064	240,000	259,126
Hexcel Corp 4.9% 5/15/2031	247,000	242,543
Hexcel Corp 5.875% 2/26/2035	150,000	151,122
RTX Corp 6.4% 3/15/2054	260,000	272,304
		6,933,724
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	18,569
Carrier Global Corp 6.2% 3/15/2054	11,000	11,254
		29,823
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	420,000	393,411
CSX Corp 4.75% 11/15/2048	202,000	171,065
Uber Technologies Inc 4.8% 9/15/2035	1,144,000	1,083,357
		1,647,833
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	469,000	470,483
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	505,421
Ingersoll Rand Inc 5.45% 6/15/2034	1,190,000	1,191,669
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	524,134
		2,691,707
Professional Services - 1.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	299,046
Leidos Inc 5% 3/15/2036	1,200,000	1,134,917
Paychex Inc 5.35% 4/15/2032	1,412,000	1,410,741
Paychex Inc 5.6% 4/15/2035	474,000	470,428
Verisk Analytics Inc 4.45% 3/15/2031	43,000	41,628
		3,356,760
Trading Companies & Distributors - 0.6%
Aircastle Ltd 2.85% 1/26/2028 (d)	1,200,000	1,166,108
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	124,000	122,425
Sumisho Air Lease Corp 4.85% 3/24/2031 (d)	298,000	291,586
Sumisho Air Lease Corp 5.5% 3/24/2036 (d)	860,000	838,474
		2,418,593
TOTAL INDUSTRIALS		17,078,440
Information Technology - 6.5%
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp 4.125% 11/15/2030	700,000	678,016
Amphenol Corp 4.4% 2/15/2033	700,000	669,375
Amphenol Corp 5.3% 11/15/2055	440,000	398,489
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	202,789
Dell International LLC / EMC Corp 4.75% 10/6/2032	177,000	171,786
Dell International LLC / EMC Corp 5% 4/1/2030	1,740,000	1,736,370
Dell International LLC / EMC Corp 5.1% 2/15/2036	800,000	768,943
Vontier Corp 2.95% 4/1/2031	1,632,000	1,475,461
		6,101,229
IT Services - 0.4%
Beignet Investor LLC 6.581% 5/30/2049 (d)	1,400,000	1,341,214
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Inc 2.45% 2/15/2031	175,000	155,492
Broadcom Inc 2.6% 2/15/2033	1,302,000	1,091,769
Broadcom Inc 3.5% 2/15/2041	363,000	269,635
Broadcom Inc 4.6% 7/15/2030	400,000	391,765
Broadcom Inc 4.8% 2/15/2036	600,000	550,598
Broadcom Inc 4.9% 7/15/2032	400,000	388,107
Broadcom Inc 5.15% 11/15/2031	4,070,000	4,036,286
Broadcom Inc 5.7% 1/15/2056	396,000	356,729
Micron Technology Inc 2.703% 4/15/2032	605,000	533,339
NVIDIA Corp 4.95% 6/15/2036	750,000	712,952
NVIDIA Corp 5.625% 6/15/2056	750,000	673,359
		9,160,031
Software - 1.8%
Oracle Corp 2.875% 3/25/2031	140,000	122,571
Oracle Corp 4.3% 7/8/2034	227,000	196,276
Oracle Corp 4.45% 9/26/2030	100,000	94,660
Oracle Corp 4.8% 9/26/2032	668,000	617,626
Oracle Corp 4.95% 2/4/2031	320,000	306,634
Oracle Corp 5.2% 9/26/2035	153,000	137,256
Oracle Corp 5.35% 5/4/2033	320,000	301,526
Oracle Corp 5.875% 9/26/2045	514,000	423,863
Oracle Corp 5.95% 9/26/2055	548,000	435,364
Oracle Corp 6.1% 9/26/2065	551,000	434,964
Oracle Corp 6.55% 2/4/2046	1,000,000	893,456
Oracle Corp 6.7% 2/4/2056	1,350,000	1,189,038
Oracle Corp 6.85% 2/4/2066	1,000,000	878,011
Oracle Corp 6.9% 11/9/2052	300,000	270,867
		6,302,112
TOTAL INFORMATION TECHNOLOGY		22,904,586
Materials - 0.4%
Construction Materials - 0.4%
CRH America Finance Inc 4.4% 2/9/2031	550,000	534,583
CRH America Finance Inc 5.5% 1/9/2035	850,000	849,131
TOTAL MATERIALS		1,383,714
Real Estate - 6.8%
Diversified REITs - 1.9%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	750,000	701,649
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	771,167
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	45,208
Piedmont Operating Partnership LP 5.625% 1/15/2033	900,000	884,794
Piedmont Operating Partnership LP 6.875% 7/15/2029	660,000	685,098
VICI Properties LP 4.95% 2/15/2030	1,380,000	1,361,686
VICI Properties LP 5.125% 11/15/2031	1,040,000	1,017,061
VICI Properties LP 5.125% 5/15/2032	157,000	152,666
VICI Properties LP 5.4% 10/15/2031	119,000	118,124
VICI Properties LP 5.75% 10/15/2036	900,000	874,885
		6,612,338
Health Care REITs - 1.2%
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	1,100,000	1,047,905
Healthpeak OP LLC 4.75% 1/15/2033	784,000	755,428
National Health Investors Inc 5.35% 2/1/2033	240,000	233,925
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	342,331
Omega Healthcare Investors Inc 5.2% 7/1/2030	630,000	625,630
Ventas Realty LP 3% 1/15/2030	1,247,000	1,167,582
		4,172,801
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	278,000	259,842
COPT Defense Properties LP 2.75% 4/15/2031	1,960,000	1,757,924
COPT Defense Properties LP 2.9% 12/1/2033	614,000	517,550
COPT Defense Properties LP 4.5% 10/15/2030	27,000	26,310
Hudson Pacific Properties LP 3.95% 11/1/2027	217,000	211,562
Hudson Pacific Properties LP 5.95% 2/15/2028	227,000	225,484
Kilroy Realty LP 2.5% 11/15/2032	150,000	123,233
Kilroy Realty LP 2.65% 11/15/2033	346,000	276,765
Kilroy Realty LP 3.05% 2/15/2030	700,000	642,848
Kilroy Realty LP 5.875% 10/15/2035	263,000	254,093
		4,295,611
Real Estate Management & Development - 0.2%
Extra Space Storage LP 4.95% 1/15/2033	366,000	356,416
Tanger Properties LP 3.125% 9/1/2026	410,000	410,000
		766,416
Residential REITs - 0.9%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	215,127
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	337,492
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	63,000	59,134
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	420,106
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	973,000	944,321
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	397,000	388,828
Sun Communities Operating LP 2.7% 7/15/2031	445,000	395,105
Sun Communities Operating LP 4.2% 4/15/2032	280,000	263,438
		3,023,551
Retail REITs - 1.0%
Agree LP 4.8% 10/1/2032	1,391,000	1,348,623
Agree LP 5.6% 6/15/2035	166,000	166,326
Agree LP 5.625% 6/15/2034	780,000	783,968
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	489,062
Kite Realty Group LP 5.5% 3/1/2034	33,000	32,825
Kite Realty Group Trust 4.75% 9/15/2030	257,000	253,611
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	419,000	401,615
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	95,416
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	35,288
Regency Centers LP 4.5% 3/15/2033	64,000	61,152
		3,667,886
Specialized REITs - 0.4%
American Tower Corp 5.55% 7/15/2033	1,260,000	1,265,698
TOTAL REAL ESTATE		23,804,301
Utilities - 10.9%
Electric Utilities - 7.5%
AEP Texas Inc 5.7% 5/15/2034	129,000	130,255
AEP Texas Inc 5.85% 10/15/2055	1,164,000	1,089,057
Alabama Power Co 5.1% 4/2/2035	215,000	211,115
Appalachian Power Co 4.5% 8/1/2032	1,120,000	1,079,916
Arizona Public Service Co 5.1% 3/15/2036	717,000	689,351
Baltimore Gas and Electric Co 5.65% 6/1/2054	1,000,000	933,191
Cleco Corporate Holdings LLC 4.973% 5/1/2046	1,016,000	838,529
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (d)	224,000	219,195
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,440,000	1,457,921
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	586,965
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	545,036
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	1,380,000	1,296,444
Duke Energy Corp 4.5% 8/15/2032	1,440,000	1,387,617
Duke Energy Corp 4.95% 9/15/2035	243,000	232,142
Duke Energy Corp 5% 8/15/2052	2,060,000	1,707,612
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	78,576
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	86,000	77,022
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	473,000	413,949
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)	250,000	247,401
Emera US Finance LLC 5.2% 4/1/2033	180,000	176,176
Exelon Corp 4.05% 4/15/2030	240,000	232,357
Exelon Corp 4.1% 3/15/2052	213,000	154,861
FirstEnergy Corp 2.25% 9/1/2030	639,000	570,819
FirstEnergy Corp 2.65% 3/1/2030	500,000	460,700
FirstEnergy Transmission LLC 4.75% 1/15/2033	522,000	504,207
Georgia Power Co 5.25% 3/15/2034	550,000	547,920
IPALCO Enterprises Inc 5.75% 4/1/2034	515,000	502,246
ITC Holdings Corp 5.65% 5/9/2034 (d)	800,000	801,799
Ohio Edison Co 4.95% 12/15/2029 (d)	267,000	266,367
Pacific Gas and Electric Co 5.9% 10/1/2054	512,000	461,063
Pinnacle West Capital Corp 5.15% 5/15/2030	1,681,000	1,688,443
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	467,740
Public Service Co of Oklahoma 5.4% 2/15/2034	157,000	156,379
Public Service Co of Oklahoma 6.3% 8/15/2056	1,040,000	1,033,459
Southern Co/The 5.7% 3/15/2034	126,000	127,760
Southwestern Electric Power Co 5.2% 4/1/2036	107,000	103,316
Southwestern Electric Power Co 5.3% 4/1/2033	129,000	128,052
Southwestern Electric Power Co 5.9% 4/1/2056	900,000	845,225
Tampa Electric Co 5.15% 3/1/2035	960,000	940,163
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	144,121
Vistra Operations Co LLC 4.7% 1/31/2031 (d)	800,000	776,224
Vistra Operations Co LLC 5% 4/30/2031 (d)	121,000	118,626
Vistra Operations Co LLC 5.25% 4/30/2033 (d)	128,000	124,793
Vistra Operations Co LLC 5.55% 4/30/2036 (d)	232,000	225,106
Xcel Energy Inc 5.6% 4/15/2035	1,380,000	1,375,840
		26,155,056
Gas Utilities - 0.3%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	260,362
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	162,109
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	713,875
		1,136,346
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The 2.45% 1/15/2031	1,460,000	1,288,129
AES Corp/The 3.95% 7/15/2030 (d)	152,000	144,396
AES Corp/The 5.75% 7/15/2033	242,000	239,223
Southern Power Co 4.25% 10/1/2030	261,000	253,666
Southern Power Co 4.9% 10/1/2035	1,554,000	1,470,435
		3,395,849
Multi-Utilities - 2.1%
Dominion Energy Inc 5.35% 6/15/2036	893,000	867,028
NiSource Inc 3.6% 5/1/2030	1,390,000	1,327,164
NiSource Inc 3.95% 3/30/2048	426,000	311,941
NiSource Inc 4.8% 2/15/2044	268,000	230,278
NiSource Inc 5.85% 4/1/2055	630,000	592,198
Puget Energy Inc 4.1% 6/15/2030	1,834,000	1,757,985
Puget Energy Inc 4.224% 3/15/2032	1,610,000	1,524,646
Puget Energy Inc 5.725% 3/15/2035	640,000	631,754
Sempra 3.8% 2/1/2038	207,000	170,189
		7,413,183
TOTAL UTILITIES		38,100,434
TOTAL UNITED STATES		262,552,257
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $333,924,493)		320,932,748

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	255,000	256,018
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(d)	265,000	242,317
UBS Group AG 4.875% (b)(c)(d)	570,000	569,633

TOTAL SWITZERLAND		811,950
TOTAL PREFERRED SECURITIES (Cost $1,100,949)		1,067,968

U.S. Treasury Obligations - 3.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	5.08	300,000	250,265
US Treasury Bonds 4.625% 11/15/2055	4.89 to 4.92	430,000	389,822
US Treasury Bonds 4.75% 2/15/2056	4.92 to 4.99	1,160,000	1,074,088
US Treasury Bonds 4.75% 5/15/2055	5.07 to 5.29	750,000	693,604
US Treasury Bonds 4.75% 8/15/2055	4.98	480,000	444,019
US Treasury Bonds 5% 5/15/2056	4.86 to 5.26	5,900,000	5,686,125
US Treasury Bonds 5.125% 8/15/2056	5.19 to 5.24	1,300,000	1,277,859
US Treasury Notes 4.25% 5/15/2035	3.92 to 4.68	1,360,000	1,316,066
US Treasury Notes 4.25% 8/15/2035	4.22	90,000	86,965
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,611,592)			11,218,813

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $7,146,754)	3.69	7,145,417	7,146,846

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $363,663,028)	350,040,155
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,604,926
NET ASSETS - 100.0%	352,645,081

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,067,939 or 21.0% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	4,984,288	85,916,757	83,753,889	190,425	(341)	31	7,146,846	7,145,417
	4,984,288	85,916,757	83,753,889	190,425	(341)	31	7,146,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	5,176,296	-	5,176,296	-

Bank Notes
Financials	362,945	-	362,945	-

Commercial Mortgage Securities	2,369,153	-	2,369,153	-

Foreign Government and Government Agency Obligations	1,765,386	-	1,765,386	-

Non-Convertible Corporate Bonds
Communication Services	30,501,817	-	30,501,817	-
Consumer Discretionary	10,741,542	-	10,741,542	-
Consumer Staples	9,276,582	-	9,276,582	-
Energy	29,227,271	-	29,227,271	-
Financials	106,222,555	-	106,222,555	-
Health Care	20,425,909	-	20,425,909	-
Industrials	22,223,777	-	22,223,777	-
Information Technology	24,522,029	-	24,522,029	-
Materials	3,660,630	-	3,660,630	-
Real Estate	23,804,301	-	23,804,301	-
Utilities	40,326,335	-	40,326,335	-

Preferred Securities
Energy	256,018	-	256,018	-
Financials	811,950	-	811,950	-

U.S. Treasury Obligations	11,218,813	-	11,218,813	-

Money Market Funds	7,146,846	7,146,846	-	-
Total Investments in Securities:	350,040,155	7,146,846	342,893,309	-
Fidelity® Corporate Bond ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$342,893,309
Investments in securities, at value - affiliated issuers	7,146,846
Interest receivable	4,591,913
Distributions receivable from affiliated funds	18,190
Total assets	354,650,258
Liabilities
Payable to custodian bank	591
Payable for investments purchased	491,719
Distributions payable	1,407,600
Accrued management fee	105,267
Total liabilities	2,005,177
Net Assets	$352,645,081
Net assets consist of:
Paid in capital	382,862,483
Total accumulated earnings (loss)	(30,217,402)
Net Assets	$352,645,081

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($352,645,081/7,650,000 shares)	$46.10

Other Information
Unaffiliated issuers, cost	356,516,274
Affiliated issuers, cost	7,146,754
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$50,944
Dividends - affiliated issuers	190,425
Interest	15,816,498
Total investment income	16,057,867
Expenses
Management fee	1,161,860
Independent trustees' fees and expenses	679
Total expenses	1,162,539
Expense reductions	(568)
Total expenses after reductions	1,161,971
Net investment income (loss)	14,895,896
Net realized gain (loss)
Investments - unaffiliated issuers	249,129
Investments - affiliated issuers	(341)
Redemptions in-kind	(252,735)
Net realized gain (loss)	(3,947)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(10,507,656)
Investments - affiliated issuers	31
Total change in net unrealized appreciation (depreciation)	(10,507,625)
Net gain (loss)	(10,511,572)
Net increase (decrease) in net assets resulting from operations	$4,384,324

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,895,896	$11,155,367
Net realized gain (loss)	(3,947)	(3,904,788)
Change in net unrealized appreciation (depreciation)	(10,507,625)	3,463,645
Net increase (decrease) in net assets resulting from operations	$4,384,324	$10,714,224
Distributions to shareholders
Distributions to shareholders	(14,936,850)	(11,059,950)
Total distributions	(14,936,850)	(11,059,950)
Net increase (decrease) in net assets resulting from share transactions	78,574,608	59,041,034
Total increase (decrease) in net assets	68,022,082	58,695,308
Net Assets
Beginning of period	284,622,999	225,927,691
End of period	$352,645,081	$284,622,999
Financial Highlights
Fidelity® Corporate Bond ETF

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$47.44	$47.56	$45.09	$46.23	$56.09
Income from Investment Operations
Net investment income (loss) A, B	2.19	2.13	1.95	1.66	1.34
Net realized and unrealized gain (loss)	(1.35)	(.15)	2.44	(1.14)	(9.83)
Total from investment operations	.84	1.98	4.39	.52	(8.49)
Distributions
Distributions from net investment income	(2.18)	(2.10)	(1.92)	(1.66)	(1.37)
Total distributions	(2.18)	(2.10)	(1.92)	(1.66)	(1.37)
Net asset value, end of period	$46.10	$47.44	$47.56	$45.09	$46.23
Total Return C, D	1.74%	4.30%	10.00%	1.19%	(15.30)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.61%	4.54%	4.27%	3.68%	2.60%
Net assets, end of period	$352,645,081	$284,622,999	$225,927,691	$171,346,965	$159,490,112
Portfolio turnover rate H	38% G	43% G	29% G	28% G	32% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Investment Grade Bond ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 7.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (c)(d)(f)	250,000	250,000
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (c)(d)(f)	250,000	250,516
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.0029% 10/16/2038 (c)(d)(f)	1,400,000	1,400,883
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (c)(d)(f)	250,000	250,508
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (c)(d)(f)	250,000	251,036
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (c)(d)(f)	250,000	250,030
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (c)(d)(f)	298,000	298,637
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (c)(d)(f)	250,000	250,194
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (c)(d)(f)	250,000	250,314
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (c)(d)(f)	250,000	250,200
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (c)(d)(f)	418,000	417,187
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (c)(d)(f)	299,000	299,453
TOTAL BAILIWICK OF JERSEY		4,418,958
BERMUDA - 0.1%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (c)(d)(f)	250,000	250,553
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2040 (c)(d)(f)	378,000	378,086
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (c)(d)(f)	250,000	250,000
TOTAL BERMUDA		878,639
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (c)(d)(f)	409,000	408,969
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (c)(d)(f)	250,000	250,094
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (c)(d)(f)	398,000	398,593
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(f)	250,000	250,313
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (c)(d)(f)	250,000	250,663
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (c)(d)(f)	142,000	142,133
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (c)(d)(f)	1,900,000	1,902,850
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (c)(d)(f)	250,000	250,274
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (c)(d)(f)	250,000	250,320
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (c)(d)(f)	99,502	99,565
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (c)(d)(f)	275,000	275,171
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (c)(d)(f)	250,000	250,479
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (c)(d)(f)	250,000	250,432
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(f)	277,000	277,544
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (c)	877,107	832,722
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (c)(d)(f)	250,000	250,575
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (c)(d)(f)	250,000	250,330
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (c)(d)(f)	120,000	120,068
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (b)(c)(d)	319,000	319,002
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (c)(d)(f)	1,008,000	1,010,247
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (c)(d)(f)	250,000	250,608
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (c)(d)(f)	105,000	105,224
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (c)(d)(f)	684,000	684,873
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(f)	362,000	362,361
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (c)(d)(f)	250,000	250,205
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (c)(d)(f)	250,000	250,121
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (c)(d)(f)	150,000	150,033
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(d)(f)	387,000	387,002
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (c)(d)(f)	250,000	250,463
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (c)(d)(f)	250,000	250,603
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (c)(d)(f)	250,000	250,200
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (c)	244,792	243,810
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (c)(d)(f)	374,000	374,757
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	67,006	66,334
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (c)(d)(f)	250,000	249,756
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (c)(d)(f)	250,000	250,828
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (c)(d)(f)	100,000	100,055
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (c)(d)(f)	250,000	250,437
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (c)(d)(f)	1,650,000	1,650,152
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (c)(d)(f)	250,000	250,222
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (c)(d)(f)	163,000	162,850
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (c)(d)(f)	260,000	260,897
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (c)(d)(f)	250,000	250,345
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (c)(d)(f)	250,000	250,282
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (c)(d)(f)	250,000	249,169
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (c)(d)(f)	250,000	250,553
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (c)(d)(f)	250,000	250,460
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (c)(d)(f)	250,000	250,651
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (c)(d)(f)	1,000,000	1,000,543
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (c)(d)(f)	313,000	313,386
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (c)(d)(f)	250,000	250,434
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (c)(d)(f)	250,000	250,301
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (c)(d)(f)	500,000	499,992
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (c)(d)(f)	250,000	250,398
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (c)(d)(f)	250,000	250,522
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (c)(d)(f)	250,000	250,062
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(f)	194,058	194,112
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (c)(d)(f)	165,448	165,302
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (c)(d)(f)	265,000	265,288
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (c)(d)(f)	250,000	250,356
Rr 36 Ltd / Rr 36 LLC Series 2025-36RA Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0429% 1/15/2040 (c)(d)(f)	473,000	473,360
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(f)	250,000	249,860
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (c)(d)(f)	292,000	292,090
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (c)(d)(f)	250,000	250,486
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (c)(d)(f)	250,000	250,329
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (c)(d)(f)	250,000	250,341
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (c)(d)(f)	400,000	400,851
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)(f)	265,000	265,290
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		22,966,898
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	88,484	88,697
MULTI-NATIONAL - 0.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (c)(d)(f)	377,000	377,733
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (c)(d)(f)	250,000	250,686
TOTAL MULTI-NATIONAL		628,419
UNITED STATES - 3.0%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	221,266	220,752
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (c)	248,642	246,653
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	167,106	168,117
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	167,106	168,117
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (c)	1,500,000	1,486,224
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (c)	230,000	228,138
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	217,659	217,174
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (c)	220,000	220,696
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	420,900	416,276
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	349,680	341,486
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	104,775	91,755
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	206,693	195,092
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	138,950	136,400
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	114,138	110,872
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (c)	225,000	222,075
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (c)	189,000	186,694
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	188,000	186,614
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	94,750	94,256
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	48,000	45,820
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	229,510	217,825
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	48,625	44,126
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2II, 5.217% 7/25/2055 (c)	1,040,000	1,016,809
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (c)	1,689,093	1,670,763
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (c)	298,856	295,103
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	232,025	231,536
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (c)	120,000	120,240
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (c)(d)(f)	318,000	318,836
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (c)(d)(f)	174,000	174,054
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (c)(d)(f)	250,000	250,000
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (c)	475,000	474,121
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	179,270	178,063
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (c)	836,550	830,420
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (c)(d)(f)	314,000	314,163
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (c)	237,431	230,313
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (c)(d)(f)	250,000	250,325
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (c)(d)(f)	374,000	374,002
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (c)	1,500,000	1,494,190
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (c)	244,131	236,245
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	226,184	223,149
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (c)	250,000	248,325
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	1,028,500	977,451
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (c)	129,675	127,424
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	48,143	47,451
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	121,830	122,036
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	55,020	54,937
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	107,093	102,010
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	946,148	924,746
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	212,220	205,494
Taco Bell Fdg LLC Series 2021-1A Class A2II, 2.294% 8/25/2051 (c)	491,250	457,435
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	565,000	551,214
Willis Engine Structured Tr V Series 2020-A Class A, 3.228% 3/15/2045 (c)	247,174	239,818
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (c)	639,197	634,083
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (c)	195,671	183,230
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (c)	333,939	328,380
TOTAL UNITED STATES		19,131,528
TOTAL ASSET-BACKED SECURITIES (Cost $48,193,062)		48,113,139

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.788% 5/10/2030 (d) (Cost $250,000)	250,000	248,766

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (c)(d)(f)	117,000	117,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(f)	151,000	151,189
BANK Series 2017-BNK9 Class A4, 3.538% 11/15/2054	1,584,693	1,560,698
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (c)	308,521	303,453
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2964% 9/15/2056 (d)	14,000	14,294
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (c)(d)(f)(g)	194,059	194,302
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)	1,600,000	1,626,113
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(f)	578,000	578,360
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (c)(d)(f)	100,000	100,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)	231,000	230,723
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (c)(d)	100,000	100,445
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(f)	278,000	277,288
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(f)(g)	1,159,637	1,157,469
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (c)(d)(f)	53,981	53,846
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (c)(d)(f)	178,827	178,661
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(f)	368,521	368,981
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (c)(d)(f)(g)	2,050	2,050
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(f)	609,285	610,427
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(d)	64,349	64,449
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (c)(d)(f)	296,384	297,032
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(f)	338,881	339,093
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (c)(d)(f)(g)	156,652	157,044
BX Commercial Mortgage Trust Series 2026-XL6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 3/15/2043 (c)(d)(f)(g)	1,102,961	1,107,097
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(d)	465,000	466,163
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	500,000	465,680
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (c)(d)(f)(g)	7,000	7,004
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(f)	134,177	134,387
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (c)(d)(f)	70,000	70,175
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (c)(d)(f)(g)	209,164	209,556
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (c)(d)(f)	536,900	538,242
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (c)(d)(f)	70,000	70,153
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (c)(d)(f)	70,000	70,263
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (c)(d)(f)	100,000	100,188
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(d)	484,000	485,210
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(f)	335,489	335,908
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(f)	292,000	292,183
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(d)	485,399	486,916
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(d)	2,874,000	2,842,533
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	91,304	68,914
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	286,000	284,040
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)	100,000	100,150
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(d)	120,000	117,133
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(f)	335,000	335,419
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(f)	390,899	391,632
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (c)(d)(f)	57,345	57,523
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (c)(d)(f)	1,525,367	1,532,993
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(f)(g)	831,985	832,505
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (c)(d)(f)(g)	39,351	39,449
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (c)(d)(f)(g)	475,019	477,097
GS Mortgage Securities Trust Series 2020-GC47 Class A4, 2.1245% 5/12/2053	408,000	371,073
GS Mortgage Securities Trust Series 2021-GSA3 Class A4, 2.3689% 12/15/2054	1,900,000	1,661,295
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (c)(d)(f)(g)	121,000	120,924
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (c)(d)	128,000	127,845
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(d)	338,000	332,982
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (c)	1,000,000	899,990
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(f)	241,000	241,000
LBA Trust Series 2026-LBA6 Class B, CME Term SOFR 1 month Index + 1.35%, 5% 7/15/2043 (c)(d)(f)(g)	1,483,000	1,483,000
LBA Trust Series 2026-LBA6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.25% 7/15/2043 (c)(d)(f)	371,000	371,000
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (c)(d)(f)	70,000	65,909
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (c)(d)(f)	141,000	140,737
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(f)	398,786	399,036
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (c)(d)(f)	454,147	454,431
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (c)(d)(f)	437,258	437,531
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (c)	367,000	367,219
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (c)	217,000	217,034
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(d)	323,000	316,695
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(f)	927,000	927,579
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (c)(d)(f)	242,000	242,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (c)(d)(f)	670,000	670,000
TOTAL UNITED STATES		30,248,710
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,341,417)		30,248,710

Non-Convertible Corporate Bonds - 23.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (c)	153,000	149,073
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5% 12/15/2029	125,000	125,188
Cenovus Energy Inc 4.65% 3/20/2031	106,000	103,797
Cenovus Energy Inc 5.4% 3/20/2036	214,000	208,204
TOTAL ENERGY		437,189
TOTAL CANADA		586,262
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 5.786% 1/13/2033 (c)(d)	186,000	188,702
Societe Generale SA 3% 1/22/2030 (c)	300,000	279,261
Societe Generale SA 5.5% 4/13/2029 (c)(d)	396,000	398,579

TOTAL FRANCE		866,542
GERMANY - 0.4%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	1,469,000	1,462,791
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	200,000	207,650
TOTAL FINANCIALS		1,670,441
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 5.125% 7/20/2031 (c)	298,000	295,538
Bayer US Finance LLC 5.375% 7/20/2033 (c)	540,000	533,370
TOTAL HEALTH CARE		828,908
TOTAL GERMANY		2,499,349
IRELAND - 0.6%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	964,000	925,977
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	331,000	321,316
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.375% 12/15/2031	170,000	170,288
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	150,775
TOTAL FINANCIALS		1,568,356
Industrials - 0.4%
Passenger Airlines - 0.1%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (c)	200,000	199,354
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (c)	240,000	238,501
		437,855
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	412,000	402,268
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	384,000	384,555
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (c)	150,000	144,559
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	345,000	343,392
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	149,000	149,299
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	369,000	376,939
		1,801,012
TOTAL INDUSTRIALS		2,238,867
TOTAL IRELAND		3,807,223
JAPAN - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	200,042
NTT Finance Corp 4.62% 7/16/2028 (c)	200,000	199,091
NTT Finance Corp 5.0115% 11/1/2031 (c)	254,000	249,971
NTT Finance Corp 5.2588% 11/1/2033 (c)	386,000	377,918
TOTAL COMMUNICATION SERVICES		1,027,022
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	200,000	198,223
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)	200,000	196,138
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (d)	239,000	235,472
TOTAL FINANCIALS		629,833
TOTAL JAPAN		1,656,855
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	1,716,000	1,695,751
Petroleos Mexicanos 6.625% 6/15/2035	524,000	500,803
Petroleos Mexicanos 7.69% 1/23/2050	2,741,000	2,499,381

TOTAL MEXICO		4,695,935
NETHERLANDS - 0.2%
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(d)	490,000	491,339
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	411,000	399,062
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	321,000	311,489
TOTAL INFORMATION TECHNOLOGY		710,551
TOTAL NETHERLANDS		1,201,890
SAUDI ARABIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (c)	320,000	318,954
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 3.091% 5/14/2032 (c)(d)	385,000	349,458
UBS Group AG 4.194% 4/1/2031 (c)(d)	760,000	736,468
UBS Group AG 5.428% 2/8/2030 (c)(d)	226,000	228,277
UBS Group AG 6.246% 9/22/2029 (c)(d)	847,000	868,664

TOTAL SWITZERLAND		2,182,867
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 4.219% 5/24/2030 (d)	333,000	325,333
Barclays PLC 5.102% 6/26/2032 (d)	1,056,000	1,039,897
Barclays PLC 5.335% 9/10/2035 (d)	300,000	291,296
Barclays PLC 5.69% 3/12/2030 (d)	1,053,000	1,068,869
Barclays PLC 6.224% 5/9/2034 (d)	200,000	206,544
Barclays PLC 6.49% 9/13/2029 (d)	825,000	847,721
NatWest Group PLC 3.073% 5/22/2028 (d)	857,000	847,570

TOTAL UNITED KINGDOM		4,627,230
UNITED STATES - 19.6%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.55% 12/1/2033	1,558,000	1,286,547
AT&T Inc 4.3% 2/15/2030	136,000	133,177
AT&T Inc 4.4% 4/30/2031	154,000	149,728
AT&T Inc 5.375% 8/15/2035	100,000	97,731
HUT 8 DC LLC 6.192% 11/15/2042 (c)	381,000	370,023
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (c)	201,000	198,127
Space Exploration Technologies Corp 5.35% 7/15/2031 (c)	779,000	761,433
Space Exploration Technologies Corp 5.65% 7/15/2033 (c)	1,059,000	1,021,657
Verizon Communications Inc 2.355% 3/15/2032	845,000	730,778
Verizon Communications Inc 4.5% 8/10/2033	141,000	133,791
Verizon Communications Inc 4.78% 2/15/2035	90,000	84,979
		4,967,971
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	176,000	161,092
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	648,000	625,881
Meta Platforms Inc 5.25% 5/15/2036	376,000	361,873
		987,754
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,564,000	1,301,191
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	565,000	495,351
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	19,834
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	1,065,000	801,582
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	965,000	746,326
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	36,611
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	70,000	62,303
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,599,000	1,596,553
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	1,320,000	1,198,053
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	120,000	107,938
Time Warner Cable LLC 5.5% 9/1/2041	60,000	49,922
		6,415,664
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	445,000	385,312
T-Mobile USA Inc 3.875% 4/15/2030	208,000	199,907
T-Mobile USA Inc 4.2% 10/1/2029	400,000	392,629
T-Mobile USA Inc 4.5% 4/15/2050	116,000	88,535
T-Mobile USA Inc 5.05% 7/15/2033	148,000	144,903
		1,211,286
TOTAL COMMUNICATION SERVICES		13,743,767
Consumer Discretionary - 0.5%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,113
Stellantis Finance US Inc 5.35% 3/17/2028 (c)	490,000	490,335
		495,448
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	260,000	264,288
Hasbro Inc 4.65% 3/12/2031	473,000	462,966
		727,254
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	540,000	532,474
AutoZone Inc 5.125% 6/15/2030	107,000	107,373
AutoZone Inc 6.25% 11/1/2028	400,000	411,446
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,989
Lowe's Cos Inc 3.75% 4/1/2032	652,000	606,790
O'Reilly Automotive Inc 5.1% 3/12/2036	129,000	124,176
		1,784,248
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	16,069
TOTAL CONSUMER DISCRETIONARY		3,023,019
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5.5% 9/15/2054	300,000	269,187
Mars Inc 4.8% 3/1/2030 (c)	125,000	124,366
Mars Inc 5% 3/1/2032 (c)	211,000	209,567
Mars Inc 5.2% 3/1/2035 (c)	522,000	514,403
		1,117,523
Food Products - 0.1%
Conagra Brands Inc 5% 8/1/2030	440,000	434,107
Conagra Brands Inc 5.4% 8/1/2031	101,000	100,656
Conagra Brands Inc 8.25% 9/15/2030	117,000	129,018
		663,781
TOTAL CONSUMER STAPLES		1,781,304
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Partners LP 5.35% 11/30/2036 (c)	207,000	201,312
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (c)	539,000	524,649
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (c)	900,000	891,036
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	23,000	23,661
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	688,000	710,275
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,089
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	5,000	5,130
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	3,000	3,121
Energy Transfer LP 4.95% 6/15/2028	148,000	148,403
Energy Transfer LP 5.25% 7/1/2029	23,000	23,224
Energy Transfer LP 5.6% 9/1/2034	378,000	377,922
Energy Transfer LP 5.75% 2/15/2033	627,000	639,884
Energy Transfer LP 6.55% 12/1/2033	170,000	180,531
MPLX LP 4.8% 2/15/2029	138,000	137,853
Occidental Petroleum Corp 5.375% 1/1/2032	153,000	154,415
Occidental Petroleum Corp 6.45% 9/15/2036	543,000	572,771
Occidental Petroleum Corp 7.5% 5/1/2031	619,000	676,721
ONEOK Inc 4.25% 9/24/2027	32,000	31,912
ONEOK Inc 4.4% 10/15/2029	33,000	32,468
ONEOK Inc 4.75% 10/15/2031	65,000	63,576
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	494,339
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	914,000	897,119
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	121,000	119,228
Rio Grande LNG LLC 5.25% 6/30/2031 (c)	90,000	88,954
Rio Grande LNG LLC 5.5% 1/30/2034 (c)	114,000	111,833
Rio Grande LNG LLC 5.75% 6/30/2036 (c)	360,000	350,699
Targa Resources Corp 4.35% 1/15/2029	109,000	107,903
Targa Resources Corp 4.35% 4/15/2031	216,000	209,135
Targa Resources Corp 4.9% 9/15/2030	772,000	766,199
Targa Resources Corp 5.55% 8/15/2035	221,000	218,668
Targa Resources Corp 5.65% 2/15/2036	224,000	223,025
Targa Resources Corp 6.125% 3/15/2033	100,000	103,612
Western Gas Partners LP 4.05% 2/1/2030 (e)	1,337,000	1,289,799
Western Gas Partners LP 4.8% 3/1/2031	580,000	569,218
Western Gas Partners LP 5.5% 12/15/2035	300,000	291,699
Western Gas Partners LP 5.7% 7/1/2036	389,000	383,057
Williams Cos Inc/The 3.5% 11/15/2030	750,000	703,238
Williams Cos Inc/The 4.65% 8/15/2032	224,000	217,062
Williams Cos Inc/The 4.8% 11/15/2029	138,000	137,618
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,741
Williams Cos Inc/The 5.65% 3/15/2033	121,000	122,457
TOTAL ENERGY		12,808,556
Financials - 7.9%
Banks - 3.2%
Bank of America Corp 2.299% 7/21/2032 (d)	250,000	218,497
Bank of America Corp 2.496% 2/13/2031 (d)	948,000	871,533
Bank of America Corp 2.972% 2/4/2033 (d)	1,000,000	890,989
Bank of America Corp 4.183% 11/25/2027	204,000	203,046
Bank of America Corp 5.015% 7/22/2033 (d)	1,917,000	1,893,212
Bank of America Corp 5.288% 4/25/2034 (d)	191,000	190,066
Bank of America Corp 5.819% 9/15/2029 (d)	1,333,000	1,357,879
Citigroup Inc 2.976% 11/5/2030 (d)	588,000	552,080
Citigroup Inc 3.057% 1/25/2033 (d)	250,000	223,547
Citigroup Inc 4.412% 3/31/2031 (d)	923,000	902,473
Citigroup Inc 4.45% 9/29/2027	190,000	189,628
Citigroup Inc 5.449% 6/11/2035 (d)	400,000	398,783
Citigroup Inc 6.27% 11/17/2033 (d)	921,000	965,695
Citizens Financial Group Inc 2.638% 9/30/2032	355,000	301,062
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	256,000	259,149
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	2,075,000	1,852,607
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	1,020,000	1,003,350
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	260,000	255,497
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	146,000	146,126
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	1,601,000	1,602,148
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	1,129,000	1,133,326
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	280,000	278,412
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	330,000	320,884
Wells Fargo & Co 2.879% 10/30/2030 (d)	506,000	474,641
Wells Fargo & Co 4.478% 4/4/2031 (d)	472,000	462,964
Wells Fargo & Co 4.897% 7/25/2033 (d)	790,000	772,817
Wells Fargo & Co 5.15% 4/23/2031 (d)	298,000	298,530
Wells Fargo & Co 5.389% 4/24/2034 (d)	63,000	62,917
Wells Fargo & Co 5.499% 1/23/2035 (d)	240,000	240,236
Wells Fargo & Co 5.605% 4/23/2036 (d)	235,000	235,892
Wells Fargo & Co 6.303% 10/23/2029 (d)	1,240,000	1,275,967
Wells Fargo & Co 6.491% 10/23/2034 (d)	500,000	530,100
		20,364,053
Capital Markets - 3.0%
Ares Strategic Income Fund 5.45% 9/9/2028	122,000	121,540
Ares Strategic Income Fund 5.55% 4/15/2031	400,000	386,162
Ares Strategic Income Fund 5.6% 2/15/2030	200,000	196,502
Ares Strategic Income Fund 5.7% 3/15/2028	435,000	436,161
Ares Strategic Income Fund 5.8% 9/9/2030	98,000	96,136
Athene Global Funding 4.721% 10/8/2029 (c)	470,000	461,442
Athene Global Funding 5.339% 1/15/2027 (c)	50,000	50,139
Athene Global Funding 5.38% 1/7/2030 (c)	158,000	157,316
Athene Global Funding 5.583% 1/9/2029 (c)	930,000	935,636
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (c)(d)(f)	440,000	441,311
Blackstone Private Credit Fund 5.6% 11/22/2029	56,000	55,328
Blackstone Private Credit Fund 7.3% 11/27/2028	180,000	185,600
Equitable America Global Funding 5.125% 6/15/2031 (c)	1,504,000	1,488,649
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,479,000	1,290,536
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	1,000,000	892,875
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,014,000	973,541
Goldman Sachs Group Inc/The 5.24% 7/21/2032 (d)	84,000	83,518
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	324,000	316,275
HPS Corporate Lending Fund 5.45% 1/14/2028	340,000	339,515
HPS Corporate Lending Fund 5.45% 11/15/2030	830,000	802,594
LPL Holdings Inc 4.9% 4/3/2028	210,000	209,803
Moody's Corp 5% 8/5/2034	310,000	303,864
Morgan Stanley 2.943% 1/21/2033 (d)	1,324,000	1,173,650
Morgan Stanley 4.431% 1/23/2030 (d)	488,000	481,999
Morgan Stanley 4.493% 1/16/2032 (d)	269,000	260,721
Morgan Stanley 4.654% 10/18/2030 (d)	462,000	456,938
Morgan Stanley 4.708% 3/12/2032 (d)	500,000	488,072
Morgan Stanley 4.809% 4/16/2032 (d)	127,000	124,343
Morgan Stanley 4.889% 7/20/2033 (d)	400,000	390,932
Morgan Stanley 5.17% 7/14/2032 (d)	126,000	125,061
Morgan Stanley 5.192% 4/17/2031 (d)	203,000	203,177
Morgan Stanley 5.32% 7/19/2035 (d)	480,000	472,669
Morgan Stanley 5.664% 4/17/2036 (d)	105,000	105,232
Morgan Stanley 6.342% 10/18/2033 (d)	290,000	304,162
Morgan Stanley 6.627% 11/1/2034 (d)	905,000	962,668
MSCI Inc 5.15% 3/15/2036	83,000	78,770
MSCI Inc 5.25% 9/1/2035	804,000	770,571
Sammons Financial Group Global Funding 4.8% 12/12/2030 (c)	400,000	388,904
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	190,000	189,860
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	706,000	700,553
Sammons Financial Group Global Funding 5.1% 6/22/2031 (c)	1,063,000	1,038,832
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	490,000	484,577
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,138
		19,441,272
Consumer Finance - 0.5%
Ally Financial Inc 7.1% 11/15/2027	88,000	90,247
American Express Co 5.085% 1/30/2031 (d)	121,000	121,341
Capital One Financial Corp 2.359% 7/29/2032 (d)	16,000	13,755
Capital One Financial Corp 5.247% 7/26/2030 (d)	185,000	185,878
Capital One Financial Corp 6.312% 6/8/2029 (d)	416,000	425,906
Capital One Financial Corp 7.624% 10/30/2031 (d)	30,000	32,518
Ford Motor Credit Co LLC 5.73% 9/5/2030	300,000	299,855
Ford Motor Credit Co LLC 5.8% 3/8/2029	230,000	231,858
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,063,000	1,090,031
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	224,000	221,261
Stellantis Financial Services US Corp 5.8% 6/15/2031 (c)	470,000	457,853
		3,170,503
Financial Services - 0.5%
Corebridge Financial Inc 3.9% 4/5/2032	840,000	777,337
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,647
Corebridge Financial Inc 5.75% 1/15/2034	130,000	131,114
Corebridge Financial Inc 6.05% 9/15/2033	322,000	330,210
Equitable Holdings Inc 4.572% 2/15/2029 (c)	790,000	778,288
Equitable Holdings Inc 5% 4/20/2048	34,000	28,458
Jackson Financial Inc 3.125% 11/23/2031	336,000	297,636
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,013
Jackson Financial Inc 5.67% 6/8/2032	34,000	33,791
Jackson Financial Inc 6.15% 1/15/2037	200,000	195,588
Sammons Financial Group Inc 5.95% 6/15/2036 (c)	341,000	325,440
Sixth Street Lending Partners 6.125% 7/15/2030	108,000	107,962
		3,011,484
Insurance - 0.7%
Assurant Inc 5.55% 2/15/2036	237,000	231,670
Corebridge Global Funding 4.65% 8/20/2027 (c)	84,000	84,101
Corebridge Global Funding 4.9% 12/3/2029 (c)	300,000	298,374
Corebridge Global Funding 5.2% 1/12/2029 (c)	80,000	80,288
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	860,000	794,882
Grand River Funding Trust I 6.311% 2/15/2036 (c)	389,000	383,709
Jackson National Life Global Funding 5.25% 6/16/2031 (c)	654,000	647,753
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)	534,000	529,004
Liberty Mutual Group Inc 5.25% 5/1/2036 (c)	247,000	238,640
Lincoln National Corp 3.4% 1/15/2031	394,000	365,813
Lincoln National Corp 5.35% 11/15/2035	221,000	211,777
Lincoln National Corp 5.852% 3/15/2034	100,000	100,495
Marsh & McLennan Cos Inc 4.65% 3/15/2030	390,000	386,981
Unum Group 4% 6/15/2029	56,000	54,573
Unum Group 6% 6/15/2054	230,000	215,736
		4,623,796
TOTAL FINANCIALS		50,611,108
Health Care - 1.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	7,000	7,043
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.4% 6/1/2033 (c)	153,000	151,273
VSP Optical Group Inc 5.45% 12/1/2035 (c)	218,000	212,786
VSP Optical Group Inc 5.65% 6/1/2036 (c)	185,000	183,537
		547,596
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	13,000	12,385
Centene Corp 2.5% 3/1/2031	359,000	313,417
Centene Corp 2.625% 8/1/2031	5,000	4,353
Centene Corp 3% 10/15/2030	153,000	137,968
Centene Corp 3.375% 2/15/2030	524,000	486,583
Centene Corp 4.625% 12/15/2029	456,000	444,529
Cigna Group/The 2.375% 3/15/2031	337,000	300,875
Cigna Group/The 4.8% 8/15/2038	376,000	346,077
Cigna Group/The 5.4% 3/15/2033	305,000	307,305
CVS Health Corp 4.875% 7/20/2035	337,000	319,059
CVS Health Corp 5.25% 1/30/2031	146,000	146,797
CVS Health Corp 5.3% 6/1/2033	1,163,000	1,155,572
CVS Health Corp 5.45% 9/15/2035	630,000	621,554
HCA Inc 5.45% 4/1/2031	290,000	292,916
Icon Investments Six DAC 5.421% 8/13/2031 (c)	200,000	198,974
Sabra Health Care LP 3.2% 12/1/2031	1,177,000	1,055,667
		6,144,031
TOTAL HEALTH CARE		6,698,670
Industrials - 0.8%
Aerospace & Defense - 0.5%
Boeing Co 5.15% 5/1/2030	398,000	399,151
Boeing Co 5.805% 5/1/2050	500,000	471,325
Boeing Co 6.528% 5/1/2034	1,543,000	1,646,261
		2,516,737
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	154,000	158,870
Carrier Global Corp 6.2% 3/15/2054	2,000	2,046
		160,916
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	101,000	97,444
Uber Technologies Inc 4.8% 9/15/2035	208,000	196,974
		294,418
Professional Services - 0.2%
Paychex Inc 5.1% 4/15/2030	82,000	82,031
Paychex Inc 5.35% 4/15/2032	554,000	553,506
Paychex Inc 5.6% 4/15/2035	489,000	485,315
Verisk Analytics Inc 4.45% 3/15/2031	56,000	54,215
		1,175,067
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	164,000	162,984
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	223,000	220,168
Sumisho Air Lease Corp 4.85% 3/24/2031 (c)	564,000	551,861
		935,013
TOTAL INDUSTRIALS		5,082,151
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.5% 2/15/2031	280,000	272,907
Dell International LLC / EMC Corp 4.75% 10/6/2032	1,162,000	1,127,768
Dell International LLC / EMC Corp 5% 2/15/2034	312,000	302,234
Dell International LLC / EMC Corp 5.1% 2/15/2036	940,000	903,508
Dell International LLC / EMC Corp 5.25% 2/15/2037	455,000	437,181
Dell International LLC / EMC Corp 5.75% 2/1/2033	200,000	204,212
Dell International LLC / EMC Corp 6.2% 7/15/2030	140,000	145,001
		3,392,811
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 2.45% 2/15/2031	727,000	645,957
Broadcom Inc 2.6% 2/15/2033	946,000	793,252
Broadcom Inc 3.419% 4/15/2033	970,000	850,566
Broadcom Inc 5.15% 11/15/2031	225,000	223,136
		2,512,911
Software - 0.3%
Oracle Corp 3.9% 5/15/2035	200,000	163,334
Oracle Corp 4.45% 9/26/2030	79,000	74,782
Oracle Corp 4.8% 9/26/2032	360,000	332,852
Oracle Corp 5.2% 9/26/2035	783,000	702,429
Oracle Corp 5.875% 9/26/2045	484,000	399,124
Oracle Corp 5.95% 9/26/2055	146,000	115,991
Oracle Corp 6.1% 9/26/2065	128,000	101,044
		1,889,556
TOTAL INFORMATION TECHNOLOGY		7,795,278
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (d)	141,000	146,515
Celanese US Holdings LLC 7.55% 11/15/2030 (d)	165,000	174,656
Celanese US Holdings LLC 7.7% 11/15/2033 (d)	69,000	73,677
		394,848
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027	178,000	178,277
Amrize Finance US LLC 4.7% 4/7/2028	128,000	127,943
		306,220
TOTAL MATERIALS		701,068
Real Estate - 2.5%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	252,000	214,951
Piedmont Operating Partnership LP 5.625% 1/15/2033	21,000	20,645
Piedmont Operating Partnership LP 9.25% 7/20/2028	99,000	105,717
VICI Properties LP 4.75% 2/15/2028	57,000	56,879
VICI Properties LP 4.75% 4/1/2028	83,000	82,758
VICI Properties LP 4.95% 2/15/2030	958,000	945,286
VICI Properties LP 5.125% 5/15/2032	221,000	214,899
VICI Properties LP 5.4% 10/15/2031	218,000	216,396
VICI Properties LP 5.75% 4/1/2034	76,000	75,226
Vornado Realty LP 3.4% 6/1/2031	3,000	2,739
		1,935,496
Health Care REITs - 0.4%
Healthcare Realty Holdings LP 2.4% 3/15/2030	200,000	181,222
Healthcare Realty Holdings LP 3.1% 2/15/2030	510,000	476,907
Healthpeak OP LLC 5.375% 2/15/2035	490,000	482,302
Omega Healthcare Investors Inc 3.25% 4/15/2033	709,000	616,024
Omega Healthcare Investors Inc 3.375% 2/1/2031	625,000	573,910
Omega Healthcare Investors Inc 3.625% 10/1/2029	60,000	57,265
Ventas Realty LP 2.5% 9/1/2031	357,000	314,541
		2,702,171
Office REITs - 0.3%
COPT Defense Properties LP 2.75% 4/15/2031	1,671,000	1,498,720
COPT Defense Properties LP 4.5% 10/15/2030	124,000	120,835
		1,619,555
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.55% 3/15/2028	8,000	8,216
CBRE Services Inc 2.5% 4/1/2031	8,000	7,118
Essex Portfolio LP 5.5% 4/1/2034	290,000	289,051
Extra Space Storage LP 4.9% 2/1/2032	967,000	950,599
Extra Space Storage LP 4.95% 1/15/2033	293,000	285,328
Extra Space Storage LP 5.4% 2/1/2034	100,000	99,158
Tanger Properties LP 2.75% 9/1/2031	531,000	471,493
Tanger Properties LP 3.875% 7/15/2027	74,000	73,530
		2,184,493
Residential REITs - 0.5%
American Homes 4 Rent LP 2.375% 7/15/2031	501,000	438,208
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,286
American Homes 4 Rent LP 3.625% 4/15/2032	771,000	704,130
American Homes 4 Rent LP 4.3% 4/15/2052	22,000	16,521
American Homes 4 Rent LP 5.5% 7/15/2034	152,000	150,689
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,354,000	1,156,872
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	264,000	256,219
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,894
Sun Communities Operating LP 2.7% 7/15/2031	753,000	668,571
UDR Inc 5.125% 9/1/2034	55,000	53,582
		3,447,972
Retail REITs - 0.6%
Agree LP 5.6% 6/15/2035	535,000	536,052
Agree LP 5.625% 6/15/2034	689,000	692,505
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	53,806
Brixmor Operating Partnership LP 4.85% 2/15/2033	215,000	207,836
Brixmor Operating Partnership LP 5.2% 4/1/2032	413,000	409,022
Brixmor Operating Partnership LP 5.75% 2/15/2035	160,000	161,438
Kite Realty Group Trust 4.75% 9/15/2030	64,000	63,156
NNN REIT Inc 5.5% 6/15/2034	199,000	198,916
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	152,000	145,693
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	204,000	194,648
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	669,000	674,507
Regency Centers LP 5% 7/15/2032	137,000	135,619
Regency Centers LP 5.1% 1/15/2035	52,000	50,751
		3,523,949
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	410,000	409,568
American Tower Corp 5.55% 7/15/2033	100,000	100,452
		510,020
TOTAL REAL ESTATE		15,923,656
Utilities - 1.2%
Electric Utilities - 0.8%
AEP Texas Inc 5.2% 4/15/2036	327,000	315,074
Cleco Corporate Holdings LLC 4.973% 5/1/2046	100,000	82,532
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	159,927
Duke Energy Corp 5.45% 6/15/2034	695,000	694,946
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	124,000	111,055
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	140,000	122,522
Exelon Corp 5.3% 3/15/2033	377,000	375,629
FirstEnergy Transmission LLC 4.55% 1/15/2030	320,000	315,401
FirstEnergy Transmission LLC 4.75% 1/15/2033	331,000	319,717
FirstEnergy Transmission LLC 5% 1/15/2035	490,000	472,513
Southern Co/The 4.85% 3/15/2035	1,089,000	1,037,569
Southwestern Electric Power Co 5.2% 4/1/2036	209,000	201,806
Southwestern Electric Power Co 5.3% 4/1/2033	168,000	166,765
Vistra Operations Co LLC 4.55% 10/30/2028 (c)	66,000	65,276
Vistra Operations Co LLC 5% 4/30/2031 (c)	162,000	158,821
Vistra Operations Co LLC 5.25% 4/30/2033 (c)	513,000	500,147
Vistra Operations Co LLC 5.55% 4/30/2036 (c)	331,000	321,164
		5,420,864
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	425,000	374,969
AES Corp/The 3.95% 7/15/2030 (c)	380,000	360,991
AES Corp/The 5.2% 7/15/2029	69,000	69,014
		804,974
Multi-Utilities - 0.3%
NiSource Inc 3.6% 5/1/2030	393,000	375,234
NiSource Inc 5.35% 7/15/2035	21,000	20,637
Puget Energy Inc 4.1% 6/15/2030	400,000	383,421
Puget Energy Inc 4.224% 3/15/2032	255,000	241,481
Puget Energy Inc 5.725% 3/15/2035	791,000	780,809
		1,801,582
TOTAL UTILITIES		8,027,420
TOTAL UNITED STATES		126,195,997
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $150,583,960)		148,639,104

U.S. Government Agency - Mortgage Securities - 28.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.2%
Fannie Mae 2% 3/1/2052	95,226	75,186
Fannie Mae 2.5% 2/1/2035	19,729	18,305
Fannie Mae 2.5% 4/1/2052	469,024	389,893
Fannie Mae 2.5% 4/1/2052	50,525	42,143
Fannie Mae 2.5% 6/1/2052	94,056	78,452
Fannie Mae 3% 6/1/2052	71,467	62,110
Fannie Mae 5% 4/1/2041	175,000	174,270
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	1,678,507	1,490,313
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	12,410	11,275
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	749,573	592,994
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	42,576	33,656
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	90,880	82,740
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	19,436	16,767
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	27,480	21,722
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	27,197	21,499
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,265	38,349
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	16,893	15,385
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	27,796	21,972
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	21,549	17,121
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,011	12,767
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	124,734	99,575
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	51,849	47,091
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	113,429	103,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051 (b)	135,964	108,668
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	65,464	52,362
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052 (b)	58,617	46,849
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	58,265	46,513
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	47,155	37,643
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,689,645	1,334,055
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	46,493	36,709
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	31,138	24,585
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052 (b)	281,135	224,166
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	71,431	56,443
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	96,304	82,952
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	44,101	40,137
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	35,371	32,191
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	67,807	61,670
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	197,763	156,452
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	75,542	59,574
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	40,393	36,737
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	23,298	18,431
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	12,652	10,044
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	16,981	13,572
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	24,640	19,493
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	56,386	47,031
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	31,197	26,021
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	25,487	21,259
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,621	15,532
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	97,958	80,911
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035	44,882	41,573
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	43,780	36,353
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	2,203,607	1,849,043
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	17,066	14,320
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	19,285	16,050
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	266,752	221,413
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	142,593	131,591
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	32,549	27,088
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	19,724	16,452
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	176,958	146,605
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	71,309	59,345
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	382,298	319,471
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	187,620	156,259
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	114,671	106,325
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	366,394	302,517
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	306,225	255,421
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	267,888	222,524
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	583,428	541,328
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	106,470	98,787
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	445,310	375,702
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	312,729	260,749
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	409,921	339,352
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	195,605	181,185
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	24,401	20,916
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	1,331,473	1,142,994
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	191,731	166,508
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	45,981	39,256
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	26,404	22,633
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	45,857	39,895
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	266,797	234,032
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	274,006	237,959
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	40,096	34,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	34,609	29,645
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	232,074	201,906
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	46,584	40,267
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	338,514	293,769
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	26,620	23,001
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	835,376	729,393
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	95,269	82,289
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	121,820	105,686
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	20,508	18,618
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	114,297	105,487
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	18,666	16,958
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	56,049	51,024
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	81,326	73,807
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	42,906	39,575
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,536	1,371
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	53,489	48,293
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	13,856	12,467
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	183,083	164,496
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	9,170	8,279
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	271,726	244,565
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	35,624	32,956
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	93,723	84,062
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	207,467	186,600
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	12,158	11,046
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	173,323	156,702
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	284,510	254,115
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	293,548	271,351
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	828,375	772,466
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	162,124	150,220
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	383,093	364,549
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	15,319	15,003
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	27,277	26,354
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	61,801	59,903
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	246,644	238,228
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	48,995	47,761
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	1,227,693	1,185,803
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	294,336	284,293
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	574,943	572,545
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	37,567	36,954
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	435,938	421,113
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	170,437	169,780
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	16,449	16,181
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	49,999	48,846
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	114,909	112,784
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	78,283	76,621
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	17,489	17,166
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	14,027	13,723
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	19,583	19,214
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	16,049	15,718
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	47,082	47,089
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	125,651	126,338
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	681,950	684,187
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	259,689	260,946
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	252,534	254,073
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	395,941	397,116
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	223,706	222,553
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	198,836	199,426
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	90,365	92,369
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	512,128	525,798
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	561,294	571,597
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	288,545	295,667
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	221,483	227,019
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	213,981	219,731
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	104,961	107,879
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	60,576	61,460
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	17,956	18,257
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	174,692	178,786
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	35,911	36,514
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	360,998	370,586
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	148,627	152,714
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	432,643	443,245
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	88,102	90,331
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	273,322	277,357
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	148,106	151,392
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	110,247	112,830
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	255,009	266,734
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	78,526	82,014
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	948,057	987,116
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	624,551	652,536
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	182,884	190,665
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	9,158	9,463
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	110,704	115,448
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	299,464	313,935
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	988,422	1,045,266
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2054	597,031	631,553
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2055	22,292	23,595
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2055	20,944	22,150
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2055	28,901	30,525
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	24,782	26,257
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	24,709	26,196
Freddie Mac Gold Pool 1.5% 12/1/2035	18,707	16,651
Freddie Mac Gold Pool 1.5% 2/1/2037	416,508	369,289
Freddie Mac Gold Pool 1.5% 4/1/2051	60,540	45,380
Freddie Mac Gold Pool 2% 1/1/2036	41,219	37,514
Freddie Mac Gold Pool 2% 1/1/2051	59,606	47,099
Freddie Mac Gold Pool 2% 1/1/2051	29,277	23,134
Freddie Mac Gold Pool 2% 1/1/2051	16,784	13,325
Freddie Mac Gold Pool 2% 1/1/2051	15,644	12,420
Freddie Mac Gold Pool 2% 1/1/2052	271,244	213,567
Freddie Mac Gold Pool 2% 1/1/2052	77,351	61,604
Freddie Mac Gold Pool 2% 11/1/2035	115,662	105,446
Freddie Mac Gold Pool 2% 11/1/2050	241,470	190,878
Freddie Mac Gold Pool 2% 12/1/2051	43,961	35,011
Freddie Mac Gold Pool 2% 2/1/2051	141,190	111,565
Freddie Mac Gold Pool 2% 2/1/2052	20,349	16,276
Freddie Mac Gold Pool 2% 3/1/2051	585,757	463,398
Freddie Mac Gold Pool 2% 3/1/2051	147,631	116,654
Freddie Mac Gold Pool 2% 3/1/2052	976,017	762,987
Freddie Mac Gold Pool 2% 3/1/2052	47,038	37,300
Freddie Mac Gold Pool 2% 6/1/2050	373,255	295,286
Freddie Mac Gold Pool 2% 6/1/2052	1,098,079	867,672
Freddie Mac Gold Pool 2% 7/1/2050 (b)	89,656	71,880
Freddie Mac Gold Pool 2% 7/1/2051	46,754	36,870
Freddie Mac Gold Pool 2% 7/1/2051	18,120	14,290
Freddie Mac Gold Pool 2% 8/1/2036	16,644	15,148
Freddie Mac Gold Pool 2% 8/1/2050	1,124,286	889,434
Freddie Mac Gold Pool 2% 8/1/2050	17,921	14,300
Freddie Mac Gold Pool 2% 9/1/2035	612,384	558,681
Freddie Mac Gold Pool 2% 9/1/2050	1,484,187	1,174,155
Freddie Mac Gold Pool 2% 9/1/2050 (b)	784,338	625,890
Freddie Mac Gold Pool 2.5% 1/1/2052	606,551	505,354
Freddie Mac Gold Pool 2.5% 1/1/2052	299,777	249,200
Freddie Mac Gold Pool 2.5% 1/1/2052	183,602	152,741
Freddie Mac Gold Pool 2.5% 10/1/2051	46,032	38,222
Freddie Mac Gold Pool 2.5% 11/1/2051	59,695	49,903
Freddie Mac Gold Pool 2.5% 12/1/2051	31,867	26,610
Freddie Mac Gold Pool 2.5% 2/1/2035	654,172	612,386
Freddie Mac Gold Pool 2.5% 2/1/2035	71,375	66,225
Freddie Mac Gold Pool 2.5% 2/1/2050	120,153	99,731
Freddie Mac Gold Pool 2.5% 2/1/2051	116,936	97,902
Freddie Mac Gold Pool 2.5% 4/1/2035	98,167	91,084
Freddie Mac Gold Pool 2.5% 4/1/2035	65,804	61,056
Freddie Mac Gold Pool 2.5% 4/1/2042	102,800	90,094
Freddie Mac Gold Pool 2.5% 4/1/2052	733,059	608,923
Freddie Mac Gold Pool 2.5% 4/1/2052	243,792	203,347
Freddie Mac Gold Pool 2.5% 5/1/2051	2,069,514	1,726,178
Freddie Mac Gold Pool 2.5% 5/1/2051	62,575	52,311
Freddie Mac Gold Pool 2.5% 5/1/2051	18,259	15,356
Freddie Mac Gold Pool 2.5% 8/1/2041	119,287	104,959
Freddie Mac Gold Pool 3% 1/1/2052	18,470	15,821
Freddie Mac Gold Pool 3% 10/1/2049	28,004	24,189
Freddie Mac Gold Pool 3% 2/1/2050	48,816	42,333
Freddie Mac Gold Pool 3% 3/1/2050	49,873	43,078
Freddie Mac Gold Pool 3% 3/1/2052	885,923	769,374
Freddie Mac Gold Pool 3% 3/1/2052	41,144	35,615
Freddie Mac Gold Pool 3% 3/1/2052	17,281	14,802
Freddie Mac Gold Pool 3% 4/1/2050	51,227	44,200
Freddie Mac Gold Pool 3% 6/1/2052	55,819	48,249
Freddie Mac Gold Pool 3% 6/1/2052	31,139	26,673
Freddie Mac Gold Pool 3% 6/1/2052	24,000	20,692
Freddie Mac Gold Pool 3% 8/1/2052	273,503	237,522
Freddie Mac Gold Pool 3.5% 1/1/2048	12,206	11,020
Freddie Mac Gold Pool 3.5% 11/1/2047	9,147	8,309
Freddie Mac Gold Pool 3.5% 11/1/2051	218,874	197,406
Freddie Mac Gold Pool 3.5% 2/1/2043	18,335	16,967
Freddie Mac Gold Pool 3.5% 2/1/2053	1,102,539	988,197
Freddie Mac Gold Pool 3.5% 4/1/2050	131,741	119,190
Freddie Mac Gold Pool 3.5% 7/1/2042	11,453	10,603
Freddie Mac Gold Pool 3.5% 7/1/2047	10,435	9,489
Freddie Mac Gold Pool 3.5% 7/1/2052	150,615	135,372
Freddie Mac Gold Pool 3.5% 7/1/2052	133,119	118,524
Freddie Mac Gold Pool 3.5% 8/1/2047	16,073	14,602
Freddie Mac Gold Pool 3.5% 9/1/2042	25,715	23,791
Freddie Mac Gold Pool 3.5% 9/1/2042	14,346	13,265
Freddie Mac Gold Pool 4% 2/1/2053	331,027	306,306
Freddie Mac Gold Pool 4% 2/1/2053	121,900	112,796
Freddie Mac Gold Pool 4.5% 12/1/2052	292,492	278,882
Freddie Mac Gold Pool 4.5% 9/1/2041	50,000	48,837
Freddie Mac Gold Pool 5% 12/1/2052	17,559	17,262
Freddie Mac Gold Pool 5% 3/1/2054	97,373	95,572
Freddie Mac Gold Pool 5% 4/1/2053	61,740	60,521
Freddie Mac Gold Pool 5% 4/1/2056	428,232	413,669
Freddie Mac Gold Pool 5% 4/1/2056	25,271	24,409
Freddie Mac Gold Pool 5% 5/1/2056	1,971,027	1,903,773
Freddie Mac Gold Pool 5% 8/1/2040	321,711	320,470
Freddie Mac Gold Pool 5% 8/1/2041	375,000	373,436
Freddie Mac Gold Pool 5% 8/1/2052	836,951	820,163
Freddie Mac Gold Pool 5% 9/1/2052	35,014	34,240
Freddie Mac Gold Pool 5.5% 1/1/2056	573,981	575,863
Freddie Mac Gold Pool 5.5% 3/1/2053	33,700	33,926
Freddie Mac Gold Pool 5.5% 5/1/2055	139,460	138,495
Freddie Mac Gold Pool 5.5% 9/1/2054	125,916	126,250
Freddie Mac Gold Pool 6% 12/1/2052	51,923	53,237
Freddie Mac Gold Pool 6% 12/1/2055	72,730	74,344
Freddie Mac Gold Pool 6% 3/1/2056	280,259	286,476
Freddie Mac Gold Pool 6% 4/1/2054	73,519	75,403
Freddie Mac Gold Pool 6% 5/1/2054	176,706	181,454
Freddie Mac Gold Pool 6% 6/1/2056	295,627	302,093
Freddie Mac Gold Pool 6% 7/1/2041	381,769	393,033
Freddie Mac Gold Pool 6% 7/1/2054	957,251	971,232
Freddie Mac Gold Pool 6% 8/1/2055	222,175	227,659
Freddie Mac Gold Pool 6.5% 11/1/2055	191,414	199,079
Freddie Mac Gold Pool 6.5% 4/1/2056	343,728	359,693
Freddie Mac Gold Pool 6.5% 5/1/2055	255,953	267,322
Freddie Mac Gold Pool 6.5% 6/1/2054	148,656	155,817
Freddie Mac Gold Pool 6.5% 9/1/2054	175,920	184,393
Freddie Mac Gold Pool 7% 1/1/2055	39,464	41,660
Freddie Mac Gold Pool 7% 10/1/2054	19,328	20,452
Freddie Mac Gold Pool 7% 12/1/2055 (b)	695,269	737,100
Freddie Mac Gold Pool 7% 6/1/2055	21,392	22,632
Freddie Mac Gold Pool 7% 8/1/2054	14,379	15,184
Freddie Mac Gold Pool 7% 9/1/2054	12,334	13,017
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	166,633	170,330
Freddie Mac Non Gold Pool 7% 10/1/2055	24,030	25,368
Freddie Mac Non Gold Pool 7% 3/1/2055	9,902	10,408
Freddie Mac Non Gold Pool 7% 4/1/2055	19,671	20,827
Freddie Mac Non Gold Pool 7% 7/1/2055	24,771	26,236
Ginnie Mae I Pool 3.5% 7/20/2052	176,144	157,157
Ginnie Mae I Pool 3.5% 8/20/2052	87,583	78,307
Ginnie Mae I Pool 3.5% 9/20/2052	354,580	315,556
Ginnie Mae I Pool 4% 10/20/2052	38,553	35,502
Ginnie Mae I Pool 4.5% 4/20/2053	39,539	37,471
Ginnie Mae I Pool 5% 3/20/2056	423,573	410,699
Ginnie Mae I Pool 5% 5/20/2056	772,887	749,335
Ginnie Mae II Pool 2% 1/20/2051	429,183	344,935
Ginnie Mae II Pool 2% 10/20/2050	946,037	760,332
Ginnie Mae II Pool 2% 11/20/2050	65,360	52,530
Ginnie Mae II Pool 2% 12/20/2050	80,855	64,983
Ginnie Mae II Pool 2% 3/20/2052	2,761,160	2,217,423
Ginnie Mae II Pool 2% 9/20/2050	88,732	71,397
Ginnie Mae II Pool 2% 9/20/2051	142,623	114,537
Ginnie Mae II Pool 2.5% 1/20/2055	165,449	138,619
Ginnie Mae II Pool 2.5% 12/20/2051	502,036	420,387
Ginnie Mae II Pool 2.5% 3/20/2052	474,599	397,412
Ginnie Mae II Pool 2.5% 4/20/2052	1,803,655	1,510,315
Ginnie Mae II Pool 2.5% 5/20/2052	847,068	709,303
Ginnie Mae II Pool 2.5% 7/20/2051	294,727	246,794
Ginnie Mae II Pool 2.5% 8/20/2051	246,412	206,337
Ginnie Mae II Pool 3% 12/20/2051	2,700,000	2,351,351
Ginnie Mae II Pool 3% 3/20/2050	42,479	37,073
Ginnie Mae II Pool 3% 4/20/2052	497,907	433,457
Ginnie Mae II Pool 3% 5/20/2051	86,000	74,922
Ginnie Mae II Pool 3% 6/20/2051	22,982	20,010
Ginnie Mae II Pool 3% 7/20/2051	139,400	121,443
Ginnie Mae II Pool 3% 8/20/2051	392,125	341,490
Ginnie Mae II Pool 3.5% 8/20/2047	136,204	123,225
Ginnie Mae II Pool 4% 10/20/2055	537,536	485,889
Ginnie Mae II Pool 4.5% 11/20/2054	565,349	532,553
Ginnie Mae II Pool 5% 9/1/2056 (b)	3,700,000	3,583,906
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	9,400,000	9,324,575
Ginnie Mae II Pool 5.5% 2/20/2055	141,768	141,282
Ginnie Mae II Pool 5.5% 8/20/2055	599,742	596,748
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	13,050,000	12,964,149
Ginnie Mae II Pool 6% 10/1/2056 (b)	1,500,000	1,518,068
Ginnie Mae II Pool 6% 12/20/2054	51,336	52,277
Ginnie Mae II Pool 6% 9/1/2056 (b)	4,850,000	4,918,650
Ginnie Mae II Pool 6.5% 9/1/2056 (b)	550,000	566,890
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	9,750,000	7,601,191
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	33,250,000	25,937,597
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	10,025,000	8,182,123
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	7,400,000	6,310,235
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (b)	425,000	377,105
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (b)	300,000	292,851
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	1,150,000	1,147,439
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	4,450,000	4,295,293
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	3,275,000	3,242,762
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	9,400,000	9,506,464
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	8,500,000	8,760,313
Uniform Mortgage Backed Securities 7% 9/1/2056 (b)	1,300,000	1,364,514
TOTAL UNITED STATES		182,165,241
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $183,577,028)		182,165,241

U.S. Treasury Obligations - 46.8%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.89 to 4.43	1,211,000	924,381
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	228,797
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	676,000	552,524
US Treasury Bonds 4.125% 8/15/2053	4.41 to 4.79	5,175,000	4,317,082
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	1,890,382
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	579,000	493,032
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.99	4,463,000	3,963,353
US Treasury Bonds 4.625% 11/15/2055	4.68 to 4.92	8,350,000	7,569,797
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.66	2,960,000	2,682,847
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	249,581
US Treasury Bonds 4.75% 2/15/2056	4.67 to 5.03	4,240,000	3,925,975
US Treasury Bonds 4.75% 5/15/2055	4.67 to 4.97	5,554,000	5,136,365
US Treasury Bonds 4.75% 8/15/2055	4.64 to 5.19	24,030,000	22,228,690
US Treasury Bonds 5% 5/15/2056	5.12 to 5.25	21,100,000	20,335,125
US Treasury Bonds 5.125% 8/15/2056	5.26	2,200,000	2,162,531
US Treasury Notes 3.5% 11/30/2030	3.66 to 3.75	2,680,000	2,579,186
US Treasury Notes 3.5% 2/28/2031	3.73	300,000	288,140
US Treasury Notes 3.625% 10/31/2030	4.02 to 4.31	7,075,000	6,848,103
US Treasury Notes 3.625% 12/31/2030	3.72 to 3.83	11,140,000	10,767,071
US Treasury Notes 3.625% 9/30/2031	3.92	2,000,000	1,920,000
US Treasury Notes 3.75% 1/31/2031	3.58 to 3.83	2,090,000	2,028,851
US Treasury Notes 3.75% 10/31/2032	3.95 to 4.46	10,170,000	9,722,282
US Treasury Notes 3.75% 11/30/2032	3.87 to 3.95	8,300,000	7,929,742
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,845,375
US Treasury Notes 3.75% 2/28/2033	3.88 to 3.93	1,200,000	1,144,078
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.07	12,600,000	12,113,719
US Treasury Notes 3.875% 4/30/2031	4.03 to 4.32	3,450,000	3,361,729
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,366,633
US Treasury Notes 3.875% 8/15/2034	4.23 to 4.27	758,000	718,086
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.95	4,130,000	3,982,223
US Treasury Notes 4% 1/31/2033	3.71 to 4.07	4,540,000	4,392,450
US Treasury Notes 4% 11/15/2035	4.17 to 4.28	2,020,000	1,911,267
US Treasury Notes 4% 6/30/2032	3.87 to 4.18	2,740,000	2,663,045
US Treasury Notes 4% 7/31/2032	3.97 to 4.14	2,800,000	2,719,391
US Treasury Notes 4.125% 2/15/2036	4.01 to 4.61	16,916,000	16,136,278
US Treasury Notes 4.125% 4/30/2033	4.29 to 4.49	2,700,000	2,626,594
US Treasury Notes 4.125% 5/31/2032	4.02 to 4.31	2,256,000	2,207,884
US Treasury Notes 4.125% 6/30/2031	4.38 to 4.50	2,800,000	2,755,156
US Treasury Notes 4.25% 11/15/2034	4.18 to 4.51	3,934,000	3,818,439
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,129,045
US Treasury Notes 4.25% 3/31/2033	4.13	800,000	784,531
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	1,434,000	1,387,675
US Treasury Notes 4.25% 5/31/2033	4.31	800,000	783,688
US Treasury Notes 4.25% 6/30/2033	4.52 to 4.61	3,800,000	3,721,625
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.63	21,955,000	21,214,876
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,543,461
US Treasury Notes 4.375% 5/15/2036	4.59 to 4.74	25,820,000	25,085,744
US Treasury Notes 4.375% 7/31/2031	4.43	28,400,000	28,242,469
US Treasury Notes 4.375% 7/31/2033	4.57	20,000,000	19,718,750
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,278,879
US Treasury Notes 4.5% 12/31/2031	4.15 to 4.56	4,965,000	4,959,182
US Treasury Notes 4.625% 2/15/2035	4.53	1,000,000	995,195
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,508,027
US Treasury Notes 4.625% 8/15/2036	4.76	2,000,000	1,980,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $310,114,275)			301,839,956

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $61,440,645)	3.69	61,429,078	61,441,364

TOTAL INVESTMENT IN SECURITIES - 119.7% (Cost $784,500,387)	772,696,280
NET OTHER ASSETS (LIABILITIES) - (19.7)%	(126,955,018)
NET ASSETS - 100.0%	645,741,262

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 10/1/2056	(4,700,000)	(4,662,288)
Ginnie Mae II Pool 5.5% 9/1/2056	(12,250,000)	(12,169,412)
Ginnie Mae II Pool 6% 10/1/2056	(750,000)	(759,034)
Ginnie Mae II Pool 6% 9/1/2056	(4,300,000)	(4,360,865)
Ginnie Mae II Pool 6.5% 9/1/2056	(275,000)	(283,445)
Uniform Mortgage Backed Securities 2% 10/1/2056	(4,875,000)	(3,800,595)
Uniform Mortgage Backed Securities 2% 9/1/2056	(24,850,000)	(19,384,942)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(9,425,000)	(7,692,420)
Uniform Mortgage Backed Securities 3% 9/1/2056	(5,800,000)	(4,945,860)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(850,000)	(754,209)
Uniform Mortgage Backed Securities 4.5% 9/1/2041	(150,000)	(146,426)
Uniform Mortgage Backed Securities 5% 9/1/2041	(1,150,000)	(1,147,439)
Uniform Mortgage Backed Securities 5% 9/1/2056	(4,400,000)	(4,247,031)
Uniform Mortgage Backed Securities 6% 9/1/2056	(4,700,000)	(4,753,232)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(7,950,000)	(8,193,470)
Uniform Mortgage Backed Securities 7% 9/1/2056	(1,300,000)	(1,364,514)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(78,665,182)

TOTAL TBA SALE COMMITMENTS (Proceeds $78,858,236)		(78,665,182)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,881,647 or 15.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	12,558,820	168,684,366	119,801,894	1,303,221	(646)	718	61,441,364	61,429,078
Fidelity Securities Lending Cash Central Fund	-	1,577,698	1,577,698	101	-	-	-	-
	12,558,820	170,262,064	121,379,592	1,303,322	(646)	718	61,441,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	48,113,139	-	48,113,139	-

Bank Notes
Financials	248,766	-	248,766	-

Commercial Mortgage Securities	30,248,710	-	24,461,213	5,787,497

Non-Convertible Corporate Bonds
Communication Services	14,770,789	-	14,770,789	-
Consumer Discretionary	3,172,092	-	3,172,092	-
Consumer Staples	1,781,304	-	1,781,304	-
Energy	17,941,680	-	17,941,680	-
Financials	62,966,670	-	62,966,670	-
Health Care	7,527,578	-	7,527,578	-
Industrials	7,321,018	-	7,321,018	-
Information Technology	8,505,829	-	8,505,829	-
Materials	701,068	-	701,068	-
Real Estate	15,923,656	-	15,923,656	-
Utilities	8,027,420	-	8,027,420	-

U.S. Government Agency - Mortgage Securities	182,165,241	-	182,165,241	-

U.S. Treasury Obligations	301,839,956	-	301,839,956	-

Money Market Funds	61,441,364	61,441,364	-	-
Total Investments in Securities:	772,696,280	61,441,364	705,467,419	5,787,497
Other Financial Instruments:

TBA Sale Commitments	(78,665,182)	-	(78,665,182)	-
Total Other Financial Instruments:	(78,665,182)	-	(78,665,182)	-
Fidelity® Investment Grade Bond ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$711,254,916
Investments in securities, at value - affiliated issuers	61,441,364
Cash	1
Receivable for TBA sale commitments	78,858,236
Receivable for fund shares sold	2,104,124
Interest receivable	4,691,305
Distributions receivable from affiliated funds	180,717
Other receivables	1
Total assets	858,530,664
Liabilities
Payable for investments purchased	18,750,167
Payable for investments purchased, delayed delivery	112,946,757
TBA sale commitments, at value	78,665,182
Distributions payable	2,233,800
Accrued management fee	193,496
Total liabilities	212,789,402
Net Assets	$645,741,262
Net assets consist of:
Paid in capital	659,452,838
Total accumulated earnings (loss)	(13,711,576)
Net Assets	$645,741,262

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($645,741,262/15,350,000 shares)	$42.07

Other Information
Unaffiliated issuers, cost	723,059,742
Affiliated issuers, cost	61,440,645
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$1,303,322
Interest	17,436,586
Total investment income	18,739,908
Expenses
Management fee	1,476,859
Independent trustees' fees and expenses	787
Total expenses	1,477,646
Expense reductions	(1,012)
Total expenses after reductions	1,476,634
Net investment income (loss)	17,263,274
Net realized gain (loss)
Investments - unaffiliated issuers	(1,711,578)
Investments - affiliated issuers	(646)
Redemptions in-kind	40,876
Net realized gain (loss)	(1,671,348)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(13,025,099)
Investments - affiliated issuers	718
TBA sale commitments	279,644
Total change in net unrealized appreciation (depreciation)	(12,744,737)
Net gain (loss)	(14,416,085)
Net increase (decrease) in net assets resulting from operations	$2,847,189
Other Information
Income from securities lending - Affiliated Issuers	101

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,263,274	$7,949,133
Net realized gain (loss)	(1,671,348)	(162,365)
Change in net unrealized appreciation (depreciation)	(12,744,737)	(857,173)
Net increase (decrease) in net assets resulting from operations	$2,847,189	$6,929,595
Distributions to shareholders
Distributions to shareholders	(16,959,550)	(7,794,900)
Total distributions	(16,959,550)	(7,794,900)
Net increase (decrease) in net assets resulting from share transactions	429,179,210	109,511,027
Total increase (decrease) in net assets	415,066,849	108,645,722
Net Assets
Beginning of period	230,674,413	122,028,691
End of period	$645,741,262	$230,674,413
Financial Highlights
Fidelity® Investment Grade Bond ETF

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$43.12	$43.58	$42.19	$44.05	$50.76
Income from Investment Operations
Net investment income (loss) A, B	1.81	1.87	1.89	1.62	.79
Net realized and unrealized gain (loss)	(1.12)	(.53)	1.29	(1.99)	(6.66)
Total from investment operations	.69	1.34	3.18	(.37)	(5.87)
Distributions
Distributions from net investment income	(1.74)	(1.80)	(1.79)	(1.49)	(.84)
Total distributions	(1.74)	(1.80)	(1.79)	(1.49)	(.84)
Net asset value, end of period	$42.07	$43.12	$43.58	$42.19	$44.05
Total Return C, D	1.59%	3.18%	7.77%	(.83)%	(11.65)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.20%	4.38%	4.48%	3.80%	1.65%
Net assets, end of period	$645,741,262	$230,674,413	$122,028,691	$29,530,917	$6,607,436
Portfolio turnover rate H	211% G	203% G	277% G	190% G	37% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Investment Grade Securitized ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 7.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (f)	1,200,000	1,205,310
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (f)	222,889	223,738
TOTAL CANADA		1,429,048
UNITED STATES - 7.6%
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (f)	27,017	27,055
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (f)	9,800,000	9,709,999
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (f)	7,020,000	6,970,360
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (f)	5,780,000	5,729,930
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (f)	1,153,791	1,155,971
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (f)	2,670,000	2,687,486
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (f)	271,487	271,575
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (f)	1,100,000	1,092,724
ARI Fleet Lease Trust Series 2025-B Class A2, 4.59% 3/15/2034 (f)	4,826,439	4,832,290
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (f)	23,397	23,398
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (f)	2,400,000	2,381,336
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (f)	6,000,000	5,963,722
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (f)	11,095,000	11,133,300
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (f)	2,467,919	2,441,190
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (f)	10,000,921	10,015,253
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (f)	1,989,444	1,972,930
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	881,832	885,618
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	1,425,000	1,427,854
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	2,044,123	2,038,996
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	715,000	705,862
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	2,800,000	2,795,751
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	1,650,000	1,645,352
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (f)	1,000,000	996,125
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (f)	654	656
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (f)	3,820,000	3,707,087
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (f)	709,100	711,089
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (f)	12,380,626	12,373,499
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (f)	252,642	252,714
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (f)	2,340,000	2,343,069
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (f)	732,537	731,526
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (f)	5,800,000	5,824,506
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (f)	799,303	800,378
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (f)	1,355,000	1,343,361
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (f)	4,700,000	4,634,558
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (f)	271,141	272,806
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (f)	179,603	180,083
ESART Series 2025-5A Class A3, 4.24% 11/15/2029	10,600,000	10,586,153
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	1,672,753	1,673,540
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	930,000	926,038
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028	725,000	724,708
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	314,394	314,669
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	305,000	304,385
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3865% 4/15/2029 (f)(g)(i)	2,400,000	2,405,724
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	2,325,116	2,330,396
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (f)	500,000	495,502
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (f)	2,000,000	2,001,721
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (f)	2,964,010	2,967,223
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (f)	430,000	430,326
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (f)	133,872	134,054
GreenSky Home Improvement Trust Series 2025-3A Class A3, 4.52% 12/27/2060 (f)	1,946,288	1,922,742
Honda Auto Receivables Owner Trust Series 2024-1 Class A3, 5.21% 8/15/2028	1,207,747	1,212,518
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (f)	787,832	788,852
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	809,516	809,814
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (f)	625,000	623,752
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	354,423	354,458
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (f)	3,223,570	3,228,181
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (f)	4,245,000	4,237,441
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (f)	27,800,000	27,513,647
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (f)	4,506,026	4,465,007
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (f)	8,863,000	8,964,309
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (f)	11,900,000	11,837,382
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (f)	2,600,000	2,589,929
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (f)	5,100,000	5,086,849
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (f)	3,200,000	3,195,589
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (f)	2,510,000	2,495,556
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (f)	6,800,000	6,753,172
Optn Series 2026-A Class A, 4.32% 1/9/2034 (f)	985,000	974,693
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (f)	9,229,275	9,166,512
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (f)	469,967	471,065
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (f)	2,760,000	2,750,761
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (f)	620,000	613,218
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (f)	241,923	242,534
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (f)	2,900,000	2,887,260
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (f)	526,903	527,072
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (f)(g)	648,789	649,560
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (f)	3,528,697	3,530,866
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (f)	1,121,627	1,123,216
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (f)	3,100,000	3,078,453
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (f)	800,000	797,599
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (f)	1,200,000	1,189,683
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (f)	1,900,000	1,898,540
RKTL Series 2026-3A Class B, 5.04% 8/27/2035 (f)	820,000	817,645
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (f)	138,016	138,125
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	590,100	590,193
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	312,984	313,189
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	2,925,000	2,904,589
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (f)	1,677,020	1,679,873
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (f)	294,640	296,134
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (f)	2,300,000	2,266,090
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (f)	1,809,260	1,812,135
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (f)	8,698,106	8,667,552
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (f)	1,800,000	1,781,204
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (f)	5,110,552	5,071,982
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (f)	5,700,000	5,482,645
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (f)	21,097,902	21,037,493
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (f)	4,537,091	4,510,358
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (f)	1,225,943	1,217,841
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (f)	562,000	561,671
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (f)	1,285,000	1,283,045
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (f)	600,000	595,986
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (f)(h)	3,209,662	3,199,806
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (f)(g)	3,063,954	3,061,760
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	331,108	333,095
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (f)	4,500,000	4,496,994
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (f)	2,324,607	2,325,605
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (f)	417,438	418,152
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (f)	6,593,709	6,631,674
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (f)	7,723,130	7,719,173
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (f)	2,700,000	2,677,293
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (f)	2,116,259	2,099,329
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (f)	4,592,867	4,516,421
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	178	178
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	2,750,000	2,751,935
TOTAL UNITED STATES		352,613,243
TOTAL ASSET-BACKED SECURITIES (Cost $354,789,270)		354,042,291

Collateralized Mortgage Obligations - 10.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.4%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (f)(h)	7,063,610	7,057,802
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (f)	53,979	47,072
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (f)(g)	1,472,047	1,443,497
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (f)(h)	5,654,267	5,648,992
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (f)(h)	2,803,903	2,777,421
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (f)(g)	40,758	40,615
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (f)	2,710,857	2,655,511
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (f)(g)	264,108	261,545
CIM Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (f)	3,346,881	3,117,113
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (f)	5,913,223	5,825,184
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (f)(g)	2,771,436	2,734,753
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (f)(g)	6,098,530	6,091,378
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	3,630,112	3,236,804
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	20,886,396	17,751,333
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,233,445	2,984,887
Fannie Mae Guaranteed REMIC Series 2021-13 Class BE, 1.25% 2/25/2050	72,153,062	54,928,063
Fannie Mae Guaranteed REMIC Series 2021-28 Class NC, 1% 5/25/2041	3,223,054	2,814,608
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	469,509	381,841
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,213,178	2,924,144
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	2,370,024	2,216,997
Fannie Mae Guaranteed REMIC Series 2022-20 Class IO, 4.5% 4/25/2048 (k)	9,928,865	1,815,325
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	16,446	14,482
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	709,174	684,043
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (g)(i)	6,348,961	6,270,801
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (g)(i)	12,763,821	12,606,689
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (g)(i)	7,095,002	7,021,908
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (g)(i)	18,581,238	18,352,221
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	1,371,004	1,255,666
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (g)(i)	8,649,091	8,784,961
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (g)(i)	7,325,708	7,445,114
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (g)(i)	360,382	366,042
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (g)(i)	1,137,374	1,149,060
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (g)(i)	6,949,147	6,974,295
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (g)(i)	2,350,075	2,363,755
Fannie Mae Mortgage pass-thru certificates Series 2020-54 Class DA, 2% 6/25/2044	6,203,692	5,880,710
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	867,708	804,659
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	451,134	414,765
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (g)(i)	1,772,048	1,781,455
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 3/25/2055 (g)(i)	7,918,610	7,961,170
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 2/25/2055 (g)(i)	10,322,486	10,323,769
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2432% 8/25/2054 (g)(i)	3,806,385	3,860,182
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (g)(i)	2,244,420	2,252,233
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (g)(i)	2,718,954	2,737,999
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (g)(i)	3,253,442	3,274,794
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (g)(i)	2,366,214	2,382,140
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (g)(i)	2,539,431	2,548,510
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	5,215,247	4,537,726
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,326,874	4,964,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	2,471,652	2,164,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	875,201	692,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class CA, 2% 3/25/2044	219,786	209,750
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class TA, 2% 1/25/2044	695,598	662,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	11,775,803	9,708,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,750,110	1,315,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	3,639,482	3,202,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,203,936	1,982,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,450,922	4,791,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	16,499	14,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	17,420,896	16,202,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	1,963,327	1,762,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	1,963,327	1,762,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1932% 7/25/2052 (g)(i)	894,984	884,044
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (g)(i)	2,098,216	2,075,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (g)(i)	3,529,594	3,480,948
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (g)(i)	2,238,376	2,205,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2932% 9/25/2052 (g)(i)	7,119,273	7,047,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (g)(i)	1,128,156	1,146,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (g)(i)	1,810,263	1,816,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (g)(i)	5,819,462	5,843,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (g)(i)	1,861,864	1,858,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (g)(i)	3,449,350	3,466,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (g)(i)	4,739,247	4,755,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (g)(i)	16,367,548	16,489,707
HOMES 2026-NQM4 Trust Series 2026-NQM4 Class A1FC, 5.502% 6/25/2061 (f)(h)	2,980,139	2,972,104
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (f)(g)	2,010,818	2,007,696
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (f)(g)	1,458,356	1,455,455
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (f)(g)	1,547,443	1,537,638
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (f)(g)	2,596,152	2,573,398
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (f)	5,562,937	5,364,390
OBX Series 2026-NQM11 Class A1FC, 5.592% 6/25/2066 (f)(g)	2,667,389	2,667,252
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (f)(h)	3,751,585	3,740,575
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (f)(g)	2,534,670	2,495,409
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (f)(g)	505,071	493,568
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (f)(g)	1,453,012	1,423,870
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (f)(g)	881,415	863,346
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (f)	1,575,216	1,574,975
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (f)(g)	3,278,092	3,251,945
Onslow Bay Financial Series 2026-R3 Class A1FC, 5.731% 7/25/2063 (f)(h)	8,515,843	8,531,573
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (f)(g)	4,328,874	4,248,778
PRET LLC Series 2026-RN4 Class A1, 5.8032% 8/25/2056 (f)(g)	4,256,304	4,256,295
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (f)(h)	3,269,371	3,159,601
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (f)	13,150,439	12,693,878
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (f)(g)	1,683,637	1,678,689
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (f)(g)	1,226,837	1,200,630
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (f)(g)	1,337,064	1,303,586
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (f)	939,181	932,340
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (f)(g)	3,651,026	3,637,439
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (f)(h)	3,199,421	3,166,650
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (f)(g)	5,119,601	5,096,622
Towd Point Mortgage Trust Series 2015-6 Class B1, 3.7947% 4/25/2055 (f)(g)	4,100,000	3,960,329
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (f)	2,216,252	2,175,503
Towd Point Mortgage Trust Series 2026-2 Class A1A, 4.5319% 7/20/2066 (f)(g)	7,448,634	7,289,489
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (f)	9,974,016	9,944,538
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (f)(g)	2,599,163	2,590,685
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (f)(g)	2,431,254	2,421,823
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (f)(h)	8,341,974	8,327,986
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (f)(h)	2,990,726	2,976,778
Verus Securitization Trust Series 2026-R6 Class A1FC, 5.765% 7/25/2068 (f)(g)	8,119,355	8,133,620
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (f)(g)	1,996,337	1,977,981
TOTAL UNITED STATES		481,436,543
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $481,277,498)		481,436,543

Commercial Mortgage Securities - 16.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.3%
3650R Commercial Mortgage Trust Series 2021-PF1 Class ASB, 2.372% 11/15/2054	1,400,000	1,328,109
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (f)(g)(i)	17,948,000	18,037,740
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (f)(g)(i)	1,490,000	1,490,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (f)(g)(i)	1,088,000	1,089,360
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	347,476	344,382
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	382,793	380,793
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,466,614
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	235,556	233,890
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	270,186	268,501
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	176,698	172,404
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	3,325,548	2,963,038
BANK5 Series 2025-5YR14 Class XA, 1.1999% 4/15/2058 (g)(k)	29,730,338	914,928
BANK5 Series 2025-5YR14 Class XB, 0.2712% 4/15/2058 (g)(k)	74,200,000	808,023
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (g)(k)	12,200,000	303,158
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	900,000	909,089
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (f)	3,159,646	3,107,747
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	4,675,000	4,199,621
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	565,681
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (f)(g)(k)	24,896,000	866,789
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	1,876,913	1,866,732
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,274,260
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	970,000	948,557
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	725,037
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	10,895,000	10,318,037
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	319,512	310,886
Benchmark Mortgage Trust Series 2021-B25 Class ASB, 2.271% 4/15/2054	4,954,465	4,673,178
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	5,400,000	5,457,255
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4882% 8/15/2058 (g)(k)	45,400,000	568,462
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.9741% 8/15/2058 (f)(g)(k)	9,700,000	578,868
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (f)(g)(i)(j)	1,522,034	1,523,937
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,016,543
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	18,034,000	18,424,427
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (g)(k)	39,396,000	853,018
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	7,300,000	7,170,069
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7065% 4/15/2058 (g)(k)	12,991,107	291,163
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (f)(g)(i)	6,400,000	6,408,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (f)(g)(i)	5,616,000	5,601,626
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (f)(g)(i)(j)	7,531,378	7,517,292
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (f)(g)(i)	627,534	625,965
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (f)(g)(i)	884,910	884,089
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (f)(g)(i)	4,608,712	4,617,354
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (f)(g)	745,273	746,438
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (f)(g)(i)	6,161,099	6,174,577
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (f)(g)(i)	4,538,926	4,541,762
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (f)(g)(i)	459,051	459,051
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (f)(g)(i)	4,044,772	4,051,092
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (f)(g)(i)(j)	7,570,633	7,584,828
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (f)(g)(i)	1,026,000	1,027,924
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (f)(g)(i)	2,101,000	2,102,313
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (f)(g)	4,665,776	4,680,356
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (f)(g)	8,531,000	8,437,594
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	7,609,000	7,507,912
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,569,058
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,306,957
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (f)(g)	2,000,000	1,951,847
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	2,058,000	2,043,893
D2-Natixis Multifamily Series 2026-M1, 0.9161% 8/15/2059 (g)(k)	125,920,000	3,845,081
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	292,564	291,591
DBJPM Mortgage Trust Series 2020-C9 Class A4, 1.644% 8/15/2053	2,100,000	1,910,029
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,000,000	1,788,616
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (f)(g)	2,420,000	2,423,627
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (f)(g)(i)	2,847,000	2,850,559
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (f)(g)(i)	5,356,942	5,366,986
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (f)(g)(i)	950,965	953,925
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (f)(g)(i)(j)	8,181,188	8,186,302
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (f)(g)(i)(j)	861,030	863,182
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8676% 10/25/2031 (g)	500,000	436,046
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6469% 4/25/2033 (g)	1,099,315	1,075,916
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6248% 3/25/2033 (g)	1,400,000	1,367,091
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	5,800,000	5,551,279
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (g)	914,426	884,095
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	15,900,000	15,792,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (g)	8,450,953	8,427,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,748,863	2,723,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,682,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	62,209	61,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,845,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,640,908	3,591,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,171,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	4,937,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,652,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,058,618	1,038,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	96,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	2,200,000	1,939,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,216,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	21,200,000	18,638,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	3,600,000	3,548,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (g)(i)	8,744,288	8,724,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)	4,700,000	4,628,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)	3,200,000	3,144,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)	4,800,000	4,734,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 3/25/2030 (g)(i)	20,742,734	20,719,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	5,200,000	5,141,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)	8,700,000	8,555,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (g)(i)	6,190,698	6,186,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)	2,600,000	2,557,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)	3,000,000	2,929,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (g)	27,280,133	27,235,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (g)(i)	16,283,582	16,262,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	4,000,000	3,909,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	10,800,000	10,519,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (g)(i)	6,901,699	6,892,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (g)(i)	17,387,134	17,364,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (g)(i)	17,696,554	17,686,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (g)(i)	18,998,977	18,978,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (g)	13,398,274	13,398,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1198% 11/25/2030 (g)	15,795,164	15,789,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (g)(i)	16,689,634	16,694,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (g)	10,599,576	10,599,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (g)(i)	21,199,219	21,286,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (g)(i)	19,099,407	19,099,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (g)(i)	33,500,000	33,485,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (g)(i)	7,890,000	7,889,972
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	4,850,000	4,592,990
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	394,735
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	94,027
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	3,018,000	2,648,322
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (f)(g)(i)(j)	605,000	604,622
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (f)(g)	1,456,000	1,454,232
Houston Galleria Mall Trust Series 2025-HGLR Class A, 5.4619% 2/5/2045 (f)(g)	3,120,000	3,114,996
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (f)(g)	1,637,000	1,612,698
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	7,825	7,799
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	40,060	39,961
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A3, 2.7946% 11/13/2052	3,800,000	3,543,977
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	14,477,167	13,168,966
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A4, 1.9152% 5/13/2053	3,400,000	3,071,604
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	86,383
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (f)(g)(i)	2,214,000	2,214,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (f)(g)(i)	6,100,000	5,741,625
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (f)(g)(i)	2,512,000	2,507,308
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class A4, 3.536% 11/15/2052	5,210,000	5,137,091
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	3,405,000	3,344,333
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	157,850	155,013
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (f)(g)(i)	700,000	435,743
Morgan Stanley Capital I Trust Series 2021-L5 Class A3, 2.438% 5/15/2054	7,700,000	6,957,125
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (g)	3,435,715	3,031,015
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (f)(g)	856,628	840,513
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 6/15/2043 (f)(g)(i)	6,900,000	6,910,782
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (f)(g)(i)	6,404,040	6,408,043
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (f)(g)(i)	1,691,793	1,692,850
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (f)	3,272,000	3,273,955
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (f)(g)(i)	11,500,000	11,507,188
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (f)	4,604,129	4,561,111
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (f)(g)	3,073,000	3,013,019
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (f)(g)(i)	9,227,000	9,232,767
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (f)(g)(i)	1,000,000	1,000,000
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,581,513
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	5,600,000	5,652,162
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	882,940	872,789
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	83,894	82,128
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	311,765	304,414
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.1195% 8/15/2054 (g)(k)	25,751,000	1,226,664
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (f)(g)(i)	603,000	599,985
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9298% 10/15/2041 (f)(g)(i)	2,500,000	2,489,324
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.1206% 5/15/2058 (g)(k)	21,291,658	757,052
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5148% 5/15/2058 (g)(k)	57,043,000	1,060,230
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (f)(g)	1,226,000	1,217,398
TOTAL UNITED STATES		755,104,426
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $758,194,887)		755,104,426

U.S. Government Agency - Mortgage Securities - 100.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 100.7%
Fannie Mae 2% 11/1/2051	5,259,858	4,157,838
Fannie Mae 2% 2/1/2052	1,219,264	974,097
Fannie Mae 2% 3/1/2052	18,099,268	14,290,228
Fannie Mae 2.5% 4/1/2052	15,181,299	12,643,721
Fannie Mae 2.5% 4/1/2052	11,819,418	9,825,315
Fannie Mae 2.5% 6/1/2052	5,397,409	4,501,970
Fannie Mae 3% 12/1/2051	16,138,982	13,925,012
Fannie Mae 3% 6/1/2052	5,610,138	4,875,594
Fannie Mae 5.5% 2/1/2055	9,570,288	9,578,945
Fannie Mae 5.5% 9/1/2054	40,546	40,324
Fannie Mae 6% 10/1/2054	5,054,135	5,167,835
Fannie Mae 6.5% 7/1/2054	2,292,499	2,393,826
Fannie Mae 7% 6/1/2054	158,008	167,861
Fannie Mae 7% 7/1/2054	142,344	151,621
Fannie Mae 7% 8/1/2054	228,726	242,327
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	31,105	27,579
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	6,776,997	5,672,454
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	27,377	20,521
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	9,698,640	8,632,445
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	5,663,955	5,028,913
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	3,667,461	3,256,265
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	832,570	740,263
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	27,163,451	22,754,375
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	3,989,675	3,542,353
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	22,569,512	20,039,021
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,889,993	5,194,636
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,758,523	2,449,237
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	19,351,400	17,181,723
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	72,097	64,216
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	7,921,858	7,050,989
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	11,010,248	8,703,434
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	55,103	44,074
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	3,105,659	2,809,044
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	796,492	630,112
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	20,205	16,180
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	11,497	9,217
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	116,106	92,469
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	50,830	40,625
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	35,399	27,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	45,756	39,474
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	18,095	15,470
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	257,578	205,624
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	178,524	142,626
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	109,843	87,481
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,882	16,487
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,088,734	860,628
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	45,195	36,220
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,654,934	1,411,574
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	24,777	19,803
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,108	14,472
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,314,401	4,242,472
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,424,528	1,933,221
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	411,262	324,711
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	335,718	268,947
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	122,585	97,859
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	6,441,407	5,089,821
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,177,556	2,521,740
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051 (c)	1,805,915	1,443,350
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	969,048	776,617
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	446,856	357,143
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	347,118	277,103
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	331,930	265,602
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	117,956	94,164
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,377	19,460
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	19,023	15,186
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	15,339	12,245
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	19,784,928	15,818,986
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,424,707	8,295,954
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,842,628	7,826,585
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,281,664	3,397,970
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,120,785	2,479,611
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,094,781	2,475,391
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,782,684	2,221,409
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,722,898	1,375,384
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,063,765	849,866
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	857,588	685,414
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052 (c)	773,796	618,445
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	702,860	554,941
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	499,881	399,054
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	275,204	219,436
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	186,445	148,838
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,788,475	3,780,728
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,341,013	2,651,461
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,287,509	1,031,436
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	128,409	102,870
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	123,761	99,185
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	113,028	90,548
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,193	19,396
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	13,236,640	10,459,226
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	6,186,840	4,950,538
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052 (c)	3,695,903	2,946,964
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,197,577	3,314,185
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	53,235	42,498
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	985,734	897,134
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	10,639,641	8,417,124
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	5,731,625	4,534,345
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,162,610	1,845,886
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	500,760	397,557
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	215,667	170,077
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	104,440	83,047
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	26,765	21,107
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	407,002	321,347
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	5,169,346	4,942,441
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,704,877	5,615,575
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,430,361	3,667,667
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,378,352	1,973,374
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	359,613	299,953
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	38,326	31,524
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,466,630	1,217,814
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	939,891	784,843
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	14,880,417	12,439,633
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	982,542	811,861
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	727,209	609,064
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	31,263	29,909
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	7,207,619	6,676,253
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	37,557,589	31,326,726
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,232,944	3,516,141
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,175,519	979,029
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	17,229,600	14,403,487
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,074,064	1,743,585
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	13,752	12,742
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,689,397	3,885,041
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,704,256	1,420,452
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,917,661	5,782,980
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,206,506	3,499,438
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,946,380	2,451,125
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,575,768	2,139,590
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,552,777	2,123,683
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,858,767	1,550,394
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	2,868,978	2,756,766
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	15,970,727	13,391,030
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	13,975,261	11,626,172
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,429,896	5,349,101
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,251,668	4,390,255
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,229,197	3,522,280
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,474,177	2,067,573
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,689,589	1,411,924
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	949,307	788,255
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,682,895	3,538,821
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,543,454	3,399,831
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,195,966	3,066,424
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,166,141	3,039,970
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,070,554	2,946,163
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,607,436	2,505,286
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	21,232,544	17,710,031
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,728,687	3,099,605
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	277,848	230,971
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	4,555,466	4,370,892
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,913,393	2,792,916
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,718,085	2,609,760
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	33,132	28,672
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,273,563	3,555,223
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	15,113,233	12,629,538
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	6,358,038	5,364,182
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,074,293	1,734,053
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	143,552	120,230
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	21,107,876	17,645,623
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	307,982	285,277
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	46,875,418	39,259,846
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	8,691,863	8,051,074
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	50,769,550	42,521,322
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	46,312,873	38,672,913
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,064,253	4,405,930
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	130,738	113,539
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	93,497	81,197
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	15,323	13,135
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,100,018	1,798,809
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,694,237	1,451,230
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,703,393	1,494,205
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,909,712	11,211,355
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	16,403	14,050
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	7,358,648	6,599,916
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,909,841	9,491,627
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,656,853	3,160,915
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	22,360,184	19,516,382
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	7,481,077	6,496,893
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	18,006	15,468
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,261,237	8,005,237
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	14,842,891	12,820,637
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,868,783	3,336,849
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	6,610,869	5,732,902
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	17,939,918	15,579,805
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	282,057	254,657
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	166,528	150,455
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	79,856	72,323
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	12,602,316	11,464,700
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,633,434	1,482,410
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	541,431	493,244
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	20,843	19,069
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	16,037,430	14,479,468
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,436,202	3,091,653
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	7,179,013	6,450,197
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,631,610	2,369,382
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,274,227	2,053,296
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,662,914	2,396,735
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	16,345	14,701
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,436,805	2,185,612
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	15,433,863	13,934,534
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	13,174,166	11,849,070
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,421,247	1,284,956
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	12,769,073	11,484,722
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	4,457,326	3,981,137
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	906,187	842,194
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	17,066,312	15,823,799
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	3,424,967	3,185,245
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,229,550	1,142,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	153,351	142,522
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	715,013	664,520
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	661,126	614,439
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	162,584	151,103
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	13,212	12,577
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	17,310	16,039
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	161,679	150,211
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	912,301	847,877
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	90,996	84,570
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,618,680	1,503,867
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	10,495,014	9,693,207
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	3,064,747	2,916,390
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	10,194	9,812
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	404,398	395,118
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	16,712	16,345
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	34,670	33,904
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	141,559	138,640
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	36,116	35,437
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	79,739	77,856
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	45,190	44,192
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	39,560	38,822
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	846,234	820,233
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	16,753	16,469
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	17,650	17,313
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	22,300	21,780
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	17,667,220	17,296,273
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	650,278	633,901
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,205,017	3,191,651
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,700,776	1,665,066
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	526,162	517,581
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	18,447	18,034
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	1,000,000	995,829
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	72,437	72,203
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	7,037,915	6,887,946
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	118,499	116,567
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	86,476	85,066
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	64,475	63,383
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	44,705	43,878
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	13,978	13,681
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	692,181	676,213
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,575,000	1,568,432
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	13,786,554	13,531,554
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,106,831	1,083,333
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	257,587	253,225
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	200,631	196,920
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	60,035	58,735
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	22,131	21,721
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	116,613	114,419
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	533,662	518,455
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	94,337	92,392
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	17,914	17,466
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,532,265	3,552,680
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,270,642	4,251,284
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,499,204	3,518,335
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	40,545	40,361
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	53,093,355	53,234,297
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	817,466	817,848
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,512,026	2,527,329
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	688,099	684,980
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	6,551,446	6,696,783
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,549,613	5,679,663
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	778,262	798,932
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	9,732,549	9,938,419
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	23,096,865	23,630,900
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,943,284	5,065,304
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,870,869	1,920,557
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	769,716	790,640
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	8,982,093	9,192,579
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,280,629	3,372,885
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,719,294	2,791,879
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	6,856,557	7,025,804
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	11,161,226	11,394,875
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	4,663,644	4,780,219
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	4,506,832	4,627,937
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	2,178,471	2,239,052
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	17,956	18,257
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	6,503,544	6,653,915
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,022,396	5,140,091
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	3,984,033	4,068,679
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	4,591,266	4,712,383
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,656,227	3,748,763
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	35,875	36,592
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	17,979,821	18,451,728
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	10,462,174	10,707,345
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	10,386,237	10,539,560
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,768,058	2,825,139
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	6,183,688	6,328,596
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,460,673	3,539,169
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	715,607	735,060
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,619,831	2,741,112
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	6,194,617	6,481,871
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,910,131	4,089,921
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	1,762,885	1,844,274
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	291,156	302,919
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,401,764	1,465,167
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	339,372	354,590
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	241,820	252,807
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	234,907	244,894
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,637,062	2,756,874
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	6,047,137	6,296,271
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	1,005,353	1,050,072
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	387,796	405,778
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	730,095	760,551
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,070,505	12,679,268
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,434,387	9,868,187
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	17,492	18,285
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,874,772	6,160,045
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	14,125,507	14,775,007
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,291,867	3,441,995
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	15,679	16,380
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	327,336	340,771
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	61,006	64,887
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	7,680,850	8,152,579
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,479,012	4,735,201
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,105,843	3,283,490
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,618,906	2,782,205
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,030,146	2,146,899
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,746,598	1,849,910
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	100,684	106,393
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	59,595	62,731
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	287,702	304,337
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	220,985	234,125
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	158,089	167,329
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	47,511	50,218
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,265,927	1,340,807
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	248,325	264,042
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	78,756	83,544
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	68,356	72,361
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	31,326	32,947
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	4,182,428	4,431,456
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	285,900	301,582
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	276,351	292,157
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	164,222	173,254
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	124,474	131,329
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	62,304	66,072
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	32,505	34,425
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	103,062	108,337
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	63,128	66,965
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	52,951	55,899
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	43,559	46,007
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	43,099	45,434
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	40,937	43,032
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	36,331	38,234
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,011,504	2,140,701
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,816,101	1,919,978
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,014,030	1,073,694
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	866,860	914,004
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	527,585	556,525
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	488,947	516,638
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	281,939	298,246
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	139,903	147,415
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	21,991	23,252
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	64,940	68,496
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	58,573	61,879
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	40,319	42,751
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	39,803	41,828
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	57,116	60,641
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	3,053,410	3,233,067
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	2,059,165	2,182,414
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	67,718	71,489
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	29,939	31,723
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	21,816	23,204
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	44,259	46,768
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	42,627	45,132
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	40,016	42,486
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	70,301	74,114
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	34,535	36,515
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	144,542	152,459
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	16,789	17,820
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,429,711	2,591,083
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	93,697	99,773
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	153,676	163,979
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	153,304	162,173
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	146,890	156,026
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	110,349	117,747
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	86,863	91,994
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	33,653	35,716
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	58,203	61,380
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	56,101	59,196
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	51,942	55,083
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	44,831	47,700
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	2,486,950	2,629,197
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	86,468	91,306
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,956,864	2,078,270
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,029,905	1,096,698
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	750,453	797,716
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	33,923	35,928
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	37,778	39,777
Freddie Mac 7% 1/1/2055	42,880	45,372
Freddie Mac Gold Pool 1.5% 1/1/2051	27,088	20,304
Freddie Mac Gold Pool 1.5% 11/1/2035	378,687	337,057
Freddie Mac Gold Pool 1.5% 2/1/2037	8,358,094	7,410,537
Freddie Mac Gold Pool 1.5% 2/1/2041	28,052,847	23,459,404
Freddie Mac Gold Pool 1.5% 2/1/2051	27,536	20,641
Freddie Mac Gold Pool 1.5% 4/1/2041	14,492,043	12,100,138
Freddie Mac Gold Pool 1.5% 4/1/2051	40,360	30,253
Freddie Mac Gold Pool 1.5% 5/1/2036	41,297,585	36,706,021
Freddie Mac Gold Pool 2% 1/1/2051	9,517,407	7,523,366
Freddie Mac Gold Pool 2% 1/1/2052	3,591,174	2,870,191
Freddie Mac Gold Pool 2% 1/1/2052	324,137	255,213
Freddie Mac Gold Pool 2% 1/1/2052	217,560	173,814
Freddie Mac Gold Pool 2% 10/1/2036	3,844,473	3,477,295
Freddie Mac Gold Pool 2% 10/1/2050	777,564	615,139
Freddie Mac Gold Pool 2% 10/1/2050	29,012	22,952
Freddie Mac Gold Pool 2% 11/1/2050	46,035,077	36,390,029
Freddie Mac Gold Pool 2% 11/1/2050	2,370,008	1,900,118
Freddie Mac Gold Pool 2% 11/1/2050	65,738	51,965
Freddie Mac Gold Pool 2% 11/1/2050	43,728	34,567
Freddie Mac Gold Pool 2% 11/1/2051	277,695	221,163
Freddie Mac Gold Pool 2% 11/1/2051	35,276	27,973
Freddie Mac Gold Pool 2% 12/1/2051	2,117,466	1,686,397
Freddie Mac Gold Pool 2% 12/1/2051	1,355,370	1,081,988
Freddie Mac Gold Pool 2% 12/1/2051	79,005	63,119
Freddie Mac Gold Pool 2% 2/1/2051	7,992,374	6,315,353
Freddie Mac Gold Pool 2% 2/1/2051	52,666	42,208
Freddie Mac Gold Pool 2% 2/1/2051	51,670	41,409
Freddie Mac Gold Pool 2% 2/1/2051	33,183	26,594
Freddie Mac Gold Pool 2% 2/1/2051	33,405	26,427
Freddie Mac Gold Pool 2% 2/1/2052	930,922	744,607
Freddie Mac Gold Pool 2% 3/1/2041	70,211	60,693
Freddie Mac Gold Pool 2% 3/1/2051	27,084,548	21,426,851
Freddie Mac Gold Pool 2% 3/1/2051	9,540,322	7,538,498
Freddie Mac Gold Pool 2% 3/1/2051	229,809	183,456
Freddie Mac Gold Pool 2% 3/1/2051	182,868	145,983
Freddie Mac Gold Pool 2% 3/1/2051	25,884	20,663
Freddie Mac Gold Pool 2% 3/1/2051	15,599	12,466
Freddie Mac Gold Pool 2% 4/1/2051	471,572	372,328
Freddie Mac Gold Pool 2% 4/1/2051	52,633	42,165
Freddie Mac Gold Pool 2% 4/1/2052	8,053,888	6,386,611
Freddie Mac Gold Pool 2% 4/1/2052	30,931	24,634
Freddie Mac Gold Pool 2% 5/1/2051	15,775,386	12,554,010
Freddie Mac Gold Pool 2% 5/1/2051	2,502,071	1,975,504
Freddie Mac Gold Pool 2% 5/1/2051	871,470	697,871
Freddie Mac Gold Pool 2% 5/1/2052	5,443,496	4,340,425
Freddie Mac Gold Pool 2% 6/1/2035	61,056	55,568
Freddie Mac Gold Pool 2% 6/1/2050	24,478,559	19,365,228
Freddie Mac Gold Pool 2% 6/1/2051	24,856	19,625
Freddie Mac Gold Pool 2% 6/1/2052	7,247,321	5,726,632
Freddie Mac Gold Pool 2% 6/1/2052	573,318	452,125
Freddie Mac Gold Pool 2% 7/1/2041	17,796	15,287
Freddie Mac Gold Pool 2% 7/1/2050 (c)	1,174,167	941,371
Freddie Mac Gold Pool 2% 7/1/2050	408,749	327,325
Freddie Mac Gold Pool 2% 7/1/2050	39,362	31,140
Freddie Mac Gold Pool 2% 7/1/2050	28,566	22,599
Freddie Mac Gold Pool 2% 7/1/2051	1,206,291	967,880
Freddie Mac Gold Pool 2% 8/1/2036	1,479,329	1,346,363
Freddie Mac Gold Pool 2% 8/1/2050	50,656,577	40,074,914
Freddie Mac Gold Pool 2% 8/1/2051	462,759	366,093
Freddie Mac Gold Pool 2% 8/1/2052	20,928	16,478
Freddie Mac Gold Pool 2% 9/1/2050 (b)	15,001,245	11,867,632
Freddie Mac Gold Pool 2% 9/1/2050 (c)	10,321,413	8,236,331
Freddie Mac Gold Pool 2% 9/1/2050	486,587	384,944
Freddie Mac Gold Pool 2% 9/1/2050	436,654	348,444
Freddie Mac Gold Pool 2% 9/1/2050	143,178	113,270
Freddie Mac Gold Pool 2% 9/1/2050	20,340	16,091
Freddie Mac Gold Pool 2% 9/1/2051	179,056	142,604
Freddie Mac Gold Pool 2% 9/1/2051	178,230	141,946
Freddie Mac Gold Pool 2% 9/1/2051	30,280	24,116
Freddie Mac Gold Pool 2.5% 1/1/2052	4,771,909	3,925,067
Freddie Mac Gold Pool 2.5% 1/1/2052	119,619	99,662
Freddie Mac Gold Pool 2.5% 10/1/2050	4,618,228	3,867,932
Freddie Mac Gold Pool 2.5% 11/1/2041	18,347	16,144
Freddie Mac Gold Pool 2.5% 11/1/2050	18,595,467	15,574,371
Freddie Mac Gold Pool 2.5% 11/1/2050	378,520	315,605
Freddie Mac Gold Pool 2.5% 11/1/2051	78,487,272	65,613,271
Freddie Mac Gold Pool 2.5% 12/1/2035	1,093,538	1,014,628
Freddie Mac Gold Pool 2.5% 12/1/2050	695,492	582,282
Freddie Mac Gold Pool 2.5% 2/1/2051	3,118,932	2,611,243
Freddie Mac Gold Pool 2.5% 4/1/2037	5,409,471	5,019,122
Freddie Mac Gold Pool 2.5% 4/1/2052	59,584,497	49,755,194
Freddie Mac Gold Pool 2.5% 4/1/2052 (b)(d)	21,233,280	17,710,645
Freddie Mac Gold Pool 2.5% 4/1/2052	5,198,248	4,332,602
Freddie Mac Gold Pool 2.5% 4/1/2052	4,211,295	3,516,582
Freddie Mac Gold Pool 2.5% 5/1/2052	14,719,640	12,245,429
Freddie Mac Gold Pool 2.5% 7/1/2043	45,281	39,206
Freddie Mac Gold Pool 2.5% 8/1/2050	2,707,941	2,263,767
Freddie Mac Gold Pool 2.5% 9/1/2051	2,506,945	2,095,739
Freddie Mac Gold Pool 3% 10/1/2049	4,363,123	3,768,674
Freddie Mac Gold Pool 3% 10/1/2051	7,875,575	6,745,969
Freddie Mac Gold Pool 3% 3/1/2052	16,369,472	14,215,961
Freddie Mac Gold Pool 3% 4/1/2050	7,981,214	6,886,339
Freddie Mac Gold Pool 3% 6/1/2052	9,396,571	8,195,628
Freddie Mac Gold Pool 3% 6/1/2052	2,978,668	2,597,975
Freddie Mac Gold Pool 3% 6/1/2052	17,548	15,030
Freddie Mac Gold Pool 3% 7/1/2052	6,162,074	5,316,752
Freddie Mac Gold Pool 3% 8/1/2052	10,467,586	9,090,507
Freddie Mac Gold Pool 3% 8/1/2052	8,997,994	7,814,250
Freddie Mac Gold Pool 3% 9/1/2049	79,376	69,207
Freddie Mac Gold Pool 3.5% 1/1/2048	3,027,172	2,733,096
Freddie Mac Gold Pool 3.5% 1/1/2048	456,304	411,976
Freddie Mac Gold Pool 3.5% 11/1/2051	1,794,763	1,618,727
Freddie Mac Gold Pool 3.5% 2/1/2052	966,932	862,498
Freddie Mac Gold Pool 3.5% 2/1/2053	18,536,749	16,614,342
Freddie Mac Gold Pool 3.5% 3/1/2048	1,787,052	1,620,667
Freddie Mac Gold Pool 3.5% 4/1/2047	39,295	35,552
Freddie Mac Gold Pool 3.5% 4/1/2050	974,884	882,007
Freddie Mac Gold Pool 3.5% 4/1/2052	10,551,380	9,453,822
Freddie Mac Gold Pool 3.5% 4/1/2052	1,955,683	1,751,030
Freddie Mac Gold Pool 3.5% 5/1/2052	13,962,318	12,645,212
Freddie Mac Gold Pool 3.5% 6/1/2046	55,577	50,521
Freddie Mac Gold Pool 3.5% 6/1/2047	306,383	276,811
Freddie Mac Gold Pool 3.5% 6/1/2052	3,623,866	3,265,030
Freddie Mac Gold Pool 3.5% 7/1/2048	4,769,958	4,309,559
Freddie Mac Gold Pool 3.5% 7/1/2049	2,687,609	2,420,641
Freddie Mac Gold Pool 3.5% 7/1/2052	1,506,155	1,353,720
Freddie Mac Gold Pool 3.5% 8/1/2049	4,780,454	4,314,561
Freddie Mac Gold Pool 3.5% 8/1/2051	32,072	28,766
Freddie Mac Gold Pool 4% 11/1/2051	267,865	248,949
Freddie Mac Gold Pool 4% 2/1/2052	135,586	125,799
Freddie Mac Gold Pool 4% 2/1/2052	115,701	107,530
Freddie Mac Gold Pool 4% 2/1/2053	14,565,187	13,477,458
Freddie Mac Gold Pool 4% 2/1/2053	1,613,380	1,492,893
Freddie Mac Gold Pool 4% 4/1/2052	271,587	251,984
Freddie Mac Gold Pool 4% 4/1/2052	207,356	192,389
Freddie Mac Gold Pool 4% 5/1/2052	17,070,205	15,720,720
Freddie Mac Gold Pool 4% 6/1/2052	144,738	134,471
Freddie Mac Gold Pool 4% 7/1/2052	251,781	233,922
Freddie Mac Gold Pool 4% 8/1/2052	140,996	130,996
Freddie Mac Gold Pool 4% 9/1/2051	297,310	276,315
Freddie Mac Gold Pool 4.5% 12/1/2052	13,748,413	13,108,663
Freddie Mac Gold Pool 4.5% 2/1/2041	5,567,150	5,439,392
Freddie Mac Gold Pool 4.5% 4/1/2041	10,522,104	10,277,348
Freddie Mac Gold Pool 5% 10/1/2052	17,199	16,876
Freddie Mac Gold Pool 5% 10/1/2053	96,451	94,667
Freddie Mac Gold Pool 5% 12/1/2052	164,628	161,840
Freddie Mac Gold Pool 5% 3/1/2054	1,385,946	1,360,311
Freddie Mac Gold Pool 5% 4/1/2041	1,592,185	1,585,545
Freddie Mac Gold Pool 5% 4/1/2053	871,087	853,886
Freddie Mac Gold Pool 5% 7/1/2038	5,765,906	5,774,293
Freddie Mac Gold Pool 5% 7/1/2052	11,410,713	11,199,657
Freddie Mac Gold Pool 5% 7/1/2052	3,950,239	3,866,064
Freddie Mac Gold Pool 5% 7/1/2053	92,363	90,149
Freddie Mac Gold Pool 5% 8/1/2041	8,999,997	8,962,464
Freddie Mac Gold Pool 5% 8/1/2052	26,444,866	25,880,945
Freddie Mac Gold Pool 5% 8/1/2052	10,697,017	10,482,447
Freddie Mac Gold Pool 5% 8/1/2052	47,015	46,146
Freddie Mac Gold Pool 5% 8/1/2052	37,196	36,508
Freddie Mac Gold Pool 5% 8/1/2052	16,590	16,237
Freddie Mac Gold Pool 5% 8/1/2053	79,444	77,584
Freddie Mac Gold Pool 5% 8/1/2053	54,868	53,553
Freddie Mac Gold Pool 5% 8/1/2053	23,449	23,030
Freddie Mac Gold Pool 5% 9/1/2041	4,130,363	4,114,429
Freddie Mac Gold Pool 5% 9/1/2052	456,335	446,254
Freddie Mac Gold Pool 5% 9/1/2052	32,240	31,542
Freddie Mac Gold Pool 5.5% 1/1/2055	14,670,785	14,726,464
Freddie Mac Gold Pool 5.5% 1/1/2055	6,732,325	6,745,989
Freddie Mac Gold Pool 5.5% 10/1/2054	8,940,444	8,958,589
Freddie Mac Gold Pool 5.5% 10/1/2054	850,701	846,047
Freddie Mac Gold Pool 5.5% 11/1/2054	8,260,862	8,306,025
Freddie Mac Gold Pool 5.5% 11/1/2054	5,521,308	5,541,141
Freddie Mac Gold Pool 5.5% 3/1/2053	33,700	33,926
Freddie Mac Gold Pool 5.5% 8/1/2055	7,091,971	7,121,878
Freddie Mac Gold Pool 5.5% 9/1/2053	3,655,826	3,667,085
Freddie Mac Gold Pool 5.5% 9/1/2054	3,480,371	3,489,610
Freddie Mac Gold Pool 6% 10/1/2054	657,268	674,724
Freddie Mac Gold Pool 6% 12/1/2052	2,198,046	2,253,676
Freddie Mac Gold Pool 6% 12/1/2054	3,536,408	3,614,860
Freddie Mac Gold Pool 6% 12/1/2055	2,773,967	2,842,440
Freddie Mac Gold Pool 6% 2/1/2055	14,348,147	14,729,219
Freddie Mac Gold Pool 6% 3/1/2056	27,046,357	27,646,353
Freddie Mac Gold Pool 6% 4/1/2039	1,550,861	1,591,288
Freddie Mac Gold Pool 6% 4/1/2040	4,962,451	5,076,301
Freddie Mac Gold Pool 6% 4/1/2054 (e)	9,692,053	9,940,378
Freddie Mac Gold Pool 6% 4/1/2054	378,951	386,609
Freddie Mac Gold Pool 6% 5/1/2054	5,998,474	6,159,662
Freddie Mac Gold Pool 6% 7/1/2039	3,349,643	3,429,632
Freddie Mac Gold Pool 6% 8/1/2055	9,058,903	9,271,189
Freddie Mac Gold Pool 6% 9/1/2039	5,684,387	5,829,012
Freddie Mac Gold Pool 6% 9/1/2039	934,871	958,949
Freddie Mac Gold Pool 6% 9/1/2054	6,203,777	6,372,420
Freddie Mac Gold Pool 6% 9/1/2054	6,014,639	6,153,707
Freddie Mac Gold Pool 6% 9/1/2056	7,028,254	7,206,132
Freddie Mac Gold Pool 6.5% 1/1/2054	4,745,316	4,948,680
Freddie Mac Gold Pool 6.5% 1/1/2054	4,107,560	4,290,267
Freddie Mac Gold Pool 6.5% 11/1/2054	7,096,943	7,421,048
Freddie Mac Gold Pool 6.5% 12/1/2053	1,675,981	1,753,358
Freddie Mac Gold Pool 6.5% 12/1/2054	10,420,585	10,946,136
Freddie Mac Gold Pool 6.5% 4/1/2054	741,764	774,758
Freddie Mac Gold Pool 6.5% 6/1/2054	18,220,559	19,058,353
Freddie Mac Gold Pool 6.5% 6/1/2054	5,246,675	5,499,398
Freddie Mac Gold Pool 6.5% 7/1/2054	123,312	129,454
Freddie Mac Gold Pool 6.5% 7/1/2055	15,361,199	16,081,919
Freddie Mac Gold Pool 6.5% 7/1/2055	3,205,143	3,345,507
Freddie Mac Gold Pool 6.5% 9/1/2054	10,931,144	11,475,613
Freddie Mac Gold Pool 6.5% 9/1/2054	6,208,942	6,508,016
Freddie Mac Gold Pool 7% 1/1/2054	6,244,206	6,603,311
Freddie Mac Gold Pool 7% 1/1/2054	4,263,794	4,516,000
Freddie Mac Gold Pool 7% 1/1/2054	3,979,119	4,214,486
Freddie Mac Gold Pool 7% 1/1/2054	3,793,619	4,010,605
Freddie Mac Gold Pool 7% 1/1/2054	2,213,815	2,341,132
Freddie Mac Gold Pool 7% 1/1/2054	57,344	60,705
Freddie Mac Gold Pool 7% 10/1/2053	34,306	36,060
Freddie Mac Gold Pool 7% 10/1/2055	66,816	70,810
Freddie Mac Gold Pool 7% 10/1/2055	47,118	49,953
Freddie Mac Gold Pool 7% 10/1/2055	34,043	36,091
Freddie Mac Gold Pool 7% 11/1/2053	937,872	994,007
Freddie Mac Gold Pool 7% 11/1/2055	368,573	391,786
Freddie Mac Gold Pool 7% 11/1/2055	310,341	330,176
Freddie Mac Gold Pool 7% 11/1/2055	243,483	259,616
Freddie Mac Gold Pool 7% 11/1/2055	152,124	162,489
Freddie Mac Gold Pool 7% 11/1/2055	69,737	73,673
Freddie Mac Gold Pool 7% 11/1/2055	68,402	72,187
Freddie Mac Gold Pool 7% 11/1/2055	65,827	69,431
Freddie Mac Gold Pool 7% 11/1/2055	40,332	42,377
Freddie Mac Gold Pool 7% 11/1/2055	33,928	35,852
Freddie Mac Gold Pool 7% 12/1/2053	459,183	484,156
Freddie Mac Gold Pool 7% 12/1/2053	340,656	359,343
Freddie Mac Gold Pool 7% 12/1/2053	26,331	27,893
Freddie Mac Gold Pool 7% 12/1/2053	20,050	21,250
Freddie Mac Gold Pool 7% 12/1/2054	45,582	47,908
Freddie Mac Gold Pool 7% 12/1/2055	47,070	49,479
Freddie Mac Gold Pool 7% 2/1/2054	2,041,142	2,157,890
Freddie Mac Gold Pool 7% 3/1/2054	63,451	67,378
Freddie Mac Gold Pool 7% 3/1/2054	39,962	42,113
Freddie Mac Gold Pool 7% 3/1/2054	31,329	33,082
Freddie Mac Gold Pool 7% 3/1/2054	29,261	30,898
Freddie Mac Gold Pool 7% 5/1/2055	49,821	52,591
Freddie Mac Gold Pool 7% 6/1/2054	3,962,070	4,197,977
Freddie Mac Gold Pool 7% 6/1/2054	3,624,484	3,832,928
Freddie Mac Gold Pool 7% 7/1/2043	45,470	48,082
Freddie Mac Gold Pool 7% 7/1/2054	98,845	104,759
Freddie Mac Gold Pool 7% 7/1/2054	26,055	27,525
Freddie Mac Gold Pool 7% 7/1/2054	18,839	19,929
Freddie Mac Gold Pool 7% 8/1/2054	2,771,759	2,955,849
Freddie Mac Gold Pool 7% 8/1/2054	1,733,881	1,840,370
Freddie Mac Gold Pool 7% 8/1/2054	69,357	73,233
Freddie Mac Gold Pool 7% 9/1/2043	98,968	104,219
Freddie Mac Gold Pool 7% 9/1/2054	2,020,240	2,136,424
Freddie Mac Gold Pool 7% 9/1/2055	43,845	46,542
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,967,779	6,107,628
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,393,420	3,468,700
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	766,239	801,052
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	706,327	739,081
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	209,583	220,022
Freddie Mac Non Gold Pool 2% 3/1/2052	16,688,957	13,281,027
Freddie Mac Non Gold Pool 2.5% 4/1/2052	21,277,944	17,787,795
Freddie Mac Non Gold Pool 5.5% 4/1/2055	7,018,663	7,037,295
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,789,559	5,801,310
Freddie Mac Non Gold Pool 6% 11/1/2054	655,432	670,997
Freddie Mac Non Gold Pool 6% 6/1/2054	10,050,641	10,295,590
Freddie Mac Non Gold Pool 6.5% 1/1/2055	6,498,693	6,777,199
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,359,499	1,426,789
Freddie Mac Non Gold Pool 6.5% 11/1/2054	598,905	628,549
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,570,211	1,647,931
Freddie Mac Non Gold Pool 7% 1/1/2055	49,120	51,930
Freddie Mac Non Gold Pool 7% 1/1/2055	27,412	28,929
Freddie Mac Non Gold Pool 7% 10/1/2055	38,033	40,477
Freddie Mac Non Gold Pool 7% 11/1/2055	148,053	156,108
Freddie Mac Non Gold Pool 7% 12/1/2053	57,025	60,331
Freddie Mac Non Gold Pool 7% 12/1/2054	35,539	37,763
Freddie Mac Non Gold Pool 7% 3/1/2055	86,722	91,416
Freddie Mac Non Gold Pool 7% 7/1/2055	36,906	39,230
Freddie Mac Non Gold Pool 7% 9/1/2055	27,851	29,289
Ginnie Mae I Pool 2% 10/20/2052	1,198,751	962,314
Ginnie Mae I Pool 2% 9/20/2052	126,684	101,846
Ginnie Mae I Pool 2.5% 1/20/2051	20,252	16,921
Ginnie Mae I Pool 2.5% 10/20/2051	6,480,296	5,418,263
Ginnie Mae I Pool 2.5% 10/20/2051	3,034,505	2,537,191
Ginnie Mae I Pool 2.5% 10/20/2051	2,841,264	2,375,619
Ginnie Mae I Pool 2.5% 11/20/2051	1,354,980	1,132,917
Ginnie Mae I Pool 2.5% 12/20/2051	2,257,468	1,888,205
Ginnie Mae I Pool 2.5% 12/20/2051	1,540,697	1,288,679
Ginnie Mae I Pool 2.5% 12/20/2051	19,788	16,514
Ginnie Mae I Pool 2.5% 4/20/2051	59,649	49,836
Ginnie Mae I Pool 2.5% 6/20/2051	2,379,447	1,988,744
Ginnie Mae I Pool 2.5% 8/20/2051	3,612,342	3,019,199
Ginnie Mae I Pool 3.5% 10/20/2052	2,613,618	2,325,154
Ginnie Mae I Pool 3.5% 7/20/2052	13,607,165	12,140,428
Ginnie Mae I Pool 3.5% 8/20/2052	8,078,678	7,223,012
Ginnie Mae I Pool 3.5% 9/20/2052	6,290,885	5,598,527
Ginnie Mae I Pool 4.5% 4/20/2053	19,577	18,553
Ginnie Mae I Pool 5% 7/20/2056	6,259,999	6,068,752
Ginnie Mae I Pool 5.5% 3/20/2054	3,071,637	3,071,663
Ginnie Mae II Pool 2% 10/20/2050	8,216,470	6,603,590
Ginnie Mae II Pool 2% 6/20/2054	148,339	119,104
Ginnie Mae II Pool 2% 7/20/2054	182,426	146,474
Ginnie Mae II Pool 2% 8/20/2050	3,787,258	3,047,376
Ginnie Mae II Pool 2% 8/20/2053	185,279	148,692
Ginnie Mae II Pool 2% 9/1/2056 (c)	150,000,000	120,328,935
Ginnie Mae II Pool 2% 9/20/2050	7,764,054	6,247,261
Ginnie Mae II Pool 2.5% 5/20/2052	46,384,409	38,840,611
Ginnie Mae II Pool 2.5% 6/20/2051	1,887,398	1,580,733
Ginnie Mae II Pool 2.5% 7/20/2051	61,062	51,131
Ginnie Mae II Pool 2.5% 9/1/2056 (c)	104,200,000	87,156,006
Ginnie Mae II Pool 3% 12/20/2046	8,315,013	7,340,041
Ginnie Mae II Pool 3% 3/20/2050	1,232,048	1,075,265
Ginnie Mae II Pool 3% 4/20/2052	50,262,039	43,756,025
Ginnie Mae II Pool 3% 5/20/2051	7,714,795	6,720,999
Ginnie Mae II Pool 3% 5/20/2052	35,573,032	30,968,391
Ginnie Mae II Pool 3% 6/20/2050	63,945	55,787
Ginnie Mae II Pool 3% 6/20/2051	2,043,000	1,778,869
Ginnie Mae II Pool 3% 7/20/2051	2,581,586	2,249,034
Ginnie Mae II Pool 3% 8/20/2051	3,073,744	2,676,833
Ginnie Mae II Pool 3% 9/20/2051	37,190	32,388
Ginnie Mae II Pool 3.5% 8/20/2052	15,000,064	13,247,245
Ginnie Mae II Pool 4.5% 10/1/2056 (c)	20,325,000	19,018,960
Ginnie Mae II Pool 4.5% 11/20/2054	31,350,444	29,531,754
Ginnie Mae II Pool 4.5% 9/1/2056 (c)	19,075,000	17,865,676
Ginnie Mae II Pool 5% 10/1/2056 (c)	109,225,000	105,678,399
Ginnie Mae II Pool 5% 11/20/2054	1,432,473	1,396,544
Ginnie Mae II Pool 5% 12/20/2054	4,496,151	4,367,572
Ginnie Mae II Pool 5% 9/1/2056 (c)	183,275,000	177,524,417
Ginnie Mae II Pool 5.5% 1/20/2055	2,632,586	2,628,495
Ginnie Mae II Pool 5.5% 10/1/2056 (c)	233,850,000	231,973,611
Ginnie Mae II Pool 5.5% 12/20/2054	3,228,559	3,231,613
Ginnie Mae II Pool 5.5% 12/20/2054	1,840,740	1,835,578
Ginnie Mae II Pool 5.5% 9/1/2056 (c)	292,950,000	291,022,800
Ginnie Mae II Pool 6% 10/1/2056 (c)	45,900,000	46,452,884
Ginnie Mae II Pool 6% 12/20/2054	3,439,502	3,502,558
Ginnie Mae II Pool 6% 9/1/2056 (c)	80,300,000	81,436,622
Uniform Mortgage Backed Securities 2% 10/1/2056 (c)	157,675,000	122,924,896
Uniform Mortgage Backed Securities 2% 9/1/2056 (c)	278,925,000	217,583,284
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (c)	6,100,000	4,978,649
Uniform Mortgage Backed Securities 3% 9/1/2056 (c)	16,200,000	13,814,297
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (c)	24,800,000	22,005,157
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (c)	20,325,000	19,224,592
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (c)	35,875,000	33,687,464
Uniform Mortgage Backed Securities 5% 10/1/2041 (c)	21,050,000	20,930,771
Uniform Mortgage Backed Securities 5% 10/1/2056 (c)	71,500,000	68,930,476
Uniform Mortgage Backed Securities 5% 9/1/2041 (c)	21,050,000	21,003,130
Uniform Mortgage Backed Securities 5% 9/1/2056 (c)	124,125,000	119,809,720
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (c)	36,600,000	36,239,717
Uniform Mortgage Backed Securities 6% 10/1/2056 (c)	3,400,000	3,433,063
Uniform Mortgage Backed Securities 6% 9/1/2056 (c)	19,200,000	19,417,459
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (c)	10,000,000	10,306,250
TOTAL UNITED STATES		4,673,984,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,712,437,926)		4,673,984,538

U.S. Treasury Obligations - 3.7%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.75 to 4.88	34,870,000	32,426,376
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.99	2,390,000	2,212,243
US Treasury Bonds 4.625% 11/15/2055	4.89	3,110,000	2,819,409
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.78	5,440,000	5,204,550
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	14,816,480	13,026,460
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.93	8,655,696	7,608,488
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.65	28,910,000	28,340,835
US Treasury Notes 3.5% 2/28/2031	3.95	10,010,000	9,614,292
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.91	26,860,000	26,517,955
US Treasury Notes 4.125% 2/15/2036	4.64	4,330,000	4,130,414
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	7,970,000	7,753,316
US Treasury Notes 4.25% 3/31/2033	4.17	500,000	490,332
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	4,979
US Treasury Notes 4.75% 2/15/2045	4.87 to 5.01	20,990,000	19,808,493
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.25	10,318,610	9,853,042
TOTAL U.S. TREASURY OBLIGATIONS (Cost $175,479,450)			169,811,184

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $135,127,428)	3.69	135,107,921	135,134,943

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	13,890,000	887,729
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	38,800,000	1,546,582
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	33,200,000	1,320,818
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	56,200,000	904,134
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	24,220,000	1,027,562
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring July 2028	6/2027	63,200,000	334,106
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	133,540,000	1,279,570
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	7,400,000	274,734
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	19,700,000	775,643
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	23,400,000	79,193
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	33,600,000	204,727

TOTAL PURCHASED SWAPTIONS (Cost $6,232,029)			8,634,798

TOTAL INVESTMENT IN SECURITIES - 141.8% (Cost $6,623,538,488)	6,578,148,723
NET OTHER ASSETS (LIABILITIES) - (41.8)%	(1,938,541,754)
NET ASSETS - 100.0%	4,639,606,969

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 10/1/2056	(43,600,000)	(42,184,282)
Ginnie Mae II Pool 5% 9/1/2056	(108,925,000)	(105,507,282)
Ginnie Mae II Pool 5.5% 9/1/2056	(238,575,000)	(237,005,511)
Ginnie Mae II Pool 6% 9/1/2056	(45,900,000)	(46,549,701)
Uniform Mortgage Backed Securities 2% 9/1/2056	(233,675,000)	(182,284,750)
Uniform Mortgage Backed Securities 3% 9/1/2056	(3,300,000)	(2,814,024)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(20,325,000)	(19,224,592)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(19,075,000)	(17,911,871)
Uniform Mortgage Backed Securities 5% 10/1/2056	(22,325,000)	(21,522,698)
Uniform Mortgage Backed Securities 5% 9/1/2041	(21,050,000)	(21,003,130)
Uniform Mortgage Backed Securities 5% 9/1/2056	(105,475,000)	(101,808,098)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(19,300,000)	(19,110,015)
Uniform Mortgage Backed Securities 6% 9/1/2056	(9,700,000)	(9,809,862)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(826,735,816)

TOTAL TBA SALE COMMITMENTS (Proceeds $829,616,513)		(826,735,816)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	25	12/2026	2,694,141	(2,277)
CBOT 2Y US Treasury Notes Contracts (United States)	3,808	12/2026	781,711,000	(1,847,851)
CBOT US Treasury Ultra Bond Contracts (United States)	35	12/2026	3,856,563	10,370
TOTAL LONG				(1,839,758)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	26,347	(29,043)	(2,696)
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	1,300,000	83,534	(97,210)	(13,676)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	19,277	(23,547)	(4,270)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	51,406	(72,684)	(21,278)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	74,355	(48,533)	25,822
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	52,049	(27,092)	24,957
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	37,178	(18,668)	18,510
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	29,742	(14,030)	15,712
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	74,355	(47,795)	26,560
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	29,742	(27,872)	1,870
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	59,484	(59,916)	(432)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,100,000	81,791	(82,220)	(429)
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	30,000,000	(126,027)	44,304	(81,723)
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,100,000	(8,822)	2,652	(6,170)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	18,463,628	(76,774)	(33,206)	(109,980)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	727	(758)	(31)
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	203,586	(153,423)	50,163
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	1,345,000	195,588	(180,511)	15,077
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	116,335	(110,835)	5,500
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	190,926	(75,544)	115,382
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	31,821	(12,840)	18,981
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	111,374	(48,111)	63,263
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	700,000	111,374	(100,625)	10,749
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	31,821	(28,388)	3,433
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	800,000	127,284	(111,362)	15,922

TOTAL BUY PROTECTION							1,528,473	(1,357,257)	171,216
Sell Protection
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	900,000	(191,549)	213,617	22,068
CMBX BBB- Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	3%	Monthly	784,000	(143,673)	124,639	(19,034)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	17,400,000	(124,427)	230,472	106,045
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	900,000	(6,436)	11,521	5,085
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	350,000	(82,403)	72,890	(9,513)
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly	700,000	(164,806)	149,114	(15,692)

TOTAL SELL PROTECTION							(713,294)	802,253	88,959
TOTAL CREDIT DEFAULT SWAPS							815,179	(555,004)	260,175

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	34,829,000	(1,769,664)	1,592,457	(177,207)
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	807,291,000	18,801,371	(15,703,463)	3,097,908
3.25%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2030	17,590,000	(626,363)	483,608	(142,755)
U.S. SOFR Index(3)	Annual	3.5%	Annual	LCH	9/2033	7,810,000	367,167	(182,646)	184,521
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	9/2041	8,090,000	467,310	(436,039)	31,271
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	9/2046	5,000,000	396,723	(378,211)	18,512
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	17,700,000	(1,626,741)	1,032,633	(594,108)
TOTAL INTEREST RATE SWAPS							16,009,803	(13,591,661)	2,418,142

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,472,972.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $12,428,119.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,280,695.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $673,423,606 or 14.5% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Level 3 security.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	118,661,150	1,819,204,602	1,802,744,079	4,047,150	5,755	7,515	135,134,943	135,107,921
	118,661,150	1,819,204,602	1,802,744,079	4,047,150	5,755	7,515	135,134,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	354,042,291	-	354,042,291	-

Collateralized Mortgage Obligations	481,436,543	-	481,436,543	-

Commercial Mortgage Securities	755,104,426	-	728,824,263	26,280,163

U.S. Government Agency - Mortgage Securities	4,673,984,538	-	4,673,984,538	-

U.S. Treasury Obligations	169,811,184	-	169,811,184	-

Money Market Funds	135,134,943	135,134,943	-	-

Purchased Swaptions	8,634,798	-	8,634,798	-
Total Investments in Securities:	6,578,148,723	135,134,943	6,416,733,617	26,280,163
Derivative Instruments:

Assets
Futures Contracts	10,370	10,370	-	-
Swaps	21,772,667	-	21,772,667	-
Total Assets	21,783,037	10,370	21,772,667	-

Liabilities
Futures Contracts	(1,850,128)	(1,850,128)	-	-
Swaps	(4,947,685)	-	(4,947,685)	-
Total Liabilities	(6,797,813)	(1,850,128)	(4,947,685)	-
Total Derivative Instruments:	14,985,224	(1,839,758)	16,824,982	-
Other Financial Instruments:

TBA Sale Commitments	(826,735,816)	-	(826,735,816)	-
Total Other Financial Instruments:	(826,735,816)	-	(826,735,816)	-
Fidelity® Investment Grade Securitized ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$6,443,013,780
Investments in securities, at value - affiliated issuers	135,134,943
Cash	62,337
Receivable for investments sold	5,076
Receivable for TBA sale commitments	829,616,513
Interest receivable	14,083,251
Distributions receivable from affiliated funds	445,142
Receivable for variation margin on futures contracts	116,429
Bi-lateral OTC swaps, at value	1,740,096
Other receivables	2,554
Total assets	7,424,220,121
Liabilities
Payable for investments purchased	6,246,960
Payable for investments purchased, delayed delivery	1,933,496,972
TBA sale commitments, at value	826,735,816
Payable for fund shares redeemed	1,080,196
Distributions payable	14,589,400
Bi-lateral OTC swaps, at value	924,917
Accrued management fee	1,392,489
Payable for variation margin on centrally cleared swaps	145,503
Other payables and accrued expenses	899
Total liabilities	2,784,613,152
Net Assets	$4,639,606,969
Net assets consist of:
Paid in capital	4,660,930,143
Total accumulated earnings (loss)	(21,323,174)
Net Assets	$4,639,606,969

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($4,639,606,969/107,375,000 shares)	$43.21

Other Information
Unaffiliated issuers, cost	6,488,411,060
Affiliated issuers, cost	135,127,428
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$4,047,150
Interest	206,699,644
Total investment income	210,746,794
Expenses
Management fee	15,817,676
Independent trustees' fees and expenses	9,358
Total expenses	15,827,034
Expense reductions	(2,978)
Total expenses after reductions	15,824,056
Net investment income (loss)	194,922,738
Net realized gain (loss)
Investments - unaffiliated issuers	14,679,056
Investments - affiliated issuers	5,755
Futures contracts	(13,831,315)
Swaps	9,791,764
Written options	451,064
Net realized gain (loss)	11,096,324
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(92,879,732)
Investments - affiliated issuers	7,515
Futures contracts	(1,933,607)
Swaps	8,870,866
TBA sale commitments	12,871,641
Total change in net unrealized appreciation (depreciation)	(73,063,317)
Net gain (loss)	(61,966,993)
Net increase (decrease) in net assets resulting from operations	$132,955,745

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,922,738	$107,861,941
Net realized gain (loss)	11,096,324	(5,124,766)
Change in net unrealized appreciation (depreciation)	(73,063,317)	31,836,669
Net increase (decrease) in net assets resulting from operations	$132,955,745	$134,573,844
Distributions to shareholders
Distributions to shareholders	(193,894,550)	(93,824,900)
Total distributions	(193,894,550)	(93,824,900)
Net increase (decrease) in net assets resulting from share transactions	608,059,357	3,961,140,305
Total increase (decrease) in net assets	547,120,552	4,001,889,249
Net Assets
Beginning of period	4,092,486,417	90,597,168
End of period	$4,639,606,969	$4,092,486,417
Financial Highlights
Fidelity® Investment Grade Securitized ETF

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$43.72	$43.66	$41.68	$43.99	$49.93
Income from Investment Operations
Net investment income (loss) A, B	1.95	1.90	1.59	1.37	.30
Net realized and unrealized gain (loss)	(.52)	(.34) C	1.78 C	(2.30)	(5.50)
Total from investment operations	1.43	1.56	3.37	(.93)	(5.20)
Distributions
Distributions from net investment income	(1.90)	(1.50)	(1.39)	(1.38)	(.30)
Distributions from net realized gain	(.04)	-	-	-	-
Distributions from tax return of capital	-	-	-	-	(.44)
Total distributions	(1.94)	(1.50)	(1.39)	(1.38)	(.74)
Net asset value, end of period	$43.21	$43.72	$43.66	$41.68	$43.99
Total Return D, E	3.27%	3.66%	8.30%	(2.10)%	(10.49)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.36%	.36%	.36%	.37%	.36%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.34%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.44%	4.42%	4.04%	3.22%	.63%
Net assets, end of period	$4,639,606,969	$4,092,486,417	$90,597,168	$3,126,326	$3,299,233
Portfolio turnover rate H	620%	967%	358%	865%	141%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Bond ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.3%
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (c)(d)(j)	1,220,000	1,220,458
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (c)(d)(j)	1,210,000	1,213,730
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (c)(d)(j)	990,000	990,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (c)(d)(j)	1,430,000	1,430,755
OCP CLO Ltd / OCP CLO LLC Series 2025-26A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.8295% 4/17/2037 (c)(d)(j)	600,000	599,977
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (c)(d)(j)	550,000	550,514
TOTAL BAILIWICK OF JERSEY		6,005,434
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	31,975	32,079
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(j)	1,229,000	1,230,540
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (c)(d)(j)	500,000	501,327
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (c)(d)(j)	450,000	450,387
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (c)(d)(j)	1,166,837	1,166,966
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (c)(d)(j)	600,000	600,245
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (c)(d)(j)	486,000	486,293
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	296,343	281,347
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (c)(d)(j)	421,000	421,481
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (c)(d)(j)	1,000,000	1,000,095
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (c)(d)(j)	375,000	375,322
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (c)(d)(j)	1,009,000	1,009,088
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (c)(d)(j)	300,794	300,794
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (c)(d)(j)	1,200,000	1,200,001
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	244,792	243,810
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (c)(d)(j)	650,000	650,901
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (c)(d)(j)	372,000	372,171
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (c)(d)(j)	311,000	311,244
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (c)(d)(j)	1,430,000	1,430,495
Oak Hill Credit Partners X-R Ltd Series 2025-10RA Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (c)(d)(j)	700,000	698,894
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (c)(d)(j)	250,000	250,000
OCP CLO Series 2025-11A Class XR, CME Term SOFR 3 month Index + 0.95%, 4.7602% 7/26/2038 (c)(d)(j)	282,000	282,192
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (c)(d)(j)	431,000	431,234
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(j)	729,659	729,860
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (c)(d)(j)	800,000	800,899
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.5729% 1/15/2033 (c)(d)(j)	1,049,550	1,049,625
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(j)	1,420,000	1,419,206
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (j)	1,074,911	1,022,760
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (c)(d)(j)	250,000	250,058
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (c)(d)(j)	900,000	900,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		19,867,235
UNITED STATES - 3.1%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (j)	142,415	142,452
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	520,000	516,323
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (j)	165,000	163,664
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (j)	19,145	19,183
Avis Budget Rental Car Funding AESOP LLC Series 2023-8A Class A, 6.02% 2/20/2030 (j)	860,000	879,798
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (j)	100,000	99,812
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (j)	315,000	309,480
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (j)	100,000	99,170
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (j)	245,000	244,887
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037	135,000	134,409
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (j)	335,000	334,134
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	23,550	23,620
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	59,349	59,538
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	133,988	131,529
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (j)	160,000	157,920
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (j)	85,079	85,168
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	18,395	18,520
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (j)	994,875	989,686
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (j)	730,000	718,396
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	19,587	19,707
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (j)	260,000	260,795
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	39,925	40,157
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (c)(d)(j)	541,000	541,142
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (c)(d)(j)	1,390,000	1,389,226
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (j)	192,000	193,079
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	330,000	329,807
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	165,000	164,994
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (j)	290,000	289,464
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (j)	83,134	83,574
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	169,262	169,278
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	295,000	294,475
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	285,000	284,607
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	135,000	134,223
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	100,000	98,954
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	205,000	204,314
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	244,131	236,245
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	77,949	78,826
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (j)	226,184	223,149
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (j)	250,000	248,325
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (j)	18,101	18,153
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (j)	617,000	612,571
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (j)	977,000	970,924
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (j)	83,589	83,887
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (j)	150,000	149,989
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	470,807
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (j)	690,000	689,539
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	65,635	65,979
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	529,242	527,789
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	151,810	151,871
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	100,000	99,196
TOTAL UNITED STATES		14,252,735
TOTAL ASSET-BACKED SECURITIES (Cost $40,263,926)		40,157,483

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(c)(d)(f)	6,337	6,337
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (b)(c)(d)(f)	3,183	3,182

TOTAL COLOMBIA		9,519
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (b)(c)(d)	69,452	69,675
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (b)(c)(d)	79,600	67,939
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(d)	84,788	82,349
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(d)	103,534	101,610

TOTAL SWITZERLAND		183,959
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (b)(c)(d)	80,000	80,275
UNITED STATES - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/29/2032 (b)(c)(d)	10,000	10,034
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (b)(c)(d)	41,360	41,412
		51,446
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (b)(c)(d)	115,000	115,604
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (b)(c)(d)	35,000	35,322
		150,926
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (b)(c)(d)	123,821	116,670
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (b)(c)(d)	29,423	29,480
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1232% 11/30/2029 (b)(c)(d)	67,578	65,636
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (b)(c)(d)	34,875	32,063
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9822% 12/31/2030 (b)(c)(d)	164,148	147,939
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 1/31/2029 (b)(c)(d)	61,587	61,026
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0037% 1/31/2029 (b)(c)(d)	60,000	56,385
		509,199
TOTAL COMMUNICATION SERVICES		711,571
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Hertz Corp/The Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (b)(c)(d)(h)	54,240	30,006
Hertz Corp/The Tranche C-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (b)(c)(d)(h)	10,760	5,953
		35,959
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (b)(c)(d)	92,368	92,731
Distributors - 0.0%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/23/2030 (b)(c)(d)	79,798	79,644
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/29/2032 (b)(c)(d)	94,763	93,436
		173,080
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (b)(c)(d)	39,900	39,701
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (b)(c)(d)	179,583	175,169
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (b)(c)(d)	188,475	188,875
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/28/2032 (b)(c)(d)	14,589	14,071
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (b)(c)(d)	198,492	190,266
		568,381
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (b)(c)(d)	34,961	33,504
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (b)(c)(d)	149,625	148,721
		182,225
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (b)(c)(d)	63,636	49,130
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (b)(c)(d)	49,496	41,082
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (b)(c)(d)	55,000	54,914
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (b)(c)(d)	9,975	9,997
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 2/10/2033 (b)(c)(d)	30,000	29,976
		185,099
TOTAL CONSUMER DISCRETIONARY		1,277,176
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (b)(c)(d)	39,663	36,118
Food Products - 0.0%
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(f)	19,335	7,323
TOTAL CONSUMER STAPLES		43,441
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	144,562	90,972
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5087% 2/3/2032 (b)(c)(d)	73,701	73,516
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 7/31/2031 (b)(c)(d)	39,475	38,406
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 7/31/2031 (b)(c)(d)	109,399	108,067
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4364% 2/16/2032 (b)(c)(d)	30,000	29,081
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (b)(c)(d)(g)	2,474	2,417
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (b)(c)(d)	19,447	19,010
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(f)	23,750	23,884
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (b)(c)(d)	89,175	89,559
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (b)(c)(d)(h)	10,000	10,033
		320,457
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (b)(c)(d)	244,874	207,328
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/19/2031 (b)(c)(d)	48,833	48,709
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(d)	73,663	70,501
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (b)(c)(d)	53,633	53,658
		380,196
TOTAL FINANCIALS		774,169
Health Care - 0.1%
Biotechnology - 0.0%
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (b)(c)(d)	40,000	40,100
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/15/2031 (b)(c)(d)	79,326	79,762
Health Care Providers & Services - 0.0%
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1446% 6/30/2031 (b)(c)(d)	30,000	30,067
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (b)(c)(d)	317,796	315,867
TOTAL HEALTH CARE		465,796
Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (b)(c)(d)	9,975	10,003
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (b)(c)(d)	20,000	20,065
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (b)(c)(d)	4,974	2,412
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (b)(c)(d)	84,937	38,282
		40,694
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 12/21/2028 (b)(c)(d)	58,543	58,680
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (b)(c)(d)	15,000	12,023
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (b)(c)(d)	163,016	113,012
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (b)(c)(d)	53,749	55,277
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(d)	75,000	74,756
		313,748
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (b)(c)(d)	39,300	39,245
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (b)(c)(d)	4,975	4,993
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (b)(c)(d)	140,000	139,563
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (b)(c)(d)	34,850	34,973
		174,536
TOTAL INDUSTRIALS		603,284
Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (b)(c)(d)	29,544	28,588
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6853% 12/11/2028 (b)(c)(d)	93,271	93,141
Cloud Software Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (b)(c)(d)	9,900	9,397
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (b)(c)(d)(g)	50,000	50,407
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (b)(c)(d)(g)	5,000	5,012
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (b)(c)(d)	114,871	113,479
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (b)(c)(d)	34,276	31,718
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(c)(d)(h)	5,732	5,721
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (b)(c)(d)	213,124	210,042
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 9/8/2032 (b)(c)(d)	77,637	77,899
		596,816
TOTAL INFORMATION TECHNOLOGY		625,404
Materials - 0.2%
Chemicals - 0.2%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (b)(c)(d)	70,000	66,150
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (b)(c)(d)	14,974	14,300
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (b)(c)(d)	128,410	122,632
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (b)(c)(d)	59,700	59,831
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (b)(c)(d)	93,525	93,093
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(d)	133,954	127,466
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (b)(c)(d)	170,500	168,084
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (b)(c)(d)	60,000	60,450
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (b)(c)(d)	99,219	77,316
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/4/2029 (b)(c)(d)	14,887	12,133
		801,455
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (b)(c)(d)	230,829	230,381
TOTAL MATERIALS		1,031,836
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (b)(c)(d)	4,949	4,946
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 1/27/2031 (b)(c)(d)	9,052	9,051
		13,997
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (b)(c)(d)	24,219	24,431
TOTAL UTILITIES		38,428
TOTAL UNITED STATES		5,662,077
TOTAL BANK LOAN OBLIGATIONS (Cost $6,144,975)		6,073,444

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	250,000	248,766
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	267,000	268,173

TOTAL UNITED STATES		516,939
TOTAL BANK NOTES (Cost $517,000)		516,939

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(j)	446,686	440,919
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (j)	272,341	239,748
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	215,478	213,443
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (c)(j)	591,494	589,215
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	40,758	40,615
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	163,341	152,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	83,699	76,350
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (j)	112,661	105,215
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(j)	304,339	305,612
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (j)	33,515	31,254
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(j)	72,530	71,043
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (i)(j)	571,202	568,538
TOTAL UNITED STATES		2,834,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,912,571)		2,834,066

Commercial Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(j)	699,000	702,495
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(j)	100,000	100,125
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	95,725	95,155
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	48,715	48,584
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(j)	540,000	540,336
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(j)	1,057,000	1,058,321
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(j)	795,000	792,965
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(f)(j)	940,820	939,060
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (c)(d)(j)	53,981	53,847
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(j)	364,027	364,482
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(j)	47,802	47,892
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(j)	99,448	99,603
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(j)	311,706	311,901
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(j)	335,000	335,838
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (c)(d)(j)	233,180	233,180
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(j)	131,494	131,699
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(j)	397,000	397,992
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(j)	598,004	598,752
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(j)	177,000	177,111
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(j)	370,488	371,646
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(j)	674,000	666,620
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	469,678	360,271
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	329,608	248,779
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (j)	401,745	402,544
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(j)	221,000	221,276
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(j)	310,617	311,199
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(f)(j)	801,067	801,568
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(j)	100,000	98,515
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (c)(d)(j)	18,476	18,188
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(j)	177,000	177,000
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(j)	569,561	569,917
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (j)	263,000	263,157
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(j)	405,000	397,095
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(j)	697,000	697,436
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (c)(d)(j)	147,000	146,265
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(j)	104,000	103,270
TOTAL UNITED STATES		12,884,084
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,083,783)		12,884,084

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (f) (Cost $12,444)	542	14,135

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	217,000	209,948
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	159,000	93,969
Ground Transportation - 0.0%
Hertz Corp/The 6.75% 7/1/2030 pay-in-kind (c)(j)	20,000	17,212
TOTAL INDUSTRIALS		111,181
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	25,000	44,975
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	109,000	164,206
Strategy Inc 0% 12/1/2029 (k)	172,000	156,056
Terawulf Inc 0% 5/1/2032 (j)(k)	90,000	96,452
		416,714
TOTAL INFORMATION TECHNOLOGY		461,689
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Compass Inc 0.25% 4/15/2031 (j)	45,000	45,148
TOTAL UNITED STATES		827,966
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $801,451)		827,966

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	772	37,342
Alphabet Inc Series B 6.25%	655	31,446
TOTAL COMMUNICATION SERVICES		68,788
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	537	24,992
TOTAL UNITED STATES		93,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $95,037)		93,780

Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.2%
Colombian Republic 5.375% 1/21/2029	1,075,000	1,071,238
MEXICO - 0.6%
United Mexican States 3.25% 4/16/2030	200,000	187,400
United Mexican States 6% 5/13/2030	2,170,000	2,231,709
TOTAL MEXICO		2,419,109
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,519,647)		3,490,347

Non-Convertible Corporate Bonds - 71.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	33,000	33,664
AUSTRALIA - 1.0%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,560,000	1,513,153
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 4.907% 4/1/2028 (j)	2,090,000	2,093,218
Glencore Funding LLC 5.186% 4/1/2030 (j)	255,000	255,268
Glencore Funding LLC 5.338% 4/4/2027 (j)	350,000	351,639
Mineral Resources Ltd 6% 5/1/2032 (j)	28,000	27,639
Mineral Resources Ltd 7% 4/1/2031 (j)	17,000	17,532
Mineral Resources Ltd 9.25% 10/1/2028 (j)	92,000	94,640
TOTAL MATERIALS		2,839,936
TOTAL AUSTRALIA		4,353,089
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (e)(j)	40,000	13,900
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	15,000	13,152
TOTAL INDUSTRIALS		27,052
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)	154,000	153,777
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	57,545	58,094
TOTAL MATERIALS		211,871
TOTAL BRAZIL		238,923
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)	115,000	116,984
CANADA - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)	53,000	51,943
TELUS Corp 6.625% 10/15/2055 (c)	88,000	87,133
		139,076
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 6.875% 7/31/2056 (c)	172,000	172,561
TOTAL COMMUNICATION SERVICES		311,637
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	95,000	93,447
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	185,000	174,695
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	101,000	101,355
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	43,000	43,521
TOTAL CONSUMER DISCRETIONARY		413,018
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (j)	500,000	493,646
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd 5% 12/15/2029	1,030,000	1,031,547
Cenovus Energy Inc 4.65% 3/20/2031	1,031,000	1,009,577
Enbridge Inc 1.6% 10/4/2026	270,000	269,337
Enbridge Inc 4.2% 11/20/2028	354,000	349,860
Enbridge Inc 4.6% 6/20/2028	76,000	75,822
Enbridge Inc 5.3% 4/5/2029	1,246,000	1,258,804
Enbridge Inc 5.9% 11/15/2026	857,000	858,627
Saturn Oil & Gas Inc 8.5% 7/30/2031 (j)	25,000	25,955
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,339,000	1,340,248
TransCanada PipeLines Ltd 4.1% 4/15/2030	340,000	329,348
TransCanada PipeLines Ltd 6.125% 10/17/2056 (c)	25,000	24,995
TOTAL ENERGY		6,574,120
Financials - 1.8%
Banks - 1.8%
Bank of Montreal 4.338% 3/19/2030 (c)	988,000	976,266
Bank of Montreal 4.879% 6/2/2032 (c)	1,000,000	985,943
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	1,705,000	1,678,350
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	750,000	750,185
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (c)	904,000	896,055
Royal Bank of Canada 4.4% 4/17/2030 (c)	980,000	966,365
Royal Bank of Canada 4.95% 8/5/2032 (c)	1,240,000	1,226,283
Toronto Dominion Bank 4.783% 12/17/2029	359,000	358,605
TOTAL FINANCIALS		7,838,052
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	42,000	41,130
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027	99,000	98,976
Nutrien Ltd 4.9% 3/27/2028	520,000	521,174
		620,150
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)	33,000	33,512
TOTAL MATERIALS		653,662
TOTAL CANADA		16,325,265
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (e)(j)	45,000	12,587
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	114,347	108,224
TOTAL COLOMBIA		120,811
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	46,000	46,295
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.662% 3/27/2029 (c)(j)	1,410,000	1,407,761
FRANCE - 1.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.875% 10/15/2030 (j)	12,195	11,943
Altice France SA 6.875% 7/15/2032 (j)	227,682	223,244
Orange SA 4% 1/13/2029 (j)	346,000	339,723
Orange SA 4.25% 1/13/2031 (j)	1,342,000	1,292,993
TOTAL COMMUNICATION SERVICES		1,867,903
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (j)	33,000	34,809
Financials - 1.4%
Banks - 1.4%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (j)	972,000	964,400
BNP Paribas SA 4.792% 5/9/2029 (c)(j)	680,000	678,033
BPCE SA 2.045% 10/19/2027 (c)(j)	378,000	376,702
BPCE SA 6.714% 10/19/2029 (c)(j)	975,000	1,007,411
Societe Generale SA 5.249% 5/22/2029 (c)(j)	1,180,000	1,183,603
Societe Generale SA 5.5% 4/13/2029 (c)(j)	1,880,000	1,892,241
TOTAL FINANCIALS		6,102,390
TOTAL FRANCE		8,005,102
GERMANY - 2.7%
Consumer Discretionary - 0.9%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (j)	34,000	34,269
ZF North America Capital Inc 7.5% 3/24/2031 (j)	43,000	44,097
		78,366
Automobiles - 0.9%
BMW US Capital LLC 4.3% 3/17/2028 (j)	1,140,000	1,132,611
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (j)	1,140,000	1,128,706
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (j)	310,000	309,733
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (j)	650,000	648,187
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (j)	990,000	984,378
		4,203,615
TOTAL CONSUMER DISCRETIONARY		4,281,981
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	1,070,000	1,039,321
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,495,000	1,472,713
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	500,000	503,245
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,420,000	1,453,973
TOTAL FINANCIALS		4,469,252
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	1,001,000	987,698
Bayer US Finance LLC 5.125% 7/20/2031 (j)	365,000	361,985
TOTAL HEALTH CARE		1,349,683
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 2% 12/14/2026 (j)	350,000	347,764
Daimler Truck Finance North America LLC 2.375% 12/14/2028 (j)	1,000,000	947,196
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (j)	152,000	152,492
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (j)	150,000	150,921
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)	200,000	199,942
TOTAL INDUSTRIALS		1,798,315
TOTAL GERMANY		11,899,231
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	195,000	193,904
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	144,000	146,440
IRELAND - 1.8%
Financials - 1.1%
Banks - 0.2%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(j)	503,000	494,158
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(j)	582,000	590,003
		1,084,161
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	150,555
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,737,000	1,704,313
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	227,000	220,359
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,490,000	1,497,706
		3,572,933
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	120,000	120,484
GGAM Finance Ltd 6.875% 4/15/2029 (j)	18,000	18,292
		138,776
TOTAL FINANCIALS		4,795,870
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (j)	220,000	213,998
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	20,000	19,108
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	1,316,000	1,317,901
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (j)	300,000	303,964
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	1,410,000	1,440,334
TOTAL INDUSTRIALS		3,295,305
TOTAL IRELAND		8,091,175
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(m)	15,000	14,905
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	272,000	276,150
TOTAL ISRAEL		291,055
ITALY - 0.8%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (c)(j)	1,034,000	1,028,249
Utilities - 0.6%
Electric Utilities - 0.6%
ENEL Finance International NV 4.375% 9/30/2030 (j)	758,000	737,109
ENEL Finance International NV 5.125% 6/26/2029 (j)	1,760,000	1,771,101
TOTAL UTILITIES		2,508,210
TOTAL ITALY		3,536,459
JAPAN - 1.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 1.591% 4/3/2028 (j)	600,000	570,483
NTT Finance Corp 4.567% 7/16/2027 (j)	200,000	200,042
NTT Finance Corp 4.62% 7/16/2028 (j)	1,840,000	1,831,637
NTT Finance Corp 4.8279% 11/1/2029 (j)	340,000	337,846
TOTAL COMMUNICATION SERVICES		2,940,008
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (j)	277,000	277,741
Japan Tobacco Inc 5.25% 6/15/2030 (j)	232,000	234,180
TOTAL CONSUMER STAPLES		511,921
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	730,000	723,515
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (c)	200,000	199,861
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	301,995
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	2,065,000	2,035,430
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	253,562
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)	488,000	480,797
TOTAL FINANCIALS		3,995,160
TOTAL JAPAN		7,447,089
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (j)	15,000	9,122
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)	75,000	73,041
TOTAL COMMUNICATION SERVICES		82,163
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	33,000	35,137
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	40,000	35,186
TOTAL LUXEMBOURG		152,486
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	16,000	16,183
MEXICO - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos Mexicanos 6.7% 2/16/2032	2,220,000	2,232,210
NETHERLANDS - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (j)	344,000	339,808
Financials - 0.2%
Banks - 0.2%
ING Groep NV 5.335% 3/19/2030 (c)	711,000	717,872
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	426,000	421,651
TOTAL NETHERLANDS		1,479,331
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	86,000	85,637
IHS Holding Ltd 7.875% 5/29/2030 (j)	27,000	27,692

TOTAL NIGERIA		113,329
NORWAY - 0.4%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (j)	103,000	108,065
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 4.384% 11/4/2031 (c)(j)	1,635,000	1,585,210
TOTAL NORWAY		1,693,275
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	61,000	60,118
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	34,000	34,360
TOTAL PANAMA		94,478
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	48,000	49,519
SAUDI ARABIA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Avilease Capital Ltd 5.5% 6/30/2031 (j)	740,000	737,580
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	399,603
Banco Santander SA 5.005% 8/25/2030 (c)	720,000	717,597

TOTAL SPAIN		1,117,200
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.246% 9/22/2029 (c)(j)	1,000,000	1,025,578
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	28,000	28,590
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)	45,000	44,117
TOTAL SWITZERLAND		1,098,285
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)	40,000	40,475
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	65,000	66,596

TOTAL TANZANIA		107,071
UNITED KINGDOM - 5.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)	60,000	61,037
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	129,000	129,494
TOTAL CONSUMER DISCRETIONARY		190,531
Consumer Staples - 1.2%
Tobacco - 1.2%
BAT Capital Corp 4.7% 4/2/2027	540,000	540,601
BAT Capital Corp 4.906% 4/2/2030	40,000	39,835
BAT International Finance PLC 5.931% 2/2/2029	1,700,000	1,742,673
Imperial Brands Finance PLC 4.5% 6/30/2028 (j)	1,490,000	1,481,757
Imperial Brands Finance PLC 5.5% 2/1/2030 (j)	1,030,000	1,040,949
Imperial Brands Finance PLC 6.125% 7/27/2027 (j)	440,000	445,288
TOTAL CONSUMER STAPLES		5,291,103
Financials - 4.2%
Banks - 3.9%
Barclays PLC 4.476% 11/11/2029 (c)	120,000	118,671
Barclays PLC 4.972% 5/16/2029 (c)	1,535,000	1,535,395
Barclays PLC 5.367% 2/25/2031 (c)	804,000	807,063
Barclays PLC 5.69% 3/12/2030 (c)	1,310,000	1,329,742
HSBC Holdings PLC 4.711% 5/12/2030 (c)	500,000	494,997
HSBC Holdings PLC 4.899% 3/3/2029 (c)	408,000	408,614
HSBC Holdings PLC 5.21% 8/11/2028 (c)	1,957,000	1,966,498
HSBC Holdings PLC 5.243% 8/14/2032 (c)	1,134,000	1,126,724
HSBC Holdings PLC 5.546% 3/4/2030 (c)	800,000	809,734
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,410,000	1,437,674
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	371,000	371,131
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	1,340,000	1,362,266
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	960,000	975,506
NatWest Group PLC 4.964% 8/15/2030 (c)	1,515,000	1,513,194
NatWest Group PLC 5.115% 5/23/2031 (c)	1,520,000	1,516,734
Standard Chartered PLC 4.299% 1/13/2030 (c)(j)	1,620,000	1,592,103
		17,366,046
Financial Services - 0.3%
Nationwide Building Society 4.302% 3/8/2029 (c)(j)	840,000	834,044
Nationwide Building Society 6.557% 10/18/2027 (c)(j)	400,000	401,066
		1,235,110
TOTAL FINANCIALS		18,601,156
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5.125% 3/26/2029 (j)	200,000	201,746
Rolls-Royce PLC 5.75% 10/15/2027 (j)	150,000	151,370
TOTAL INDUSTRIALS		353,116
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	119,000	116,918
TOTAL UNITED KINGDOM		24,552,824
UNITED STATES - 50.1%
Communication Services - 3.0%
Diversified Telecommunication Services - 1.4%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)	93,000	89,347
APLD ComputeCo 3 LLC 7% 6/15/2031 (j)	140,000	134,792
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	267,000	281,623
AT&T Inc 1.65% 2/1/2028	460,000	441,131
AT&T Inc 4.4% 4/30/2031	1,080,000	1,050,041
AT&T Inc 4.7% 8/15/2030	449,000	444,096
Black Pearl Compute LLC 6.125% 2/15/2031 (j)	52,000	52,033
Cipher Compute LLC 7.125% 11/15/2030 (j)	36,000	36,446
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)	307,000	297,877
Edged Compute LLC 7.5% 4/30/2031 (j)	223,000	211,544
ELK Grove Village Property LLC 7.5% 6/15/2031 (j)	29,000	27,925
Flash Compute LLC 7.25% 12/31/2030 (j)	124,000	124,643
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (j)	256,000	253,549
Level 3 Financing Inc 7% 3/31/2034 (j)	25,000	25,572
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)	277,000	263,355
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)	339,000	314,242
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (j)	452,000	445,538
Space Exploration Technologies Corp 5.35% 7/15/2031 (j)	954,000	932,488
Space Exploration Technologies Corp 5.65% 7/15/2033 (j)	45,000	43,413
Stingray Compute LLC 6% 6/15/2031 (j)	40,000	38,949
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	129,000	118,422
WULF Compute LLC 7.75% 10/15/2030 (j)	188,000	195,351
Yondr JK 1 LLC 6.875% 6/30/2031 (j)	196,000	183,628
Zenith Arc LLC 8.875% 8/31/2031 (j)	160,000	154,392
		6,160,397
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (j)	73,000	76,797
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	224,000	222,838
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)	67,000	69,675
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)	29,000	30,778
ROBLOX Corp 3.875% 5/1/2030 (j)	66,000	62,136
		462,224
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.2% 11/15/2030	353,000	342,139
Meta Platforms Inc 4.55% 5/15/2031	1,200,000	1,172,724
		1,514,863
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	130,000	123,285
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	65,000	64,916
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	99,000	97,225
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)	153,000	149,384
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	640,000	594,140
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	340,000	333,173
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	657,000	651,532
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032	750,000	750,822
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	67,000	69,096
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	18,000	18,971
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	5,000	5,000
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (j)	17,000	17,637
CSC Holdings LLC 4.125% 12/1/2030 (j)	15,000	7,911
CSC Holdings LLC 4.5% 11/15/2031 (j)	25,000	13,000
CSC Holdings LLC 5.5% 4/15/2027 (j)	30,000	17,288
Discovery Global Holdings Inc 3.755% 3/15/2027	312,000	310,034
EW Scripps Co/The 9.875% 8/15/2030 (j)	195,000	175,874
Gray Media Inc 4.75% 10/15/2030 (j)	175,000	144,024
Univision Communications Inc 7.375% 6/30/2030 (j)	84,000	84,315
Univision Communications Inc 8.5% 7/31/2031 (j)	34,000	34,266
Univision Communications Inc 8.875% 4/15/2033 (j)	21,000	20,756
		3,682,649
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.875% 4/15/2030	1,675,000	1,609,827
T-Mobile USA Inc 4.95% 3/15/2028	370,000	371,506
		1,981,333
TOTAL COMMUNICATION SERVICES		13,801,466
Consumer Discretionary - 4.3%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	28,000	28,030
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	60,000	61,122
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	78,000	80,206
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	153,000	155,196
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	142,000	141,609
Patrick Industries Inc 6.375% 11/1/2032 (j)	84,000	83,873
		550,036
Automobiles - 1.8%
American Honda Finance Corp 4.55% 4/10/2028	430,000	428,576
General Motors Financial Co Inc 2.35% 2/26/2027	910,000	900,399
General Motors Financial Co Inc 4.2% 10/27/2028	284,000	280,163
General Motors Financial Co Inc 4.6% 1/8/2031	800,000	780,686
General Motors Financial Co Inc 5.8% 6/23/2028	1,240,000	1,258,095
General Motors Financial Co Inc 6% 1/9/2028	1,210,000	1,227,436
Hyundai Capital America 4.6% 4/6/2028 (j)	1,210,000	1,205,623
Hyundai Capital America 4.75% 6/18/2029 (j)	608,000	603,139
Hyundai Capital America 4.875% 6/23/2027 (j)	590,000	592,158
Hyundai Capital America 5.6% 3/30/2028 (j)	440,000	444,559
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	70,000	65,391
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	10,000	9,737
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	22,000	21,647
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	136,000	138,967
		7,956,576
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% (e)(f)(j)	19,367	47
Wayfair LLC 6.75% 11/15/2032 (j)	15,000	15,433
Wayfair LLC 7.25% 10/31/2029 (j)	85,000	87,799
Wayfair LLC 7.75% 9/15/2030 (j)	134,000	141,050
		244,329
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	100,000	99,968
Sotheby's 8.25% 4/15/2031 (j)	144,000	145,809
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)	125,000	121,431
StoneMor Inc 8.5% 5/15/2029 (j)	119,000	118,661
TKC Holdings Inc 12% 2/15/2031 (j)	60,000	64,521
TKC Holdings Inc 8.5% 8/15/2030 (j)	103,000	107,332
		657,722
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,834
Caesars Entertainment Inc 4.625% 10/15/2029 (j)	80,000	76,778
Carnival Corp Ltd 5.125% 5/1/2029 (j)	38,000	37,806
Carnival Corp Ltd 5.75% 3/15/2030 (j)	107,000	107,630
Carnival Corp Ltd 5.75% 8/1/2032 (j)	15,000	14,844
Carnival Corp Ltd 5.875% 6/15/2031 (j)	174,000	174,596
Carnival Corp Ltd 6.125% 2/15/2033 (j)	40,000	40,097
Churchill Downs Inc 4.75% 1/15/2028 (j)	57,000	56,575
Churchill Downs Inc 6.75% 5/1/2031 (j)	91,000	92,340
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	224,000	219,265
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	93,000	89,601
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)	99,000	98,617
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	29,000	29,225
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)	107,000	104,251
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	48,000	48,403
Life Time Inc 6% 11/15/2031 (j)	85,000	85,814
Lindblad Expeditions LLC 7% 9/15/2030 (j)	21,000	21,631
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	10,000	8,439
NCL Corp Ltd 5.875% 1/15/2031 (j)	74,000	70,970
NCL Corp Ltd 6.25% 3/1/2030 (j)	29,000	28,986
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	15,000	15,023
Viking Cruises Ltd 9.125% 7/15/2031 (j)	105,000	110,163
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	19,000	18,998
VOC Escrow Ltd 5% 2/15/2028 (j)	20,000	19,987
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	44,000	44,020
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	25,000	25,002
		1,698,895
Household Durables - 0.1%
Beazer Homes USA Inc 8% 1/15/2032 (j)	10,000	10,231
LGI Homes Inc 4% 7/15/2029 (j)	70,000	65,471
LGI Homes Inc 7% 11/15/2032 (j)	63,000	62,297
LGI Homes Inc 8.75% 12/15/2028 (j)	54,000	55,583
Risewell Homes Inc 8.5% 11/1/2030 (j)	44,000	44,687
Somnigroup International Inc 4% 4/15/2029 (j)	195,000	187,717
Whirlpool Corp 4.75% 2/26/2029	35,000	33,198
Whirlpool Corp 6.125% 6/15/2030	48,000	45,099
Whirlpool Corp 7.5% 7/1/2031 (j)	61,000	61,078
Whirlpool Corp 7.875% 7/1/2034 (j)	75,000	73,371
		638,732
Leisure Products - 0.7%
Brunswick Corp/DE 5.85% 3/18/2029	1,000,000	1,016,494
Hasbro Inc 4.65% 3/12/2031	1,180,000	1,154,967
Mattel Inc 5% 11/17/2030	1,184,000	1,170,212
		3,341,673
Specialty Retail - 1.0%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	241,018
Advance Auto Parts Inc 7% 8/1/2030 (j)	24,000	24,540
AutoNation Inc 1.95% 8/1/2028	880,000	832,690
AutoNation Inc 4.45% 1/15/2029	620,000	611,359
AutoZone Inc 5.125% 6/15/2030	1,750,000	1,756,099
AutoZone Inc 6.25% 11/1/2028	239,000	245,839
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	119,000	120,066
LBM Acquisition LLC 6.25% 1/15/2029 (j)	15,000	9,472
LBM Acquisition LLC 9.5% 6/15/2031 (j)	103,000	84,712
Michaels Cos Inc/The 8.5% 3/15/2033 (j)	99,000	98,004
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	300,517
Park River Holdings Inc 8% 3/15/2031 (j)	10,000	10,054
Staples Inc 10.75% 9/1/2029 (j)	203,000	195,028
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	32,000	32,578
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	25,000	25,385
		4,587,361
TOTAL CONSUMER DISCRETIONARY		19,675,324
Consumer Staples - 1.4%
Beverages - 0.2%
Constellation Brands Inc 3.6% 2/15/2028	740,000	728,429
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	388,658
		1,117,087
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	57,000	54,173
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	29,000	28,096
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	153,000	154,048
Albertsons Cos Inc 5.625% 3/31/2032 (j)	10,000	9,624
C&S Group Enterprises LLC 5% 12/15/2028 (j)	7,000	6,497
Dollar Tree Inc 4.2% 5/15/2028	380,000	376,190
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)	15,000	15,326
Mars Inc 4.6% 3/1/2028 (j)	701,000	700,714
Mars Inc 4.8% 3/1/2030 (j)	1,272,000	1,265,546
Performance Food Group Inc 6.125% 9/15/2032 (j)	85,000	85,176
US Foods Inc 4.75% 2/15/2029 (j)	93,000	91,768
US Foods Inc 5.75% 4/15/2033 (j)	33,000	32,843
		2,820,001
Food Products - 0.4%
Bunge Ltd Finance Corp 4.1% 1/7/2028	196,000	194,604
Conagra Brands Inc 4.85% 11/1/2028	830,000	826,561
Conagra Brands Inc 5.4% 8/1/2031	392,000	390,666
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	33,000	33,406
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	75,000	73,426
Post Holdings Inc 4.625% 4/15/2030 (j)	75,000	72,269
Post Holdings Inc 6.375% 3/1/2033 (j)	35,000	34,392
		1,625,324
Tobacco - 0.2%
Philip Morris International Inc 4.125% 4/28/2028	680,000	674,251
Philip Morris International Inc 4.875% 2/13/2029	200,000	200,594
		874,845
TOTAL CONSUMER STAPLES		6,437,257
Energy - 3.4%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	26,000	26,479
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	35,000	34,898
SESI LLC 7.875% 9/30/2030 (j)	150,000	153,840
Transocean International Ltd 7.875% 10/15/2032 (j)	15,000	15,751
Transocean International Ltd 8.25% 5/15/2029 (j)	109,000	113,291
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	51,000	50,563
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	38,000	38,935
Valaris Ltd 8.375% 4/30/2030 (j)	39,000	40,552
WBI Operating LLC 6.25% 10/15/2030 (j)	140,000	140,748
		615,057
Oil, Gas & Consumable Fuels - 3.3%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	32,000	33,203
Buckeye Partners LP 4.125% 12/1/2027	55,000	54,180
Cheniere Energy Inc 4.625% 10/15/2028	55,000	54,699
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	120,000	115,544
CNX Resources Corp 7.25% 3/1/2032 (j)	70,000	72,053
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	255,000	262,333
Comstock Resources Inc 5.875% 1/15/2030 (j)	80,000	76,797
Comstock Resources Inc 6.75% 3/1/2029 (j)	132,000	130,918
CVR Energy Inc 7.5% 2/15/2031 (j)	166,000	171,042
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	44,000	44,801
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	443,230
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	103,000	106,623
Diamondback Energy Inc 5.2% 4/18/2027	352,000	353,564
Energy Transfer LP 4.55% 1/15/2031	1,218,000	1,190,593
Energy Transfer LP 6.5% 2/15/2056 (c)	94,000	94,350
Energy Transfer LP 6.55% 1/15/2057 (c)	149,000	148,065
EQT Corp 3.625% 5/15/2031 (j)	880,000	819,320
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	29,000	29,135
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)	10,000	10,284
Harvest Midstream I LP 7.5% 5/15/2032 (j)	85,000	88,215
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	100,000	96,243
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	60,000	60,544
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	63,000	64,210
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	33,000	34,074
Kinder Morgan Inc 4.3% 3/1/2028	250,000	249,173
Kinetik Holdings LP 6.625% 12/15/2028 (j)	162,000	164,892
Matador Resources Co 6.5% 4/15/2032 (j)	40,000	40,418
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	86,000	87,216
MPLX LP 4.25% 12/1/2027	460,000	457,798
Northern Oil & Gas Inc 7.5% 9/1/2034 (j)	10,000	10,079
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)	99,000	101,846
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)	67,000	69,807
ONEOK Inc 4.25% 9/24/2027	33,000	32,910
ONEOK Inc 4.4% 10/15/2029	35,000	34,436
ONEOK Inc 6.5% 9/1/2030 (j)	483,000	502,754
Par Petroleum LLC 7.375% 6/1/2034 (j)	35,000	36,319
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	121,000	125,401
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	81,000	86,506
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	2,197,000	2,104,774
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	345,000	328,739
Prairie Acquiror LP 9% 8/1/2029 (j)	225,000	232,592
Rio Grande LNG LLC 5.25% 6/30/2031 (j)	365,000	360,757
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	29,000	29,576
SM Energy Co 6.625% 1/15/2027	54,000	54,003
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	14,000	14,587
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	64,000	64,122
Sunoco LP 5.375% 7/15/2031 (j)	75,000	73,981
Sunoco LP 5.625% 3/15/2031 (j)	157,000	155,934
Sunoco LP 6.625% 8/15/2032 (j)	71,000	72,148
Targa Resources Corp 4.9% 9/15/2030	227,000	225,294
Targa Resources Corp 6.15% 3/1/2029	1,816,000	1,867,305
Venture Global LNG Inc 7% 1/15/2030 (j)	67,000	68,957
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	59,000	60,238
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)	39,000	40,330
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	29,000	31,500
Western Gas Partners LP 4.8% 3/1/2031	936,000	918,599
Western Gas Partners LP 6.35% 1/15/2029	1,008,000	1,038,430
Williams Cos Inc/The 4.625% 6/30/2030	255,000	250,868
Williams Cos Inc/The 4.8% 11/15/2029	169,000	168,532
		14,714,841
TOTAL ENERGY		15,329,898
Financials - 22.8%
Banks - 8.3%
Bank of America Corp 3.194% 7/23/2030 (c)	240,000	228,665
Bank of America Corp 4.271% 7/23/2029 (c)	1,840,000	1,822,337
Bank of America Corp 4.623% 5/9/2029 (c)	770,000	768,328
Bank of America Corp 4.979% 1/24/2029 (c)	500,000	501,970
Bank of America Corp 5.202% 4/25/2029 (c)	1,710,000	1,721,362
Bank of America Corp 5.819% 9/15/2029 (c)	1,640,000	1,670,608
Citigroup Inc 3.98% 3/20/2030 (c)	120,000	117,188
Citigroup Inc 4.075% 4/23/2029 (c)	652,000	644,829
Citigroup Inc 4.786% 3/4/2029 (c)	1,340,000	1,339,770
Citigroup Inc 5.174% 2/13/2030 (c)	1,635,000	1,642,804
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (c)	1,361,000	1,357,918
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,434,000	1,429,337
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	225,000	225,556
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,720,000	1,761,055
JPMorgan Chase & Co 4.255% 10/22/2031 (c)	840,000	812,905
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	1,605,000	1,583,382
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	1,450,000	1,434,024
JPMorgan Chase & Co 4.864% 7/23/2030 (c)	1,048,000	1,044,868
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,522,000	1,523,317
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	414,000	411,652
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	560,000	563,110
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	90,820
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	2,020,000	2,047,687
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	1,025,000	1,020,966
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	662,449
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	410,000	418,781
Truist Financial Corp 1.887% 6/7/2029 (c)	370,000	351,189
Truist Financial Corp 4.873% 1/26/2029 (c)	1,580,000	1,581,198
Truist Financial Corp 5.071% 5/20/2031 (c)	140,000	139,623
Truist Financial Corp 7.161% 10/30/2029 (c)	1,635,000	1,708,754
US Bancorp 4.653% 2/1/2029 (c)	500,000	499,342
US Bancorp 5.083% 5/15/2031 (c)	20,000	19,991
Wells Fargo & Co 4.182% 1/23/2030 (c)	1,190,000	1,170,616
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,259,000	1,263,324
Wells Fargo & Co 5.244% 1/24/2031 (c)	1,950,000	1,960,573
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,460,000	1,502,349
		37,042,647
Capital Markets - 7.3%
Ares Capital Corp 5.55% 1/15/2030	690,000	683,228
Ares Strategic Income Fund 4.85% 1/15/2029	753,000	739,702
Ares Strategic Income Fund 5.45% 9/9/2028	1,495,000	1,489,359
Ares Strategic Income Fund 5.8% 9/9/2030	101,000	99,078
Athene Global Funding 1.73% 10/2/2026 (j)	1,660,000	1,656,203
Athene Global Funding 4.721% 10/8/2029 (j)	1,320,000	1,295,966
Athene Global Funding 5.133% 6/1/2029 (j)	296,000	295,023
Athene Global Funding 5.339% 1/15/2027 (j)	250,000	250,696
Athene Global Funding 5.38% 1/7/2030 (j)	4,000	3,982
Athene Global Funding 5.516% 3/25/2027 (j)	350,000	351,718
Bank of New York Mellon Corp/The 6.15% (c)(l)	85,000	84,741
Blackstone Private Credit Fund 3.25% 3/15/2027	950,000	941,324
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	521,740
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	45,000	44,364
Equitable America Global Funding 4.65% 6/9/2028 (j)	1,170,000	1,164,877
Equitable America Global Funding 4.95% 6/9/2030 (j)	923,000	913,166
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	61,000	60,682
Focus Financial Partners LLC 7.25% 9/15/2031 (j)	85,000	85,949
FS KKR Capital Corp 7.5% 8/1/2031	71,000	72,305
GA Global Funding Trust 5.4% 1/13/2030 (j)	2,296,000	2,282,236
Goldman Sachs Bank USA 4.656% 6/3/2029 (c)	1,210,000	1,206,183
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,240,000	1,229,045
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,500,000	1,485,060
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	527,000	510,494
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	675,000	676,446
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	1,230,000	1,267,698
Hightower Holding LLC 6.75% 4/15/2029 (j)	53,000	52,470
HPS Corporate Lending Fund 5.3% 6/5/2027	1,661,000	1,662,416
HPS Corporate Lending Fund 6.25% 9/30/2029	500,000	505,533
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (j)	220,000	224,950
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	162,000	156,902
LPL Holdings Inc 4.9% 4/3/2028	2,168,000	2,165,966
Morgan Stanley 3.772% 1/24/2029 (c)	340,000	335,727
Morgan Stanley 4.238% 1/9/2030 (c)	1,050,000	1,032,552
Morgan Stanley 4.809% 4/16/2032 (c)	97,000	94,970
Morgan Stanley 4.868% 7/12/2029 (c)	474,000	474,045
Morgan Stanley 4.994% 4/12/2029 (c)	1,502,000	1,506,898
Morgan Stanley 5.042% 7/19/2030 (c)	1,010,000	1,011,378
Morgan Stanley 5.164% 4/20/2029 (c)	1,252,000	1,260,125
Morgan Stanley 5.17% 7/14/2032 (c)	92,000	91,314
Nuveen LLC 5.55% 1/15/2030 (j)	67,000	67,474
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	1,810,000	1,759,791
Sammons Financial Group Global Funding 5.05% 1/10/2028 (j)	870,000	869,362
Sammons Financial Group Global Funding 5.1% 12/10/2029 (j)	477,000	473,319
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	82,000	84,871
		33,241,328
Consumer Finance - 2.4%
American Express Co 4.731% 4/25/2029 (c)	560,000	560,306
American Express Co 5.085% 1/30/2031 (c)	118,000	118,333
Capital One Financial Corp 1.878% 11/2/2027 (c)	1,110,000	1,104,792
Capital One Financial Corp 5.468% 2/1/2029 (c)	950,000	958,184
Capital One Financial Corp 5.7% 2/1/2030 (c)	255,000	258,894
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,525,000	1,531,068
Ford Motor Credit Co LLC 4.97% 4/6/2029	1,135,000	1,122,898
Ford Motor Credit Co LLC 5.303% 9/6/2029	1,780,000	1,774,397
Ford Motor Credit Co LLC 5.42% 4/9/2031	115,000	113,392
Ford Motor Credit Co LLC 5.431% 8/13/2029	328,000	327,928
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	503,091
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	474,439
OneMain Finance Corp 3.5% 1/15/2027	89,000	88,491
OneMain Finance Corp 6.125% 5/15/2030	76,000	75,650
OneMain Finance Corp 6.75% 3/15/2032	10,000	10,017
OneMain Finance Corp 7.5% 5/15/2031	74,000	75,999
PRA Group Inc 8.875% 1/31/2030 (j)	46,000	47,752
Stellantis Financial Services US Corp 4.95% 9/15/2028 (j)	600,000	594,863
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	922,000	910,727
Synchrony Financial 5.45% 10/15/2030 (c)	222,000	221,826
		10,873,047
Financial Services - 1.7%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (j)	600,000	592,018
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (j)	582,000	580,655
Block Inc 5.625% 8/15/2030 (j)	62,000	62,090
Block Inc 6% 8/15/2033 (j)	21,000	20,962
Block Inc 6.5% 5/15/2032	64,000	64,980
CNH Industrial Capital LLC 4.5% 10/8/2027	646,000	645,299
CNH Industrial Capital LLC 4.55% 4/10/2028	1,220,000	1,214,296
CNH Industrial Capital LLC 5.1% 4/20/2029	140,000	140,366
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	190,000	181,454
Corebridge Financial Inc 3.65% 4/5/2027	1,155,000	1,149,123
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	55,000	53,538
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	20,000	19,156
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (j)	85,000	85,105
Global Payments Inc 4.5% 11/15/2028	582,000	573,915
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	113,000	109,497
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	236,000	234,300
Jackson Financial Inc 5.17% 6/8/2027	1,518,000	1,523,102
Rocket Cos Inc 6.125% 8/1/2030 (j)	91,000	92,211
Rocket Cos Inc 6.125% 8/1/2031 (j)	55,000	55,696
Rocket Cos Inc 6.5% 8/1/2029 (j)	56,000	56,884
UWM Holdings LLC 6.25% 3/15/2031 (j)	95,000	84,801
UWM Holdings LLC 6.625% 2/1/2030 (j)	79,000	73,934
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	95,000	99,244
		7,712,626
Insurance - 3.0%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (j)	120,000	110,416
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	30,000	27,369
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	181,000	182,490
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)	23,000	23,363
American International Group Inc 4.85% 5/7/2030	725,000	722,506
AmWINS Group Inc 4.875% 6/30/2029 (j)	42,000	40,811
AmWINS Group Inc 6.375% 2/15/2029 (j)	39,000	39,370
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	32,000	31,641
Athene Holding Ltd 6.875% 6/28/2055 (c)	75,000	70,215
Brown & Brown Inc 4.7% 6/23/2028	109,000	108,695
Brown & Brown Inc 4.9% 6/23/2030	223,000	220,482
Corebridge Global Funding 4.65% 8/20/2027 (j)	116,000	116,140
Corebridge Global Funding 4.9% 1/7/2028 (j)	205,000	205,514
CRC Insurance Group LLC 7.125% 6/1/2031 (j)	237,000	237,058
Equitable Financial Life Global Funding 1.4% 8/27/2027 (j)	344,000	333,678
Equitable Financial Life Global Funding 1.7% 11/12/2026 (j)	451,000	448,775
Equitable Financial Life Global Funding 5% 3/27/2030 (j)	482,000	478,475
Fortitude Group Holdings LLC 6.25% 4/1/2030 (j)	545,000	549,898
HUB International Ltd 7.375% 1/31/2032 (j)	130,000	133,438
Jackson National Life Global Funding 4.6% 10/1/2029 (j)	624,000	613,936
Lincoln Financial Global Funding 5.25% 8/13/2031 (j)	719,000	713,390
Lincoln Financial Global Funding 5.3% 1/13/2030 (j)	601,000	603,710
MassMutual Global Funding II 4% 1/22/2029 (j)	288,000	282,681
Principal Life Global Funding II 4.65% 5/18/2029 (j)	1,465,000	1,452,179
RGA Global Funding 4.35% 8/25/2028 (j)	650,000	643,207
RGA Global Funding 5.1% 5/26/2031 (j)	1,180,000	1,170,945
RGA Global Funding 5.448% 5/24/2029 (j)	373,000	377,925
Ryan Specialty LLC 5.875% 8/1/2032 (j)	96,000	94,971
Unum Group 4% 6/15/2029	550,000	535,986
USI Inc/NY 7.5% 1/15/2032 (j)	40,000	41,704
Western-Southern Global Funding 4.25% 1/29/2029 (j)	415,000	408,520
Western-Southern Global Funding 4.9% 5/1/2030 (j)	2,130,000	2,114,652
Willis North America Inc 4.65% 6/15/2027	440,000	440,196
		13,574,336
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (j)	30,000	30,412
Rithm Capital Corp 8.5% 6/1/2031 (j)	40,000	40,413
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	112,000	111,232
Starwood Property Trust Inc 5.875% 8/15/2029 (j)	45,000	45,190
Starwood Property Trust Inc 6.125% 6/1/2031 (j)	15,000	15,032
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	101,000	102,768
		345,047
TOTAL FINANCIALS		102,789,031
Health Care - 1.8%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	761,000	765,656
Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp 2.75% 9/23/2026 (j)	200,000	199,787
Augusta SpinCo Corp 4.398% 3/23/2029	420,000	415,005
Avantor Funding Inc 3.875% 11/1/2029 (j)	68,000	65,489
Avantor Funding Inc 4.625% 7/15/2028 (j)	90,000	89,246
Medline Borrower LP 3.875% 4/1/2029 (j)	48,000	46,479
Medline Borrower LP 5.25% 10/1/2029 (j)	94,000	93,459
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (j)	1,298,000	1,278,302
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	37,000	37,591
Teleflex Inc 5.875% 1/15/2032 (j)	30,000	30,026
		2,255,384
Health Care Providers & Services - 0.9%
Acadia Healthcare Co Inc 5% 4/15/2029 (j)	65,000	63,861
Accendra Health Inc 9.75% 6/15/2033 (j)	24,220	11,020
Centene Corp 2.45% 7/15/2028	170,000	161,952
Centene Corp 3.375% 2/15/2030	271,000	251,649
Centene Corp 4.625% 12/15/2029	121,000	117,956
Charlotte Buyer Inc 8% 6/30/2031 (j)	15,000	15,313
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	26,000	24,275
Cigna Group/The 3.4% 3/1/2027	340,000	338,501
CVS Health Corp 4.3% 3/25/2028	1,540,000	1,529,286
CVS Health Corp 7% 3/10/2055 (c)	47,000	48,518
HCA Inc 5% 3/1/2028	225,000	225,783
Humana Inc 6.625% 9/15/2056 (c)	239,000	236,967
Icon Investments Six DAC 5.064% 8/13/2029 (j)	320,000	319,366
Icon Investments Six DAC 5.421% 8/13/2031 (j)	320,000	318,358
Molina Healthcare Inc 6.25% 1/15/2033 (j)	94,000	93,502
Molina Healthcare Inc 6.5% 2/15/2031 (j)	135,000	137,157
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	30,000	31,935
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	30,000	30,170
Tenet Healthcare Corp 5.125% 11/1/2027	134,000	133,981
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	206,000	201,929
		4,291,479
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (j)	192,000	191,970
IQVIA Inc 6.25% 6/1/2032 (j)	39,000	39,706
IQVIA Inc 6.5% 5/15/2030 (j)	88,000	89,700
		321,376
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (j)	35,000	36,434
Jazz Securities DAC 4.375% 1/15/2029 (j)	85,000	83,420
Viatris Inc 2.3% 6/22/2027	540,000	529,284
		649,138
TOTAL HEALTH CARE		8,283,033
Industrials - 3.0%
Aerospace & Defense - 0.7%
ATI Inc 5.875% 6/15/2033	25,000	25,221
Boeing Co 3.2% 3/1/2029	560,000	538,367
Boeing Co 5.04% 5/1/2027	440,000	441,039
Boeing Co 5.15% 5/1/2030	1,120,000	1,123,238
Boeing Co 6.259% 5/1/2027	29,000	29,309
BWX Technologies Inc 4.125% 4/15/2029 (j)	158,000	153,033
RTX Corp 5.75% 1/15/2029	85,000	86,964
TransDigm Inc 6.125% 7/31/2034 (j)	75,000	74,136
TransDigm Inc 6.25% 1/31/2034 (j)	10,000	10,111
TransDigm Inc 6.375% 3/1/2029 (j)	468,000	474,933
TransDigm Inc 6.75% 1/31/2034 (j)	55,000	55,875
		3,012,226
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)	68,000	70,133
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	107,000	55,640
Cornerstone Building Brands Inc 9.5% 8/15/2029 (j)	10,000	5,116
JH North America Holdings Inc 5.875% 1/31/2031 (j)	82,000	82,525
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)	30,000	28,269
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	35,000	35,184
		206,734
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	62,000	63,447
Artera Services LLC 8.5% 2/15/2031 (j)	187,000	160,210
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	80,000	70,016
CoreCivic Inc 8.25% 4/15/2029	61,000	63,315
GEO Group Inc/The 10.25% 4/15/2031	117,000	125,882
GEO Group Inc/The 8.625% 4/15/2029	55,000	57,187
GFL Environmental Inc 4% 8/1/2028 (j)	232,000	227,257
Madison IAQ LLC 4.125% 6/30/2028 (j)	140,000	137,891
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	97,000	101,922
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	169,000	173,095
Waste Pro USA Inc 7% 2/1/2033 (j)	25,000	25,522
Williams Scotsman Inc 6.625% 4/15/2030 (j)	115,000	117,441
		1,323,185
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	145,000	144,276
Electrical Equipment - 0.5%
Trans-Allegheny Interstate Line Co 5% 1/15/2031 (j)	2,266,000	2,257,467
WESCO Distribution Inc 5.25% 4/15/2031 (j)	64,000	62,934
WESCO Distribution Inc 6.375% 3/15/2033 (j)	37,000	37,570
		2,357,971
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (j)	25,000	25,339
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	15,000	15,410
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	57,000	57,422
Uber Technologies Inc 4.15% 1/15/2031	132,000	127,353
XPO Inc 6.25% 6/1/2028 (j)	101,000	101,733
		327,257
Machinery - 0.1%
Esab Corp 5.625% 4/1/2031 (j)	34,000	33,692
Esab Corp 6.25% 4/15/2029 (j)	65,000	65,750
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	303,324
		402,766
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	122,011	119,267
American Airlines Inc 7.25% 2/15/2028 (j)	45,000	45,426
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	80,791	79,146
United Airlines Holdings Inc 5.375% 3/1/2031	187,000	185,206
		429,045
Professional Services - 0.8%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	84,000	86,595
Leidos Inc 4.1% 3/15/2029	561,000	549,862
Paychex Inc 5.1% 4/15/2030	2,018,000	2,018,768
TriNet Group Inc 7.125% 8/15/2031 (j)	133,000	135,784
Verisk Analytics Inc 4.45% 3/15/2031	614,000	594,426
		3,385,435
Trading Companies & Distributors - 0.4%
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	36,000	36,904
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)	69,000	72,034
Herc Holdings Inc 5.75% 3/15/2031 (j)	29,000	28,931
Herc Holdings Inc 7% 6/15/2030 (j)	85,000	87,929
QXO Building Products Inc 6.5% 7/15/2031 (j)	25,000	25,282
QXO Building Products Inc 6.75% 4/30/2032 (j)	59,000	60,347
Sumisho Air Lease Corp 2.2% 1/15/2027	270,000	267,679
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	125,000	124,225
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	844,000	833,284
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	298,000	291,586
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	15,000	15,757
United Rentals North America Inc 3.875% 11/15/2027	72,000	71,131
		1,915,089
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	30,000	30,816
TOTAL INDUSTRIALS		13,604,933
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp 5.05% 4/5/2029	82,000	82,574
Coherent Corp 5% 12/15/2029 (j)	142,000	140,137
Dell International LLC / EMC Corp 5% 4/1/2030	1,935,000	1,930,964
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	489,514
		2,643,189
IT Services - 0.2%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	179,000	178,700
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	45,000	42,842
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	27,000	25,607
CoreWeave Inc 9% 2/1/2031 (j)	183,000	164,149
CoreWeave Inc 9.25% 6/1/2030 (j)	164,000	152,301
CoreWeave Inc 9.625% 7/15/2032 (j)	30,000	26,470
CoreWeave Inc 9.75% 10/1/2031 (j)	117,000	104,624
Sabre GLBL Inc 11.125% 7/15/2030 (j)	29,000	28,529
		723,222
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 4.15% 11/15/2030	310,000	297,514
Broadcom Inc 4.6% 7/15/2030	500,000	489,707
Entegris Inc 4.75% 4/15/2029 (j)	238,000	234,396
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	35,000	29,750
		1,051,367
Software - 0.8%
Cloud Software Group LLC 6.5% 3/31/2029 (j)	158,000	157,269
Cloud Software Group LLC 9% 9/30/2029 (j)	345,000	345,907
Elastic NV 4.125% 7/15/2029 (j)	125,000	120,322
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	250,000	246,553
Oracle Corp 2.95% 4/1/2030	80,000	72,465
Oracle Corp 4.45% 9/26/2030	517,000	489,394
Oracle Corp 4.5% 5/6/2028	370,000	366,054
Oracle Corp 4.55% 2/4/2029	620,000	605,953
Oracle Corp 4.8% 9/26/2032	25,000	23,115
Oracle Corp 4.95% 2/4/2031	940,000	900,739
SS&C Technologies Inc 5.5% 9/30/2027 (j)	220,000	220,090
UKG Inc 6.875% 2/1/2031 (j)	252,000	248,562
		3,796,423
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	158,699
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	100,000	101,580
		260,279
TOTAL INFORMATION TECHNOLOGY		8,474,480
Materials - 0.9%
Chemicals - 0.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	108,000	111,663
Celanese US Holdings LLC 6.5% 4/15/2030	50,000	50,949
Celanese US Holdings LLC 7% 2/15/2031	87,000	89,425
Chemours Co/The 4.625% 11/15/2029 (j)	34,000	32,143
Chemours Co/The 5.75% 11/15/2028 (j)	138,000	137,135
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (j)	1,182,000	1,171,407
LSB Industries Inc 6.25% 10/15/2028 (j)	59,000	58,881
Mativ Holdings Inc 8% 10/1/2029 (j)	92,000	94,254
Methanex US Operations Inc 6.25% 3/15/2032 (j)	27,000	27,338
Olin Corp 6.625% 4/1/2033 (j)	15,000	14,717
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)	46,000	46,054
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)	65,000	66,068
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	90,000	85,614
WR Grace Holdings LLC 7% 8/1/2033 (j)	43,000	41,665
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	68,000	68,098
		2,095,411
Construction Materials - 0.3%
Amrize Finance US LLC 4.7% 4/7/2028	328,000	327,856
CRH America Finance Inc 4.4% 2/9/2031	680,000	660,939
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	117,000	118,458
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	110,000	115,292
VM Consolidated Inc 5.5% 4/15/2029 (j)	188,000	175,991
		1,398,536
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	48,000	46,678
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	45,000	43,192
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	110,000	110,565
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	77,000	75,187
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)	164,000	162,012
Graphic Packaging International LLC 6.375% 7/15/2032 (j)	60,000	60,722
		498,356
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	17,000	17,582
Alumina Pty Ltd 6.375% 9/15/2032 (j)	128,000	129,774
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	55,000	56,552
Coeur Mining Inc 6.875% 4/1/2032 (j)	29,000	29,674
		233,582
TOTAL MATERIALS		4,225,885
Real Estate - 2.6%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	100,000	98,747
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (j)	375,000	363,328
VICI Properties LP 4.75% 4/1/2028	2,133,000	2,126,789
VICI Properties LP 5.4% 10/15/2031	132,000	131,028
		2,719,892
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	75,000	73,674
Ventas Realty LP 3% 1/15/2030	426,000	398,869
		472,543
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	90,000	88,286
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)	55,000	56,319
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	47,000	47,824
		192,429
Office REITs - 0.3%
COPT Defense Properties LP 4.5% 10/15/2030	1,218,000	1,186,915
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	53,000	56,786
Extra Space Storage LP 4.9% 2/1/2032	959,000	942,735
Kennedy-Wilson Inc 7% 6/1/2031 (j)	108,000	110,511
		1,110,032
Residential REITs - 0.4%
ERP Operating LP 4.95% 10/1/2031	1,212,000	1,203,669
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	785,000	768,840
		1,972,509
Retail REITs - 0.3%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	170,050
Realty Income Corp 2.1% 3/15/2028	359,000	345,720
Realty Income Corp 2.2% 6/15/2028	24,000	22,986
Simon Property Group LP 4.375% 10/1/2030	730,000	715,723
		1,254,479
Specialized REITs - 0.7%
American Tower Corp 2.9% 1/15/2030	425,000	396,787
American Tower Corp 4.9% 3/15/2030	1,370,000	1,363,091
Equinix Inc 5% 8/15/2029	620,000	619,780
Iron Mountain Inc 4.875% 9/15/2027 (j)	60,000	59,835
Millrose Properties Inc 6.375% 8/1/2030 (j)	114,000	115,586
SBA Communications Corp 3.875% 2/15/2027	214,000	213,190
		2,768,269
TOTAL REAL ESTATE		11,677,068
Utilities - 5.0%
Electric Utilities - 2.4%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	90,000	88,393
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (j)	444,000	443,458
Duke Energy Corp 4.3% 3/15/2028	675,000	670,945
Duke Energy Florida LLC 4.2% 12/1/2030	323,000	314,283
Edison International 7.875% 6/15/2054 (c)	33,000	33,433
Emera US Finance LLC 4.5% 4/1/2029	1,637,000	1,616,434
Eversource Energy 5.45% 3/1/2028	360,000	363,380
Eversource Energy 6.1% 8/15/2056 (c)	75,000	74,194
Georgia Power Co 4.65% 5/16/2028	264,000	264,239
Jersey Central Power & Light Co 4.4% 1/15/2031	284,000	275,896
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	297,000	297,722
NRG Energy Inc 5.75% 7/15/2029 (j)	192,000	191,695
Pacific Gas and Electric Co 2.1% 8/1/2027	1,268,000	1,238,067
PG&E Corp 5% 7/1/2028	43,000	42,355
PG&E Corp 6.85% 9/15/2056 (c)	68,000	66,633
PG&E Corp 7.375% 3/15/2055 (c)	239,000	240,199
Pinnacle West Capital Corp 4.9% 5/15/2028	176,000	176,390
Pinnacle West Capital Corp 5.15% 5/15/2030	2,172,000	2,181,616
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	75,000	73,693
Sierra Pacific Power Co 6.375% 9/15/2056 (c)	105,000	104,559
Southern Co/The 5.5% 3/15/2029	1,086,000	1,103,185
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	120,000	116,434
Vistra Operations Co LLC 5% 4/30/2031 (j)	138,000	135,292
Vistra Operations Co LLC 5% 7/31/2027 (j)	220,000	219,804
Vistra Operations Co LLC 5.05% 12/30/2026 (j)	114,000	114,228
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	96,000	99,980
Xcel Energy Inc 5.75% 12/3/2056 (c)	95,000	92,160
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)	44,000	45,483
		10,684,150
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,320,000	1,331,505
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 3.95% 7/15/2030 (j)	500,000	474,988
AES Corp/The 5.2% 7/15/2029	271,000	271,057
AES Corp/The 5.45% 6/1/2028	1,410,000	1,420,558
Alpha Generation LLC 6.25% 1/15/2034 (j)	23,000	22,538
Alpha Generation LLC 6.75% 10/15/2032 (j)	95,000	95,737
Southern Power Co 4.25% 10/1/2030	1,346,000	1,308,179
Sunnova Energy Corp 5.875% (e)(f)(j)	35,000	88
		3,593,145
Multi-Utilities - 1.5%
Dominion Energy Inc 3.375% 4/1/2030	260,000	246,042
Dominion Energy Inc 5% 6/15/2030	1,350,000	1,347,865
Dominion Energy Inc 6.15% 12/15/2056 (c)	125,000	123,409
DTE Energy Co 4.875% 6/1/2028	450,000	450,816
DTE Energy Co 5.2% 4/1/2030	1,739,000	1,747,333
NiSource Inc 2.95% 9/1/2029	477,000	451,060
NiSource Inc 4.75% 5/18/2031	291,000	286,912
NiSource Inc 5.25% 3/30/2028	440,000	443,596
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,141,000	1,138,091
Puget Energy Inc 4.1% 6/15/2030	170,000	162,953
Sempra 3.4% 2/1/2028	196,000	192,407
Sempra 6.375% 4/1/2056 (c)	75,000	75,160
		6,665,644
TOTAL UTILITIES		22,274,444
TOTAL UNITED STATES		226,572,819
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	27,000	28,061
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	83,000	86,045

TOTAL ZAMBIA		114,106
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $324,491,815)		322,383,943

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (i)	435	42,186
Strategy Inc Series A, 10%	712	72,838

TOTAL UNITED STATES		115,024
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $110,587)		115,024

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 6.875% (c)(j)(l)	110,000	109,362
BNP Paribas SA 7.125% (c)(j)(l)	105,000	104,256
BNP Paribas SA 7.2% (c)(j)(l)	16,000	16,228

TOTAL FRANCE		229,846
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(l)	26,000	27,399
HSBC Holdings PLC 6.75% (c)(l)	128,000	132,169

TOTAL UNITED KINGDOM		159,568
UNITED STATES - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(l)	101,000	105,775
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (c)(d)(l)	110,000	110,640
Sunoco LP 7.875% (c)(j)(l)	141,000	150,425
TOTAL ENERGY		366,840
Financials - 0.5%
Banks - 0.3%
Bank of America Corp 6.25% (c)(l)	155,000	156,172
Citigroup Inc 6.5% (c)(l)	90,000	90,783
Citigroup Inc 6.625% (c)(l)	94,000	95,624
Citigroup Inc 6.875% (c)(l)	129,000	130,988
Citigroup Inc 6.95% (c)(l)	75,000	76,127
Citigroup Inc 7.125% (c)(l)	35,000	35,825
JPMorgan Chase & Co 6.1% (c)(l)	200,000	202,353
JPMorgan Chase & Co 6.5% (c)(l)	85,000	87,286
Truist Financial Corp 6.25% (c)(l)	80,000	80,485
Wells Fargo & Co 6.125% (c)(l)	155,000	155,620
Wells Fargo & Co 6.55% (c)(l)	175,000	175,474
Wells Fargo & Co 7.625% (c)(l)	74,000	78,224
		1,364,961
Capital Markets - 0.1%
Bank of New York Mellon Corp/The 5.625% (c)(l)	53,000	52,929
Goldman Sachs Group Inc/The 6.5% (c)(l)	150,000	150,227
Goldman Sachs Group Inc/The 6.85% (c)(l)	115,000	118,327
State Street Corp Series L, 6.35% (c)(l)	110,000	109,915
		431,398
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(l)	122,000	118,596
Ally Financial Inc 7.1% (c)(l)	115,000	116,704
American Express Co 6.45% (c)(l)	135,000	136,429
		371,729
TOTAL FINANCIALS		2,168,088
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(l)	163,000	162,776
TOTAL UNITED STATES		2,697,704
TOTAL PREFERRED SECURITIES (Cost $3,050,402)		3,087,118

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	12,906	12,531
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	6,545	6,355
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	17,244	16,743
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	117,153	112,471
TOTAL UNITED STATES		148,100
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $163,212)		148,100

U.S. Treasury Obligations - 12.3%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Notes 3.625% 8/31/2029 (o)	3.70 to 4.17	30,738,600	30,061,391
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.49	12,786,400	12,585,114
US Treasury Notes 4.25% 8/15/2029	4.40	13,161,400	13,105,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,299,041)			55,752,380

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $7,936,765)	3.69	7,935,360	7,936,947

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $459,402,656)	456,315,756
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,435,918)
NET ASSETS - 100.0%	452,879,838

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	82	12/2026	16,833,063	(31,835)
CBOT 5Y US Treasury Notes Contracts (United States)	435	12/2026	46,004,648	(202,957)
TOTAL LONG				(234,792)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $33,516 and $33,696, respectively.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,972,359 or 36.6% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,905 or 0.0% of net assets.

(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $645,459.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,171,670	104,174,114	99,408,921	130,327	(98)	182	7,936,947	7,935,360
	3,171,670	104,174,114	99,408,921	130,327	(98)	182	7,936,947

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	40,157,483	-	40,157,483	-

Bank Loan Obligations
Communication Services	711,571	-	711,571	-
Consumer Discretionary	1,277,176	-	1,277,176	-
Consumer Staples	43,441	-	36,118	7,323
Energy	180,766	-	171,247	9,519
Financials	842,108	-	818,224	23,884
Health Care	465,796	-	465,796	-
Industrials	603,284	-	603,284	-
Information Technology	625,404	-	625,404	-
Materials	1,285,470	-	1,285,470	-
Utilities	38,428	-	38,428	-

Bank Notes
Financials	516,939	-	516,939	-

Collateralized Mortgage Obligations	2,834,066	-	2,834,066	-

Commercial Mortgage Securities	12,884,084	-	11,143,456	1,740,628

Common Stocks
Real Estate	14,135	-	-	14,135

Convertible Corporate Bonds
Financials	209,948	-	209,948	-
Industrials	111,181	-	111,181	-
Information Technology	461,689	-	461,689	-
Real Estate	45,148	-	45,148	-

Convertible Preferred Stocks
Communication Services	68,788	68,788	-	-
Information Technology	24,992	24,992	-	-

Foreign Government and Government Agency Obligations	3,490,347	-	3,490,347	-

Non-Convertible Corporate Bonds
Communication Services	19,227,167	-	19,227,167	-
Consumer Discretionary	24,560,854	-	24,560,807	47
Consumer Staples	13,073,735	-	13,073,735	-
Energy	24,686,283	-	24,686,283	-
Financials	157,869,954	-	157,869,954	-
Health Care	9,908,866	-	9,908,866	-
Industrials	19,107,311	-	19,107,311	-
Information Technology	9,044,332	-	9,044,332	-
Materials	8,220,577	-	8,220,577	-
Real Estate	11,677,068	-	11,677,068	-
Utilities	25,007,796	-	25,007,708	88

Non-Convertible Preferred Stocks
Information Technology	115,024	115,024	-	-

Preferred Securities
Energy	366,840	-	366,840	-
Financials	2,557,502	-	2,557,502	-
Industrials	162,776	-	162,776	-

U.S. Government Agency - Mortgage Securities	148,100	-	148,100	-

U.S. Treasury Obligations	55,752,380	-	55,752,380	-

Money Market Funds	7,936,947	7,936,947	-	-
Total Investments in Securities:	456,315,756	8,145,751	446,374,381	1,795,624
Derivative Instruments:

Liabilities
Futures Contracts	(234,792)	(234,792)	-	-
Total Liabilities	(234,792)	(234,792)	-	-
Total Derivative Instruments:	(234,792)	(234,792)	-	-
Fidelity® Limited Term Bond ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$448,378,809
Investments in securities, at value - affiliated issuers	7,936,947
Cash	27,005
Foreign currency held at value	2
Receivable for investments sold	8,804,556
Dividends receivable	218
Interest receivable	5,019,053
Distributions receivable from affiliated funds	22,621
Other receivables	5,110
Total assets	470,194,321
Liabilities
Payable for investments purchased	15,630,971
Distributions payable	1,575,000
Accrued management fee	90,608
Payable for variation margin on futures contracts	17,904
Total liabilities	17,314,483
Net Assets	$452,879,838
Net assets consist of:
Paid in capital	464,856,468
Total accumulated earnings (loss)	(11,976,630)
Net Assets	$452,879,838

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($452,879,838/9,100,000 shares)	$49.77

Other Information
Unaffiliated issuers, cost	451,465,891
Affiliated issuers, cost	7,936,765
Foreign currency holdings, cost	2
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$99,707
Dividends - affiliated issuers	130,327
Interest	16,677,302
Total investment income	16,907,336
Expenses
Management fee	895,920
Independent trustees' fees and expenses	729
Total expenses	896,649
Expense reductions	(2,308)
Total expenses after reductions	894,341
Net investment income (loss)	16,012,995
Net realized gain (loss)
Investments - unaffiliated issuers	245,935
Investments - affiliated issuers	(98)
Foreign currency transactions	(4)
Futures contracts	(1,254,811)
Net realized gain (loss)	(1,008,978)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(5,245,364)
Investments - affiliated issuers	182
Assets and liabilities in foreign currencies	(37)
Futures contracts	(355,869)
Total change in net unrealized appreciation (depreciation)	(5,601,088)
Net gain (loss)	(6,610,066)
Net increase (decrease) in net assets resulting from operations	$9,402,929

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,012,995	$9,094,742
Net realized gain (loss)	(1,008,978)	(124,869)
Change in net unrealized appreciation (depreciation)	(5,601,088)	2,843,414
Net increase (decrease) in net assets resulting from operations	$9,402,929	$11,813,287
Distributions to shareholders
Distributions to shareholders	(15,918,000)	(9,068,000)
Total distributions	(15,918,000)	(9,068,000)
Net increase (decrease) in net assets resulting from share transactions	199,115,065	107,689,243
Total increase (decrease) in net assets	192,599,994	110,434,530
Net Assets
Beginning of period	260,279,844	149,845,314
End of period	$452,879,838	$260,279,844
Financial Highlights
Fidelity® Limited Term Bond ETF

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$50.54	$49.95	$48.15	$48.55	$52.44
Income from Investment Operations
Net investment income (loss) A, B	2.25	2.21	1.88	1.32	.54
Net realized and unrealized gain (loss)	(.83)	.55	1.83	(.36)	(3.87)
Total from investment operations	1.42	2.76	3.71	.96	(3.33)
Distributions
Distributions from net investment income	(2.19)	(2.17)	(1.91)	(1.36)	(.56)
Total distributions	(2.19)	(2.17)	(1.91)	(1.36)	(.56)
Net asset value, end of period	$49.77	$50.54	$49.95	$48.15	$48.55
Total Return C, D	2.85%	5.65%	7.88%	2.02%	(6.38)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.25%	.25%	.25%	.32%	.36%
Ratio of expenses to average net assets net of fee waivers, if any	.25%	.25%	.25%	.32%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.25%	.25%	.25%	.32%	.36%
Ratio of net investment income (loss) to average net assets	4.46%	4.43%	3.85%	2.73%	1.07%
Net assets, end of period	$452,879,838	$260,279,844	$149,845,314	$175,732,361	$240,324,423
Portfolio turnover rate H	77% G	54% G	60% G	59% G	38% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Low Duration Bond ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 18.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (b)(c)(d)	1,139,000	1,139,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(d)	1,500,000	1,500,792
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (b)(c)(d)	558,000	558,522
TOTAL BAILIWICK OF JERSEY		3,198,314
CANADA - 0.1%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	479,623	481,194
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(d)	1,220,000	1,221,529
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (b)(c)(d)	600,000	600,517
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (b)(c)(d)	940,000	940,384
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (b)(c)(d)	641,000	641,387
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (b)(c)(d)	910,000	911,039
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (b)(c)(d)	566,000	566,341
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(d)	853,000	853,733
Dryden 95 CLO Ltd Series 2025-95A Class AR, CME Term SOFR 3 month Index + 1.04%, 4.7732% 8/20/2034 (b)(c)(d)	1,000,000	1,000,537
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(d)	1,538,000	1,538,134
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(d)	1,000,000	1,000,000
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (b)(c)(d)	760,000	761,053
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(d)	845,000	845,390
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(d)	892,000	892,701
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (b)(c)(d)	790,000	790,273
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (b)(c)(d)	787,000	787,427
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(d)	884,906	885,150
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.5729% 1/15/2033 (b)(c)(d)	976,889	976,959
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (b)(c)(d)	696,000	696,162
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		15,908,716
UNITED STATES - 13.5%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	215,418	215,474
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	840,396	840,088
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	507,396	507,350
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	18,071	18,124
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	615,000	611,517
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	2,398	2,397
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	910,710	909,288
Autonation Finance Trust Series 2026-N1A Class A2, 4.48% 2/15/2029 (b)	795,000	794,285
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (b)	100,000	100,034
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	905,000	900,520
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	283,142	283,282
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,260,000	1,260,824
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	744,618	743,713
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	164,130	164,266
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	424,664	424,885
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	648,631	647,702
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	830,000	828,109
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	343,827	342,965
Carmax Select Receivables Trust Series 2026-B Class A2, 4.35% 4/16/2029	705,000	704,734
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	111,283	111,311
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	383,160	383,055
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	1,051,509	1,050,050
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	705,000	704,755
Carvana Auto Receivables Trust Series 2026-P3 Class A2, 4.63% 11/12/2029	1,250,000	1,248,355
Chesapeake IV Funding DAC Series 2026-1A Class A2, 4.26% 12/15/2028 (b)	775,000	773,770
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	969,897	970,914
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	37,117	37,148
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	39,452	39,463
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	70,099	70,003
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	90,892	90,976
DLLAA LLC Series 2026-1A Class A2, 4.42% 5/21/2029 (b)	885,000	883,758
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	459,189	459,216
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	107,248	107,392
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	838,085	839,851
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	240,000	239,472
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	629,800	625,156
DRVPNK Series 2026-2A Class A2, 4.29% 9/17/2029 (b)	1,230,000	1,228,745
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	1,235,592	1,240,171
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	246,915	247,142
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	323,096	323,473
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	701,121	701,730
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	829,597	830,188
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	432,740	432,576
Exeter Automobile Receivables Trust Series 2026-3A Class A2, 4.36% 12/15/2028	595,000	595,130
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028	65,000	64,974
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	203,532	203,667
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	337,387	337,512
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(d)	1,481,000	1,481,390
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(d)	1,100,000	1,099,387
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	95,968	96,018
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	216,817	216,901
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	115,190	115,216
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	523,403	523,436
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	941,045
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2365% 3/15/2029 (b)(c)(d)	705,000	705,908
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	188,214	188,276
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	15,127	15,147
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (b)	1,000,000	999,017
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	312,323	312,110
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	288,664	288,746
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	377,098	377,377
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	800,000	799,298
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	232,767	232,917
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(d)	1,419,000	1,418,991
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	390,972	391,404
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	306,370	306,629
Lasar Series 2026-A Class A2, 4.59% 4/16/2029 (b)	465,000	464,943
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	855,000	854,715
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	269,488	269,832
M&T Equipment Notes Series 2026-1A Class A2, 4.56% 3/19/2029 (b)	630,000	629,659
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	424,739	425,190
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	8,626	8,627
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	136,842	136,953
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	58,295	58,442
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	108,108	108,261
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	170,378	170,206
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	286,909	286,305
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (b)	220,000	219,831
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	13,400	13,410
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	569,286	568,797
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	462,124	461,613
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	139,089	139,159
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	477,840	477,617
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	1,195,684	1,192,556
SFS Auto Receivables Securitization Trust Series 2026-2A Class A2A, 4.27% 10/22/2029 (b)	1,000,000	998,465
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	787,499	787,498
SoFi Consumer Loan Program Series 2026-3 Class A, 4.46% 6/25/2035 (b)	730,358	729,986
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	421,512	421,462
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	661,310	661,051
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	816,000	813,730
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	539,543	539,118
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	23,335	23,343
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	284,795	284,950
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	1,040,926	1,038,883
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	269,922	269,918
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (b)	100,000	99,942
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	178,804	178,868
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	502,724	502,421
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	920,000	921,157
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	683,541	682,812
Volkswagen Auto Lease Trust Series 2026-A Class A2A, 4.06% 8/21/2028	1,000,000	998,244
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	6,845	6,847
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	583,806	583,524
Wheels Fleet Lease Funding LLC Series 2024-1A Class A2, 4.4688% 2/18/2039 (b)(d)	388,879	389,501
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6388% 6/21/2039 (b)(c)(d)	239,890	240,939
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.3088% 1/18/2040 (b)(c)(d)	1,124,059	1,126,049
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	254,687	254,804
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	496,639	496,876
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	295,211	295,432
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	519,305	518,569
World Omni Select Auto Trust Series 2026-A Class A2A, 4.52% 7/15/2030	560,000	559,208
TOTAL UNITED STATES		56,558,436
TOTAL ASSET-BACKED SECURITIES (Cost $76,185,734)		76,146,660

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 4.42% 7/24/2028 (d) (Cost $598,313)	600,000	598,623

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	91,175	89,386
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (b)(d)	48,281	47,180
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (b)(d)	232,083	227,428
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (b)(d)	80,819	79,163
TOTAL UNITED STATES		443,157
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $442,781)		443,157

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(d)	820,000	824,100
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(d)	100,000	100,125
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	15,605	15,543
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	41,015	40,852
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(d)(e)	215,368	215,637
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(d)	631,000	631,393
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(d)(e)	909,009	907,309
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(d)	525,816	526,474
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(d)	79,670	79,819
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (b)(d)	288,984	289,435
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (b)(c)(d)	656,209	657,644
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(d)	339,680	339,892
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (b)(d)	370,000	370,925
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(d)	317,329	317,825
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(d)(e)	211,201	211,597
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (b)(d)	343,000	343,857
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (b)(d)	429,925	431,269
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	9,275	9,246
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	340	339
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	23,023	22,929
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(d)	250,000	250,313
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(d)	496,987	497,918
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(d)(e)	435,668	435,940
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	118,841	118,386
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	12,540	12,496
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	83,935	83,730
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(d)	196,000	196,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	49,163	48,810
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(d)	647,441	647,846
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(d)	445,000	445,278
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	12,828	12,794
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	4,611	4,582
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	79,675	79,238
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	7,018	6,998
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(d)	388,000	386,060
TOTAL UNITED STATES		9,562,599
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,537,253)		9,562,599

Non-Convertible Corporate Bonds - 48.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.107% 11/27/2026 (b)(c)(d)	1,200,000	1,200,708
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 5.338% 4/4/2027 (b)	630,000	632,951
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3881% 10/1/2026 (b)(c)(d)	1,295,000	1,295,420
TOTAL MATERIALS		1,928,371
TOTAL AUSTRALIA		3,129,079
BELGIUM - 0.3%
Financials - 0.3%
Banks - 0.3%
KBC Group NV 5.796% 1/19/2029 (b)(d)	1,200,000	1,216,054
CANADA - 5.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 3.85% 6/1/2027	1,130,000	1,124,159
Enbridge Inc 1.6% 10/4/2026	890,000	887,813
Enbridge Inc 5.25% 4/5/2027	885,000	888,618
TOTAL ENERGY		2,900,590
Financials - 4.9%
Banks - 4.9%
Bank of Montreal 4.1% 12/15/2027 (d)	1,200,000	1,198,549
Bank of Montreal 4.547% 6/2/2029 (d)	1,000,000	996,142
Bank of Montreal 4.567% 9/10/2027 (d)	1,030,000	1,029,960
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3893% 9/22/2028 (c)(d)	1,260,000	1,261,631
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	1,445,000	1,438,648
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4019% 9/15/2028 (c)(d)	1,310,000	1,312,461
Canadian Imperial Bank of Commerce 4.723% 6/16/2029 (d)	1,230,000	1,227,739
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (d)	660,000	661,065
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4424% 9/8/2028 (c)(d)	1,260,000	1,262,670
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2769% 1/27/2027 (b)(c)(d)	1,100,000	1,101,564
National Bank of Canada 4.166% 1/20/2029 (d)	1,100,000	1,090,862
National Bank of Canada 4.95% 2/1/2028 (d)	1,425,000	1,427,267
Royal Bank of Canada 4.51% 10/18/2027 (d)	1,100,000	1,099,896
Royal Bank of Canada 4.652% 7/10/2029 (d)	1,200,000	1,196,938
Royal Bank of Canada 4.715% 3/27/2028 (d)	800,000	800,840
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3613% 10/18/2027 (c)(d)	1,100,000	1,100,646
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.345% 11/3/2028 (c)(d)	800,000	801,493
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,501,749
TOTAL FINANCIALS		20,510,120
TOTAL CANADA		23,410,710
DENMARK - 0.8%
Financials - 0.8%
Banks - 0.8%
Danske Bank A/S 1.549% 9/10/2027 (b)(d)	910,000	909,369
Danske Bank A/S 4.298% 4/1/2028 (b)(d)	1,235,000	1,233,109
Danske Bank A/S 4.662% 3/27/2029 (b)(d)	1,260,000	1,258,000

TOTAL DENMARK		3,400,478
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3406% 3/17/2028 (b)(c)(d)	1,100,000	1,103,945
FRANCE - 0.6%
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	1,100,000	1,091,012
Societe Generale SA 2.797% 1/19/2028 (b)(d)	430,000	426,760
Societe Generale SA 5.519% 1/19/2028 (b)(d)	790,000	792,186

TOTAL FRANCE		2,309,958
GERMANY - 1.9%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
BMW US Capital LLC U.S. SOFR Averages Index + 0.64%, 4.2808% 8/4/2028 (b)(c)(d)	1,050,000	1,050,851
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.66%, 4.3048% 8/4/2028 (b)(c)(d)	1,440,000	1,441,171
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3516% 3/10/2028 (b)(c)(d)	650,000	650,869
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4181% 4/1/2027 (b)(c)(d)	870,000	872,429
Volkswagen Group of America Finance LLC 5.3% 3/22/2027 (b)	495,000	496,814
TOTAL CONSUMER DISCRETIONARY		4,512,134
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	1,170,000	1,164,230
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (d)	1,270,000	1,260,546
TOTAL FINANCIALS		2,424,776
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,000,000	1,003,236
TOTAL GERMANY		7,940,146
IRELAND - 0.7%
Financials - 0.6%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	1,161,000	1,158,353
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,380,000	1,375,935
TOTAL FINANCIALS		2,534,288
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	470,000	467,274
TOTAL IRELAND		3,001,562
JAPAN - 1.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.567% 7/16/2027 (b)	290,000	290,061
NTT Finance Corp 4.741% 3/31/2028 (b)	835,000	833,466
TOTAL COMMUNICATION SERVICES		1,123,527
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (d)	1,000,000	996,392
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (d)	1,500,000	1,503,727
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,200,000	1,198,607
TOTAL FINANCIALS		3,698,726
TOTAL JAPAN		4,822,253
NETHERLANDS - 2.3%
Financials - 2.1%
Banks - 2.1%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(d)	800,000	800,525
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4196% 9/18/2027 (b)(c)(d)	1,100,000	1,101,044
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(d)	980,000	972,654
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	800,000	795,560
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	1,000,000	1,000,315
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0466% 1/14/2028 (c)(d)	1,000,000	1,000,540
ING Groep NV 4.017% 3/28/2028 (d)	1,045,000	1,042,181
ING Groep NV 6.083% 9/11/2027 (d)	1,100,000	1,100,434
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.2014% 9/11/2027 (c)(d)	1,100,000	1,100,359
TOTAL FINANCIALS		8,913,612
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	845,000	843,619
TOTAL NETHERLANDS		9,757,231
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	1,100,000	1,100,420
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS AG/Stamford CT 4.302% 3/16/2029 (d)	774,000	769,553
UBS AG/Stamford CT U.S. SOFR Index + 0.625%, 4.2646% 8/7/2029 (c)(d)	1,000,000	1,000,300
UBS Group AG 4.751% 5/12/2028 (b)(d)	1,200,000	1,200,782
UBS Group AG 6.327% 12/22/2027 (b)(d)	1,030,000	1,035,254

TOTAL SWITZERLAND		4,005,889
UNITED KINGDOM - 5.1%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.215% 9/6/2026	1,341,000	1,340,655
BAT Capital Corp 3.557% 8/15/2027	800,000	793,264
TOTAL CONSUMER STAPLES		2,133,919
Financials - 3.9%
Banks - 3.3%
Barclays PLC 2.279% 11/24/2027 (d)	1,290,000	1,283,394
Barclays PLC 7.385% 11/2/2028 (d)	600,000	616,910
Barclays PLC U.S. SOFR Index + 1.88%, 5.5219% 9/13/2027 (c)(d)	1,200,000	1,200,601
HSBC Holdings PLC 2.251% 11/22/2027 (d)	1,530,000	1,521,614
Lloyds Banking Group PLC 3.75% 3/18/2028 (d)	430,000	428,516
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	1,420,000	1,424,492
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	1,000,000	1,016,152
NatWest Group PLC 3.073% 5/22/2028 (d)	1,000,000	988,997
NatWest Group PLC 5.516% 9/30/2028 (d)	910,000	918,334
NatWest Group PLC 5.583% 3/1/2028 (d)	1,250,000	1,256,297
Standard Chartered Bank/New York 4.718% 5/28/2029 (d)	800,000	796,945
Standard Chartered PLC 2.608% 1/12/2028 (b)(d)	600,000	595,639
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)	1,000,000	1,006,392
Standard Chartered PLC 6.75% 2/8/2028 (b)(d)	820,000	827,097
		13,881,380
Financial Services - 0.6%
Nationwide Building Society 2.972% 2/16/2028 (b)(d)	1,030,000	1,022,330
Nationwide Building Society 4.302% 3/8/2029 (b)(d)	800,000	794,328
Nationwide Building Society 6.557% 10/18/2027 (b)(d)	679,000	680,810
		2,497,468
TOTAL FINANCIALS		16,378,848
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1416% 3/12/2027 (c)(d)	1,250,000	1,251,637
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	840,000	860,795
BAE Systems PLC 5% 3/26/2027 (b)	800,000	802,586
TOTAL INDUSTRIALS		1,663,381
TOTAL UNITED KINGDOM		21,427,785
UNITED STATES - 27.3%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
AT&T Inc U.S. SOFR Index + 0.65%, 4.2911% 8/10/2028 (c)(d)	1,200,000	1,204,201
Interactive Media & Services - 0.2%
Alphabet Inc U.S. SOFR Averages Index + 0.44%, 4.0792% 8/10/2028 (c)(d)	850,000	851,291
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	1,230,000	1,225,019
TOTAL COMMUNICATION SERVICES		3,280,511
Consumer Discretionary - 2.4%
Automobiles - 1.4%
American Honda Finance Corp 4.55% 4/10/2028	209,000	208,308
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.5042% 7/9/2027 (c)(d)	1,100,000	1,103,438
Ford Motor Co 4.346% 12/8/2026	906,000	905,269
General Motors Financial Co Inc 5% 7/15/2027	460,000	461,784
Hyundai Capital America 4.5% 6/16/2028 (b)	623,000	619,475
Hyundai Capital America 4.6% 4/6/2028 (b)	1,020,000	1,016,311
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7591% 6/23/2027 (b)(c)(d)	950,000	954,166
		5,268,751
Broadline Retail - 0.2%
Amazon.com Inc 4.0819% 3/13/2028 (d)	1,040,000	1,040,576
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	1,280,000	1,280,008
Specialty Retail - 0.5%
O'Reilly Automotive Inc 3.6% 9/1/2027	900,000	891,956
O'Reilly Automotive Inc 5.75% 11/20/2026	1,220,000	1,222,104
		2,114,060
TOTAL CONSUMER DISCRETIONARY		9,703,395
Consumer Staples - 1.2%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2211% 11/15/2026 (c)(d)	1,272,000	1,272,614
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	1,019,000	1,020,182
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0767% 4/28/2027 (c)(d)	1,039,000	1,040,645
		2,060,827
Tobacco - 0.4%
Altria Group Inc 2.625% 9/16/2026	770,000	769,469
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.3069% 10/27/2028 (c)(d)	788,000	789,313
		1,558,782
TOTAL CONSUMER STAPLES		4,892,223
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0081% 2/26/2027 (c)(d)	1,066,000	1,066,767
Diamondback Energy Inc 5.2% 4/18/2027	800,000	803,555
TOTAL ENERGY		1,870,322
Financials - 16.9%
Banks - 10.1%
Bank of America Corp 3.593% 7/21/2028 (d)	800,000	793,022
Bank of America Corp 3.705% 4/24/2028 (d)	1,000,000	994,262
Bank of America Corp 3.824% 1/20/2028 (d)	1,325,000	1,321,653
Bank of America Corp 4.376% 4/27/2028 (d)	800,000	798,905
Bank of America Corp 4.948% 7/22/2028 (d)	1,400,000	1,403,970
Bank of America Corp 5.933% 9/15/2027 (d)	1,430,000	1,430,943
Citibank NA 4.554% 6/18/2029 (d)	1,000,000	995,924
Citibank NA U.S. SOFR Index + 0.781%, 4.431% 5/29/2027 (c)(d)	1,130,000	1,133,039
Citigroup Inc 3.887% 1/10/2028 (d)	645,000	643,601
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7844% 5/7/2028 (c)(d)	1,295,000	1,299,974
Fifth Third Bancorp 1.707% 11/1/2027 (d)	1,000,000	995,116
Fifth Third Bank OH 4.967% 1/28/2028 (d)	600,000	600,753
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3548% 4/12/2028 (c)(d)	1,072,000	1,072,511
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	1,000,000	992,577
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	1,400,000	1,390,262
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	400,000	399,235
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	1,300,000	1,302,596
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	1,200,000	1,207,280
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	1,600,000	1,603,672
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)	900,000	900,080
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3262% 10/15/2027 (c)(d)	1,200,000	1,200,538
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4069% 7/6/2028 (c)(d)	1,140,000	1,141,940
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4211% 11/17/2028 (c)(d)	1,200,000	1,202,188
PNC Bank NA U.S. SOFR Index + 0.73%, 4.3714% 7/21/2028 (c)(d)	849,000	850,034
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	430,000	431,700
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	1,440,000	1,443,881
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2669% 1/26/2029 (c)(d)	993,000	992,600
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	1,095,000	1,090,691
Truist Bank U.S. SOFR Index + 0.66%, 4.3069% 1/27/2029 (c)(d)	1,000,000	999,013
Truist Bank U.S. SOFR Index + 0.77%, 4.4165% 7/24/2028 (c)(d)	1,160,000	1,162,086
US Bancorp 6.787% 10/26/2027 (d)	1,500,000	1,505,383
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5511% 5/15/2028 (c)(d)	1,500,000	1,505,023
Wells Fargo & Co 3.526% 3/24/2028 (d)	1,360,000	1,352,292
Wells Fargo & Co 3.584% 5/22/2028 (d)	1,105,000	1,097,126
Wells Fargo & Co 4.577% 5/20/2029 (d)	800,000	797,364
Wells Fargo & Co 4.808% 7/25/2028 (d)	1,000,000	1,001,668
Wells Fargo & Co 4.9% 1/24/2028 (d)	1,500,000	1,502,362
Wells Fargo & Co 5.707% 4/22/2028 (d)	1,300,000	1,309,066
		41,864,330
Capital Markets - 4.2%
Athene Global Funding 2.95% 11/12/2026 (b)	970,000	967,095
Athene Global Funding 4.95% 1/7/2027 (b)	1,200,000	1,201,908
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (b)(c)(d)	400,000	401,191
Bank of New York Mellon Corp/The 3.992% 6/13/2028 (d)	800,000	796,544
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3223% 6/9/2028 (c)(d)	1,325,000	1,327,737
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4714% 7/21/2028 (c)(d)	680,000	682,097
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3519% 9/15/2027 (b)(c)(d)	696,000	697,047
Goldman Sachs Bank USA 4.656% 6/3/2029 (d)	1,000,000	996,846
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	1,600,000	1,594,450
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)	1,045,000	1,035,768
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	500,000	496,551
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	1,440,000	1,427,154
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9359% 4/23/2028 (c)(d)	807,000	810,927
Morgan Stanley 4.21% 4/20/2028 (d)	460,000	458,814
Morgan Stanley 4.868% 7/12/2029 (d)	527,000	527,050
S&P Global Inc 2.45% 3/1/2027	940,000	931,443
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	600,000	599,560
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4906% 9/2/2027 (b)(c)(d)	1,200,000	1,199,816
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.1095% 11/25/2026 (c)(d)	711,000	711,457
State Street Corp U.S. SOFR Index + 0.95%, 4.5965% 4/24/2028 (c)(d)	567,000	568,902
		17,432,357
Consumer Finance - 0.6%
American Express Co 4.009% 2/9/2029 (d)	1,200,000	1,188,706
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.08% 6/9/2027 (c)(d)	1,400,000	1,400,860
		2,589,566
Financial Services - 0.2%
CNH Industrial Capital LLC 4.5% 10/8/2027	981,000	979,935
Insurance - 1.8%
Brown & Brown Inc 4.6% 12/23/2026	354,000	354,265
Corebridge Global Funding 4.65% 8/20/2027 (b)	800,000	800,963
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,000,000	995,065
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,101,000	1,102,477
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,276,000	1,278,004
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.6066% 1/14/2028 (b)(c)(d)	1,000,000	997,683
Reinsurance Group of America Inc 3.95% 9/15/2026	820,000	819,938
Western-Southern Global Funding 4.38% 6/2/2027 (b)	1,030,000	1,028,597
		7,376,992
TOTAL FINANCIALS		70,243,180
Health Care - 1.5%
Biotechnology - 0.4%
AbbVie Inc 3.775% 3/3/2028	1,000,000	987,971
AbbVie Inc U.S. SOFR Averages Index + 0.42%, 4.0622% 8/18/2028 (c)(d)	500,000	500,205
		1,488,176
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	1,230,000	1,226,008
Health Care Providers & Services - 0.2%
Cigna Group/The 3.4% 3/1/2027	1,060,000	1,055,327
Pharmaceuticals - 0.6%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9955% 5/20/2028 (c)(d)	1,230,000	1,230,846
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1019% 9/15/2027 (c)(d)	1,124,000	1,127,001
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1411% 11/15/2027 (c)(d)	319,000	319,807
		2,677,654
TOTAL HEALTH CARE		6,447,165
Industrials - 1.1%
Aerospace & Defense - 0.4%
Boeing Co 5.04% 5/1/2027	950,000	952,243
L3Harris Technologies Inc 3.85% 12/15/2026	800,000	798,938
		1,751,181
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	700,000	698,023
Machinery - 0.5%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0341% 1/10/2028 (c)(d)	1,200,000	1,200,810
Ingersoll Rand Inc 5.197% 6/15/2027	800,000	804,049
		2,004,859
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	274,000	272,302
TOTAL INDUSTRIALS		4,726,365
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.1711% 11/15/2027 (c)(d)	599,000	599,963
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,210,000	1,210,224
		1,810,187
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	544,091
TOTAL INFORMATION TECHNOLOGY		2,354,278
Materials - 0.6%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	1,290,000	1,287,026
Construction Materials - 0.2%
CRH America Finance Inc 3.95% 4/4/2028 (b)	1,030,000	1,016,306
Containers & Packaging - 0.1%
WRKCo Inc 4% 3/15/2028	410,000	405,230
TOTAL MATERIALS		2,708,562
Real Estate - 1.0%
Diversified REITs - 0.2%
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (b)	645,000	642,245
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.75% 7/1/2027	1,000,000	993,379
Specialized REITs - 0.6%
American Tower Corp 1.45% 9/15/2026	800,000	799,090
American Tower Corp 2.75% 1/15/2027	1,030,000	1,023,496
American Tower Corp 3.375% 10/15/2026	820,000	819,091
		2,641,677
TOTAL REAL ESTATE		4,277,301
Utilities - 0.8%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	745,000	729,019
DTE Electric Co 4.25% 5/14/2027	201,000	200,994
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 4.0674% 11/22/2027 (c)(d)	800,000	801,669
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	520,000	521,265
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	711,000	711,335
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	260,000	260,519
TOTAL UTILITIES		3,224,801
TOTAL UNITED STATES		113,728,103
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $200,309,748)		200,353,613

U.S. Treasury Obligations - 27.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 12/31/2027	3.51 to 3.95	25,239,000	24,939,287
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.26	6,505,500	6,502,895
US Treasury Notes 3.625% 8/31/2027	3.56 to 4.16	29,957,100	29,787,187
US Treasury Notes 3.75% 4/30/2028	3.88 to 4.28	17,250,000	17,090,977
US Treasury Notes 4.125% 1/31/2027	3.55 to 4.36	35,850,000	35,868,905
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,643,291)			114,189,251

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $15,962,107)	3.69	15,959,245	15,962,437

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $417,679,227)	417,256,340
NET OTHER ASSETS (LIABILITIES) - 0.1%	555,837
NET ASSETS - 100.0%	417,812,177

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,738,619 or 29.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	15,397,854	158,450,510	157,886,129	212,803	(128)	330	15,962,437	15,959,245
	15,397,854	158,450,510	157,886,129	212,803	(128)	330	15,962,437

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	76,146,660	-	76,146,660	-

Bank Notes
Financials	598,623	-	598,623	-

Collateralized Mortgage Obligations	443,157	-	443,157	-

Commercial Mortgage Securities	9,562,599	-	7,792,116	1,770,483

Non-Convertible Corporate Bonds
Communication Services	4,404,038	-	4,404,038	-
Consumer Discretionary	14,215,529	-	14,215,529	-
Consumer Staples	7,026,142	-	7,026,142	-
Energy	4,770,912	-	4,770,912	-
Financials	139,041,002	-	139,041,002	-
Health Care	7,698,802	-	7,698,802	-
Industrials	7,860,256	-	7,860,256	-
Information Technology	3,197,897	-	3,197,897	-
Materials	4,636,933	-	4,636,933	-
Real Estate	4,277,301	-	4,277,301	-
Utilities	3,224,801	-	3,224,801	-

U.S. Treasury Obligations	114,189,251	-	114,189,251	-

Money Market Funds	15,962,437	15,962,437	-	-
Total Investments in Securities:	417,256,340	15,962,437	399,523,420	1,770,483
Fidelity® Low Duration Bond ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$401,293,903
Investments in securities, at value - affiliated issuers	15,962,437
Cash	68,648
Receivable for investments sold	5
Interest receivable	2,909,748
Distributions receivable from affiliated funds	37,218
Other receivables	1
Total assets	420,271,960
Liabilities
Payable for investments purchased	1,000,000
Distributions payable	1,390,275
Accrued management fee	69,508
Total liabilities	2,459,783
Net Assets	$417,812,177
Net assets consist of:
Paid in capital	417,561,252
Total accumulated earnings (loss)	250,925
Net Assets	$417,812,177

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($417,812,177/8,325,000 shares)	$50.19

Other Information
Unaffiliated issuers, cost	401,717,120
Affiliated issuers, cost	15,962,107
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$212,803
Interest	17,024,411
Total investment income	17,237,214
Expenses
Management fee	800,324
Independent trustees' fees and expenses	856
Total expenses	801,180
Expense reductions	(3,524)
Total expenses after reductions	797,656
Net investment income (loss)	16,439,558
Net realized gain (loss)
Investments - unaffiliated issuers	489,851
Investments - affiliated issuers	(128)
Net realized gain (loss)	489,723
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,696,413)
Investments - affiliated issuers	330
Total change in net unrealized appreciation (depreciation)	(1,696,083)
Net gain (loss)	(1,206,360)
Net increase (decrease) in net assets resulting from operations	$15,233,198

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,439,558	$17,648,227
Net realized gain (loss)	489,723	847,368
Change in net unrealized appreciation (depreciation)	(1,696,083)	(89,000)
Net increase (decrease) in net assets resulting from operations	$15,233,198	$18,406,595
Distributions to shareholders
Distributions to shareholders	(17,327,500)	(17,691,750)
Total distributions	(17,327,500)	(17,691,750)
Net increase (decrease) in net assets resulting from share transactions	37,802,076	7,558,737
Total increase (decrease) in net assets	35,707,774	8,273,582
Net Assets
Beginning of period	382,104,403	373,830,821
End of period	$417,812,177	$382,104,403
Financial Highlights
Fidelity® Low Duration Bond ETF

Years ended August 31,	2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$50.44	$50.35	$50.00
Income from Investment Operations
Net investment income (loss) B, C	2.07	2.37	1.31
Net realized and unrealized gain (loss)	(.14)	.09	.19
Total from investment operations	1.93	2.46	1.50
Distributions
Distributions from net investment income	(2.08)	(2.35)	(1.15)
Distributions from net realized gain	(.10)	(.02)	-
Total distributions	(2.18)	(2.37)	(1.15)
Net asset value, end of period	$50.19	$50.44	$50.35
Total Return D, E, F	3.89%	5.01%	3.01%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.20%	.20%	.20% I
Ratio of expenses to average net assets net of fee waivers, if any	.20%	.20%	.20% I
Ratio of expenses to average net assets net of all reductions, if any	.20%	.20%	.20% I
Ratio of net investment income (loss) to average net assets	4.11%	4.69%	5.00% I
Net assets, end of period	$417,812,177	$382,104,403	$373,830,821
Portfolio turnover rate K	60% J	59% J	15% I, J

AFor the period February 22, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Low Duration Bond Factor ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Non-Convertible Corporate Bonds - 86.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 10.5%
Financials - 10.2%
Banks - 8.1%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.59%, 4.2323% 12/8/2028 (b)(c)(d)	3,245,000	3,252,820
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.62%, 4.2596% 6/18/2028 (b)(c)(d)	11,080,000	11,118,739
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.3217% 7/16/2027 (b)(c)(d)	10,574,000	10,609,831
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.3223% 12/8/2030 (b)(c)(d)	6,930,000	6,962,505
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 4.4513% 1/18/2027 (b)(c)(d)	5,300,000	5,311,178
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 4.4921% 12/16/2029 (b)(c)(d)	8,480,000	8,571,669
Commonwealth Bank of Australia U.S. SOFR Index + 0.63%, 4.2687% 3/27/2029 (b)(c)(d)	6,000,000	6,017,709
Commonwealth Bank of Australia U.S. SOFR Index + 0.64%, 4.2819% 3/14/2028 (b)(c)(d)	17,055,000	17,116,435
Commonwealth Bank of Australia U.S. SOFR Index + 0.78%, 4.4181% 10/1/2030 (b)(c)(d)	3,605,000	3,639,120
Commonwealth Bank of Australia U.S. SOFR Index + 0.81%, 4.4519% 3/14/2030 (b)(c)(d)	13,210,000	13,340,977
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 4.6119% 3/14/2027 (b)(c)(d)	800,000	802,449
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 4.1424% 3/6/2028 (b)(c)(d)	3,600,000	3,605,033
National Australia Bank Ltd U.S. SOFR Index + 0.54%, 4.1826% 6/4/2029 (b)(c)(d)	4,250,000	4,254,481
National Australia Bank Ltd U.S. SOFR Index + 0.6%, 4.2469% 10/26/2027 (b)(c)(d)	8,209,000	8,231,502
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 4.2614% 6/11/2027 (b)(c)(d)	13,418,000	13,451,196
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.2919% 6/13/2028 (b)(c)(d)	15,769,000	15,832,077
National Australia Bank Ltd U.S. SOFR Index + 0.68%, 4.3148% 1/13/2031 (b)(c)(d)	6,560,000	6,581,240
National Australia Bank Ltd U.S. SOFR Index + 0.79%, 4.4266% 1/14/2030 (b)(c)(d)	4,660,000	4,699,191
Westpac Banking Corp U.S. SOFR Index + 0.44%, 4.0783% 5/11/2028 (b)(c)(d)	7,900,000	7,905,282
Westpac Banking Corp U.S. SOFR Index + 0.5%, 4.1424% 3/6/2028 (b)(c)(d)	8,230,000	8,239,870
Westpac Banking Corp U.S. SOFR Index + 0.71%, 4.3516% 6/12/2031 (b)(c)(d)	5,600,000	5,614,632
Westpac Banking Corp U.S. SOFR Index + 0.81%, 4.4517% 4/16/2029 (b)(c)	5,318,000	5,359,054
Westpac Banking Corp U.S. SOFR Index + 0.82%, 4.4581% 7/1/2030 (b)(c)	8,865,000	8,946,703
		179,463,693
Capital Markets - 2.1%
Macquarie Bank Ltd U.S. SOFR Index + 0.48%, 4.125% 2/3/2028 (b)(c)(d)	9,157,000	9,163,523
Macquarie Bank Ltd U.S. SOFR Index + 0.74%, 4.3816% 6/12/2028 (b)(c)(d)	18,798,000	18,873,237
Macquarie Bank Ltd U.S. SOFR Index + 0.92%, 4.5581% 7/2/2027 (b)(c)(d)	12,495,000	12,555,665
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 4.5591% 9/23/2027 (b)(c)(d)	5,080,000	5,081,311
		45,673,736
TOTAL FINANCIALS		225,137,429
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 4.697% 4/4/2027 (b)(c)(d)(e)	2,350,000	2,358,478
Rio Tinto Finance USA PLC U.S. SOFR Averages Index + 0.84%, 4.4819% 3/14/2028 (b)(c)	4,274,000	4,300,052
TOTAL MATERIALS		6,658,530
TOTAL AUSTRALIA		231,795,959
CANADA - 7.4%
Financials - 7.4%
Banks - 7.4%
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 4.4026% 6/4/2027 (b)(c)	8,275,000	8,299,337
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5216% 9/10/2027 (b)(c)	7,375,000	7,375,863
Bank of Montreal U.S. SOFR Index + 0.62%, 4.2548% 1/13/2028 (b)(c)	3,300,000	3,304,063
Bank of Montreal U.S. SOFR Index + 0.86%, 4.5069% 1/27/2029 (b)(c)	7,125,000	7,144,840
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 4.725% 8/1/2029 (b)(c)	2,989,000	3,020,036
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4019% 9/15/2028 (b)(c)	450,000	450,845
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 4.5301% 2/14/2029 (b)(c)	3,815,000	3,827,700
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 4.6424% 9/8/2028 (b)(c)	13,681,000	13,737,344
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.8%, 4.4462% 1/29/2030 (b)(c)	3,460,000	3,461,962
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 4.5714% 9/11/2027 (b)(c)	2,433,000	2,433,399
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 4.3548% 1/13/2028 (b)(c)	2,350,000	2,352,559
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4424% 9/8/2028 (b)(c)	4,825,000	4,835,224
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 4.5787% 6/28/2027 (b)(c)	1,550,000	1,557,569
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.03%, 4.6683% 3/30/2029 (b)(c)	7,510,000	7,552,758
National Bank of Canada U.S. SOFR Index + 0.77%, 4.4113% 1/20/2029 (b)(c)	5,990,000	6,002,694
Royal Bank of Canada U.S. SOFR Averages Index + 0.61%, 4.2441% 7/10/2029 (b)(c)	5,500,000	5,499,997
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3613% 10/18/2027 (b)(c)	11,590,000	11,596,807
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.4587% 3/27/2028 (b)(c)	1,420,000	1,423,578
Royal Bank of Canada U.S. SOFR Averages Index + 0.83%, 4.4765% 1/24/2029 (b)(c)	13,859,000	13,914,366
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 4.5013% 10/18/2028 (b)(c)	10,018,000	10,049,081
Royal Bank of Canada U.S. SOFR Averages Index + 0.88%, 4.5208% 8/6/2029 (b)(c)	7,239,000	7,274,904
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 4.6745% 2/4/2031 (b)(c)	350,000	351,462
Toronto Dominion Bank U.S. SOFR Index + 0.58%, 4.2148% 1/13/2028 (b)(c)	7,875,000	7,885,566
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 4.367% 4/5/2027 (b)(c)	2,711,000	2,719,178
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 4.3767% 7/27/2029 (b)(c)	500,000	500,058
Toronto Dominion Bank U.S. SOFR Index + 0.75%, 4.3848% 10/13/2028 (b)(c)	1,580,000	1,583,418
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 4.4655% 1/31/2028 (b)(c)	21,800,000	21,909,019
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 4.6706% 12/17/2029 (b)(c)	4,400,000	4,436,708

TOTAL CANADA		164,500,335
FINLAND - 1.2%
Financials - 1.2%
Banks - 1.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3406% 3/17/2028 (b)(c)(d)	18,353,000	18,418,812
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.3793% 3/19/2027 (b)(c)(d)	3,735,000	3,745,841
Nordea Bank Abp U.S. SOFR Index + 0.83%, 4.4702% 8/28/2030 (b)(c)(d)	1,500,000	1,508,696
Nordea Bank Abp U.S. SOFR Index + 1.02%, 4.6616% 9/10/2029 (b)(c)(d)	2,950,000	2,988,873

TOTAL FINLAND		26,662,222
FRANCE - 2.2%
Financials - 2.2%
Banks - 2.2%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 4.7111% 2/16/2028 (b)(c)(d)	8,915,000	8,978,766
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.23%, 4.8743% 1/22/2030 (b)(c)(d)	4,675,000	4,723,864
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 4.6317% 10/16/2028 (b)(c)(d)	4,040,000	4,063,133
BNP Paribas SA U.S. SOFR Index + 1.43%, 5.0692% 5/9/2029 (b)(c)(d)	2,551,000	2,575,541
BPCE SA U.S. SOFR Averages Index + 1.98%, 5.6213% 10/19/2027 (b)(c)(d)	900,000	901,689
Credit Agricole SA U.S. SOFR Index + 0.87%, 4.5114% 3/11/2027 (b)(c)(d)	3,000,000	3,008,700
Credit Agricole SA U.S. SOFR Index + 1.13%, 4.7642% 1/9/2029 (b)(c)(d)	1,920,000	1,930,458
Credit Agricole SA U.S. SOFR Index + 1.21%, 4.8514% 9/11/2028 (b)(c)(d)	7,073,000	7,113,156
Societe Generale SA U.S. SOFR Index + 1.096%, 4.7308% 4/12/2030 (b)(c)(d)	4,000,000	4,005,563
Societe Generale SA U.S. SOFR Index + 1.41%, 5.0448% 4/13/2029 (b)(c)(d)	2,500,000	2,520,918
Societe Generale SA U.S. SOFR Index + 1.42%, 5.0674% 5/22/2029 (b)(c)(d)	1,350,000	1,361,001
Societe Generale SA U.S. SOFR Index + 1.66%, 5.3013% 1/19/2028 (b)(c)(d)	8,300,000	8,333,616

TOTAL FRANCE		49,516,405
GERMANY - 3.0%
Consumer Discretionary - 2.2%
Automobiles - 2.2%
BMW US Capital LLC U.S. SOFR Averages Index + 0.64%, 4.2808% 8/4/2028 (b)(c)(d)	4,590,000	4,593,718
BMW US Capital LLC U.S. SOFR Averages Index + 0.78%, 4.4193% 3/19/2027 (b)(c)(d)	5,650,000	5,664,857
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4408% 8/6/2029 (b)(c)(d)	4,000,000	4,001,968
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 4.5593% 3/21/2028 (b)(c)(d)	6,170,000	6,207,876
BMW US Capital LLC U.S. SOFR Index + 0.71%, 4.3483% 8/11/2027 (b)(c)(d)	3,495,000	3,502,621
BMW US Capital LLC U.S. SOFR Index + 0.79%, 4.4306% 3/17/2028 (b)(c)(d)	3,550,000	3,563,925
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.66%, 4.3048% 8/4/2028 (b)(c)(d)	6,000,000	6,004,878
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4181% 4/1/2027 (b)(c)(d)	9,229,000	9,254,763
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 4.4911% 11/15/2027 (b)(c)(d)	3,950,000	3,967,137
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 4.5683% 3/31/2028 (b)(c)(d)	1,275,000	1,280,891
TOTAL CONSUMER DISCRETIONARY		48,042,634
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 4.8441% 1/10/2029 (b)(c)(e)	9,000,000	9,055,648
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 4.8601% 11/16/2027 (b)(c)	1,275,000	1,276,952
Siemens Funding BV U.S. SOFR Index + 0.64%, 4.2881% 5/26/2028 (b)(c)(d)	2,365,000	2,373,587
TOTAL FINANCIALS		12,706,187
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.84%, 4.4748% 1/13/2028 (b)(c)(d)	2,375,000	2,382,327
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 4.5979% 9/25/2027 (b)(c)(d)	2,550,000	2,560,984
TOTAL INDUSTRIALS		4,943,311
TOTAL GERMANY		65,692,132
JAPAN - 5.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp U.S. SOFR Index + 1.03%, 4.6602% 6/20/2031 (b)(c)(d)	9,860,000	9,876,811
NTT Finance Corp U.S. SOFR Index + 1.31%, 4.9429% 7/16/2030 (b)(c)(d)	3,963,000	4,035,456
TOTAL COMMUNICATION SERVICES		13,912,267
Financials - 5.2%
Banks - 4.8%
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.13%, 4.771% 9/12/2031 (b)(c)	2,100,000	2,110,283
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.48%, 5.1199% 4/24/2031 (b)(c)	3,810,000	3,880,980
Mizuho Bank Ltd U.S. SOFR Index + 0.8%, 4.4417% 4/16/2029 (b)(c)(d)	11,750,000	11,814,883
Mizuho Bank Ltd U.S. SOFR Index + 1.05%, 4.6917% 4/16/2031 (b)(c)(d)	6,800,000	6,906,279
Mizuho Financial Group Inc U.S. SOFR Index + 0.85%, 4.4826% 7/13/2030 (b)(c)	3,500,000	3,496,483
Mizuho Financial Group Inc U.S. SOFR Index + 1.08%, 4.7168% 5/13/2031 (b)(c)	3,000,000	3,013,425
Mizuho Financial Group Inc U.S. SOFR Index + 1.25%, 4.8865% 7/8/2031 (b)(c)	6,480,000	6,551,150
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.05%, 4.6822% 4/15/2030 (b)(c)	10,150,000	10,190,962
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 4.8053% 7/9/2029 (b)(c)	7,465,000	7,531,292
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.19%, 4.8265% 7/8/2031 (b)(c)	4,115,000	4,152,312
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.71%, 4.3525% 3/5/2029 (b)(c)(d)	4,000,000	4,005,774
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.71%, 4.3661% 9/4/2029 (b)(c)(d)	2,000,000	2,000,260
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.75%, 4.3911% 9/11/2028 (b)(c)(d)	10,000,000	10,031,320
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.8%, 4.4561% 9/4/2031 (b)(c)(d)	2,000,000	2,001,188
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.89%, 4.5325% 3/5/2031 (b)(c)(d)	3,000,000	3,028,889
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 4.6211% 9/10/2027 (b)(c)(d)	15,265,000	15,357,805
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.99%, 4.6303% 3/13/2030 (b)(c)(d)	8,910,000	9,015,019
		105,088,304
Capital Markets - 0.4%
Nomura Holdings Inc U.S. SOFR Index + 0.95%, 4.5874% 6/29/2029 (b)(c)	6,160,000	6,163,367
Nomura Holdings Inc U.S. SOFR Index + 1.14%, 4.7774% 7/14/2031 (b)(c)	2,310,000	2,318,574
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 4.8872% 7/2/2027 (b)(c)	640,000	644,082
		9,126,023
TOTAL FINANCIALS		114,214,327
TOTAL JAPAN		128,126,594
KOREA (SOUTH) - 0.3%
Financials - 0.1%
Banks - 0.1%
NongHyup Bank U.S. SOFR Index + 0.6%, 4.2397% 1/23/2030 (b)(c)(d)	2,500,000	2,499,022
Industrials - 0.2%
Electrical Equipment - 0.2%
LG Energy Solution Ltd U.S. SOFR Index + 1.56%, 5.1979% 4/2/2031 (b)(c)(d)	3,800,000	3,827,235
TOTAL KOREA (SOUTH)		6,326,257
NETHERLANDS - 3.0%
Financials - 3.0%
Banks - 3.0%
ABN AMRO Bank NV U.S. SOFR Averages Index + 0.75%, 4.3862% 7/7/2028 (b)(c)(d)	1,500,000	1,507,002
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 4.643% 12/3/2028 (b)(c)(d)	7,500,000	7,525,857
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4196% 9/18/2027 (b)(c)(d)	6,700,000	6,706,358
Cooperatieve Rabobank UA/NY 4.2316% 10/17/2028 (c)	3,865,000	3,872,506
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.65%, 4.2881% 4/1/2029 (b)(c)	7,128,000	7,164,638
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 4.3524% 3/5/2027 (b)(c)	6,700,000	6,714,874
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 4.5316% 10/17/2029 (b)(c)	3,625,000	3,656,079
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0466% 1/14/2028 (b)(c)	20,042,000	20,052,823
ING Groep NV U.S. SOFR Averages Index + 1.01%, 4.6489% 3/25/2029 (b)(c)	6,575,000	6,605,016
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.2014% 9/11/2027 (b)(c)	2,500,000	2,500,815

TOTAL NETHERLANDS		66,305,968
NEW ZEALAND - 0.9%
Financials - 0.9%
Banks - 0.9%
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.61%, 4.2543% 1/22/2029 (b)(c)(d)	1,731,000	1,731,603
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.75%, 4.3943% 1/22/2031 (b)(c)(d)	5,440,000	5,446,697
ASB Bank Ltd U.S. SOFR Index + 0.9%, 4.5462% 10/29/2030 (b)(c)(d)	3,615,000	3,651,718
Bank of New Zealand U.S. SOFR Index + 0.79%, 4.4316% 6/10/2031 (b)(c)(d)	4,785,000	4,798,496
Westpac New Zealand Ltd U.S. SOFR Index + 0.75%, 4.396% 1/30/2031 (b)(c)(d)	4,970,000	4,978,093

TOTAL NEW ZEALAND		20,606,607
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA U.S. SOFR Index + 1.06%, 4.7013% 11/5/2030 (b)(c)(d)	4,044,000	4,081,530
SINGAPORE - 0.1%
Financials - 0.1%
Banks - 0.1%
DBS Group Holdings Ltd U.S. SOFR Index + 0.65%, 4.2908% 3/21/2030 (b)(c)(d)	3,800,000	3,822,634
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
Banco Bilbao Vizcaya Argentaria SA U.S. SOFR Index + 0.88%, 4.5207% 3/3/2029 (b)(c)	4,800,000	4,806,877
Banco Bilbao Vizcaya Argentaria SA U.S. SOFR Index + 0.89%, 4.5451% 9/3/2029 (b)(c)	1,400,000	1,400,175
Banco Santander SA U.S. SOFR Index + 0.99%, 4.6222% 4/15/2029 (b)(c)	3,704,000	3,721,429
Banco Santander SA U.S. SOFR Index + 1.12%, 4.7522% 7/15/2028 (b)(c)	14,030,000	14,101,358
Banco Santander SA U.S. SOFR Index + 1.38%, 5.0203% 3/14/2028 (b)(c)	6,625,000	6,652,943

TOTAL SPAIN		30,682,782
SWEDEN - 1.2%
Financials - 1.2%
Banks - 1.2%
Skandinaviska Enskilda Banken AB U.S. SOFR Averages Index + 1.06%, 4.703% 9/3/2030 (b)(c)(d)	5,800,000	5,819,233
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 4.5324% 3/5/2027 (b)(c)(d)	2,700,000	2,708,114
Svenska Handelsbanken AB U.S. SOFR Index + 0.56%, 4.2014% 6/11/2029 (b)(c)(d)	4,000,000	4,005,240
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 4.3002% 5/28/2027 (b)(c)(d)	7,825,000	7,845,055
Svenska Handelsbanken AB U.S. SOFR Index + 0.74%, 4.3874% 5/23/2028 (b)(c)(d)	3,565,000	3,580,706
Swedbank AB U.S. SOFR Index + 1.03%, 4.6755% 11/20/2029 (b)(c)(d)	2,150,000	2,174,917

TOTAL SWEDEN		26,133,265
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS AG/Stamford CT U.S. SOFR Index + 0.625%, 4.2646% 8/7/2029 (b)(c)	350,000	350,105
UBS Group AG U.S. SOFR Index + 0.84%, 4.4791% 12/23/2029 (b)(c)(d)	11,430,000	11,428,480
UBS Group AG U.S. SOFR Index + 0.84%, 4.482% 4/10/2030 (b)(c)(d)	1,925,000	1,925,375

TOTAL SWITZERLAND		13,703,960
UNITED KINGDOM - 5.9%
Financials - 5.7%
Banks - 5.4%
Barclays PLC U.S. SOFR Index + 0.93%, 4.5774% 5/24/2030 (b)(c)	3,000,000	3,003,223
Barclays PLC U.S. SOFR Index + 1.08%, 4.7183% 11/11/2029 (b)(c)	4,120,000	4,146,446
Barclays PLC U.S. SOFR Index + 1.49%, 5.1316% 3/12/2028 (b)(c)	6,495,000	6,529,004
Barclays PLC U.S. SOFR Index + 1.88%, 5.5219% 9/13/2027 (b)(c)	1,645,000	1,645,824
HSBC Holdings PLC U.S. SOFR Index + 1.04%, 4.682% 11/19/2028 (b)(c)	1,165,000	1,170,468
HSBC Holdings PLC U.S. SOFR Index + 1.15%, 4.7857% 8/14/2032 (b)(c)	2,000,000	1,997,946
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 4.9274% 11/19/2030 (b)(c)	3,060,000	3,094,032
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 4.9307% 3/3/2031 (b)(c)	10,110,000	10,212,212
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.2068% 5/13/2031 (b)(c)	8,502,000	8,671,200
Lloyds Banking Group PLC U.S. SOFR Averages Index + 0.77%, 4.4092% 2/10/2030 (b)(c)	4,770,000	4,762,412
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.7003% 6/13/2029 (b)(c)	4,150,000	4,171,528
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.7005% 11/26/2028 (b)(c)	10,245,000	10,295,170
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.2168% 1/5/2028 (b)(c)	3,440,000	3,453,032
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7462% 5/23/2029 (b)(c)	1,500,000	1,508,151
NatWest Group PLC U.S. SOFR Index + 1.25%, 4.8876% 3/1/2028 (b)(c)	3,450,000	3,462,365
NatWest Group PLC U.S. SOFR Index + 1.3%, 4.9378% 11/15/2028 (b)(c)	3,000,000	3,020,423
NatWest Markets PLC U.S. SOFR Index + 0.8%, 4.4408% 11/6/2028 (b)(c)(d)	3,750,000	3,756,239
NatWest Markets PLC U.S. SOFR Index + 0.9%, 4.5411% 5/17/2027 (b)(c)(d)	1,948,000	1,954,985
NatWest Markets PLC U.S. SOFR Index + 0.95%, 4.5893% 3/21/2028 (b)(c)(d)	6,287,000	6,326,893
NatWest Markets PLC U.S. SOFR Index + 1.14%, 4.7811% 5/17/2029 (b)(c)(d)	2,225,000	2,244,856
NatWest Markets PLC U.S. SOFR Index + 1.19%, 4.8293% 3/21/2030 (b)(c)(d)	4,200,000	4,244,595
Santander UK Group Holdings PLC U.S. SOFR Averages Index + 1.07%, 4.7093% 9/22/2029 (b)(c)	1,320,000	1,326,336
Standard Chartered PLC U.S. SOFR Index + 0.92%, 4.5548% 1/13/2030 (b)(c)(d)	10,484,000	10,492,731
Standard Chartered PLC U.S. SOFR Index + 0.95%, 4.5905% 8/13/2030 (b)(c)(d)	1,590,000	1,592,778
Standard Chartered PLC U.S. SOFR Index + 1.17%, 4.8101% 5/14/2028 (b)(c)(d)	11,265,000	11,305,702
Standard Chartered PLC U.S. SOFR Index + 1.24%, 4.8814% 1/21/2029 (b)(c)(d)	1,000,000	1,006,517
Standard Chartered PLC U.S. SOFR Index + 1.68%, 5.3205% 5/13/2031 (b)(c)(d)	1,661,000	1,702,201
Standard Chartered PLC U.S. SOFR Index + 2.03%, 5.6692% 2/8/2028 (b)(c)(d)	1,650,000	1,660,340
		118,757,609
Financial Services - 0.3%
Nationwide Building Society U.S. SOFR Index + 1.01%, 4.6483% 9/30/2030 (b)(c)(d)	3,210,000	3,235,380
Nationwide Building Society U.S. SOFR Index + 1.07%, 4.7066% 7/14/2029 (b)(c)(d)	2,000,000	2,009,760
Nationwide Building Society U.S. SOFR Index + 1.29%, 4.9311% 2/16/2028 (b)(c)(d)	1,450,000	1,454,886
		6,700,026
TOTAL FINANCIALS		125,457,635
Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1416% 3/12/2027 (b)(c)	4,194,000	4,199,494
TOTAL UNITED KINGDOM		129,657,129
UNITED STATES - 43.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
AT&T Inc U.S. SOFR Index + 0.65%, 4.2911% 8/10/2028 (b)(c)	2,440,000	2,448,542
Entertainment - 0.2%
Walt Disney Co/The U.S. SOFR Averages Index + 0.47%, 4.1119% 3/14/2029 (b)(c)	5,160,000	5,156,593
Interactive Media & Services - 0.7%
Alphabet Inc U.S. SOFR Averages Index + 0.44%, 4.0792% 8/10/2028 (b)(c)	10,000,000	10,015,190
Alphabet Inc U.S. SOFR Index + 0.52%, 4.1611% 11/15/2028 (b)(c)	4,830,000	4,843,475
		14,858,665
TOTAL COMMUNICATION SERVICES		22,463,800
Consumer Discretionary - 4.7%
Automobiles - 3.7%
American Honda Finance Corp U.S. SOFR Index + 0.71%, 4.3442% 7/9/2027 (b)(c)	8,023,000	8,033,842
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.3705% 8/13/2027 (b)(c)	3,530,000	3,532,635
American Honda Finance Corp U.S. SOFR Index + 0.77%, 4.4116% 3/12/2027 (b)(c)	3,237,000	3,241,673
American Honda Finance Corp U.S. SOFR Index + 0.82%, 4.463% 3/3/2028 (b)(c)(e)	7,018,000	7,027,331
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.5042% 7/9/2027 (b)(c)	9,190,000	9,218,725
American Honda Finance Corp U.S. SOFR Index + 0.9%, 4.5435% 9/1/2028 (b)(c)	7,800,000	7,818,943
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 4.807% 4/4/2028 (b)(c)(e)	4,948,000	5,001,787
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 4.6881% 2/26/2027 (b)(c)	5,624,000	5,639,150
Hyundai Capital America U.S. SOFR Index + 0.92%, 4.5562% 1/7/2028 (b)(c)(d)(e)	4,875,000	4,886,164
Hyundai Capital America U.S. SOFR Index + 1.03%, 4.6688% 9/24/2027 (b)(c)(d)	550,000	553,348
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.6788% 6/24/2027 (b)(c)(d)	6,115,000	6,137,230
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.6793% 3/19/2027 (b)(c)(d)	3,300,000	3,308,203
Hyundai Capital America U.S. SOFR Index + 1.07%, 4.7045% 1/8/2031 (b)(c)(d)	2,480,000	2,494,790
Hyundai Capital America U.S. SOFR Index + 1.07%, 4.7096% 9/18/2028 (b)(c)(d)	2,250,000	2,260,642
Hyundai Capital America U.S. SOFR Index + 1.3%, 4.9396% 9/18/2030 (b)(c)(d)	3,910,000	3,957,339
Hyundai Capital America U.S. SOFR Index + 1.35%, 4.9887% 3/27/2030 (b)(c)(d)	5,872,000	5,938,722
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.1368% 1/8/2027 (b)(c)(d)	2,065,000	2,071,764
		81,122,288
Broadline Retail - 1.0%
Amazon.com Inc 4.0819% 3/13/2028 (c)	2,993,000	2,994,658
Amazon.com Inc 4.2319% 3/13/2029 (c)	15,024,000	15,060,472
Amazon.com Inc U.S. SOFR Averages Index + 0.58%, 4.2142% 7/9/2029 (b)(c)(e)	5,890,000	5,898,001
		23,953,131
TOTAL CONSUMER DISCRETIONARY		105,075,419
Consumer Staples - 1.5%
Beverages - 0.4%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2211% 11/15/2026 (b)(c)	5,573,000	5,575,692
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.2011% 2/16/2027 (b)(c)	3,000,000	3,005,850
		8,581,542
Consumer Staples Distribution & Retail - 0.8%
Walmart Inc U.S. SOFR Averages Index + 0.4%, 4.046% 4/30/2029 (b)(c)	350,000	349,658
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0767% 4/28/2027 (b)(c)	15,250,000	15,274,140
		15,623,798
Food Products - 0.1%
Cargill Inc U.S. SOFR Index + 0.61%, 4.2483% 2/11/2028 (b)(c)(d)	2,520,000	2,525,790
Tobacco - 0.2%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.3069% 10/27/2028 (b)(c)	2,640,000	2,644,400
Philip Morris International Inc U.S. SOFR Index + 0.83%, 4.4775% 4/28/2028 (b)(c)	2,764,000	2,778,242
		5,422,642
TOTAL CONSUMER STAPLES		32,153,772
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0081% 2/26/2027 (b)(c)	4,398,000	4,401,164
Chevron USA Inc U.S. SOFR Averages Index + 0.47%, 4.1181% 2/26/2028 (b)(c)	10,462,000	10,487,156
Chevron USA Inc U.S. SOFR Index + 0.57%, 4.2105% 8/13/2028 (b)(c)(e)	4,348,000	4,365,343
Chevron USA Inc U.S. SOFR Index + 0.82%, 4.4612% 10/15/2030 (b)(c)	2,126,000	2,150,606
Shell Finance US Inc U.S. SOFR Index + 0.78%, 4.4208% 11/6/2030 (b)(c)(e)	2,348,000	2,383,012
TOTAL ENERGY		23,787,281
Financials - 28.0%
Banks - 11.3%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 4.686% 9/15/2026 (b)(c)	231,000	231,052
Bank of America Corp U.S. SOFR Index + 0.83%, 4.4784% 1/24/2029 (b)(c)	5,007,000	5,021,364
Bank of America Corp U.S. SOFR Index + 0.88%, 4.5285% 4/23/2030 (b)(c)	5,875,000	5,888,415
Bank of America Corp U.S. SOFR Index + 1.01%, 4.6584% 1/24/2031 (b)(c)	647,000	650,170
Bank of America Corp U.S. SOFR Index + 1.05%, 4.6945% 2/4/2028 (b)(c)	7,445,000	7,461,464
Bank of America Corp U.S. SOFR Index + 1.11%, 4.7533% 5/9/2029 (b)(c)	12,005,000	12,096,373
Bank of America Corp U.S. SOFR Index + 1.35%, 4.9925% 9/15/2027 (b)(c)	4,551,000	4,552,757
Citibank NA U.S. SOFR Index + 0.712%, 4.3592% 11/19/2027 (b)(c)	11,370,000	11,379,665
Citibank NA U.S. SOFR Index + 0.781%, 4.431% 5/29/2027 (b)(c)	8,547,000	8,569,985
Citibank NA U.S. SOFR Index + 1.117%, 4.767% 5/29/2030 (b)(c)	2,150,000	2,176,960
Citigroup Inc U.S. SOFR Index + 0.87%, 4.5142% 3/4/2029 (b)(c)	6,181,000	6,192,684
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7844% 5/7/2028 (b)(c)	9,654,000	9,691,078
Citigroup Inc U.S. SOFR Index + 1.28%, 4.9274% 2/24/2028 (b)(c)	3,489,000	3,500,223
Citigroup Inc U.S. SOFR Index + 1.463%, 5.1044% 5/7/2031 (b)(c)	3,720,000	3,794,274
Fifth Third Bank OH U.S. SOFR Index + 0.81%, 4.4567% 1/28/2028 (b)(c)	1,075,000	1,076,161
HSBC USA Inc U.S. SOFR Index + 0.96%, 4.6026% 3/4/2027 (b)(c)(e)	9,005,000	9,031,397
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3548% 4/12/2028 (b)(c)	3,190,000	3,191,521
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 4.4043% 9/22/2027 (b)(c)	2,975,000	2,975,835
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 4.4465% 1/24/2029 (b)(c)	11,418,000	11,392,586
JPMorgan Chase & Co U.S. SOFR Index + 0.82%, 4.4659% 4/23/2030 (b)(c)	1,624,000	1,628,222
JPMorgan Chase & Co U.S. SOFR Index + 0.85%, 4.4959% 7/23/2030 (b)(c)(e)	4,270,000	4,280,308
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 4.5043% 10/22/2028 (b)(c)	6,911,000	6,943,205
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.5643% 4/22/2028 (b)(c)	7,562,000	7,588,013
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.5743% 7/22/2028 (b)(c)	11,057,000	11,101,931
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 4.8274% 2/24/2028 (b)(c)	600,000	601,977
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 4.8459% 1/23/2028 (b)(c)	11,184,000	11,214,513
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 4.5124% 5/26/2028 (b)(c)	7,390,000	7,405,927
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.5348% 1/12/2029 (b)(c)	5,535,000	5,552,721
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 4.5838% 7/14/2028 (b)(c)	10,302,000	10,336,631
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 4.7238% 1/14/2028 (b)(c)	8,043,000	8,062,838
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4069% 7/6/2028 (b)(c)	3,790,000	3,796,450
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4133% 2/8/2030 (b)(c)	2,090,000	2,085,818
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4211% 11/17/2028 (b)(c)	2,400,000	2,404,376
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2669% 1/26/2029 (b)(c)	5,991,000	5,988,588
Santander Holdings USA Inc U.S. SOFR Index + 1.61%, 5.2493% 3/20/2029 (b)(c)	3,179,000	3,212,370
Truist Bank U.S. SOFR Index + 0.66%, 4.3069% 1/27/2029 (b)(c)	4,360,000	4,355,695
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.66%, 4.3055% 5/20/2029 (b)(c)	5,440,000	5,448,611
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 4.3343% 10/22/2027 (b)(c)	5,365,000	5,368,058
Wells Fargo & Co U.S. SOFR Index + 0.74%, 4.3859% 1/23/2030 (b)(c)	1,845,000	1,845,024
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.4265% 1/24/2028 (b)(c)	1,400,000	1,402,314
Wells Fargo & Co U.S. SOFR Index + 0.88%, 4.5219% 9/15/2029 (b)(c)(e)	6,320,000	6,338,316
Wells Fargo & Co U.S. SOFR Index + 1.07%, 4.7143% 4/22/2028 (b)(c)	10,489,000	10,528,502
Wells Fargo & Co U.S. SOFR Index + 1.37%, 5.0159% 4/23/2029 (b)(c)(e)	14,313,000	14,470,541
		250,834,913
Capital Markets - 6.5%
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.4662% 1/7/2027 (b)(c)(d)	4,400,000	4,401,386
Athene Global Funding U.S. SOFR Averages Index + 0.95%, 4.5924% 3/6/2028 (b)(c)(d)	7,589,000	7,577,195
Athene Global Funding U.S. SOFR Averages Index + 1%, 4.6396% 9/18/2028 (b)(c)(d)	941,000	944,932
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 4.8489% 3/25/2027 (b)(c)(d)	1,550,000	1,553,572
Bank of New York Mellon Corp/The 4.2743% 1/22/2030 (c)	1,500,000	1,499,098
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3223% 6/9/2028 (b)(c)(e)	7,477,000	7,492,443
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4714% 7/21/2028 (b)(c)	4,949,000	4,964,263
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 4.693% 3/3/2027 (b)(c)(e)	4,601,000	4,615,631
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3519% 9/15/2027 (b)(c)(d)	2,631,000	2,634,958
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 5.8492% 10/28/2027 (b)(c)	7,070,000	7,085,487
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3514% 1/21/2029 (b)(c)	16,538,000	16,547,171
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 4.4616% 9/10/2027 (b)(c)	4,265,000	4,265,456
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.5614% 10/21/2027 (b)(c)	6,655,000	6,660,161
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.5614% 10/21/2029 (b)(c)	11,434,000	11,461,951
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 4.7674% 2/24/2028 (b)(c)	2,800,000	2,808,152
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9359% 4/23/2028 (b)(c)	2,180,000	2,190,608
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 5.4919% 3/15/2028 (b)(c)	3,580,000	3,605,561
Morgan Stanley U.S. SOFR Averages Index + 0.85%, 4.4916% 7/12/2029 (b)(c)	4,514,000	4,516,934
Morgan Stanley U.S. SOFR Averages Index + 0.97%, 4.6041% 4/10/2030 (b)(c)	1,430,000	1,434,554
Morgan Stanley U.S. SOFR Index + 0.8%, 4.4373% 1/9/2030 (b)(c)	11,450,000	11,445,378
Morgan Stanley U.S. SOFR Index + 0.92%, 4.5662% 10/18/2029 (b)(c)	4,400,000	4,414,937
Morgan Stanley U.S. SOFR Index + 1.02%, 4.6632% 4/13/2028 (b)(c)	13,777,000	13,816,722
Morgan Stanley U.S. SOFR Index + 1.38%, 5.0232% 4/12/2029 (b)(c)	2,408,000	2,433,839
National Securities Clearing Corp U.S. SOFR Index + 0.43%, 4.0723% 6/9/2028 (b)(c)(d)	6,000,000	6,003,332
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4906% 9/2/2027 (b)(c)(d)	3,120,000	3,119,522
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.1095% 11/25/2026 (b)(c)	2,397,000	2,398,540
State Street Corp U.S. SOFR Index + 0.64%, 4.2843% 10/22/2027 (b)(c)	2,800,000	2,806,614
State Street Corp U.S. SOFR Index + 0.95%, 4.5965% 4/24/2028 (b)(c)	920,000	923,085
		143,621,482
Consumer Finance - 4.6%
American Express Co U.S. SOFR Averages Index + 1%, 4.6411% 2/16/2028 (b)(c)	1,442,000	1,445,164
American Express Co U.S. SOFR Index + 0.59%, 4.2292% 2/9/2029 (b)(c)	1,420,000	1,420,500
American Express Co U.S. SOFR Index + 0.85%, 4.4513% 7/20/2029 (b)(c)	17,505,000	17,572,436
American Express Co U.S. SOFR Index + 0.93%, 4.5769% 7/26/2028 (b)(c)	4,330,000	4,346,006
American Express Co U.S. SOFR Index + 1.02%, 4.666% 1/30/2031 (b)(c)	870,000	877,323
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.0915% 11/5/2026 (b)(c)	2,880,000	2,885,098
Ford Motor Credit Co LLC U.S. SOFR Index + 2.03%, 5.6693% 3/20/2028 (b)(c)(e)	4,310,000	4,373,702
John Deere Capital Corp U.S. SOFR Index + 0.5%, 4.1413% 3/6/2028 (b)(c)(e)	14,636,000	14,657,745
John Deere Capital Corp U.S. SOFR Index + 0.68%, 4.3122% 7/15/2027 (b)(c)	8,122,000	8,145,048
Stellantis Financial Services US Corp U.S. SOFR Index + 1.69%, 5.3319% 9/15/2028 (b)(c)(d)	2,300,000	2,305,142
Toyota Motor Credit Corp 4.2919% 3/13/2029 (c)	2,860,000	2,868,314
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.0848% 1/12/2028 (b)(c)	19,080,000	19,083,946
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.48%, 4.1202% 5/12/2028 (b)(c)	500,000	500,339
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.58%, 4.2142% 7/9/2029 (b)(c)	2,000,000	2,000,962
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.08% 6/9/2027 (b)(c)	5,609,000	5,612,445
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 4.2893% 3/19/2027 (b)(c)	8,155,000	8,173,518
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.3501% 5/14/2027 (b)(c)	6,210,000	6,228,530
		102,496,218
Financial Services - 1.3%
Fidelity National Information Services Inc U.S. SOFR Index + 1.21%, 4.8516% 3/10/2029 (b)(c)	4,580,000	4,611,166
Mastercard Inc U.S. SOFR Averages Index + 0.39%, 4.035% 6/8/2028 (b)(c)	2,000,000	2,001,720
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.0819% 3/15/2028 (b)(c)	3,433,000	3,429,713
National Rural Utilities Cooperative Finance Corp U.S. SOFR Averages Index + 0.43%, 4.0692% 8/9/2027 (b)(c)	5,509,000	5,512,141
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 4.4415% 2/5/2027 (b)(c)	2,592,000	2,596,532
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 4.4621% 9/16/2027 (b)(c)	6,005,000	6,028,830
PayPal Holdings Inc U.S. SOFR Index + 0.67%, 4.3124% 3/6/2028 (b)(c)	3,570,000	3,574,335
		27,754,437
Insurance - 4.3%
Corebridge Global Funding U.S. SOFR Index + 0.75%, 4.3862% 1/7/2028 (b)(c)(d)	379,000	378,499
Corebridge Global Funding U.S. SOFR Index + 0.86%, 4.5019% 12/15/2028 (b)(c)(d)	3,320,000	3,309,909
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5323% 6/9/2027 (b)(c)(d)	1,375,000	1,378,559
Jackson National Life Global Funding U.S. SOFR Index + 0.95%, 4.5916% 9/12/2028 (b)(c)(d)	2,390,000	2,397,655
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.6066% 1/14/2028 (b)(c)(d)	2,000,000	1,995,366
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 4.3392% 11/8/2027 (b)(c)	2,921,000	2,931,768
MassMutual Global Funding II U.S. SOFR Index + 0.66%, 4.3043% 1/22/2029 (b)(c)(d)	1,500,000	1,499,495
MassMutual Global Funding II U.S. SOFR Index + 0.68%, 4.325% 8/1/2028 (b)(c)(d)	5,944,000	5,964,043
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 4.3742% 4/9/2027 (b)(c)(d)	2,042,000	2,046,831
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 4.4162% 1/29/2027 (b)(c)(d)	6,400,000	6,413,952
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 4.3414% 6/11/2027 (b)(c)(d)	4,900,000	4,910,219
Metropolitan Life Global Funding I U.S. SOFR Index + 0.7%, 4.3495% 8/25/2028 (b)(c)(d)(e)	4,950,000	4,965,847
New York Life Global Funding U.S. SOFR Index + 0.41%, 4.0515% 2/5/2027 (b)(c)(d)	1,350,000	1,351,073
New York Life Global Funding U.S. SOFR Index + 0.55%, 4.1914% 6/11/2027 (b)(c)(d)	9,347,000	9,367,243
New York Life Global Funding U.S. SOFR Index + 0.57%, 4.215% 2/2/2029 (b)(c)(d)	5,770,000	5,770,024
New York Life Global Funding U.S. SOFR Index + 0.66%, 4.3069% 7/25/2028 (b)(c)(d)	7,106,000	7,116,497
New York Life Global Funding U.S. SOFR Index + 0.67%, 4.3081% 4/2/2027 (b)(c)(d)	8,045,000	8,060,685
New York Life Global Funding U.S. SOFR Index + 0.88%, 4.5269% 4/25/2028 (b)(c)(d)	4,150,000	4,174,750
Northwestern Mutual Global Funding U.S. SOFR Index + 0.66%, 4.3095% 8/25/2028 (b)(c)(d)	1,175,000	1,175,730
Pacific Life Global Funding II U.S. SOFR Index + 0.48%, 4.1245% 2/4/2027 (b)(c)(d)(e)	3,895,000	3,898,718
Pacific Life Global Funding II U.S. SOFR Index + 0.58%, 4.2193% 12/20/2027 (b)(c)(d)	2,000,000	2,001,533
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.2469% 1/27/2028 (b)(c)(d)	2,000,000	2,001,357
Pacific Life Global Funding II U.S. SOFR Index + 0.75%, 4.3841% 7/10/2028 (b)(c)(d)	4,610,000	4,628,090
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 4.4915% 2/5/2027 (b)(c)(d)	500,000	501,076
Principal Life Global Funding II U.S. SOFR Index + 0.81%, 4.4522% 8/18/2028 (b)(c)(d)	2,660,000	2,674,240
Protective Life Global Funding U.S. SOFR Index + 0.85%, 4.4914% 9/11/2028 (b)(c)(d)	4,120,000	4,121,638
		95,034,797
TOTAL FINANCIALS		619,741,847
Health Care - 3.0%
Biotechnology - 0.3%
AbbVie Inc 4.123% 3/3/2028 (c)	5,838,000	5,843,342
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories U.S. SOFR Averages Index + 0.5%, 4.1423% 3/9/2029 (b)(c)	7,800,000	7,803,719
Health Care Providers & Services - 0.0%
HCA Inc U.S. SOFR Index + 0.87%, 4.5131% 3/1/2028 (b)(c)	2,572,000	2,581,495
Pharmaceuticals - 2.3%
Eli Lilly & Co U.S. SOFR Averages Index + 0.46%, 4.1055% 5/20/2029 (b)(c)	6,500,000	6,498,792
Eli Lilly & Co U.S. SOFR Index + 0.53%, 4.1712% 10/15/2028 (b)(c)	7,782,000	7,807,426
Merck & Co Inc U.S. SOFR Index + 0.57%, 4.2119% 3/15/2029 (b)(c)	9,905,000	9,933,923
Novartis Capital Corp U.S. SOFR Averages Index + 0.65%, 4.2921% 3/16/2029 (b)(c)	5,250,000	5,272,995
Novartis Capital Corp U.S. SOFR Index + 0.52%, 4.1615% 11/5/2028 (b)(c)(e)	6,275,000	6,279,023
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1411% 11/15/2027 (b)(c)	4,206,000	4,216,634
Sanofi SA U.S. SOFR Index + 0.46%, 4.105% 11/3/2027 (b)(c)	10,071,000	10,079,250
Sanofi SA U.S. SOFR Index + 0.54%, 4.185% 11/3/2028 (b)(c)	1,000,000	1,002,111
		51,090,154
TOTAL HEALTH CARE		67,318,710
Industrials - 1.9%
Aerospace & Defense - 0.2%
Honeywell Aerospace Inc U.S. SOFR Averages Index + 0.63%, 4.2692% 3/16/2029 (b)(c)	4,035,000	4,042,837
Machinery - 1.7%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0341% 1/10/2028 (b)(c)	2,627,000	2,628,773
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.163% 3/3/2028 (b)(c)	8,063,000	8,074,938
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.2011% 11/15/2027 (b)(c)	7,900,000	7,921,410
Caterpillar Financial Services Corp U.S. SOFR Index + 0.58%, 4.2201% 11/14/2028 (b)(c)	5,930,000	5,945,283
Caterpillar Financial Services Corp U.S. SOFR Index + 0.64%, 4.2811% 8/15/2028 (b)(c)(e)	13,669,000	13,691,426
		38,261,830
TOTAL INDUSTRIALS		42,304,667
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.1711% 11/15/2027 (b)(c)	3,654,000	3,659,874
IT Services - 0.1%
Accenture Capital Inc U.S. SOFR Averages Index + 0.7%, 4.3341% 7/10/2029 (b)(c)(e)	3,080,000	3,085,015
Software - 0.4%
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.7545% 2/4/2029 (b)(c)	3,180,000	3,151,235
Oracle Corp U.S. SOFR Index + 0.76%, 4.405% 8/3/2028 (b)(c)	4,863,000	4,805,822
		7,957,057
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co U.S. SOFR Index + 0.96%, 4.6019% 9/15/2028 (b)(c)	3,251,000	3,261,846
TOTAL INFORMATION TECHNOLOGY		17,963,792
Real Estate - 0.3%
Specialized REITs - 0.3%
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 4.3417% 4/16/2027 (b)(c)(e)	5,869,000	5,881,059
Utilities - 0.8%
Electric Utilities - 0.5%
Consolidated Edison Co of New York Inc U.S. SOFR Averages Index + 0.52%, 4.1622% 11/18/2027 (b)(c)(e)	3,104,000	3,104,838
Georgia Power Co U.S. SOFR Averages Index + 0.28%, 3.9219% 9/15/2026 (b)(c)	3,750,000	3,750,071
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 4.4445% 2/4/2028 (b)(c)	3,814,000	3,828,595
		10,683,504
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation LLC U.S. SOFR Index + 0.6%, 4.2345% 1/8/2028 (b)(c)	1,991,000	1,992,321
Multi-Utilities - 0.3%
Sempra U.S. SOFR Averages Index + 0.67%, 4.3123% 1/7/2028 (b)(c)	6,110,000	6,126,108
TOTAL UTILITIES		18,801,933
TOTAL UNITED STATES		955,492,280
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,921,500,054)		1,923,106,059

U.S. Treasury Obligations - 12.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.5% 2/15/2036	4.30	4,470,000	4,421,808
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.48	40,488,000	38,356,054
US Treasury Notes 4% 11/15/2035	3.95 to 4.71	42,110,000	39,843,298
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	27,610,000	26,496,972
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.73	23,745,000	22,650,504
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.68	20,210,000	19,616,331
US Treasury Notes 4.25% 5/15/2035	4.14 to 4.59	20,057,000	19,409,065
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.47	24,205,000	23,389,027
US Treasury Notes 4.375% 5/15/2034	4.01 to 4.62	20,021,000	19,661,248
US Treasury Notes 4.375% 5/15/2036	4.37 to 4.71	22,610,000	21,967,028
US Treasury Notes 4.5% 11/15/2033	3.97 to 4.50	20,510,000	20,348,965
US Treasury Notes 4.625% 2/15/2035	3.97 to 4.45	9,270,000	9,225,460
US Treasury Notes 4.625% 8/15/2036	4.73	4,900,000	4,852,530
TOTAL U.S. TREASURY OBLIGATIONS (Cost $276,887,335)			270,238,290

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	23,697,003	23,701,743
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	5,489,737	5,490,286
TOTAL MONEY MARKET FUNDS (Cost $29,191,921)			29,192,029

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,227,579,310)	2,222,536,378
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,649,240)
NET ASSETS - 100.0%	2,215,887,138

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $720,630,281 or 32.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	7,101,498	338,021,553	321,422,168	432,261	752	108	23,701,743	23,697,003
Fidelity Securities Lending Cash Central Fund	4,272,500	65,223,435	64,005,818	13,812	169	-	5,490,286	5,489,737
	11,373,998	403,244,988	385,427,986	446,073	921	108	29,192,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Convertible Corporate Bonds
Communication Services	36,376,067	-	36,376,067	-
Consumer Discretionary	153,118,053	-	153,118,053	-
Consumer Staples	32,153,772	-	32,153,772	-
Energy	23,787,281	-	23,787,281	-
Financials	1,505,772,155	-	1,505,772,155	-
Health Care	71,518,204	-	71,518,204	-
Industrials	51,075,213	-	51,075,213	-
Information Technology	17,963,792	-	17,963,792	-
Materials	6,658,530	-	6,658,530	-
Real Estate	5,881,059	-	5,881,059	-
Utilities	18,801,933	-	18,801,933	-

U.S. Treasury Obligations	270,238,290	-	270,238,290	-

Money Market Funds	29,192,029	29,192,029	-	-
Total Investments in Securities:	2,222,536,378	29,192,029	2,193,344,349	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,193,344,349
Investments in securities, at value - affiliated issuers	29,192,029
Cash	727,617
Foreign currency held at value	13
Receivable for investments sold	38,257,563
Interest receivable	14,626,959
Distributions receivable from affiliated funds	53,087
Other receivables	1
Total assets	2,276,201,618
Liabilities
Payable for investments purchased	47,358,765
Distributions payable	7,208,675
Accrued management fee	256,921
Other payables and accrued expenses	1
Collateral on securities loaned	5,490,118
Total liabilities	60,314,480
Net Assets	$2,215,887,138
Net assets consist of:
Paid in capital	2,225,454,525
Total accumulated earnings (loss)	(9,567,387)
Net Assets	$2,215,887,138

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($2,215,887,138/44,325,000 shares)	$49.99

Other Information
Unaffiliated issuers, cost	2,198,387,389
Affiliated issuers, cost	29,191,921
Foreign currency holdings, cost	12
Securities loaned, market value	17,704,437
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$446,073
Security lending income - unaffiliated issuers	3,381
Interest	62,833,415
Total investment income	63,282,869
Expenses
Management fee	2,129,401
Independent trustees' fees and expenses	2,813
Total expenses	2,132,214
Expense reductions	(1,546)
Total expenses after reductions	2,130,668
Net investment income (loss)	61,152,201
Net realized gain (loss)
Investments - unaffiliated issuers	(130,262)
Investments - affiliated issuers	921
Redemptions in-kind	481,750
Net realized gain (loss)	352,409
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(9,119,769)
Investments - affiliated issuers	108
Total change in net unrealized appreciation (depreciation)	(9,119,661)
Net gain (loss)	(8,767,252)
Net increase (decrease) in net assets resulting from operations	$52,384,949
Other Information
Income from securities lending - Affiliated Issuers	13,812

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,152,201	$37,349,052
Net realized gain (loss)	352,409	(48,951)
Change in net unrealized appreciation (depreciation)	(9,119,661)	1,910,717
Net increase (decrease) in net assets resulting from operations	$52,384,949	$39,210,818
Distributions to shareholders
Distributions to shareholders	(60,889,375)	(37,297,150)
Total distributions	(60,889,375)	(37,297,150)
Net increase (decrease) in net assets resulting from share transactions	1,217,340,475	465,595,557
Total increase (decrease) in net assets	1,208,836,049	467,509,225
Net Assets
Beginning of period	1,007,051,089	539,541,864
End of period	$2,215,887,138	$1,007,051,089
Financial Highlights
Fidelity® Low Duration Bond Factor ETF

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$50.16	$50.07	$49.67	$49.64	$50.91
Income from Investment Operations
Net investment income (loss) A, B	2.16	2.48	2.86	2.34	.50
Net realized and unrealized gain (loss)	(.23)	.06	.35	.02	(1.28)
Total from investment operations	1.93	2.54	3.21	2.36	(.78)
Distributions
Distributions from net investment income	(2.10)	(2.45)	(2.81)	(2.33)	(.49)
Total distributions	(2.10)	(2.45)	(2.81)	(2.33)	(.49)
Net asset value, end of period	$49.99	$50.16	$50.07	$49.67	$49.64
Total Return C, D	3.91%	5.22%	6.63%	4.87%	(1.53)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.15%	.15%	.15%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.15%	.15%	.15%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.15%	.15%	.15%
Ratio of net investment income (loss) to average net assets	4.29%	4.96%	5.75%	4.72%	.99%
Net assets, end of period	$2,215,887,138	$1,007,051,089	$539,541,864	$234,714,170	$207,251,689
Portfolio turnover rate H	34% G	34% G	38% G	47%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Tactical Bond ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 2.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (i)	40,725	40,420
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (i)	16,659	16,609
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		57,029
UNITED STATES - 2.0%
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (i)	114,375	113,118
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (i)	222,249	219,837
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (i)	237,431	230,313
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (i)	24,563	24,604
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (i)	24,563	23,396
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (i)	122,813	120,035
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (i)	24,563	23,784
TOTAL UNITED STATES		755,087
TOTAL ASSET-BACKED SECURITIES (Cost $814,959)		812,116

Bank Loan Obligations - 2.5%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(c)(d)(e)	5,053	5,053
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (b)(c)(d)(e)	2,538	2,538

TOTAL COLOMBIA		7,591
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (b)(c)(d)	12,968	13,009
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (b)(c)(d)	7,283	7,381
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (b)(c)(d)	990	612
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche NEW HOLDCO, term loan CME Term SOFR 3 month Index + 12%, 12% 8/31/2029 (b)(c)(d)(e)	8,400	4,493
Enstall Group BV Tranche REINSTATED TERM 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3322% 8/31/2030 (b)(c)(d)(e)	11,730	10,747

TOTAL NETHERLANDS		15,240
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(d)	12,968	12,595
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(d)	20,901	20,512

TOTAL SWITZERLAND		33,107
UNITED STATES - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.9364% 4/3/2031 (b)(c)(d)	15,000	12,788
Entertainment - 0.1%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (b)(c)(d)	19,000	19,100
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (b)(c)(d)	9,867	9,296
TOTAL COMMUNICATION SERVICES		41,184
Consumer Discretionary - 0.6%
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 6/3/2028 (b)(c)(d)	18,973	18,304
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (b)(c)(d)	9,975	9,925
Hotels, Restaurants & Leisure - 0.3%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.593% 10/31/2031 (b)(c)(d)	18,849	18,194
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (b)(c)(d)	23,802	22,817
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 7/2/2032 (b)(c)(d)	22,940	21,828
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(d)(g)	983	935
		63,774
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (b)(c)(d)	26,985	25,861
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (b)(c)(d)	20,948	20,821
		46,682
Specialty Retail - 0.2%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (b)(c)(d)	22,957	22,618
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (b)(c)(d)	5,000	3,859
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (b)(c)(d)	7,000	6,989
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (b)(c)(d)	8,978	8,675
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.561% 9/4/2029 (b)(c)(d)	11,877	11,116
		53,257
TOTAL CONSUMER DISCRETIONARY		191,942
Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(f)	2,651	1,004
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(f)	82,792	52,100
Financials - 0.1%
Financial Services - 0.1%
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (b)(c)(d)(g)	2,845	2,780
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (b)(c)(d)	22,364	21,861
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(e)	4,750	4,777
		29,418
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (b)(c)(d)	5,000	4,233
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(d)	20,953	20,054
		24,287
TOTAL FINANCIALS		53,705
Health Care - 0.2%
Biotechnology - 0.0%
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (b)(c)(d)	5,000	5,012
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (b)(c)(d)(e)	3,260	471
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (b)(c)(d)	1,738	1,468
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (b)(c)(d)	11,000	10,950
		12,889
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (b)(c)(d)	51,639	51,326
TOTAL HEALTH CARE		69,227
Industrials - 0.4%
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (b)(c)(d)	9,936	4,670
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (b)(c)(d)	28,835	13,985
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (b)(c)(d)	17,982	8,105
		26,760
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1864% 2/15/2031 (b)(c)(d)	15,962	13,308
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (b)(c)(d)	24,819	19,894
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (b)(c)(d)	53,323	36,966
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(d)	16,000	15,948
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(d)	8,931	8,849
		94,965
Passenger Airlines - 0.1%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (b)(c)(d)	25,000	24,922
TOTAL INDUSTRIALS		146,647
Information Technology - 0.2%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (b)(c)(d)	2,000	1,798
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (b)(c)(d)	21,830	21,125
		22,923
Software - 0.2%
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (b)(c)(d)(g)	5,000	5,013
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (b)(c)(d)	25,977	25,662
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (b)(c)(d)	2,000	1,965
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (b)(c)(d)	27,893	27,490
		60,130
TOTAL INFORMATION TECHNOLOGY		83,053
Materials - 0.7%
Chemicals - 0.6%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (b)(c)(d)	22,000	20,790
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (b)(c)(d)	4,987	4,763
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 11/24/2028 (b)(c)(d)	14,000	10,640
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (b)(c)(d)	30,898	29,508
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (b)(c)(d)	974	945
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (b)(c)(d)	28,875	28,742
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(d)	29,731	28,291
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (b)(c)(d)	30,927	30,488
Hexion Holdings Corp 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2239% 3/15/2030 (b)(c)(d)	10,853	10,021
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (b)(c)(d)	5,646	5,667
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (b)(c)(d)	10,000	10,075
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (b)(c)(d)	12,899	10,052
		189,982
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (b)(c)(d)	34,000	33,934
TOTAL MATERIALS		223,916
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (b)(c)(d)	10,636	10,729
TOTAL UNITED STATES		873,507
TOTAL BANK LOAN OBLIGATIONS (Cost $977,442)		950,447

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(i)	31,000	28,029
BX 2025-DIME Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.1392% 2/15/2035 (c)(d)(i)	83,000	82,585
BX 2025-DIME Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.3892% 2/15/2035 (c)(d)(i)	54,000	54,000
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(i)	89,883	89,995
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (c)(d)(e)(i)	83,999	84,078
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (i)	100,000	83,493
TOTAL UNITED STATES		422,180
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $421,104)		422,180

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(h)	444	0
Cano Health LLC warrants 6/28/2029 (e)(h)	14	0
ModivCare Inc (e)	223	1,059
TOTAL HEALTH CARE		1,059
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (e)	623	16,248
TOTAL UNITED STATES		17,307
TOTAL COMMON STOCKS (Cost $24,484)		17,307

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030	14,000	16,065
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 3.125% 3/15/2030	35,000	28,228
UNITED STATES - 0.4%
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	34,000	32,895
Industrials - 0.1%
Electrical Equipment - 0.1%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (i)	34,000	20,094
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	4,000	7,196
ON Semiconductor Corp 0% 5/1/2027 (j)	6,000	8,655
		15,851
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	21,000	31,636
Strategy Inc 0% 12/1/2029 (j)	27,000	24,497
Terawulf Inc 0% 5/1/2032 (i)(j)	19,000	20,362
		76,495
TOTAL INFORMATION TECHNOLOGY		92,346
TOTAL UNITED STATES		145,335
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $180,677)		189,628

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	131	6,337
Alphabet Inc Series B 6.25%	131	6,289
TOTAL COMMUNICATION SERVICES		12,626
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	236	8,184
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (e)(h)	402	12,940
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	207	9,634
TOTAL UNITED STATES		43,384
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $43,464)		43,384

Fixed-Income Funds - 1.9%
	Shares	Value ($)
Fidelity Real Estate High Income Fund (o) (Cost $738,355)	100,870	736,349

Foreign Government and Government Agency Obligations - 3.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Australian Commonwealth 1.25% 5/21/2032	AUD	5,000	2,955
Australian Commonwealth 2.75% 6/21/2035 (m)	AUD	5,000	3,006
Australian Commonwealth 3.5% 12/21/2034 (m)	AUD	50,000	32,217
TOTAL AUSTRALIA			38,178
BRAZIL - 1.5%
Brazilian Federative Republic 10% 1/1/2029	BRL	400,000	71,544
Brazilian Federative Republic 10% 1/1/2031	BRL	1,000,000	167,039
Brazilian Federative Republic 10% 1/1/2033	BRL	800,000	126,866
Federative Republic of Brazil 7.250% 1/12/2056		174,000	167,214
TOTAL BRAZIL			532,663
CANADA - 0.4%
Canadian Government 1.5% 12/1/2031	CAD	5,000	3,282
Canadian Government 2.75% 6/1/2033	CAD	30,000	20,667
Canadian Government 3.25% 12/1/2034	CAD	123,000	86,411
Canadian Government 3.25% 12/1/2035	CAD	5,000	3,481
Canadian Government 4% 3/1/2029	CAD	65,000	47,898
TOTAL CANADA			161,739
COLOMBIA - 0.5%
Colombian Republic 6.125% 1/21/2031		200,000	200,322
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 4.875% 9/23/2032 (i)		260,000	244,465
JAPAN - 0.1%
Japan Government 2% 6/20/2031	JPY	6,600,000	40,951
MULTI-NATIONAL - 0.4%
European Union 3.25% 12/12/2036 (m)	EUR	15,000	16,741
European Union 3.375% 10/4/2039 (m)	EUR	24,000	26,252
European Union 3.375% 12/12/2035 (m)	EUR	50,000	57,047
European Union 3.75% 10/12/2045 (m)	EUR	50,000	54,536
TOTAL MULTI-NATIONAL			154,576
ROMANIA - 0.0%
Romanian Republic 4.625% 3/4/2033 (i)	EUR	10,000	11,062
SWITZERLAND - 0.0%
Swiss Confederation 3.25% 6/27/2027 (m)	CHF	15,000	19,046
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 3.75% 7/22/2052 (m)	GBP	15,000	14,827
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (m)	GBP	60,000	80,005
TOTAL UNITED KINGDOM			94,832
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,501,236)			1,497,834

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030 (Cost $35,000)	35,000	35,638
TOTAL MUNICIPAL SECURITIES (Cost $35,000)		35,638

Non-Convertible Corporate Bonds - 29.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Cimic Finance Ltd 6% 4/22/2036 (i)		77,000	75,199
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (i)		5,000	4,936
Mineral Resources Ltd 6.25% 5/1/2034 (i)		5,000	4,896
Mineral Resources Ltd 7% 4/1/2031 (i)		5,000	5,156
Mineral Resources Ltd 9.25% 10/1/2028 (i)		4,000	4,115
TOTAL MATERIALS			19,103
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	10,000	7,201
TOTAL AUSTRALIA			101,503
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (i)		15,000	8,775
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (f)(i)		31,000	10,773
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (i)		10,000	8,768
TOTAL INDUSTRIALS			19,541
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (i)		11,000	10,984
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(i)		16,687	16,846
TOTAL MATERIALS			27,830
TOTAL BRAZIL			47,371
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (i)		13,000	13,224
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 7% 10/15/2055 (c)		3,000	2,975
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (i)		4,000	4,048
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (i)		5,000	5,191
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		9,000	9,444
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		2,000	2,077
TOTAL ENERGY			16,712
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (i)		2,000	2,112
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (i)		5,000	5,163
Bombardier Inc 7.25% 7/1/2031 (i)		4,000	4,181
TOTAL INDUSTRIALS			9,344
Materials - 0.3%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		61,000	60,986
Methanex Corp 5.65% 12/1/2044		13,000	11,566
			72,552
Containers & Packaging - 0.1%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (i)		28,000	26,781
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (i)		5,000	5,078
TOTAL MATERIALS			104,411
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034		12,000	11,715
TransAlta Corp 6.5% 3/15/2040		8,000	7,660
TOTAL UTILITIES			19,375
TOTAL CANADA			158,977
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (f)(i)		52,000	14,545
Gran Tierra Energy Inc 9.75% 4/15/2031 (i)(n)		15,000	15,556
TOTAL ENERGY			30,101
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (i)		18,569	17,574
TOTAL COLOMBIA			47,675
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (i)		2,000	1,977
FRANCE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (i)		42,909	41,719
Altice France SA 6.875% 10/15/2030 (i)		6,859	6,718
Altice France SA 6.875% 7/15/2032 (i)		39,395	38,627
TOTAL COMMUNICATION SERVICES			87,064
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (i)		6,000	6,011
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (i)		19,000	19,813
Viridien 10% 10/15/2030 (i)		9,000	9,493
TOTAL ENERGY			29,306
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 0.5% 1/19/2030 (c)(m)	EUR	100,000	107,834
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (i)		4,000	4,033
TOTAL FINANCIALS			111,867
TOTAL FRANCE			234,248
GERMANY - 1.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.875% 4/23/2032 (i)(n)		7,000	7,015
ZF North America Capital Inc 7.125% 4/14/2030 (i)		7,000	7,127
ZF North America Capital Inc 7.5% 3/24/2031 (i)		5,000	5,127
TOTAL CONSUMER DISCRETIONARY			19,269
Financials - 0.1%
Financial Services - 0.1%
KfW 1.125% 3/31/2037 (m)	EUR	20,000	18,319
KfW 2.625% 1/10/2034 (m)	EUR	14,000	15,491
TOTAL FINANCIALS			33,810
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 5.5% 7/30/2035 (i)		25,000	24,301
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (i)		4,000	3,999
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE 0.875% 3/30/2033 (m)	EUR	100,000	93,423
Utilities - 1.2%
Electric Utilities - 0.8%
Amprion GmbH 3.625% 5/21/2031 (m)	EUR	100,000	115,296
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(m)	EUR	100,000	110,295
EnBW International Finance BV 3.75% 11/20/2035 (m)	EUR	30,000	33,763
			259,354
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.875% 4/16/2034 (i)		150,000	151,924
TOTAL UTILITIES			411,278
TOTAL GERMANY			586,080
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd 7.5% 3/1/2028 (i)		18,000	17,899
Kosmos Energy Ltd 7.75% 5/1/2027 (i)		12,000	11,994
Kosmos Energy Ltd 8.75% 10/1/2031 (i)		10,000	9,010
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (c)(i)		30,479	31,485

TOTAL GHANA			70,388
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (i)		34,000	34,576
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (i)		200,000	186,551
Millicom International Cellular SA 7.375% 4/2/2032 (i)		120,000	123,300

TOTAL GUATEMALA			309,851
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		7,000	7,039
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (i)		36,000	36,145
GGAM Finance Ltd 6.875% 4/15/2029 (i)		5,000	5,081
GGAM Finance Ltd 8% 6/15/2028 (i)		2,000	2,070
			43,296
TOTAL FINANCIALS			50,335
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (i)		4,000	3,822
TOTAL IRELAND			54,157
ISRAEL - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,990
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		200,000	203,051

TOTAL ISRAEL			208,041
LUXEMBOURG - 1.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (i)		33,000	20,018
Altice Financing SA 9.625% 7/15/2027 (i)		11,000	6,889
			26,907
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (i)		23,000	22,399
TOTAL COMMUNICATION SERVICES			49,306
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (i)		40,000	35,185
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (m)	EUR	100,000	117,940
Logicor Financing Sarl 0.875% 1/14/2031 (m)	EUR	100,000	101,005
P3 Group Sarl 3.75% 4/2/2033 (m)	EUR	100,000	111,299
TOTAL REAL ESTATE			330,244
TOTAL LUXEMBOURG			414,735
MEXICO - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos 7.69% 1/23/2050		595,000	542,551
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 2.875% 6/18/2035 (m)	EUR	8,000	8,875
European Investment Bank 3% 7/15/2033 (m)	EUR	25,000	28,469

TOTAL MULTI-NATIONAL			37,344
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (i)		12,000	11,949
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (i)		4,000	4,196
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (i)		4,000	3,942
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (i)		8,000	8,085
TOTAL PANAMA			12,027
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (i)		11,000	11,348
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (i)		8,000	8,325
SWITZERLAND - 0.7%
Financials - 0.5%
Capital Markets - 0.2%
UBS Group AG 0.625% 1/18/2033 (m)	EUR	100,000	94,352
Insurance - 0.3%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (c)(m)	EUR	100,000	113,269
TOTAL FINANCIALS			207,621
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (i)		12,000	11,594
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (i)		11,000	11,144
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (i)		4,000	4,084
TOTAL INDUSTRIALS			26,822
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (i)		18,000	19,171
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)		19,000	18,627
TOTAL MATERIALS			37,798
TOTAL SWITZERLAND			272,241
UNITED KINGDOM - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (i)		2,000	1,233
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (i)		5,000	5,178
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (i)		24,000	24,415
TOTAL CONSUMER DISCRETIONARY			29,593
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT International Finance PLC 4.125% 4/12/2032 (m)	EUR	100,000	116,674
Financials - 0.6%
Banks - 0.6%
Barclays PLC 3.543% 8/14/2031 (c)(m)	EUR	100,000	114,721
HSBC Holdings PLC 3% 7/22/2028 (c)	GBP	100,000	133,332
TOTAL FINANCIALS			248,053
Industrials - 0.8%
Ground Transportation - 0.4%
Mobico Group PLC 3.625% 11/20/2028 (k)(m)	GBP	100,000	126,462
Transportation Infrastructure - 0.4%
Heathrow Funding Ltd 6% 3/5/2032 (m)	GBP	100,000	135,260
TOTAL INDUSTRIALS			261,722
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (i)		29,000	28,493
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (i)		16,000	16,280
			44,773
Water Utilities - 0.4%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (m)	GBP	25,000	34,646
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (m)	GBP	100,000	124,545
			159,191
TOTAL UTILITIES			203,964
TOTAL UNITED KINGDOM			861,239
UNITED STATES - 19.2%
Communication Services - 3.0%
Diversified Telecommunication Services - 1.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (i)		13,000	12,489
APLD ComputeCo 3 LLC 7% 6/15/2031 (i)		22,000	21,182
APLD ComputeCo LLC 9.25% 12/15/2030 (i)(n)		29,000	30,588
Black Pearl Compute LLC 6.125% 2/15/2031 (i)(n)		8,000	8,005
Cipher Compute LLC 7.125% 11/15/2030 (i)(n)		8,000	8,099
Core Scientific Finance I LLC 7.75% 5/15/2031 (i)(n)		29,000	28,138
Edged Compute LLC 7.5% 4/30/2031 (i)		33,000	31,305
ELK Grove Village Property LLC 7.5% 6/15/2031 (i)(n)		4,000	3,852
Flash Compute LLC 7.25% 12/31/2030 (i)		14,000	14,073
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (i)		25,000	24,761
HUT 8 DC LLC 6.192% 11/15/2042 (i)		20,000	19,424
Level 3 Financing Inc 6.875% 6/30/2033 (i)		14,000	14,232
Level 3 Financing Inc 7% 3/31/2034 (i)		13,000	13,297
Level 3 Financing Inc 7.5% 2/15/2037 (i)(n)		10,000	9,922
Level 3 Financing Inc 8.5% 1/15/2036 (i)		16,000	16,731
Lumen Technologies Inc 4.5% 1/15/2029 (i)		1,000	953
Meridian Arc Holdco LLC 6.25% 4/30/2031 (i)(n)		29,000	27,572
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (i)		42,000	38,933
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (i)		9,000	8,871
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (i)		17,000	16,207
Sopaipilla Investor LLC 7.534% 11/30/2048 (i)		12,000	12,293
Stingray Compute LLC 6% 6/15/2031 (i)(n)		8,000	7,790
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (i)		12,000	11,016
WULF Compute LLC 7.75% 10/15/2030 (i)(n)		13,000	13,508
Yondr JK 1 LLC 6.875% 6/30/2031 (i)(n)		14,000	13,116
Zenith Arc LLC 8.875% 8/31/2031 (i)		17,000	16,404
			422,761
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (i)		10,000	10,520
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (i)		12,000	12,479
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (i)		12,000	12,736
			35,735
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (i)(n)		7,000	6,864
Snap Inc 6.875% 3/15/2034 (i)		6,000	5,835
			12,699
Media - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (i)		12,000	10,005
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (i)		10,000	9,019
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		16,000	14,073
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (i)(n)		7,000	6,069
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (i)		6,000	5,377
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (i)		5,000	4,881
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (i)(n)		19,000	18,371
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		60,000	35,845
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		202,000	143,718
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		238,000	184,068
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (i)		13,000	13,407
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (i)		13,000	13,701
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (i)		10,000	10,000
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (i)		5,000	5,000
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (i)		5,000	5,187
CMG Media Corp 8.875% 6/18/2029 (i)		3,000	2,303
CSC Holdings LLC 3.375% 2/15/2031 (i)		31,000	16,120
CSC Holdings LLC 4.5% 11/15/2031 (i)		36,000	18,720
CSC Holdings LLC 4.625% 12/1/2030 (i)		9,000	1,913
EW Scripps Co/The 9.875% 8/15/2030 (i)		9,000	8,117
Lamar Media Corp 5.375% 11/1/2033 (i)(n)		8,000	7,784
Nexstar Media Inc 6.5% 9/15/2033 (i)		8,000	8,036
Sirius XM Radio LLC 4.125% 7/1/2030 (i)		90,000	84,703
Univision Communications Inc 8.5% 7/31/2031 (i)(n)		13,000	13,102
Univision Communications Inc 9.375% 8/1/2032 (i)		13,000	13,265
			652,784
TOTAL COMMUNICATION SERVICES			1,123,979
Consumer Discretionary - 1.8%
Automobile Components - 0.2%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (i)		5,000	5,005
American Axle & Manufacturing Inc 7.75% 10/15/2033 (i)(n)		13,000	13,062
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (i)		13,000	13,243
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (i)(n)		9,000	9,105
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (i)		12,000	11,967
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (i)		12,000	11,855
			64,237
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (i)		21,000	21,458
Broadline Retail - 0.2%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (i)		9,950	8,574
Saks Global Enterprises LLC 11% (e)(f)(i)		3,044	7
Wayfair LLC 6.75% 11/15/2032 (i)		15,000	15,433
Wayfair LLC 7.125% 5/31/2034 (i)(n)		10,000	10,372
Wayfair LLC 7.25% 10/31/2029 (i)		25,000	25,823
Wayfair LLC 7.75% 9/15/2030 (i)		25,000	26,316
			86,525
Diversified Consumer Services - 0.2%
Sotheby's 8.25% 4/15/2031 (i)		30,000	30,378
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (i)		10,000	9,714
StoneMor Inc 8.5% 5/15/2029 (i)		28,000	27,920
TKC Holdings Inc 12% 2/15/2031 (i)		4,000	4,301
TKC Holdings Inc 8.5% 8/15/2030 (i)		8,000	8,337
			80,650
Hotels, Restaurants & Leisure - 0.4%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (i)(n)		10,000	9,912
Carnival Corp Ltd 5.75% 8/1/2032 (i)		5,000	4,948
Carnival Corp Ltd 5.875% 6/15/2031 (i)		8,000	8,027
Carnival Corp Ltd 6.125% 2/15/2033 (i)		22,000	22,054
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (i)		25,000	24,471
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (i)		5,000	4,922
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (i)(n)		5,000	4,996
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (i)		31,000	31,090
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (i)(n)		5,000	5,064
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (i)		5,000	5,042
Light & Wonder International Inc 6.25% 10/1/2033 (i)(n)		8,000	7,980
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (i)		18,000	15,190
NCL Corp Ltd 6.25% 9/15/2033 (i)		12,000	11,226
NCL Corp Ltd 6.75% 2/1/2032 (i)		5,000	4,863
Viking Cruises Ltd 5.875% 10/15/2033 (i)		14,000	13,856
			173,641
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (i)		3,000	2,865
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (i)		5,000	5,018
Century Communities Inc 6.625% 9/15/2033 (i)(n)		6,000	6,069
Dream Finders Homes Inc 6.875% 9/15/2030 (i)(n)		10,000	9,789
LGI Homes Inc 7% 11/15/2032 (i)		29,000	28,677
Risewell Homes Inc 8.5% 11/1/2030 (i)		8,000	8,125
Whirlpool Corp 4.6% 5/15/2050		7,000	3,957
Whirlpool Corp 5.75% 3/1/2034		3,000	2,338
Whirlpool Corp 6.5% 6/15/2033 (n)		33,000	28,526
Whirlpool Corp 7.5% 7/1/2031 (i)		5,000	5,006
Whirlpool Corp 7.875% 7/1/2034 (i)(n)		8,000	7,826
			108,196
Specialty Retail - 0.4%
Advance Auto Parts Inc 1.75% 10/1/2027		4,000	3,854
Advance Auto Parts Inc 3.5% 3/15/2032		5,000	4,330
Advance Auto Parts Inc 3.9% 4/15/2030 (n)		5,000	4,698
Advance Auto Parts Inc 7% 8/1/2030 (i)(n)		8,000	8,180
Advance Auto Parts Inc 7.375% 8/1/2033 (i)(n)		24,000	24,600
Carvana Co 4.875% 9/1/2029 (i)		1,000	945
Carvana Co 9% 6/1/2031 pay-in-kind (c)(i)		33,518	36,958
Champions Financing Inc 8.75% 2/15/2029 (i)		19,000	19,372
LBM Acquisition LLC 6.25% 1/15/2029 (i)		13,000	8,209
Michaels Cos Inc/The 11% 3/15/2034 (i)		15,000	14,554
Michaels Cos Inc/The 8.5% 3/15/2033 (i)		15,000	14,850
Staples Inc 10.75% 9/1/2029 (i)		16,000	15,372
Staples Inc 12.75% 1/15/2030 (i)		13,150	10,475
			166,397
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032		10,000	8,927
TOTAL CONSUMER DISCRETIONARY			710,031
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (i)		5,000	4,700
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (i)		16,000	16,145
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (i)		4,000	4,087
Performance Food Group Inc 5.625% 3/1/2034 (i)		10,000	9,715
Performance Food Group Inc 6.125% 9/15/2032 (i)		5,000	5,010
US Foods Inc 6.875% 9/15/2028 (i)		6,000	6,110
			45,767
Food Products - 0.1%
Lamb Weston Holdings Inc 4.375% 1/31/2032 (i)		29,000	27,281
Post Holdings Inc 6.25% 10/15/2034 (i)		4,000	3,856
Post Holdings Inc 6.375% 3/1/2033 (i)		4,000	3,930
Post Holdings Inc 6.5% 3/15/2036 (i)(n)		5,000	4,847
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (i)(n)		10,000	10,011
			49,925
TOTAL CONSUMER STAPLES			95,692
Energy - 2.5%
Energy Equipment & Services - 0.2%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (i)		15,000	14,753
Kodiak Gas Services LLC 6.5% 10/1/2033 (i)		9,000	9,087
Kodiak Gas Services LLC 6.75% 10/1/2035 (i)		4,000	4,078
Oceaneering International Inc 6.875% 7/15/2034 (i)		10,000	10,320
Transocean International Ltd 7.875% 10/15/2032 (i)		5,000	5,250
Transocean International Ltd 8.25% 5/15/2029 (i)		5,000	5,197
Transocean International Ltd 8.5% 5/15/2031 (i)		31,000	32,595
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (i)		9,000	8,923
WBI Operating LLC 6.5% 10/15/2033 (i)		4,000	4,013
			94,216
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (i)		4,000	4,000
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (i)		5,000	4,936
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (i)		12,000	11,775
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (i)		4,000	4,039
California Resources Corp 7% 1/15/2034 (i)		15,000	14,999
California Resources Corp 7.25% 1/15/2035 (i)		5,000	5,012
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (i)		5,000	5,417
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (i)		18,000	18,562
Cheniere Energy Inc 5.2% 7/30/2036 (i)		20,000	19,280
Cheniere Energy Inc 6% 7/30/2056 (i)(n)		4,000	3,858
CITGO Petroleum Corp 8.375% 1/15/2029 (i)		4,000	4,109
CNX Midstream Partners LP 4.75% 4/15/2030 (i)		40,000	38,515
CNX Resources Corp 5.875% 3/1/2034 (i)		10,000	9,751
CNX Resources Corp 7.25% 3/1/2032 (i)		5,000	5,147
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (i)		2,000	2,058
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (i)		6,000	6,194
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (i)		2,000	2,060
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (i)		2,000	2,051
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (i)		2,000	2,081
Comstock Resources Inc 6.75% 3/1/2029 (i)		27,000	26,779
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (i)		16,000	16,788
CVR Energy Inc 7.5% 2/15/2031 (i)		10,000	10,304
CVR Energy Inc 7.875% 2/15/2034 (i)		5,000	5,188
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (i)		5,000	5,146
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (i)		9,000	9,317
Energy Transfer LP 6.5% 2/15/2056 (c)		10,000	10,037
Energy Transfer LP 6.55% 1/15/2057 (c)		8,000	7,950
Energy Transfer LP 6.7% 1/15/2057 (c)		8,000	7,931
Energy Transfer LP 6.75% 2/15/2056 (c)		5,000	4,985
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		5,000	5,034
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (n)		11,000	11,540
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		51,000	51,238
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (i)(n)		5,000	5,141
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (i)(n)		5,000	5,229
Harvest Midstream I LP 6.75% 5/15/2034 (i)		10,000	10,148
Harvest Midstream I LP 7.5% 5/15/2032 (i)		5,000	5,189
Hess Midstream Operations LP 5.875% 3/1/2028 (i)		16,000	16,145
Hess Midstream Operations LP 6.5% 6/1/2029 (i)		5,000	5,096
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (i)		5,000	5,043
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (i)		10,000	10,051
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (i)		5,000	5,163
Kinetik Holdings LP 5.875% 6/15/2030 (i)(n)		5,000	5,025
Kinetik Holdings LP 6.625% 12/15/2028 (i)		16,000	16,286
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (i)		13,000	13,184
MPLX LP 5% 3/1/2033		50,000	48,900
MPLX LP 5.65% 3/1/2053		50,000	45,101
Par Petroleum LLC 7.375% 6/1/2034 (i)		10,000	10,377
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (i)		12,000	12,339
Prairie Acquiror LP 9% 8/1/2029 (i)		5,000	5,168
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		19,000	18,584
Sunoco LP 4.5% 10/1/2029 (i)		2,000	1,951
Sunoco LP 4.625% 5/1/2030 (i)		16,000	15,482
Sunoco LP 5.375% 7/15/2031 (i)		10,000	9,864
Sunoco LP 5.625% 7/15/2034 (i)		10,000	9,713
Sunoco LP 5.875% 3/15/2034 (i)		5,000	4,928
Sunoco LP 6.25% 7/1/2033 (i)		5,000	5,026
Sunoco LP 6.625% 8/15/2032 (i)		5,000	5,081
Sunoco LP 7% 5/1/2029 (i)		5,000	5,130
Sunoco LP 7.25% 5/1/2032 (i)		5,000	5,171
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (i)		16,000	16,006
Targa Resources Corp 4.2% 2/1/2033		160,000	149,507
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (i)		10,000	10,210
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (i)		13,000	13,444
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (i)		5,000	5,171
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (i)		18,000	18,947
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (i)		5,000	5,431
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (i)		5,000	5,560
			864,872
TOTAL ENERGY			959,088
Financials - 2.2%
Banks - 0.2%
Bank of America Corp 2.299% 7/21/2032 (c)		90,000	78,659
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (c)(d)		13,000	12,667
			91,326
Capital Markets - 0.5%
Ares Capital Corp 5.55% 1/15/2030		17,000	16,833
Ares Strategic Income Fund 5.8% 9/9/2030		10,000	9,810
HPS Corporate Lending Fund 5.15% 4/2/2029 (i)		24,000	23,428
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (i)		20,000	20,450
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (i)		10,000	10,250
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (i)		10,000	10,388
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (i)		15,000	14,528
Resideo Funding II LLC 6.5% 7/15/2032 (i)		3,000	2,969
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		100,000	98,893
			207,549
Consumer Finance - 0.6%
Ally Financial Inc 6.646% 1/17/2040 (c)		25,000	24,502
Ally Financial Inc 6.7% 2/14/2033		2,000	2,036
Capital One Financial Corp 5.468% 2/1/2029 (c)		9,000	9,078
Capital One Financial Corp 7.624% 10/30/2031 (c)		11,000	11,923
Ford Motor Credit Co LLC 5.8% 3/8/2029		60,000	60,485
LFS Topco LLC 8.75% 7/15/2030 (i)(n)		12,000	12,030
Navient Corp 4.875% 3/15/2028 (n)		5,000	4,942
Navient Corp 5% 3/15/2027		11,000	10,971
Navient Corp 5.5% 3/15/2029 (n)		5,000	4,889
Navient Corp 5.625% 8/1/2033		1,000	864
Navient Corp 7.875% 6/15/2032 (n)		5,000	4,855
Navient Corp 9.375% 10/15/2031		5,000	5,130
OneMain Finance Corp 6.5% 3/15/2033		5,000	4,891
OneMain Finance Corp 6.75% 3/15/2032 (n)		5,000	5,009
OneMain Finance Corp 6.75% 9/15/2033		5,000	4,922
OneMain Finance Corp 7.125% 3/15/2034		5,000	5,001
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,069
OneMain Finance Corp 7.5% 5/15/2031		31,000	31,837
SLM Corp 6.495% 5/15/2032 (c)		10,000	10,028
SLM Corp 6.5% 1/31/2030		6,000	6,109
			224,571
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		5,000	4,579
Block Inc 5.625% 8/15/2030 (i)		5,000	5,007
Block Inc 6% 8/15/2033 (i)		15,000	14,973
Block Inc 6.5% 5/15/2032		22,000	22,337
Burford Capital Global Finance LLC 7.5% 7/15/2033 (i)(n)		10,000	8,845
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (i)		10,000	10,012
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		15,000	14,611
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		8,000	8,064
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		13,000	13,660
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (i)		3,000	2,907
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		48,000	47,654
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		4,000	3,700
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		4,000	3,829
Walker & Dunlop Inc 6.625% 4/1/2033 (i)(n)		5,000	4,971
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (i)		12,000	12,536
			177,685
Insurance - 0.2%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (i)		14,000	13,843
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (i)		23,000	22,881
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (i)		20,000	18,050
Athene Holding Ltd 6.875% 6/28/2055 (c)		5,000	4,681
			59,455
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (i)		7,000	6,969
Rithm Capital Corp 8% 4/1/2029 (i)		6,000	6,083
Rithm Capital Corp 8% 7/15/2030 (i)		6,000	6,032
Rithm Capital Corp 8.5% 6/1/2031 (i)		5,000	5,051
Starwood Property Trust Inc 5.75% 1/15/2031 (i)		5,000	4,952
Starwood Property Trust Inc 5.875% 8/15/2029 (i)		10,000	10,042
Starwood Property Trust Inc 6% 4/15/2030 (i)		5,000	5,019
Starwood Property Trust Inc 6.125% 6/1/2031 (i)		5,000	5,011
Starwood Property Trust Inc 6.5% 10/15/2030 (i)		5,000	5,090
Starwood Property Trust Inc 6.5% 7/1/2030 (i)		9,000	9,158
Starwood Property Trust Inc 7.25% 4/1/2029 (i)		16,000	16,487
			79,894
TOTAL FINANCIALS			840,480
Health Care - 2.2%
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		8,000	7,960
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (i)(n)		8,000	8,339
Accendra Health Inc 9% 6/15/2032 (i)(n)		6,000	5,086
Accendra Health Inc 9.75% 6/15/2033 (i)		27,085	12,324
Centene Corp 2.625% 8/1/2031		60,000	52,251
Centene Corp 3.375% 2/15/2030		9,000	8,357
Centene Corp 4.625% 12/15/2029		97,000	94,561
Charlotte Buyer Inc 8% 6/30/2031 (i)		5,000	5,104
CHS/Community Health Systems Inc 6.125% 4/1/2030 (i)		16,000	13,676
CHS/Community Health Systems Inc 9.75% 1/15/2034 (i)		5,000	5,100
CVS Health Corp 6.75% 12/10/2054 (c)		27,000	27,695
CVS Health Corp 7% 3/10/2055 (c)		23,000	23,743
DaVita Inc 4.625% 6/1/2030 (i)		24,000	23,192
DaVita Inc 6.75% 7/15/2033 (i)		13,000	13,300
DaVita Inc 6.875% 9/1/2032 (i)		5,000	5,120
Gainwell Acquisition Corp 9% 9/1/2031 (i)		10,000	10,416
Humana Inc 6.625% 9/15/2056 (c)		34,000	33,711
LifePoint Health Inc 10% 6/1/2032 (i)		8,000	7,750
Molina Healthcare Inc 6.25% 1/15/2033 (i)		25,000	24,868
Molina Healthcare Inc 6.5% 2/15/2031 (i)		8,000	8,127
National Mentor Holdings Inc 10.5% 12/15/2030 (i)(n)		8,000	8,516
Pediatrix Medical Group Inc 5.375% 2/15/2030 (i)		4,000	3,967
Prime Healthcare Foundation Inc 7% 12/1/2027		142,000	145,104
Surgery Center Holdings Inc 7.25% 4/15/2032 (i)		7,000	7,040
TEAM Services Holding Inc 9% 2/15/2033 (i)		15,000	15,633
Tenet Healthcare Corp 5.5% 11/15/2032 (i)		5,000	4,934
Tenet Healthcare Corp 6% 11/15/2033 (i)(n)		5,000	5,015
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	199,844
US Acute Care Solutions LLC 9.75% 5/15/2029 (i)		28,000	27,447
			800,220
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (i)		19,000	19,344
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (i)		39,000	40,598
TOTAL HEALTH CARE			868,122
Industrials - 2.0%
Aerospace & Defense - 0.7%
Axon Enterprise Inc 6.125% 3/15/2030 (i)		9,000	9,147
Axon Enterprise Inc 6.25% 3/15/2033 (i)		5,000	5,087
Boeing Co 6.259% 5/1/2027		2,000	2,021
Boeing Co 6.298% 5/1/2029		3,000	3,099
Boeing Co 6.388% 5/1/2031		2,000	2,098
Boeing Co 6.528% 5/1/2034		3,000	3,201
Boeing Co 6.858% 5/1/2054		164,000	175,684
Boeing Co 7.008% 5/1/2064		4,000	4,319
Carpenter Technology Corp 5.625% 3/1/2034 (i)		8,000	7,880
TransDigm Inc 6% 1/15/2033 (i)		9,000	9,013
TransDigm Inc 6.125% 7/31/2034 (i)(n)		10,000	9,885
TransDigm Inc 6.25% 1/31/2034 (i)		5,000	5,056
TransDigm Inc 6.75% 1/31/2034 (i)		13,000	13,207
TransDigm Inc 7.125% 12/1/2031 (i)		13,000	13,435
			263,132
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (i)		3,000	3,094
Building Products - 0.3%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (i)		5,000	5,122
Builders FirstSource Inc 6.375% 3/1/2034 (i)		5,000	4,950
Builders FirstSource Inc 6.75% 5/15/2035 (i)(n)		19,000	18,997
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (i)		5,000	2,600
Cornerstone Building Brands Inc 9.5% 8/15/2029 (i)		5,000	2,557
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (i)		27,000	27,536
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (i)		5,000	5,153
JH North America Holdings Inc 6.125% 7/31/2032 (i)		5,000	5,044
Standard Building Solutions Inc 5.875% 3/15/2034 (i)(n)		10,000	9,680
Standard Building Solutions Inc 6.25% 8/1/2033 (i)		26,000	25,808
			107,447
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 5.875% 10/15/2033 (i)		7,000	6,847
Artera Services LLC 8.5% 2/15/2031 (i)		45,000	38,554
Brand Industrial Services Inc 10.375% 8/1/2030 (i)		27,000	23,630
CoreCivic Inc 8.25% 4/15/2029		3,000	3,114
GEO Group Inc/The 10.25% 4/15/2031		8,000	8,607
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,199
Neptune Bidco US Inc 9.5% 2/15/2033 (i)		10,000	10,267
OT Midco Inc 10% 2/15/2030 (i)		10,000	3,000
Reworld Holding Corp 4.875% 12/1/2029 (i)		2,000	1,928
Williams Scotsman Inc 6.625% 4/15/2030 (i)		5,000	5,106
Williams Scotsman Inc 6.625% 6/15/2029 (i)		9,000	9,160
			115,412
Construction & Engineering - 0.1%
AECOM 6% 8/1/2033 (i)		20,000	19,932
Amsted Industries Inc 6.375% 3/15/2033 (i)		5,000	5,062
Granite Construction Inc 6.375% 6/15/2034 (i)		5,000	5,037
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (i)		18,000	17,910
			47,941
Electrical Equipment - 0.1%
WESCO Distribution Inc 5.25% 4/15/2031 (i)		7,000	6,883
WESCO Distribution Inc 5.5% 4/15/2034 (i)		11,000	10,702
WESCO Distribution Inc 6.375% 3/15/2033 (i)		5,000	5,077
			22,662
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (i)(n)		5,000	5,068
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (i)(n)		5,000	5,097
Genesee & Wyoming Inc 6.25% 4/15/2032 (i)		16,000	16,118
			26,283
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (i)(n)		5,000	5,165
Machinery - 0.0%
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (i)		8,000	8,095
Passenger Airlines - 0.1%
Allegiant Travel Co 7.125% 7/1/2031 (i)		13,000	13,119
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (i)		13,000	11,163
United Airlines Holdings Inc 4.875% 3/1/2029		12,000	11,824
United Airlines Holdings Inc 5.375% 3/1/2031		10,000	9,904
			46,010
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (i)		11,000	11,147
Trading Companies & Distributors - 0.3%
FTAI Aviation Investors LLC 7% 6/15/2032 (i)		5,000	5,125
FTAI Aviation Investors LLC 7.875% 12/1/2030 (i)		9,000	9,396
Herc Holdings Inc 5.75% 3/15/2031 (i)		5,000	4,988
Herc Holdings Inc 6% 3/15/2034 (i)(n)		5,000	4,931
Herc Holdings Inc 7% 6/15/2030 (i)(n)		13,000	13,448
Herc Holdings Inc 7.25% 6/15/2033 (i)		13,000	13,444
QXO Building Products Inc 6.5% 7/15/2031 (i)		5,000	5,056
QXO Building Products Inc 6.75% 4/30/2032 (i)(n)		26,000	26,594
QXO Building Products Inc 6.875% 7/15/2034 (i)(n)		5,000	5,060
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (i)		4,000	4,069
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (i)		4,000	4,202
United Rentals North America Inc 6.125% 3/15/2034 (i)		5,000	5,081
			101,394
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (i)		3,000	3,082
Carrix Inc 6.125% 8/1/2033 (i)		15,000	14,987
			18,069
TOTAL INDUSTRIALS			775,851
Information Technology - 0.8%
IT Services - 0.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (i)		15,000	14,226
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (i)		8,000	7,616
CoreWeave Inc 9% 2/1/2031 (i)(n)		41,000	36,777
CoreWeave Inc 9.25% 6/1/2030 (i)(n)		8,000	7,429
CoreWeave Inc 9.625% 7/15/2032 (i)		5,000	4,412
CoreWeave Inc 9.75% 10/1/2031 (i)		25,000	22,356
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (i)		5,000	4,740
			97,556
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (i)(n)		3,000	2,948
Entegris Inc 4.375% 4/15/2028 (i)		62,000	61,256
Skyworks Solutions Inc 5% 8/10/2028		4,000	3,998
Skyworks Solutions Inc 5.75% 1/10/2032		4,000	3,971
Skyworks Solutions Inc 6.25% 8/10/2036		4,000	3,919
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		22,999	19,549
			95,641
Software - 0.3%
Cloud Software Group LLC 9% 9/30/2029 (i)		26,000	26,068
Oracle Corp 3.6% 4/1/2040		61,000	42,280
Oracle Corp 4.375% 5/15/2055		46,000	29,022
Oracle Corp 5.35% 5/4/2033		10,000	9,423
Oracle Corp 6.55% 2/4/2046		4,000	3,574
			110,367
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		5,000	4,967
TOTAL INFORMATION TECHNOLOGY			308,531
Materials - 1.6%
Chemicals - 1.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(i)		22,544	18,035
Celanese US Holdings LLC 6.5% 4/15/2030		80,000	81,518
Celanese US Holdings LLC 6.75% 4/15/2033 (n)		102,000	103,829
Celanese US Holdings LLC 7.375% 2/15/2034 (n)		21,000	21,755
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(n)		5,000	5,339
Chemours Co/The 5.75% 11/15/2028 (i)		40,000	39,749
Chemours Co/The 7.875% 3/15/2034 (i)		10,000	9,784
CompoSecure Holdings LLC 5.625% 2/1/2033 (i)(n)		16,000	15,500
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (i)		12,303	8,037
Mativ Holdings Inc 8% 10/1/2029 (i)(n)		17,000	17,417
Methanex US Operations Inc 6.25% 3/15/2032 (i)(n)		5,000	5,062
Olin Corp 5% 2/1/2030		61,000	59,014
Olin Corp 6.625% 4/1/2033 (i)		16,000	15,699
Olympus Water US Holding Corp 6.25% 10/1/2029 (i)		5,000	4,963
Olympus Water US Holding Corp 6.75% 8/1/2032 (i)		21,000	20,691
Perimeter Holdings LLC 6.25% 1/15/2034 (i)		8,000	7,911
Tronox Inc 4.625% 3/15/2029 (i)(n)		19,000	12,733
			447,036
Construction Materials - 0.2%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (i)		10,000	10,050
Quikrete Holdings Inc 6.375% 3/1/2032 (i)		22,000	22,274
Quikrete Holdings Inc 6.75% 3/1/2033 (i)		14,000	14,222
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (i)		7,000	7,004
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (i)		5,000	5,241
			58,791
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (i)(n)		16,000	15,623
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (i)(n)		9,000	8,891
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033		13,000	13,001
Graphic Packaging International LLC 6.375% 7/15/2032 (i)		5,000	5,060
			42,575
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (i)		14,000	14,480
Cleveland-Cliffs Inc 7.375% 5/1/2033 (i)(n)		5,000	5,100
Commercial Metals Co 5.75% 11/15/2033 (i)		12,000	11,812
Commercial Metals Co 6% 12/15/2035 (i)(n)		12,000	11,850
Kaiser Aluminum Corp 5.875% 3/1/2034 (i)(n)		7,000	6,851
Novelis Corp 3.875% 8/15/2031 (i)(n)		3,000	2,743
Novelis Corp 6.375% 8/15/2033 (i)		3,000	3,007
Novelis Corp 6.875% 1/30/2030 (i)(n)		12,000	12,331
			68,174
TOTAL MATERIALS			616,576
Real Estate - 1.0%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 6.875% 7/15/2029		65,000	67,472
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,018
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (i)		45,000	43,313
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (i)		10,000	10,275
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (i)		5,000	5,138
			142,216
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		8,000	4,963
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,000	2,291
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		33,000	32,417
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (i)(n)		9,845	9,551
National Health Investors Inc 5.35% 2/1/2033		20,000	19,493
			68,715
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (i)		5,000	4,927
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (i)		5,000	5,028
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (i)(n)		5,000	5,100
			15,055
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034		31,000	34,024
Kilroy Realty LP 5.875% 10/15/2035		37,000	35,747
			69,771
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (i)		3,000	3,016
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (i)		2,000	1,936
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (i)		7,000	7,500
Brandywine Operating Partnership LP 8.875% 4/12/2029		6,000	6,337
Forestar Group Inc 6.5% 3/15/2033 (i)(n)		12,000	12,067
Kennedy-Wilson Inc 7% 6/1/2031 (i)		16,000	16,372
Kennedy-Wilson Inc 7.25% 6/1/2033 (i)(n)		16,000	16,294
			63,522
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (i)		5,000	5,016
Millrose Properties Inc 6.375% 8/1/2030 (i)		5,000	5,069
			10,085
TOTAL REAL ESTATE			369,364
Utilities - 1.9%
Electric Utilities - 1.7%
Clearway Energy Operating LLC 5.75% 1/15/2034 (i)		5,000	4,833
DPL LLC/Ohio 4.35% 4/15/2029		360,000	349,299
Edison International 4.8% 3/15/2031		6,000	5,737
Edison International 6.25% 3/15/2030		1,000	1,009
Edison International 7.875% 6/15/2054 (c)		8,000	8,105
Edison International 8.125% 6/15/2053 (c)		9,000	9,141
Hawaiian Electric Co Inc 6% 10/1/2033 (i)		8,000	7,893
NRG Energy Inc 5.25% 6/15/2029 (i)		9,000	8,936
NRG Energy Inc 5.75% 1/15/2034 (i)		13,000	12,655
NRG Energy Inc 5.75% 7/15/2029 (i)		40,000	39,936
NRG Energy Inc 5.875% 5/15/2034 (i)		5,000	4,875
NRG Energy Inc 6% 1/15/2036 (i)		13,000	12,643
NRG Energy Inc 6% 2/1/2033 (i)		5,000	4,977
NRG Energy Inc 6.125% 5/15/2036 (i)(n)		5,000	4,899
NRG Energy Inc 6.25% 11/1/2034 (i)		5,000	4,986
Pacific Gas and Electric Co 6% 5/1/2056		2,000	1,823
PacifiCorp 7.375% 9/15/2055 (c)		10,000	10,004
PG&E Corp 5% 7/1/2028		17,000	16,745
PG&E Corp 5.25% 7/1/2030		18,000	17,515
PG&E Corp 6.85% 9/15/2056 (c)		13,000	12,739
PG&E Corp 7.375% 3/15/2055 (c)		25,000	25,125
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		16,000	15,933
Vistra Operations Co LLC 5% 7/31/2027 (i)		22,000	21,981
Vistra Operations Co LLC 6.875% 4/15/2032 (i)		5,000	5,160
Vistra Operations Co LLC 7.75% 10/15/2031 (i)		5,000	5,207
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (i)(n)		6,000	6,202
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (i)(n)		23,000	24,362
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (i)		6,000	6,390
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (i)(n)		8,000	8,572
			657,682
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.75% 7/15/2033		20,000	19,771
AES Corp/The 6.95% 7/15/2055 (c)		9,000	8,874
Alpha Generation LLC 6.25% 1/15/2034 (i)		5,000	4,900
Alpha Generation LLC 6.75% 10/15/2032 (i)		2,000	2,015
Talen Energy Supply LLC 6.25% 2/1/2034 (i)		13,000	12,767
Talen Energy Supply LLC 6.5% 2/1/2036 (i)		13,000	12,759
			61,086
TOTAL UTILITIES			718,768
TOTAL UNITED STATES			7,386,482
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (i)		25,000	24,340
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,293,381)			11,463,620

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (k) (Cost $6,981)	80	7,757

Preferred Securities - 2.4%
		Principal Amount (a)	Value ($)
CANADA - 1.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge Inc 5.75% 7/15/2080 (c)		260,000	261,038
Financials - 0.9%
Banks - 0.9%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.6723% (c)(d)(l)		350,000	352,551
TOTAL CANADA			613,589
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(i)(l)		10,000	10,252
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen International Finance NV 3.875% (c)(l)(m)	EUR	100,000	113,998
UNITED STATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (c)(l)		5,000	5,044
Energy Transfer LP Series G, 7.125% (c)(l)		5,000	5,236
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (c)(d)(l)		21,000	21,122
Sunoco LP 7.875% (c)(i)(l)		15,000	16,003
TOTAL ENERGY			47,405
Financials - 0.3%
Banks - 0.2%
BW Real Estate Inc 9.5% (c)(i)(l)		12,000	12,270
Citigroup Inc 6.5% (c)(l)(n)		5,000	5,043
Citigroup Inc 6.625% (c)(l)		12,000	12,208
JPMorgan Chase & Co 6.1% (c)(l)		20,000	20,235
Truist Financial Corp 6.25% (c)(l)		10,000	10,061
Wells Fargo & Co 6.125% (c)(l)		12,000	12,049
Wells Fargo & Co 6.55% (c)(l)		10,000	10,027
			81,893
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(l)		22,000	21,386
Ally Financial Inc 7.1% (c)(l)(n)		10,000	10,148
			31,534
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(e)(l)		2,056	2,079
TOTAL FINANCIALS			115,506
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.125% (c)(l)		33,000	32,955
Sumisho Air Lease Corp 8.256% (c)(l)		10,000	10,199
TOTAL INDUSTRIALS			43,154
TOTAL UNITED STATES			206,065
TOTAL PREFERRED SECURITIES (Cost $903,097)			943,904

U.S. Treasury Obligations - 50.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,201,466
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	633,000	517,379
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	308,661
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	690,400	587,892
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	67,732
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.23	51,000	47,158
US Treasury Bonds 4.75% 2/15/2056	5.00 to 5.26	1,382,000	1,279,646
US Treasury Bonds 4.75% 5/15/2055	4.65 to 4.91	2,562,000	2,369,350
US Treasury Bonds 5.125% 8/15/2056	5.25	200,000	196,594
US Treasury Notes 3.625% 10/31/2030	3.71	44,000	42,589
US Treasury Notes 3.75% 1/31/2031	3.63	1,710,000	1,659,969
US Treasury Notes 3.75% 10/31/2032	3.92	15,000	14,340
US Treasury Notes 4% 1/31/2033	4.25	400,000	387,000
US Treasury Notes 4% 2/15/2034	3.90 to 4.56	285,000	273,511
US Treasury Notes 4% 4/30/2032	4.11	80,000	77,847
US Treasury Notes 4.125% 2/15/2036	4.48	462,000	440,705
US Treasury Notes 4.125% 7/31/2031	3.90	50,000	49,158
US Treasury Notes 4.25% 5/31/2033	4.29	25,000	24,490
US Treasury Notes 4.25% 6/30/2033	4.32	45,000	44,072
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.15	1,790,000	1,729,657
US Treasury Notes 4.375% 5/15/2034	3.96 to 4.48	7,618,000	7,481,115
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.71	125,000	121,445
US Treasury Notes 4.5% 12/31/2031 (q)	4.70	400,000	399,531
US Treasury Notes 4.625% 4/30/2029	4.72	10,000	10,058
US Treasury Notes 4.75% 2/15/2045	4.54	27,000	25,480
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,448,350)			19,356,845

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	2,057,633	2,058,045
Fidelity Securities Lending Cash Central Fund (r)(s)	3.72	470,783	470,830
TOTAL MONEY MARKET FUNDS (Cost $2,528,869)			2,528,875

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $39,917,399)	39,005,884
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(350,460)
NET ASSETS - 100.0%	38,655,424

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT US Treasury Long Bond Contracts (United States)	1	12/2026	108,781	317
Eurex Euro-Bobl Contracts (Germany)	1	9/2026	131,604	(2,436)
Eurex Euro-Schatz Contracts (Germany)	1	9/2026	122,305	(239)
TOTAL LONG				(2,358)
SHORT
ICE Long GILT Futures (United Kingdom)	(1)	12/2026	(116,720)	144
TOTAL FUTURES CONTRACTS				(2,214)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	46,509	AUD	65,000	JPMorgan Chase Bank NA	9/2026	(51)
USD	166,538	CAD	230,000	JPMorgan Chase Bank NA	9/2026	386
USD	18,756	CHF	15,000	JPMorgan Chase Bank NA	9/2026	143
USD	1,630,741	EUR	1,395,000	BNP Paribas SA	9/2026	8,676
USD	674,830	GBP	495,000	JPMorgan Chase Bank NA	9/2026	4,084
USD	41,548	JPY	6,600,000	JPMorgan Chase Bank NA	9/2026	144

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						13,382
Unrealized Appreciation						13,433
Unrealized Depreciation						(51)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $6,547 and $6,442, respectively.

(h)	Non-income producing.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,010,203 or 18.1% of net assets.

(j)	Zero coupon bond which is issued at a discount.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,139,613 or 5.5% of net assets.

(n)	Security or a portion of the security is on loan at period end.
(o)	Affiliated fund.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,977.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	334,434	12,941,845	11,218,028	89,444	(212)	6	2,058,045	2,057,633
Fidelity Real Estate High Income Fund	-	738,355	-	8,355	-	(2,006)	736,349	100,870
Fidelity Securities Lending Cash Central Fund	271,635	3,612,708	3,413,505	1,678	(8)	-	470,830	470,783
	606,069	17,292,908	14,631,533	99,477	(220)	(2,000)	3,265,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	812,116	-	812,116	-

Bank Loan Obligations
Communication Services	49,177	-	49,177	-
Consumer Discretionary	191,942	-	191,942	-
Consumer Staples	1,004	-	-	1,004
Energy	59,691	-	52,100	7,591
Financials	53,705	-	48,928	4,777
Health Care	69,227	-	68,756	471
Industrials	146,647	-	146,647	-
Information Technology	83,053	-	83,053	-
Materials	270,032	-	270,032	-
Utilities	25,969	-	10,729	15,240

Commercial Mortgage Securities	422,180	-	338,102	84,078

Common Stocks
Health Care	1,059	-	-	1,059
Real Estate	16,248	-	-	16,248

Convertible Corporate Bonds
Energy	44,293	-	44,293	-
Financials	32,895	-	32,895	-
Industrials	20,094	-	20,094	-
Information Technology	92,346	-	92,346	-

Convertible Preferred Stocks
Communication Services	12,626	12,626	-	-
Consumer Discretionary	8,184	8,184	-	-
Financials	12,940	-	-	12,940
Information Technology	9,634	9,634	-	-

Fixed-Income Funds	736,349	736,349	-	-

Foreign Government and Government Agency Obligations	1,497,834	-	1,497,834	-

Municipal Securities
Health Care	35,638	-	35,638	-

Non-Convertible Corporate Bonds
Communication Services	1,606,709	-	1,606,709	-
Consumer Discretionary	777,727	-	777,720	7
Consumer Staples	212,366	-	212,366	-
Energy	1,665,566	-	1,665,566	-
Financials	1,639,285	-	1,639,285	-
Health Care	1,102,576	-	1,102,576	-
Industrials	1,101,101	-	1,101,101	-
Information Technology	308,531	-	308,531	-
Materials	878,568	-	878,568	-
Real Estate	793,031	-	793,031	-
Utilities	1,378,160	-	1,378,160	-

Non-Convertible Preferred Stocks
Information Technology	7,757	7,757	-	-

Preferred Securities
Consumer Discretionary	113,998	-	113,998	-
Energy	308,443	-	308,443	-
Financials	478,309	-	476,230	2,079
Industrials	43,154	-	43,154	-

U.S. Treasury Obligations	19,356,845	-	19,356,845	-

Money Market Funds	2,528,875	2,528,875	-	-
Total Investments in Securities:	39,005,884	3,303,425	35,556,965	145,494
Derivative Instruments:

Assets
Futures Contracts	461	461	-	-
Forward Foreign Currency Contracts	13,433	-	13,433	-
Total Assets	13,894	461	13,433	-

Liabilities
Futures Contracts	(2,675)	(2,675)	-	-
Forward Foreign Currency Contracts	(51)	-	(51)	-
Total Liabilities	(2,726)	(2,675)	(51)	-
Total Derivative Instruments:	11,168	(2,214)	13,382	-
Fidelity® Tactical Bond ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$35,740,660
Investments in securities, at value - affiliated issuers	3,265,224
Cash	15,202
Foreign currency held at value	18,786
Receivable for investments sold	120,415
Receivable for investments sold, delayed delivery	12,948
Unrealized appreciation on forward foreign currency contracts	13,433
Dividends receivable	2,125
Interest receivable	401,344
Distributions receivable from affiliated funds	7,405
Other receivables	141
Total assets	39,597,683
Liabilities
Payable for investments purchased	303,123
Unrealized depreciation on forward foreign currency contracts	51
Distributions payable	150,400
Accrued management fee	17,470
Payable for variation margin on futures contracts	376
Other payables and accrued expenses	1
Collateral on securities loaned	470,838
Total liabilities	942,259
Net Assets	$38,655,424
Net assets consist of:
Paid in capital	39,938,117
Total accumulated earnings (loss)	(1,282,693)
Net Assets	$38,655,424

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($38,655,424/800,000 shares)	$48.32

Other Information
Unaffiliated issuers, cost	36,650,175
Affiliated issuers, cost	3,267,224
Foreign currency holdings, cost	18,755
Securities loaned, market value	616,037
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$51,502
Dividends - affiliated issuers	99,477
Security lending income - unaffiliated issuers	57
Interest	1,720,364
Total investment income	1,871,400
Expenses
Management fee	193,074
Independent trustees' fees and expenses	73
Total expenses	193,147
Expense reductions	(2,554)
Total expenses after reductions	190,593
Net investment income (loss)	1,680,807
Net realized gain (loss)
Investments - unaffiliated issuers	207,434
Investments - affiliated issuers	(220)
Redemptions in-kind	(15,188)
Forward foreign currency contracts	50,267
Foreign currency transactions	17,957
Futures contracts	(9,083)
Net realized gain (loss)	251,167
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,170,505)
Investments - affiliated issuers	(2,000)
Forward foreign currency contracts	(10,709)
Assets and liabilities in foreign currencies	(472)
Futures contracts	(4,852)
Total change in net unrealized appreciation (depreciation)	(1,188,538)
Net gain (loss)	(937,371)
Net increase (decrease) in net assets resulting from operations	$743,436
Other Information
Income from securities lending - Affiliated Issuers	1,678

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,680,807	$1,395,776
Net realized gain (loss)	251,167	(597,398)
Change in net unrealized appreciation (depreciation)	(1,188,538)	256,073
Net increase (decrease) in net assets resulting from operations	$743,436	$1,054,451
Distributions to shareholders
Distributions to shareholders	(1,742,250)	(1,381,050)
Total distributions	(1,742,250)	(1,381,050)
Net increase (decrease) in net assets resulting from share transactions	12,478,420	2,647,431
Total increase (decrease) in net assets	11,479,606	2,320,832
Net Assets
Beginning of period	27,175,818	24,854,986
End of period	$38,655,424	$27,175,818
Financial Highlights
Fidelity® Tactical Bond ETF

Years ended August 31,	2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$49.41	$49.71	$48.23	$50.00
Income from Investment Operations
Net investment income (loss) B, C	2.37	2.37	2.44	1.37
Net realized and unrealized gain (loss)	(1.02)	(.33)	1.51	(1.78)
Total from investment operations	1.35	2.04	3.95	(.41)
Distributions
Distributions from net investment income	(2.44)	(2.34)	(2.47)	(1.36)
Total distributions	(2.44)	(2.34)	(2.47)	(1.36)
Net asset value, end of period	$48.32	$49.41	$49.71	$48.23
Total Return D, E, F	2.73%	4.25%	8.46%	(.82)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.55%	.55%	.55%	.55% I
Ratio of expenses to average net assets net of fee waivers, if any	.55%	.55%	.55%	.55% I
Ratio of expenses to average net assets net of all reductions, if any	.54%	.54%	.54%	.54% I
Ratio of net investment income (loss) to average net assets	4.78%	4.85%	5.06%	4.64% I
Net assets, end of period	$38,655,424	$27,175,818	$24,854,986	$14,468,824
Portfolio turnover rate K	48% J	53% J	37% J	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total Bond ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 8.6%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (f)(g)(n)		7,426,000	7,426,037
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (f)(g)(n)		2,684,000	2,689,536
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.0029% 10/16/2038 (f)(g)(n)		35,946,000	35,968,682
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (f)(g)(n)		12,806,000	12,832,022
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (f)(g)(n)		12,891,000	12,944,395
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (f)(g)(n)		14,693,000	14,694,748
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (f)(g)(n)		13,590,000	13,619,042
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (f)(g)(n)		7,309,000	7,314,672
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.3022% 4/23/2037 (f)(g)(n)		12,500,000	12,504,975
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (f)(g)(n)		10,452,000	10,465,128
Goldentree Ln Mgmt US CLO 19 Ltd / Goldentree Ln Mgmt US CLO 19 LLC Series 2026-19A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 7/20/2039 (f)(g)(n)		8,738,000	8,737,668
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (f)(g)(n)		8,464,000	8,470,771
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (f)(g)(n)		25,313,000	25,263,766
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (f)(g)(n)		13,514,000	13,534,474
OCP CLO Series 2026-32A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9522% 7/23/2039 (f)(g)(n)		46,125,000	46,133,441
TOTAL BAILIWICK OF JERSEY			232,599,357
BERMUDA - 0.3%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (f)(g)(n)		6,763,000	6,777,947
OHA Credit Funding Ltd Series 2026-18RA Class A2, CME Term SOFR 3 month Index + 1.35%, 4.9182% 7/20/2039 (f)(g)(n)		358,000	357,372
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2040 (f)(g)(n)		40,567,000	40,576,249
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (f)(g)(n)		10,108,000	10,108,000
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 1/15/2037 (f)(g)(n)		13,500,000	13,512,960
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.3029% 1/15/2037 (f)(g)(n)		5,809,000	5,811,643
TOTAL BERMUDA			77,144,171
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (n)		831,346	834,070
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (n)		1,762,085	1,768,799
TOTAL CANADA			2,602,869
GRAND CAYMAN (UK OVERSEAS TER) - 4.0%
720 East CLO X Ltd Series 2026-10A Class E, CME Term SOFR 3 month Index + 5.5%, 5.5% 10/20/2039 (d)(f)(g)(n)		250,000	250,026
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (f)(g)(n)		16,979,000	16,977,710
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (f)(g)(n)		6,610,000	6,612,485
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (f)(g)(n)		2,407,000	2,410,733
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (f)(g)(n)		18,645,000	18,672,781
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (f)(g)(n)		5,649,000	5,656,078
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (f)(g)(n)		5,730,000	5,752,754
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1592% 7/20/2038 (f)(g)(n)		152,000	153,458
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (f)(g)(n)		13,650,000	13,686,213
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (f)(g)(n)		1,217,172	1,217,445
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (f)(g)(n)		991,000	992,486
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (f)(g)(n)		11,486,000	11,496,728
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.1529% 5/27/2038 (f)(g)(n)		24,607,000	24,689,778
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.0395% 7/17/2038 (f)(g)(n)		17,543,000	17,578,156
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (f)(g)(n)		15,887,000	15,910,831
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(g)(n)		150,000	149,663
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (f)(g)(n)		3,378,000	3,381,702
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (f)(g)(n)		10,519,000	10,532,443
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (f)(g)(n)		125,000	125,044
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (f)(g)(n)		4,428,216	4,431,063
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (f)(g)(n)		14,109,000	14,117,748
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (f)(g)(n)		12,578,000	12,602,099
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 10/20/2038 (f)(g)(n)		12,274,000	12,299,542
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (f)(g)(n)		9,944,000	9,961,163
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (f)(g)(n)		13,148,000	13,173,823
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4832% 4/22/2038 (f)(g)(n)		150,000	150,175
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (n)		1,418,131	1,346,369
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.6029% 3/31/2038 (f)(g)(n)		250,000	250,879
Capital Four US CLO V Ltd Series 2026-5A Class D1, CME Term SOFR 3 month Index + 2.95%, 6.6743% 7/15/2037 (f)(g)(n)		260,000	259,929
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (f)(g)(n)		8,057,000	8,075,515
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (f)(g)(n)		14,344,000	14,362,948
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (f)(g)(n)		22,330,000	22,356,885
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (f)(g)(n)		10,987,000	10,993,307
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (f)(g)(n)		2,472,000	2,478,227
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (d)(g)(n)		12,031,000	12,031,060
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2038 (f)(g)(n)		250,000	250,601
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (f)(g)(n)		28,432,000	28,495,375
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (f)(g)(n)		250,000	253,653
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (f)(g)(n)		11,642,000	11,670,302
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (f)(g)(n)		7,839,000	7,855,768
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (f)(g)(n)		40,416,000	40,467,611
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (f)(g)(n)		16,824,000	16,840,774
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2039 (f)(g)(n)		250,000	250,400
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 4/15/2039 (f)(g)(n)		250,000	253,291
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (f)(g)(n)		6,591,000	6,596,411
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (f)(g)(n)		3,502,000	3,503,691
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (f)(g)(n)		11,493,000	11,495,517
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9732% 11/20/2038 (f)(g)(n)		27,720,000	27,760,471
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (d)(f)(g)(n)		14,628,000	14,628,073
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (f)(g)(n)		12,751,000	12,774,615
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (f)(g)(n)		11,320,000	11,347,281
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (f)(g)(n)		6,387,000	6,392,110
Flatiron RR CLO 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.2292% 10/18/2037 (f)(g)(n)		3,490,000	3,492,663
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (f)(g)(n)		200,000	200,294
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.6292% 4/20/2039 (f)(g)(n)		250,000	250,959
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (n)		10,981,355	10,937,309
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 9.1958% 7/20/2039 (f)(g)(n)		150,000	151,221
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (f)(g)(n)		16,923,000	16,957,269
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (n)		888,271	879,387
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (n)		2,565,195	2,545,941
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.7332% 4/22/2036 (f)(g)(n)		100,000	100,148
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (f)(g)(n)		8,163,000	8,155,033
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1602% 10/25/2037 (f)(g)(n)		2,070,000	2,073,422
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (f)(g)(n)		11,119,000	11,155,826
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (f)(g)(n)		7,916,000	7,920,457
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (f)(g)(n)		6,529,000	6,540,400
Magnetite Ltd Series 2025-51A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.0102% 10/25/2038 (f)(g)(n)		20,000,000	20,007,420
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (f)(g)(n)		2,907,000	2,907,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (f)(g)(n)		3,907,000	3,907,020
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (f)(g)(n)		57,563,000	57,568,296
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (f)(g)(n)		13,668,000	13,680,124
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (f)(g)(n)		13,472,000	13,459,565
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (f)(g)(n)		12,391,000	12,433,749
Navesink CLO 3 Ltd / Navesink CLO 3 LLC Series 2026-3A Class D2R, CME Term SOFR 3 month Index + 4.35%, 8.0358% 7/15/2037 (f)(g)(n)		250,000	250,027
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (f)(g)(n)		5,981,000	5,989,254
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (f)(g)(n)		10,448,000	10,459,775
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (f)(g)(n)		11,163,000	11,125,905
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3337% 1/21/2038 (f)(g)(n)		250,000	250,650
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (f)(g)(n)		12,001,000	12,027,546
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (f)(g)(n)		8,510,000	8,525,667
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (f)(g)(n)		7,599,000	7,618,788
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 10/20/2038 (f)(g)(n)		19,610,000	19,638,376
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (f)(g)(n)		20,500,000	20,511,132
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (f)(g)(n)		14,448,000	14,465,800
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (f)(g)(n)		11,834,000	11,854,544
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (f)(g)(n)		17,500,000	17,521,088
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (f)(g)(n)		27,328,000	27,327,563
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (f)(g)(n)		3,759,000	3,764,988
Palmer Square CLO Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (f)(g)(n)		20,606,000	20,674,000
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (f)(g)(n)		13,063,000	13,090,249
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (f)(g)(n)		11,503,000	11,505,841
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (f)(g)(n)		8,777,643	8,780,066
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (f)(g)(n)		8,289,616	8,282,288
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (f)(g)(n)		25,404,000	25,412,536
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (n)		173,042	170,102
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (n)		250,000	239,990
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (f)(g)(n)		12,088,000	12,101,152
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (f)(g)(n)		4,782,000	4,788,810
RR 45 LTD Series 2026-45A Class A1A, CME Term SOFR 3 month Index + 1.2%, 4.8361% 7/15/2041 (f)(g)(n)		37,882,000	37,865,408
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (f)(g)(n)		4,495,000	4,503,990
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (f)(g)(n)		10,358,000	10,352,210
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (f)(g)(n)		14,990,000	14,994,602
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.565% 4/25/2037 (n)		343,000	335,330
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (f)(g)(n)		7,485,000	7,499,543
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (f)(g)(n)		11,684,000	11,699,388
Sixth Street CLO XVIII Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.2495% 10/17/2038 (f)(g)(n)		19,162,000	19,208,391
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (f)(g)(n)		9,224,000	9,236,572
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (n)		78,362	78,128
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (f)(g)(n)		3,382,000	3,389,197
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (f)(g)(n)		12,000,000	12,011,508
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (d)(f)(g)(n)		12,014,000	12,027,131
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			1,110,874,228
IRELAND - 0.0%
Blackrock European Clo III Designated Activity Co Series 2026-3XR Class ARR, 3 month EURIBOR + 1.27%, 3.64% 10/19/2039 (f)(g)(o)	EUR	900,000	1,045,656
CIFC European Funding CLO I DAC Series 2026-1X Class ARR, 3 month EURIBOR + 1.27%, 3.597% 7/15/2040 (f)(g)(o)	EUR	1,800,000	2,094,900
CVC Cordatus Loan Fund XVII DAC Series 2026-17XR Class ARR, 3 month EURIBOR + 1.27%, 3.82 2/27/2041 (f)(g)(o)	EUR	2,250,000	2,613,489
Jubilee CLO DAC Series 2026-25X Class AR, 3 month EURIBOR + 1.3%, 3.627% 10/15/2039 (f)(g)(o)	EUR	1,125,000	1,308,520
RRE 12 Loan Management DAC Series 2026-12X Class A1RR, 3 month EURIBOR + 1.27%, 3.616% 10/15/2041 (f)(g)(o)	EUR	760,000	884,244
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (n)		2,032,656	2,037,541
TOTAL IRELAND			9,984,350
MULTI-NATIONAL - 0.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (f)(g)(n)		18,222,000	18,257,442
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (f)(g)(n)		3,000,000	2,997,210
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (f)(g)(n)		7,545,000	7,565,688
TOTAL MULTI-NATIONAL			28,820,340
NETHERLANDS - 0.0%
Avoca CLO XIII DAC Series 2026-13X Class ARRR, 3 month EURIBOR + 1.26%, 3.587% 10/15/2039 (f)(g)(o)	EUR	2,100,000	2,442,648
UNITED STATES - 3.4%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (n)		5,947,626	5,933,808
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (n)		4,734,149	4,696,275
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (n)		9,402,065	9,458,934
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (n)		2,882,917	2,900,354
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (n)		20,699,479	20,691,899
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (n)		3,550,000	3,559,409
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (n)		33,195,000	33,215,306
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (n)		8,900,000	8,818,263
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (n)		5,000,000	4,956,687
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (n)		10,350,000	10,266,199
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (n)		10,760,204	10,736,222
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (n)		42,583	42,341
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (n)		32,449	32,226
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (n)		2,502,931	2,508,832
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (n)		309,553	310,472
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (n)		1,965,327	1,965,965
Autonation Finance Trust Series 2026-N1A Class A3, 4.63% 12/16/2030 (n)		2,325,000	2,317,490
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (n)		6,000,000	5,963,722
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A Class A, 5.49% 6/20/2029 (n)		5,150,000	5,199,377
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (n)		4,000,000	3,966,802
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (n)		4,000,000	3,961,496
Balboa Bay Loan Funding Ltd Series 2024-1A Class ERR, CME Term SOFR 3 month Index + 7.15%, 10.8792% 10/20/2035 (f)(g)(n)		200,000	199,773
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (n)		1,929,464	1,908,567
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (n)		8,362,796	8,374,781
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (n)		1,808,585	1,793,572
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037		8,046,000	8,010,782
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (n)		2,006,244	1,982,940
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028		2,175,897	2,177,697
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		647,458	649,830
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029		8,465,000	8,481,956
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		4,400,000	4,396,279
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031		4,400,000	4,387,606
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (n)		28,057	27,861
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (n)		122,241	121,263
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (n)		186,315	184,285
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (n)		1,500,000	1,494,188
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (n)		4,800,000	4,784,660
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (n)		2,500,000	2,524,479
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (n)		3,060,000	2,969,552
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (n)		1,365,000	1,376,328
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (n)		1,000,000	1,032,729
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (n)		15,661,140	15,489,068
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (n)		1,486,140	1,451,317
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (n)		22,098,953	19,352,738
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (n)		22,438,995	21,179,622
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (n)		10,039,138	9,854,922
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (n)		8,143,463	7,910,496
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (n)		10,120,000	9,988,431
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (n)		9,893,000	9,772,313
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (n)		2,225,000	2,208,476
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (n)		273,625	275,008
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (n)		344,004	344,466
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (n)		32,058,700	31,822,318
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (n)		22,853,700	22,734,491
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (n)		8,282,880	7,906,615
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (n)		11,635,963	11,043,541
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (n)		28,839,488	26,171,982
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029		1,952,786	1,953,705
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028		3,786,000	3,784,476
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		1,422,028	1,423,270
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		1,270,000	1,267,439
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030		7,485,000	7,450,121
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (n)		26,212,061	25,927,592
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (n)		13,453,514	13,284,530
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (n)		32,967,005	32,897,556
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (n)		500,000	495,502
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (n)		11,611,000	11,634,180
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (f)(g)(n)		14,490,000	14,528,080
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (f)(g)(n)		8,545,000	8,547,666
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (f)(g)(n)		11,374,000	11,374,000
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (n)		6,800,000	6,793,318
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (n)		6,540,000	6,522,397
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (n)		331,022	331,451
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (n)		2,390,348	2,392,117
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (n)		23,197,735	23,041,649
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (n)		7,063,650	7,011,886
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		1,359,987	1,360,488
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (n)		4,100,000	4,096,142
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (f)(g)(n)		14,346,000	14,353,446
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (n)		182,705	182,983
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (n)		1,744,086	1,746,581
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (n)		7,200,000	7,187,179
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (n)		170,000	172,060
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (n)		465,000	460,645
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (n)		995,000	986,414
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (n)		17,412,233	16,890,201
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (f)(g)(n)		11,964,000	11,979,553
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (f)(g)(n)		14,133,000	14,133,071
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (n)		12,640,000	12,573,487
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (n)		2,600,000	2,589,929
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (n)		5,500,000	5,485,818
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (n)		10,670,000	10,608,597
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (n)		5,900,000	5,859,370
Optn Series 2026-A Class A, 4.32% 1/9/2034 (n)		4,720,000	4,670,609
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (n)		3,324,681	3,332,451
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (n)		9,765,253	9,449,813
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (n)		443,062	448,049
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (n)		8,910,000	8,850,303
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (n)		2,208,470	2,098,854
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (n)		1,605,728	1,480,901
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (n)		8,778,000	8,625,617
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (n)		1,912,069	1,916,896
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (f)(g)(n)		1,698,634	1,694,809
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (g)(n)		648,789	649,560
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (n)		2,471,054	2,474,556
Reprise Personal Loan Securities Series 2026-1 Class A, 5.54% 4/18/2033 (n)		6,043,362	6,044,570
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2023-1A Class B, 5.75% 9/15/2048 (n)		250,000	244,807
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (n)		262,000	254,428
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (n)		5,804,936	5,795,094
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (n)		5,200,000	5,196,003
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (n)		573,505	573,958
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028		809,409	809,535
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (n)		308,000	297,322
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (n)		1,542,818	1,538,782
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (n)		1,800,000	1,773,462
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (n)		14,957,608	14,931,691
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (n)		1,329,727	1,331,840
Sofi Consumer Loan Program Trust Series 2026-2 Class A, 4.27% 3/25/2036 (n)		8,773,546	8,758,324
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A, 4.77% 8/20/2031 (n)		8,400,000	8,387,279
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (n)		15,082,358	14,865,861
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (n)		21,105,083	21,140,753
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (n)		12,042,503	12,024,341
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (n)		8,743,268	8,328,323
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (n)		13,117,358	12,820,648
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (n)		19,236,368	18,626,671
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (n)		950,000	962,061
Taco Bell Fdg LLC Series 2021-1A Class A2I, 1.946% 8/25/2051 (n)		8,308,020	8,199,554
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (n)		22,465,000	21,916,843
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (n)		5,110,552	5,071,982
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (n)		386,000	382,127
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (n)		350,000	347,317
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (f)(g)(n)		803,536	803,537
U S Bank Natl Assn Series 2026-XOV1 Class D, U.S. 30-Day Avg. SOFR Index + 4.75%, 0% 9/25/2033 (f)(g)(n)		250,000	250,000
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (n)		1,050,808	1,043,864
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (n)		2,934,000	2,932,284
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (n)		1,225,000	1,223,136
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (n)		1,000,000	993,310
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (n)		575,000	570,848
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (n)		1,500,000	1,510,741
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (n)		1,606,000	1,634,434
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (n)		460,000	458,153
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (m)(n)		2,515,681	2,507,956
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (g)(n)		3,006,597	3,004,444
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027		22,502	22,509
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (n)		4,500,000	4,496,994
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (n)		763,304	763,632
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (n)		773,830	775,152
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (n)		3,294,607	3,313,577
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (n)		8,815,347	8,744,822
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (n)		4,304,771	4,031,059
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (n)		68,839	69,270
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (n)		8,517,856	8,376,081
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028		220,033	220,569
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027		589,804	589,944
TOTAL UNITED STATES			961,866,220
TOTAL ASSET-BACKED SECURITIES (Cost $2,427,991,593)			2,426,334,183

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9353% 12/13/2029 (f)(g)(h)	792,017	793,704
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9353% 1/22/2031 (f)(g)(h)	131,742	132,012
		925,716
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/20/2030 (f)(g)(h)	5,664,476	5,663,457
TOTAL CONSUMER DISCRETIONARY		6,589,173
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/18/2031 (f)(g)(h)	2,442,800	2,444,339
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7322% 12/12/2031 (f)(g)(h)	3,857,021	3,867,628
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5727% 11/3/2031 (f)(g)(h)	1,989,296	1,978,116
TOTAL HEALTH CARE		5,845,744
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 3/21/2031 (f)(g)(h)	829,816	827,949
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6546% 5/30/2028 (f)(g)(h)	1,607,884	1,519,450
TOTAL CANADA		17,226,655
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (f)(g)(h)(j)	885,542	885,542
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (f)(g)(h)(j)	425,210	425,210

TOTAL COLOMBIA		1,310,752
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (f)(g)(h)	3,412,571	3,411,786
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (f)(g)(h)	1,980,819	1,987,178
Ahlstrom Holding 3 Oy Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2815% 5/23/2030 (f)(g)(h)	551,391	553,161

TOTAL FINLAND		2,540,339
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (f)(g)(h)	12,842,757	13,016,134
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (f)(g)(h)	725,000	727,414
TOTAL FRANCE		13,743,548
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/3/2030 (f)(g)(h)	2,324,175	2,336,168
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/30/2030 (f)(g)(h)	1,754,661	1,762,803

TOTAL GERMANY		4,098,971
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (f)(g)(h)	2,746,365	2,753,231
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0172% 1/9/2032 (f)(g)(h)	2,557,478	2,553,872
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (f)(g)(h)(j)(k)	246,629	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (f)(g)(h)(j)	7,757	7,756
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (f)(g)(h)(j)	17,400	17,400
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (f)(g)(h)(j)	76,607	27,081

TOTAL INDIA		52,237
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (f)(g)(h)	1,499,850	1,472,103
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (f)(g)(h)	103,923	64,302
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (f)(g)(h)	2,532,948	2,161,872
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.843% 1/30/2031 (f)(g)(h)	1,293,488	1,240,132
TOTAL LUXEMBOURG		3,466,306
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (f)(g)(h)	2,636,689	2,639,432
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4799% 10/8/2032 (f)(g)(h)	713,213	713,662
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.213% 7/8/2031 (f)(g)(h)	906,141	909,258
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche NEW HOLDCO, term loan CME Term SOFR 3 month Index + 12%, 12% 8/31/2029 (f)(g)(h)(j)	1,452,614	776,901
Enstall Group BV Tranche REINSTATED TERM 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3322% 8/31/2030 (f)(g)(h)(j)	2,028,397	1,858,499
TOTAL UTILITIES		2,635,400
TOTAL NETHERLANDS		6,897,752
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0029% 1/31/2032 (f)(g)(h)	1,115,000	1,091,171
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.55% 11/17/2031 (f)(g)(h)	3,118,285	3,127,764
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (f)(g)(h)	3,271,800	3,177,736
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (f)(g)(h)	7,378,147	7,240,987

TOTAL SWITZERLAND		10,418,723
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1466% 12/2/2031 (f)(g)(h)	9,478,409	9,513,385
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8009% 7/21/2030 (f)(g)(h)	6,242,158	6,228,487
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (f)(g)(h)	1,221,748	1,218,694
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (f)(g)(h)	3,419,104	3,417,429
TOTAL CONSUMER DISCRETIONARY		10,864,610
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (f)(g)(h)	1,029,825	1,033,254
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (f)(g)(h)	10,090,000	10,124,710
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6853% 1/21/2030 (f)(g)(h)	538,221	540,046
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6525% 10/21/2030 (f)(g)(h)	1,133,726	1,132,149
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9381% 3/15/2032 (f)(g)(h)	2,336,400	2,323,737
TOTAL INDUSTRIALS		3,455,886
TOTAL UNITED KINGDOM		35,531,891
UNITED STATES - 4.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.8201% 7/2/2031 (g)(h)	441,775	453,650
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.9364% 4/3/2031 (f)(g)(h)	2,560,000	2,182,400
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/29/2032 (f)(g)(h)	5,125,000	5,142,374
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (f)(g)(h)	3,160,247	3,164,197
		10,942,621
Entertainment - 0.1%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (f)(g)(h)	7,340,000	7,378,535
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 8/30/2030 (f)(g)(h)	1,727,155	1,731,749
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6519% 10/21/2032 (f)(g)(h)	611,925	611,925
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (f)(g)(h)	7,770,000	7,841,484
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/17/2033 (f)(g)(h)	2,241,937	2,250,345
		19,814,038
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 7/8/2031 (f)(g)(h)	555,667	536,568
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (f)(g)(h)	1,182,961	1,174,089
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.0136% 4/18/2030 (f)(g)(h)	2,094,089	1,745,067
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (f)(g)(h)	9,025,545	8,504,320
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (f)(g)(h)	11,150,962	11,172,706
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2056% 6/16/2032 (f)(g)(h)	4,263,847	4,093,294
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/28/2032 (f)(g)(h)	2,705,250	2,704,925
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/21/2033 (f)(g)(h)	3,240,000	3,247,647
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (f)(g)(h)	461,907	424,668
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9822% 12/31/2030 (f)(g)(h)	1,777,683	1,602,137
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7227% 2/19/2030 (f)(g)(h)	397,060	290,104
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (f)(g)(h)	3,038,252	3,040,773
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 1/31/2029 (f)(g)(h)	5,346,255	5,297,552
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3009% 1/31/2029 (f)(g)(h)	2,550,703	2,534,761
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 1/30/2031 (f)(g)(h)	3,900,000	3,931,005
		49,763,048
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 1/30/2031 (f)(g)(h)	4,695,110	4,720,041
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.061% 7/1/2033 (f)(g)(h)	1,340,000	1,319,900
		6,039,941
TOTAL COMMUNICATION SERVICES		87,096,216
Consumer Discretionary - 0.9%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.907% 2/3/2033 (f)(g)(h)	1,298,563	1,301,004
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 3/3/2028 (f)(g)(h)	2,258,015	1,281,424
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/28/2032 (f)(g)(h)	4,352,275	4,363,156
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/6/2030 (f)(g)(h)	1,641,574	1,646,088
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 3/25/2032 (f)(g)(h)	819,646	819,646
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (f)(g)(h)	840,561	602,203
		10,013,521
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 6/3/2028 (f)(g)(h)	5,196,452	5,013,173
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (f)(g)(h)	1,333,300	1,333,300
		6,346,473
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0575% 11/8/2032 (f)(g)(h)	2,129,482	2,136,317
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (f)(g)(h)	31,090,151	31,212,336
		33,348,653
Distributors - 0.1%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 7/1/2033 (f)(g)(h)	450,000	450,563
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 12/11/2030 (f)(g)(h)	5,176,825	5,115,997
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/29/2032 (f)(g)(h)	6,416,425	6,326,595
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7337% 7/5/2033 (f)(g)(h)	832,102	835,913
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 1% 7/5/2033 (f)(g)(h)(i)	87,898	88,301
Protective Industrial Products Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4087% 5/21/2032 (f)(g)(h)	3,295,485	3,307,085
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 8/1/2030 (f)(g)(h)	1,497,202	1,501,753
		17,626,207
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2056% 7/2/2033 (f)(g)(h)	7,430,000	7,453,703
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 11/2/2029 (f)(g)(h)	3,558,275	3,562,722
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (f)(g)(h)	1,386,525	1,379,592
		12,396,017
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7505% 2/7/2029 (f)(g)(h)	3,603,452	3,615,847
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2030 (f)(g)(h)	467,298	468,176
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2587% 8/5/2033 (f)(g)(h)	1,180,293	1,181,403
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (f)(g)(h)	4,291,075	4,185,600
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2031 (f)(g)(h)	3,821,413	3,674,938
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0625% 11/1/2031 (f)(g)(h)	4,497,954	3,478,043
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0625% 6/29/2029 (f)(g)(h)	779,346	638,900
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (f)(g)(h)	3,909,199	3,931,637
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (f)(g)(h)	21,099,675	21,144,406
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 2/12/2029 (f)(g)(h)	2,830,518	2,836,179
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (f)(g)(h)	6,618,810	6,480,940
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/28/2032 (f)(g)(h)	4,649,480	4,484,423
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2609% 12/4/2031 (f)(g)(h)	1,999,664	2,003,783
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/27/2032 (f)(g)(h)	757,350	760,069
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 1/17/2031 (f)(g)(h)	4,469,008	4,453,500
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 7/18/2033 (f)(g)(h)	4,258,271	4,238,044
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.593% 10/31/2031 (f)(g)(h)	6,079,398	5,868,139
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 4/26/2030 (f)(g)(h)	4,464,519	4,414,293
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3904% 11/5/2031 (f)(g)(h)	2,011,971	2,007,947
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6587% 4/16/2029 (f)(g)(h)	739,208	739,208
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (f)(g)(h)	4,220,173	4,045,289
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 4/1/2031 (f)(g)(h)	2,450,000	2,456,885
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 7/18/2031 (f)(g)(h)	990,163	989,975
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (f)(g)(h)	1,317,257	1,317,257
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 7/2/2032 (f)(g)(h)	3,904,644	3,715,269
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(i)	167,309	159,194
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 3/14/2031 (f)(g)(h)	3,757,659	3,765,287
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5068% 11/21/2031 (f)(g)(h)	2,452,763	2,450,016
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3921% 8/13/2033 (f)(g)(h)	4,355,000	4,364,886
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0723% 9/3/2029 (f)(g)(h)	1,450,039	1,266,435
		105,135,968
Household Durables - 0.0%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.65% 10/24/2031 (f)(g)(h)	1,420,545	1,429,068
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (f)(g)(h)	3,763,221	3,606,407
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (f)(g)(h)	6,178,020	6,140,705
		11,176,180
Specialty Retail - 0.2%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7577% 10/16/2031 (f)(g)(h)	3,911,606	3,916,496
Carvana Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/15/2033 (f)(g)(h)(l)	2,265,000	2,251,795
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (f)(g)(h)	4,175,664	4,113,990
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9556% 6/9/2031 (f)(g)(h)	2,582,025	2,583,109
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (f)(g)(h)	2,231,280	1,722,660
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (f)(g)(h)	877,479	728,308
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (f)(g)(h)	1,092,000	1,090,296
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (f)(g)(h)(j)(k)	1,154	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (f)(g)(h)	2,615,734	2,621,567
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (f)(g)(h)	1,296,750	1,301,289
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 10/20/2028 (f)(g)(h)	3,334,364	3,275,246
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 10/20/2028 (f)(g)(h)	901,209	894,306
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (f)(g)(h)	4,001,425	3,866,377
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.561% 9/4/2029 (f)(g)(h)	10,646,499	9,963,845
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 4/30/2031 (f)(g)(h)	3,775,000	3,799,538
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 10/31/2029 (f)(g)(h)	3,967,109	3,965,126
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 2/10/2033 (f)(g)(h)	1,190,000	1,189,048
		47,282,996
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4837% 8/26/2031 (f)(g)(h)	5,351,620	5,353,279
TOTAL CONSUMER DISCRETIONARY		248,679,294
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7529% 4/1/2032 (f)(g)(h)	1,062,822	1,061,685
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (f)(g)(h)	963,035	673,585
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9322% 1/24/2030 (f)(g)(h)	598,300	225,559
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2322% 1/24/2029 (f)(g)(h)	933,112	945,476
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (f)(g)(h)	5,421,413	5,452,531
		8,358,836
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (f)(g)(h)	3,215,497	2,928,128
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.2043% 9/30/2031 (f)(g)(h)	1,484,888	1,477,463
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (f)(g)(h)	4,160,003	2,810,082
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.002% 4/1/2029 (f)(g)(h)	656,008	655,188
		7,870,861
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 12/23/2030 (f)(g)(h)	1,703,042	1,710,143
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 10/28/2032 (f)(g)(h)	2,174,075	2,181,836
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (f)(g)(h)(j)(k)	944,026	357,531
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 2/12/2031 (f)(g)(h)	2,828,442	2,800,158
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2612% 7/9/2032 (f)(g)(h)	2,762,726	2,776,540
		9,826,208
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5509% 5/17/2028 (f)(g)(h)	2,435,121	2,162,704
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 6/13/2033 (f)(g)(h)	1,085,614	1,091,042
		3,253,746
TOTAL CONSUMER STAPLES		29,309,651
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3921% 7/9/2031 (f)(g)(h)	2,294,138	2,305,241
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3009% 3/31/2028 (f)(g)(h)	4,315,837	4,326,627
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (f)(g)(h)	5,775,205	5,750,892
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7081% 5/17/2032 (f)(g)(h)	1,455,000	1,459,845
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (f)(g)(h)	2,004,536	2,009,547
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/30/2031 (f)(g)(h)	677,121	678,252
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (f)(g)(h)(k)	26,186,139	16,478,675
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9114% 5/25/2029 (f)(g)(h)	2,966,579	2,964,739
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9114% 5/25/2029 (f)(g)(h)	371,072	370,842
TOTAL ENERGY		36,344,660
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/16/2031 (f)(g)(h)	3,845,845	3,786,235
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (f)(g)(h)	7,127,470	7,139,730
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/17/2031 (f)(g)(h)	1,295,588	1,293,969
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/15/2031 (f)(g)(h)	4,442,441	4,387,932
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/5/2031 (f)(g)(h)	2,121,431	2,118,483
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5087% 2/3/2032 (f)(g)(h)	4,510,170	4,498,894
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (f)(g)(h)(i)(l)	223,750	223,191
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 6/30/2033 (f)(g)(h)	3,910,000	3,926,305
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (f)(g)(h)	706,063	707,530
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 12/1/2028 (f)(g)(h)	955,697	958,487
		29,040,756
Financial Services - 0.2%
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4353% 11/5/2032 (f)(g)(h)	2,280,558	2,280,193
Cub Financing Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0087% 8/5/2033 (f)(g)(h)	810,000	813,548
Cyrusone Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7375% 7/8/2033 (f)(g)(h)	1,100,000	1,068,375
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 9/22/2032 (f)(g)(h)	2,044,725	1,635,780
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (f)(g)(h)	1,623,619	1,619,560
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 11/17/2031 (f)(g)(h)	4,412,068	4,306,444
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 7/31/2031 (f)(g)(h)	7,538,164	7,334,031
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 7/31/2031 (f)(g)(h)	1,243,393	1,228,236
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4364% 2/16/2032 (f)(g)(h)	890,000	862,748
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7486% 10/8/2032 (f)(g)(h)	1,401,488	1,402,805
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 8/2/2032 (f)(g)(h)	2,325,209	2,291,795
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (f)(g)(h)(i)	823,901	805,363
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (f)(g)(h)	6,477,446	6,331,704
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5602% 2/20/2030 (f)(g)(h)	1,343,876	1,343,876
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (f)(g)(h)	928,377	928,767
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2031 (f)(g)(h)	2,285,967	2,282,332
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2031 (f)(g)(h)	1,374,446	1,372,412
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (h)(j)	2,582,100	2,596,637
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (f)(g)(h)	10,063,268	10,106,640
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (f)(g)(h)(l)	345,000	346,149
		50,957,395
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 6/21/2032 (f)(g)(h)	5,913,169	4,676,312
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (f)(g)(h)	19,095,356	16,167,465
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/28/2032 (f)(g)(h)	4,654,547	4,544,607
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/19/2031 (f)(g)(h)	4,835,412	4,823,082
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (f)(g)(h)	2,790,148	2,762,274
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (f)(g)(h)	10,097,118	10,002,508
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (f)(g)(h)	4,471,103	4,430,103
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (f)(g)(h)	15,492,466	14,827,529
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3343% 1/20/2029 (f)(g)(h)	3,185,327	3,188,162
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (f)(g)(h)	5,729,556	5,635,019
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (f)(g)(h)	6,585,261	6,600,670
TFP US Financing LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4832% 8/19/2033 (f)(g)(h)	3,070,000	3,020,113
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (f)(g)(h)	4,082,276	4,083,419
		84,761,263
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/16/2033 (f)(g)(h)	1,090,000	1,092,724
TOTAL FINANCIALS		165,852,138
Health Care - 0.5%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (f)(g)(h)	1,355,000	1,353,591
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (f)(g)(h)	5,420,000	5,433,550
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (f)(g)(h)	4,498,725	4,511,681
		11,298,822
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/15/2031 (f)(g)(h)	2,950,680	2,966,909
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (f)(g)(h)	6,925,000	6,824,380
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 8/1/2031 (f)(g)(h)	4,122,648	4,139,138
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.1864% 5/30/2033 (f)(g)(h)	727,664	725,437
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1864% 8/21/2030 (f)(g)(h)	985,452	931,252
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 8/23/2032 (f)(g)(h)	4,653,728	4,503,645
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/30/2031 (f)(g)(h)	1,946,549	1,952,641
		22,043,402
Health Care Providers & Services - 0.2%
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.6864% 9/17/2032 (f)(g)(h)	606,950	608,813
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (f)(g)(h)(j)	262,098	37,978
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1446% 6/30/2031 (f)(g)(h)	3,043,707	3,050,464
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/9/2031 (f)(g)(h)	3,913,320	3,904,749
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/6/2033 (f)(g)(h)	1,155,000	1,159,135
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2227% 8/13/2031 (f)(g)(h)	715,000	717,903
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.9087% 10/1/2032 (f)(g)(h)	910,000	913,940
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 9/24/2031 (f)(g)(h)	4,665,213	4,345,647
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/23/2031 (f)(g)(h)	3,565,178	3,584,680
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.1041% 10/23/2031 (f)(g)(h)(i)	462,304	464,832
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 8/25/2032 (f)(g)(h)	1,729,226	1,734,276
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (f)(g)(h)	2,755,000	2,763,623
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 4/15/2031 (f)(g)(h)	1,971,111	1,977,498
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (f)(g)(h)	189,425	160,064
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6864% 12/12/2030 (f)(g)(h)	3,541,125	3,574,022
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 2/21/2031 (f)(g)(h)	2,628,282	2,630,989
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1881% 12/4/2031 (f)(g)(h)	5,881,688	5,891,394
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (f)(g)(h)	1,929,000	1,920,049
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8201% 10/2/2028 (f)(g)(h)	282,363	283,633
		39,723,689
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/16/2032 (f)(g)(h)	3,080,000	3,076,704
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	265,000	254,151
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4556% 5/1/2031 (f)(g)(h)	8,097,672	7,723,155
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 9/28/2029 (f)(g)(h)	2,067,993	2,050,228
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 11/26/2031 (f)(g)(h)	8,465,554	8,382,846
		21,487,084
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 12/12/2031 (f)(g)(h)	6,442,928	6,467,089
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (f)(g)(h)	20,795,782	20,669,552
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/2/2032 (f)(g)(h)	1,533,422	1,538,528
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4556% 10/31/2032 (f)(g)(h)	706,450	706,097
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 4/23/2031 (f)(g)(h)	3,905,380	3,913,503
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/5/2028 (f)(g)(h)	2,254,890	2,260,392
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/19/2031 (f)(g)(h)	2,920,128	2,916,010
		32,004,082
TOTAL HEALTH CARE		133,024,168
Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (f)(g)(h)	406,721	407,644
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/27/2032 (f)(g)(h)	803,473	804,766
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (f)(g)(h)	1,810,564	1,814,529
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (f)(g)(h)(i)	210,010	210,470
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.061% 4/1/2032 (f)(g)(h)	921,125	923,511
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4025% 2/17/2033 (f)(g)(h)	995,000	996,871
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (f)(g)(h)	1,853,528	1,860,479
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (f)(g)(h)(i)	64,707	64,950
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9364% 3/22/2030 (f)(g)(h)	6,346,733	6,360,251
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1864% 1/19/2032 (f)(g)(h)	3,861,274	3,872,472
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/19/2032 (f)(g)(h)	2,292,675	2,299,920
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (f)(g)(h)	3,047,363	3,055,804
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/5/2033 (f)(g)(h)	1,345,000	1,351,900
		24,023,567
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 10/31/2031 (f)(g)(h)	1,569,871	1,574,863
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 10/31/2031 (f)(g)(h)	597,129	599,028
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 11/23/2028 (f)(g)(h)	1,359,104	1,330,222
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 11/23/2028 (f)(g)(h)	2,011,213	1,987,742
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (f)(g)(h)	1,020,000	1,023,315
STG Distribution LLC Tranche TAKEBACK TL, term loan CME Term SOFR 3 month Index + 6.75%, 10.6299% 6/27/2031 (f)(g)(h)(j)	94,870	94,870
		6,610,040
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/16/2033 (f)(g)(h)	1,557,336	1,561,229
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 9/8/2032 (f)(g)(h)	3,901,118	3,904,863
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (f)(g)(h)	955,563	449,115
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (f)(g)(h)	9,831,382	4,768,220
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (f)(g)(h)	5,950,588	2,681,989
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9364% 5/31/2030 (f)(g)(h)	311,850	312,589
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 8/4/2031 (f)(g)(h)	3,281,755	3,289,960
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (f)(g)(h)	5,462,457	5,457,323
		22,425,288
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 12/21/2028 (f)(g)(h)	8,839,731	8,860,328
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/20/2032 (f)(g)(h)	9,246,534	9,281,024
Allium Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/12/2031 (f)(g)(h)(l)	1,275,000	1,270,219
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 4/1/2033 (f)(g)(h)	870,000	875,438
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1864% 2/15/2031 (f)(g)(h)	9,272,640	7,731,063
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 5/31/2028 (f)(g)(h)	1,451,600	1,454,619
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (f)(g)(h)	11,580,581	9,282,530
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (f)(g)(h)	852,700	480,556
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5174% 7/1/2033 (f)(g)(h)	780,000	780,000
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (f)(g)(h)	17,815,886	12,350,863
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (f)(g)(h)	1,539,346	1,583,125
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/9/2033 (f)(g)(h)	9,550,000	9,550,000
GFL Environmental Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/29/2033 (f)(g)(h)(l)	2,210,000	2,218,288
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (f)(g)(h)	4,024,488	4,032,859
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3966% 12/10/2032 (f)(g)(h)	756,200	757,145
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (f)(g)(h)	2,128,168	2,138,809
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (f)(g)(h)	2,315,251	2,311,269
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (f)(g)(h)	16,880,000	16,825,140
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (f)(g)(h)	3,116,395	3,119,418
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2612% 10/8/2032 (f)(g)(h)	457,700	458,843
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 12/10/2028 (f)(g)(h)	541,486	544,193
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (f)(g)(h)	3,261,209	3,231,304
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 9/10/2032 (f)(g)(h)	1,012,463	1,016,765
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (f)(g)(h)	398,211	345,846
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (f)(g)(h)	416,602	409,312
		100,908,956
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4837% 3/27/2031 (f)(g)(h)	465,782	467,464
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 11/3/2031 (f)(g)(h)	1,696,274	1,701,787
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.3892% 1/27/2033 (f)(g)(h)	1,115,000	1,118,133
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2529% 6/13/2033 (f)(g)(h)	1,763,432	1,762,339
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 1% 6/13/2033 (f)(g)(h)(i)	96,568	96,508
		5,146,231
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 7/16/2032 (f)(g)(h)	1,504,850	1,497,958
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (f)(g)(h)	3,783,500	3,778,203
		5,276,161
Machinery - 0.0%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3921% 1/2/2033 (f)(g)(h)	673,313	673,791
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (f)(g)(h)	917,700	921,141
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (f)(g)(h)	1,452,709	1,457,924
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (f)(g)(h)	1,690,607	1,696,236
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 10/10/2031 (f)(g)(h)	581,730	581,910
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7864% 3/25/2031 (f)(g)(h)	5,695,360	5,715,522
Tulip Holdco DE LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/4/2033 (f)(g)(h)(l)	1,840,000	1,842,300
		12,888,824
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9792% 4/20/2028 (f)(g)(h)	430,056	429,875
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4792% 5/28/2032 (f)(g)(h)	933,188	933,607
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (f)(g)(h)	8,659,000	8,631,984
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (f)(g)(h)	4,388,504	4,375,163
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 2/24/2031 (f)(g)(h)	2,478,482	2,474,765
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (f)(g)(h)	3,395,520	3,407,541
		20,252,935
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 8/12/2032 (f)(g)(h)	1,958,498	1,955,737
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/29/2031 (f)(g)(h)	3,524,481	3,518,314
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 10/30/2031 (f)(g)(h)	517,125	516,158
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 3/9/2033 (f)(g)(h)	538,650	537,303
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 12/29/2028 (f)(g)(h)	3,010,655	1,209,290
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8223% 9/29/2031 (f)(g)(h)	2,396,228	2,393,832
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/30/2031 (f)(g)(h)	1,560,855	1,562,806
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 7/31/2031 (f)(g)(h)	4,238,883	4,237,314
		15,930,754
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2571% 8/6/2030 (f)(g)(h)	885,000	885,372
Carrix Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8102% 7/27/2033 (f)(g)(h)	833,333	832,817
Carrix Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2%, 1% 7/27/2033 (f)(g)(h)(i)	166,667	166,563
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 4/29/2033 (f)(g)(h)	2,845,000	2,848,613
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 6/30/2033 (f)(g)(h)	360,000	361,350
		5,094,715
TOTAL INDUSTRIALS		218,557,471
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 7/1/2033 (f)(g)(h)	1,435,000	1,439,779
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 7/2/2029 (f)(g)(h)	1,282,488	1,284,091
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6864% 7/9/2032 (f)(g)(h)	3,838,093	3,847,688
Dwyer Instruments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2751% 7/25/2033 (f)(g)(h)	2,560,426	2,563,626
Dwyer Instruments LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 1% 7/25/2033 (f)(g)(h)(i)	174,574	174,793
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/30/2031 (f)(g)(h)	1,407,614	1,387,964
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 11/9/2029 (f)(g)(h)	1,129,253	1,120,908
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 8/18/2031 (f)(g)(h)	2,210,650	2,213,413
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6853% 3/17/2032 (f)(g)(h)	777,179	777,824
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2337% 10/1/2032 (f)(g)(h)	1,292,567	1,297,311
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (f)(g)(h)(i)	249,194	250,108
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (f)(g)(h)(i)	169,000	169,622
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (f)(g)(h)	1,131,000	1,135,162
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (f)(g)(h)	3,275,000	3,272,970
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4556% 5/30/2030 (f)(g)(h)	1,296,750	1,294,584
		22,229,843
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 2/3/2031 (f)(g)(h)	3,158,424	3,150,528
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (f)(g)(h)	297,000	267,053
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (f)(g)(h)	8,476,244	8,202,123
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(h)	2,000,000	1,620,000
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9353% 10/31/2030 (f)(g)(h)	2,147,607	2,136,869
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.8227% 3/21/2033 (f)(g)(h)	2,115,000	1,182,645
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0727% 3/22/2032 (f)(g)(h)	6,725,918	5,108,873
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 6/17/2031 (f)(g)(h)	3,889,786	3,843,925
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 2/1/2029 (f)(g)(h)	890,000	665,845
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6727% 2/1/2028 (f)(g)(h)	12,037,955	11,427,751
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/20/2031 (f)(g)(h)	2,879,950	2,873,643
		40,479,255
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3966% 2/4/2033 (f)(g)(h)	704,780	706,365
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5141% 11/1/2032 (f)(g)(h)	3,431,772	3,426,042
		4,132,407
Software - 0.8%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (f)(g)(h)	6,461,122	6,356,129
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6853% 12/11/2028 (f)(g)(h)	8,657,850	8,645,815
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2761% 3/7/2031 (f)(g)(h)	966,882	973,534
Cloud Software Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (f)(g)(h)	7,390,709	7,015,039
Cloud Software Group LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (f)(g)(h)	2,967,581	2,831,814
Coreweave Compute Acquisition Co VIII LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 3.1076% 3/31/2032 (f)(g)(h)(i)	4,041,673	4,021,465
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (f)(g)(h)(i)	10,360,000	10,444,227
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (f)(g)(h)(i)	1,500,000	1,503,750
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9875% 10/9/2031 (f)(g)(h)	6,468,100	6,092,174
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9875% 10/9/2032 (f)(g)(h)	1,875,000	1,618,744
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/4/2033 (f)(g)(h)	8,950,000	8,628,606
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6864% 2/19/2029 (f)(g)(h)	735,000	617,863
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7641% 8/6/2032 (f)(g)(h)	1,161,225	1,152,516
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (f)(g)(h)(j)	2,004,475	1,968,445
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 10/9/2029 (f)(g)(h)	5,068,047	4,952,951
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/30/2031 (f)(g)(h)	3,039,376	2,970,656
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/12/2029 (f)(g)(h)	6,270,380	6,239,028
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/30/2032 (f)(g)(h)	5,171,491	5,043,135
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 7/26/2032 (f)(g)(h)	3,712,659	2,679,315
Lambda Compute II LLC Tranche B-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/31/2030 (f)(g)(h)(l)	1,020,000	1,024,784
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 12/31/2031 (f)(g)(h)	10,498,705	9,757,286
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (f)(g)(h)	9,003,553	8,894,430
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (f)(g)(h)	3,420,000	3,360,150
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0727% 7/1/2031 (f)(g)(h)	9,552,933	9,170,815
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 11.0876% 8/15/2028 (f)(g)(h)	3,119,425	2,118,089
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3892% 11/15/2032 (f)(g)(h)	2,586,838	2,554,502
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (f)(g)(h)	12,427,127	11,499,566
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (f)(g)(h)	2,555,000	1,497,230
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (f)(g)(h)	1,729,999	1,246,464
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 7/16/2031 (f)(g)(h)	2,266,453	2,234,586
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (f)(g)(h)	14,247,650	14,041,629
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5232% 5/15/2028 (f)(g)(h)	3,517,639	3,062,773
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0232% 5/15/2028 (f)(g)(h)	185,786	187,761
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 9/8/2032 (f)(g)(h)	4,462,254	4,477,336
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6864% 4/5/2030 (f)(g)(h)	6,652,297	5,083,486
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2292% 12/19/2030 (f)(g)(h)	1,780,531	1,718,213
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/13/2029 (f)(g)(h)	3,384,150	3,286,010
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/9/2031 (f)(g)(h)	4,370,287	4,370,461
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 2/10/2031 (f)(g)(h)	13,931,246	13,533,927
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 4/14/2031 (f)(g)(h)	3,745,466	3,670,557
		190,545,261
TOTAL INFORMATION TECHNOLOGY		257,386,766
Materials - 0.5%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (f)(g)(h)	6,843,440	6,467,051
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (f)(g)(h)	1,545,289	1,475,751
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 11/24/2028 (f)(g)(h)	2,408,000	1,830,080
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (f)(g)(h)	8,870,149	8,470,992
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (f)(g)(h)	160,769	155,888
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (f)(g)(h)	4,008,162	4,023,914
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (f)(g)(h)	4,732,784	4,743,148
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (f)(g)(h)	3,260,000	3,251,850
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (f)(g)(h)	1,062,338	1,065,663
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3892% 11/1/2030 (f)(g)(h)	1,462,316	1,469,627
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (f)(g)(h)	11,608,655	11,555,023
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (f)(g)(h)	9,444,154	8,986,680
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (f)(g)(h)	14,929,249	14,717,702
Hexion Holdings Corp 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2239% 3/15/2030 (f)(g)(h)	1,837,471	1,696,592
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (f)(g)(h)	7,206,670	7,233,695
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (f)(g)(h)	3,170,000	3,193,775
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 10/29/2032 (f)(g)(h)	1,057,350	1,056,472
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (f)(g)(h)	2,096,473	1,633,676
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2641% 9/30/2031 (f)(g)(h)	1,047,493	1,052,290
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 8/9/2032 (f)(g)(h)	1,627,700	1,632,453
		85,712,322
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/10/2032 (f)(g)(h)	6,042,104	6,047,783
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 3/3/2031 (f)(g)(h)	6,709,789	6,051,425
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9827% 6/9/2031 (f)(g)(h)	6,294,254	6,266,748
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1466% 11/29/2030 (f)(g)(h)	2,220,183	2,225,734
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (f)(g)(h)	15,011,404	14,982,282
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 4/1/2032 (f)(g)(h)	8,824,057	8,690,814
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 1/26/2033 (f)(g)(h)	1,286,775	1,289,683
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3227% 5/1/2031 (f)(g)(h)	1,149,237	1,144,444
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8055% 3/7/2033 (f)(g)(h)	2,330,000	2,320,843
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 4/21/2031 (f)(g)(h)	2,726,433	2,734,803
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 4/9/2033 (f)(g)(h)	5,075,000	5,013,948
		50,720,724
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/23/2032 (f)(g)(h)	1,371,150	1,375,250
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/23/2031 (f)(g)(h)	672,750	672,628
TOTAL MATERIALS		144,528,707
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/31/2030 (f)(g)(h)	1,233,216	1,234,375
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (f)(g)(h)	1,749,473	1,751,660
TOTAL REAL ESTATE		2,986,035
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 4/28/2033 (f)(g)(h)	1,885,275	1,882,259
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (f)(g)(h)	2,633,955	2,632,638
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 1/27/2031 (f)(g)(h)	5,860,784	5,859,847
		10,374,744
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/10/2033 (f)(g)(h)	1,160,000	1,154,490
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/30/2031 (f)(g)(h)	2,295,977	2,288,125
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 7/31/2030 (f)(g)(h)	1,619,075	1,619,172
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (f)(g)(h)	780,000	778,697
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/26/2032 (f)(g)(h)	1,096,233	1,096,825
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (f)(g)(h)	1,505,391	1,509,621
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (f)(g)(h)	3,063,639	3,090,446
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.2509% 11/25/2032 (f)(g)(h)	2,758,675	2,735,833
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4792% 12/15/2031 (f)(g)(h)	517,125	514,953
		14,788,162
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 6/23/2028 (f)(g)(h)	1,549,307	1,545,433
TOTAL UTILITIES		26,708,339
TOTAL UNITED STATES		1,350,473,445
TOTAL BANK LOAN OBLIGATIONS (Cost $1,485,309,741)		1,460,170,546

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (f)(g)	1,750,000	1,783,924
Morgan Stanley Bank NA 4.788% 5/10/2030 (g)	7,044,000	7,009,228

TOTAL UNITED STATES		8,793,152
TOTAL BANK NOTES (Cost $8,794,000)		8,793,152

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (m)(n)	6,864,635	6,858,991
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (g)(n)	1,196,038	1,172,842
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (g)(n)	784,477	722,367
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (n)	1,520,328	1,491,029
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (g)(n)	1,848,352	1,844,024
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (m)(n)	3,321,947	3,290,572
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (g)(n)	775,218	772,490
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (g)(n)	1,573,136	1,557,871
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (n)	7,907,217	7,789,490
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (g)(n)	2,751,776	2,748,549
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	65,296	64,674
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 7/25/2042 (f)(g)	2,359,490	2,342,729
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	89,445	88,296
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	13,216,905	11,233,038
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	5,503,736	5,080,658
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	55,580	55,285
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	22,211	22,091
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	8,902,392	8,002,308
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,772,963	1,603,371
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 7/25/2049 (f)(g)	10,685,247	10,532,102
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2577% 12/25/2049 (f)(g)	1,246,820	1,230,176
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	3,268,924	3,148,176
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,031,709	2,692,186
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	321,106	269,386
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	341,243	286,280
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	297,379	254,933
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	869,461	707,113
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	283,650	246,647
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,229,943	1,076,142
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	811,739	709,549
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	7,366,898	6,462,443
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	436,971	380,283
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	251,889	231,326
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	364,085	330,493
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	5,956,488	5,420,686
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	1,256,728	1,138,957
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	242,675	228,327
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	498,988	458,824
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	3,847,529	3,677,120
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	480,899	451,268
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	522,449	489,696
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	162,298	148,355
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,006,761	2,702,817
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	931,171	900,358
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,184,975	1,054,812
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,894,432	2,548,803
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	2,145,405	2,069,378
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	320,316	280,357
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	1,380,061	1,234,297
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	180,359	175,218
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	585,298	503,394
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,307,472	1,162,518
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (f)(g)	6,221,982	6,145,385
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (f)(g)	12,572,364	12,417,590
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (f)(g)	6,967,164	6,895,387
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (f)(g)	18,210,848	17,986,397
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	913,930	899,355
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	355,718	326,809
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,152,845	1,038,183
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,930,600	1,580,461
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (f)(g)	8,649,091	8,784,960
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (f)(g)	9,266,707	9,417,751
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (f)(g)	797,990	810,521
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (f)(g)	989,375	999,540
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (f)(g)	2,119,619	2,134,390
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (f)(g)	7,785,618	7,813,793
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,518,489	1,408,153
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,075,482	1,010,690
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	789,483	725,838
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	880,889	813,251
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (f)(g)	5,316,143	5,344,365
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 3/25/2055 (f)(g)	13,350,383	13,422,138
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 2/25/2055 (f)(g)	10,332,864	10,334,147
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (f)(g)	3,803,701	3,816,942
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (f)(g)	4,596,637	4,628,834
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (f)(g)	5,500,237	5,536,334
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (f)(g)	3,921,155	3,947,547
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (f)(g)	4,292,846	4,308,195
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	785,459	786,499
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	871,495	825,369
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	596,145	580,785
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	424,279	389,663
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	11,873,722	9,317,589
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	341,523	297,483
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	247,882	217,177
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	348,198	303,685
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	369,047	320,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	241,043	239,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	133,389	119,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	350,081	277,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	2,862,172	2,359,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	744,913	635,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,750,110	1,315,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	5,440,488	4,476,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	917,578	820,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	897,827	794,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	228,579	192,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	934,732	836,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	298,213	257,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	290,913	247,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	774,955	677,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	346,847	302,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,571,189	1,350,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	974,637	858,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	644,560	563,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	309,140	277,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,139,606	1,867,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	200,067	174,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	468,302	409,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	190,666	170,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	392,687	343,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	372,912	321,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	10,094,300	8,872,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	392,689	343,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	144,520	129,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	588,260	530,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	918,407	789,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,087,588	2,806,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	211,253	193,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	764,508	702,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	154,952	139,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	232,452	208,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	335,863	316,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	623,631	583,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,111,287	1,041,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	466,740	441,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	662,362	623,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	284,858	283,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (f)(g)	1,827,478	1,807,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	583,608	578,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (f)(g)	2,453,741	2,494,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (f)(g)	3,278,411	3,294,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (f)(g)	7,358,493	7,388,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (f)(g)	3,123,126	3,117,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (f)(g)	5,845,741	5,874,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (f)(g)	8,056,721	8,084,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (f)(g)	10,784,363	10,864,853
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (m)(n)	643,077	632,710
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (g)(n)	4,791,494	4,763,379
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (g)(n)	2,010,818	2,007,696
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (n)	1,284,225	1,184,619
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (g)(n)	932,439	876,010
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (g)(n)	1,630,556	1,627,312
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (g)(n)	1,274,365	1,266,290
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (g)(n)	2,344,911	2,324,360
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (n)	226,275	211,093
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (n)	832,584	759,010
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (n)	5,905,272	5,694,507
OBX Series 2026-NQM11 Class A1FC, 5.592% 6/25/2066 (g)(n)	2,864,974	2,864,827
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (m)(n)	1,345,045	1,335,001
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (g)(n)	2,150,629	2,117,316
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (g)(n)	6,041,082	6,003,309
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (n)	128,716	127,747
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (g)(n)	3,942,978	3,865,584
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (g)(n)	2,343,689	2,290,315
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (g)(n)	6,915,938	6,777,231
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (g)(n)	4,496,875	4,404,686
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (n)	443,030	442,962
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (g)(n)	2,822,801	2,800,286
PRET LLC Series 2026-RN4 Class A1, 5.8032% 8/25/2056 (g)(n)	4,553,255	4,553,246
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (m)(n)	3,181,010	3,074,206
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (n)	8,130,648	7,848,365
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (g)(n)	1,613,485	1,608,744
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (n)	482,892	475,868
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (g)(n)	360,834	353,126
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (g)(n)	5,712,234	5,569,208
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (g)(n)	2,925,051	2,838,780
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (n)	4,069,783	4,040,139
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (g)(n)	3,141,580	3,129,889
PRPM LLC Series 2026-RCF5 Class A1, 5.56% 8/25/2056 (m)(n)	5,200,000	5,185,175
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (m)(n)	3,105,320	3,073,513
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (n)	2,180,427	2,158,720
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (g)(n)	4,479,651	4,459,544
RCO Series 2026-3 Class A1, 5.724% 7/25/2031 (m)(n)	5,264,262	5,202,861
Towd Point Mortgage Trust Series 2015-6 Class B1, 3.7947% 4/25/2055 (g)(n)	4,700,000	4,539,890
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (n)	996,050	927,217
Towd Point Mortgage Trust Series 2026-2 Class A1A, 4.5319% 7/20/2066 (g)(n)	7,448,634	7,289,489
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (n)	2,897,856	2,889,291
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (g)(n)	2,431,254	2,421,823
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (m)(n)	8,044,047	8,030,558
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (m)(n)	2,586,574	2,574,511
Verus Securitization Trust Series 2026-R6 Class A1FC, 5.765% 7/25/2068 (g)(n)	8,409,332	8,424,107
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (g)(n)	1,822,742	1,805,983
TOTAL UNITED STATES		483,778,012
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $481,517,306)		483,778,012

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (n)	818,000	780,612
UNITED STATES - 5.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (f)(g)(n)	16,580,000	16,662,900
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 2/15/2043 (f)(g)(n)	660,000	661,238
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (f)(g)(n)	5,557,000	5,563,946
ARES Commercial Mortgage Trust Series 2026-RTL Class E, CME Term SOFR 1 month Index + 0%, 6.35% 8/15/2043 (f)(g)(n)	345,000	345,647
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1892% 4/15/2042 (f)(g)(n)	1,351,000	1,351,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6782% 10/15/2034 (f)(g)(n)	421,000	423,301
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (n)	344,055	342,006
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (n)	111,000	108,396
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	239,402	235,802
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.7615% 7/15/2049 (g)	1,200,000	1,160,952
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	565,000	498,816
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,682,604
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	281,250	280,128
BANK Series 2017-BNK9 Class A4, 3.538% 11/15/2054	11,590,051	11,414,554
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,982,941	1,948,794
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	219,862	218,491
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (g)	1,340,000	1,217,004
BANK Series 2018-BN14 Class A3, 3.966% 9/15/2060	3,600,000	3,540,308
BANK Series 2019-BN18 Class A3, 3.325% 5/15/2062	1,900,000	1,822,187
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	783,362	764,326
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	61,556	59,825
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	104,884
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	198,222	192,247
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063	774,667	684,978
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	418,381
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (g)(u)	8,746,150	294,397
BANK Series 2022-BNK39 Class C, 3.268% 2/15/2055 (g)	466,000	391,164
BANK Series 2022-BNK44 Class A5, 5.923% 11/15/2055 (g)	7,185,000	7,362,373
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (g)	305,000	306,904
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	2,365,000	2,415,836
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (g)	925,000	886,426
Bank Series 2026-BNK52 Class C, 6.2944% 5/15/2069 (g)	645,000	631,123
BANK5 Series 2024-5YR10 Class C, 5.743% 10/15/2057 (g)	780,000	761,070
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (g)	275,000	275,686
BANK5 Series 2024-5YR12 Class C, 6.3016% 12/15/2057 (g)	355,000	356,171
BANK5 Series 2025-5YR14 Class XA, 1.1999% 4/15/2058 (g)(u)	31,441,868	967,598
BANK5 Series 2025-5YR14 Class XB, 0.2712% 4/15/2058 (g)(u)	78,532,000	855,198
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	540,000	523,943
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (g)(n)	1,220,000	1,020,480
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	7,400,000	7,489,068
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (g)	275,000	266,986
BANK5 Series 2026-5YR23 Class C, 6.054% 7/15/2059	575,000	565,343
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (n)	15,492,649	15,238,170
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,539,239
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5802% 4/15/2053 (g)	439,000	372,897
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	268,954
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (g)	250,000	231,643
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1302% 11/15/2056 (g)	489,000	473,371
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	137,336
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	242,259
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (n)	1,035,000	804,368
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	810,000	775,579
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	259,629
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (g)(n)	509,000	480,306
BBCMS Mortgage Trust Series 2025-5C34 Class C, 7.0332% 5/15/2058 (g)	1,892,000	1,929,857
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (g)	1,511,000	1,493,366
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (g)(n)(u)	25,300,000	880,855
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (g)	2,059,000	2,016,987
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (n)	184,000	145,410
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1141% 7/15/2058 (g)	490,000	475,023
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9062% 12/15/2058 (g)	650,000	627,165
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	3,600,000	3,635,247
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (n)	145,000	123,896
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	124,819
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	2,871,500	2,828,715
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	309,660	305,311
Benchmark Mortgage Trust Series 2020-B21 Class A4, 1.7044% 12/17/2053	2,450,000	2,180,146
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	469,074
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (g)(n)	575,000	559,906
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (g)(n)	631,000	611,611
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3429% 7/15/2054 (g)(u)	3,969,693	160,961
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	476,980
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.6133% 3/15/2055 (g)	1,000,000	782,131
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.4419% 5/15/2055 (g)	500,000	423,767
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	1,159,000	1,149,644
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	5,000,000	5,070,285
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (g)	640,000	642,002
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	780,000	757,079
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4882% 8/15/2058 (g)(u)	48,068,000	601,869
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.9741% 8/15/2058 (g)(n)(u)	10,228,000	610,377
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2787% 11/15/2041 (f)(g)(n)	1,621,000	1,625,053
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3281% 7/15/2039 (f)(g)(n)	1,511,005	1,512,870
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (f)(g)(j)(n)	6,190,875	6,198,613
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.2296% 3/15/2041 (f)(g)(n)	380,509	381,460
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3249% 9/15/2054 (g)	2,800,000	2,826,506
BMO Mortgage Trust Series 2023-C4 Class C, 5.8619% 2/15/2056 (g)	710,989	685,581
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (g)	455,000	460,626
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (g)	200,000	201,622
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (g)	212,000	201,521
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (g)	586,000	587,231
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (g)(u)	37,800,000	818,461
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (g)(u)	26,292,000	766,288
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	2,900,000	2,848,384
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7065% 4/15/2058 (g)(u)	17,587,961	394,190
BMO Mortgage Trust Series 2025-C12 Class C, 6.6106% 6/15/2058 (g)	1,835,000	1,798,226
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (g)	997,000	932,357
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059	415,000	390,683
BMO Mortgage Trust Series 2026-C15 Class C, 6.362% 8/15/2059 (g)	380,000	377,653
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (f)(g)(n)	4,493,000	4,495,797
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (f)(g)(n)	2,218,000	2,218,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (f)(g)(n)	1,569,000	1,569,490
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0283% 6/15/2041 (f)(g)(n)	1,474,000	1,470,058
BOS Trust Series 2026-LYRK Class C, 5.7033% 5/11/2041 (g)(n)	1,500,000	1,468,167
BOS Trust Series 2026-LYRK Class D, 6.3937% 5/11/2041 (g)(n)	415,000	404,689
BOS Trust Series 2026-LYRK Class E, 7.7789% 5/11/2041 (g)(n)	145,000	143,412
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (g)(n)	20,712,000	20,687,150
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (g)(n)	8,900,000	8,939,584
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (g)(n)	1,771,000	1,786,291
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (g)(n)	1,414,000	1,447,846
BPR Commercial Mortgage Trust Series 2025-STAR Class C, 5.8653% 11/5/2042 (g)(n)	1,450,000	1,405,562
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (g)(n)	1,460,000	1,495,525
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (g)(n)	268,000	268,932
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (g)(n)	156,000	149,225
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.28% 11/15/2042 (f)(g)(n)	1,143,000	1,133,498
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8277% 11/15/2042 (f)(g)(n)	1,429,000	1,417,419
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (f)(g)(n)	8,765,000	8,775,956
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.4892% 6/15/2039 (g)(n)	685,000	688,853
BWAY Mortgage Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (g)(n)	2,668,000	2,731,608
BX 2019 Trust Series 2019-OC11 Class D, 3.944% 12/9/2041 (g)(n)	500,000	470,277
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (g)(n)	5,460,000	4,936,635
BX 2019 Trust Series 2019-OC11 Class XA, 0.742% 12/9/2041 (g)(n)(u)	104,100,000	2,130,656
BX 2021 Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.9645%, 5.6045% 2/15/2036 (f)(g)(n)	875,000	873,971
BX 2021 Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.3645%, 6.0045% 2/15/2036 (f)(g)(n)	640,500	639,746
BX 2021 Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.4045% 2/15/2036 (f)(g)(n)	275,100	274,776
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5286% 6/15/2041 (f)(g)(n)	2,494,700	2,457,279
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5771% 6/15/2041 (f)(g)(n)	2,878,500	2,835,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (f)(g)(n)	19,832,000	19,781,240
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6392% 2/15/2035 (g)(n)	1,455,000	1,454,988
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3392% 2/15/2035 (f)(g)(n)	2,187,000	2,180,962
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (f)(g)(j)(n)	36,632,204	36,563,691
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (f)(g)(n)	4,468,894	4,457,722
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (f)(g)(n)	6,295,588	6,289,742
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5805% 3/15/2030 (f)(g)(n)	2,551,588	2,554,777
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8299% 3/15/2042 (f)(g)(n)	1,717,000	1,693,391
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5789% 3/15/2042 (f)(g)(n)	1,704,000	1,671,723
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.5488% 3/11/2044 (g)(n)	4,280,000	3,948,638
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (g)(n)	1,861,000	1,678,847
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (f)(g)(n)	22,547,180	22,575,365
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.1311% 4/15/2040 (f)(g)(n)	898,831	899,955
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3294% 4/15/2040 (f)(g)(n)	2,644,361	2,644,361
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (f)(g)(n)	235,490	234,323
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (f)(g)(n)	1,917,000	1,893,831
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (f)(g)(n)	210,000	206,713
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (f)(g)(n)	220,000	214,468
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (g)(n)	28,186,000	25,998,081
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9035% 2/15/2038 (f)(g)(n)	1,005,140	1,000,790
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3535% 2/15/2038 (f)(g)(n)	1,249,613	1,243,870
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (f)(g)(j)(n)	472,390	472,538
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.4295% 10/15/2041 (f)(g)(n)	599,488	602,485
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7284% 8/15/2041 (f)(g)(n)	2,462,907	2,476,760
BX Commercial Mortgage Trust Series 2024-AIRC Class E, CME Term SOFR 1 month Index + 3.8381%, 7.4773% 8/15/2041 (f)(g)(n)	3,160,518	3,162,454
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2301% 11/15/2041 (f)(g)(n)	165,688	166,258
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1787% 11/15/2041 (f)(g)(n)	1,949,271	1,954,521
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (f)(g)(n)	21,241,505	21,281,333
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (g)(n)	10,160,639	10,176,515
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3275% 5/15/2041 (f)(g)(n)	700,000	699,479
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 2/15/2039 (f)(g)(n)	885,455	888,775
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3775% 2/15/2039 (f)(g)(n)	885,455	881,721
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (g)(n)	110,000	105,874
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (g)(n)	411,000	395,921
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (g)(n)	4,354,000	4,276,476
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2276% 3/15/2034 (f)(g)(n)	319,950	313,938
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (f)(g)(n)	18,274,571	18,314,546
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 3/15/2041 (f)(g)(n)	2,187,150	2,200,820
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3276% 3/15/2041 (f)(g)(n)	1,750,000	1,750,896
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.3822% 4/15/2040 (f)(g)(n)	8,093,076	8,103,192
BX Commercial Mortgage Trust Series 2026-AHP Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 6/15/2043 (f)(g)(n)	1,000,000	1,001,875
BX Commercial Mortgage Trust Series 2026-VLT10 Class D, 7.0959% 7/13/2058 (g)(n)	822,000	782,156
BX Commercial Mortgage Trust Series 2026-VLT10 Class E, 7.5709% 7/13/2058 (g)(n)	1,095,000	1,055,543
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (f)(g)(n)	18,011,039	18,022,296
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (f)(g)(j)(n)	2,379,359	2,385,308
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 3/15/2043 (f)(g)(j)(n)	1,546,544	1,554,276
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2043 (f)(g)(n)	763,281	768,524
BX Series 2026-CLS Class D, 7.0892% 5/15/2043 (g)(n)	1,645,000	1,655,194
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (g)(n)	21,005,000	21,057,513
BX Series 2026-ORBT Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 7/15/2043 (f)(g)(n)	1,585,000	1,588,962
BX Series 2026-ORBT Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 7/15/2043 (f)(g)(n)	4,040,000	4,047,504
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (g)(n)	8,328,000	7,756,363
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0485% 11/15/2038 (f)(g)(n)	730,973	729,616
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (f)(g)(j)(n)	842,800	843,327
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (f)(g)(j)(n)	190,399	190,578
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (f)(g)(n)	159,599	159,895
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.6262% 4/15/2037 (f)(g)(j)(n)	960,400	962,801
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.3392% 1/15/2039 (f)(g)(j)(n)	700,000	699,781
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9382% 1/15/2039 (f)(g)(n)	980,000	978,754
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (f)(g)(n)	16,089,189	16,114,328
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (f)(g)(n)	1,110,200	1,112,976
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (f)(g)(j)(n)	921,900	924,204
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3278% 4/15/2041 (f)(g)(n)	1,400,000	1,413,492
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5794% 11/15/2041 (f)(g)(n)	155,400	155,885
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5779% 11/15/2041 (f)(g)(n)	744,800	743,786
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (f)(g)(j)(n)	13,649,957	13,675,552
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (f)(g)(n)	3,234,700	3,242,787
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7788% 2/15/2039 (f)(g)(n)	185,500	186,543
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8273% 2/15/2039 (f)(g)(n)	2,594,900	2,594,403
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (f)(g)(n)	1,838,200	1,842,221
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (f)(g)(n)	2,440,900	2,450,053
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5892% 6/15/2040 (f)(g)(n)	168,104	168,301
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.24% 10/15/2042 (f)(g)(n)	2,735,000	2,733,991
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (f)(g)(n)	4,323,000	4,331,106
BX Trust Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.0892% 6/15/2035 (f)(g)(n)	1,344,000	1,347,360
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 6/15/2035 (f)(g)(n)	1,828,000	1,816,749
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3892% 12/15/2044 (f)(g)(n)	1,350,000	1,346,418
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (g)(n)	18,320,000	18,365,800
BX Trust Series 2026-ALOHA Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 4/15/2043 (f)(g)(n)	875,000	875,000
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5392% 2/15/2036 (f)(g)(n)	675,000	673,317
BX Trust Series 2026-CART Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 2/15/2036 (f)(g)(n)	655,000	655,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (f)(g)(n)	15,645,730	15,665,288
BX Trust Series 2026-CIP Class D, 5.7392% 5/15/2038 (g)(n)	535,456	538,969
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 5/15/2038 (f)(g)(n)	625,488	629,984
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (f)(g)(n)	10,710,000	10,716,694
BX Trust Series 2026-LBTY Class E, CME Term SOFR 1 month Index + 2.65%, 6.3% 8/15/2048 (f)(g)(n)	1,698,000	1,699,037
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (g)(n)	23,165,428	23,237,821
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 4/15/2043 (f)(g)(j)(n)	2,763,804	2,782,805
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8392% 4/15/2043 (f)(g)(j)(n)	4,106,081	4,136,876
BX Trust Series 2026-LP3 Class F, CME Term SOFR 1 month Index + 3.9%, 7.5392% 4/15/2043 (f)(g)(n)	411,103	412,131
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 5/15/2043 (f)(g)(n)	665,000	668,533
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4392% 4/15/2041 (f)(g)(n)	1,860,000	1,872,783
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6585% 2/15/2039 (f)(g)(n)	550,000	540,203
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (g)(n)	18,450,000	18,247,991
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (n)(u)	111,200,000	615,681
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (n)	1,912,822	1,443,744
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	3,852,757	3,828,151
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3892% 10/15/2037 (f)(g)(n)	604,225	605,186
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	413,706	399,239
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 4.0352% 7/10/2049 (g)	995,000	933,210
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (g)(n)	625,000	562,441
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (g)(n)	1,025,000	893,264
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	776,048	745,682
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (g)(n)	1,012,000	1,020,813
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 6/12/2040 (g)(n)	1,343,000	1,328,414
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 6/12/2040 (g)(n)	2,579,000	2,523,983
COMM Mortgage Trust Series 2014-UBS5 Class C, 4.7217% 9/10/2047 (g)	658,000	612,006
COMM Mortgage Trust Series 2015-CR22 Class C, 3.5863% 3/10/2048 (g)	1,635,000	1,495,535
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (g)	2,150,000	2,052,154
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2787% 2/10/2048 (g)	1,150,000	1,009,113
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4215% 2/10/2048 (g)	372,184	351,110
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,904,000	1,888,106
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	175,829	175,269
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (g)	121,000	114,599
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (g)	1,500,000	1,383,153
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7394% 9/10/2050 (g)	278,000	265,374
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (g)(n)	2,430,000	2,437,662
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (g)(n)	685,000	668,132
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	211,561
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5277% 8/15/2041 (f)(g)(n)	2,274,000	2,267,138
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (g)(n)	100,000	84,829
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2503% 6/15/2050 (g)	801,000	727,009
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	6,038	6,025
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,185,265
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 5.937% 12/15/2030 (f)(g)(n)	809,000	728,021
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (n)	150,000	140,180
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (g)(n)	1,310,000	1,168,184
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (g)(n)	1,430,000	1,400,477
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (g)(n)	1,600,000	1,561,478
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (g)(n)	1,325,000	1,295,298
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class F, 7.4518% 2/10/2043 (g)(n)	420,000	411,320
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	10,511,000	10,438,953
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	435,647	433,868
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,025,000	1,810,974
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	353,153
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	749,000	632,214
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3557% 8/10/2044 (g)(n)	1,391,486	1,356,574
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6392% 3/15/2034 (f)(g)(n)	2,250,000	2,255,817
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (g)(n)	1,071,000	1,072,605
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.7892% 1/15/2041 (g)(n)	120,000	119,518
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (g)(n)	500,000	497,460
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (g)(n)	2,500,000	2,474,838
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (g)(n)	825,000	788,545
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (g)(n)	8,502,000	8,298,856
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (g)(n)	390,000	382,238
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (g)(n)	2,620,000	2,587,314
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (g)(n)	391,000	391,354
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (g)(n)	330,000	330,721
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (g)(n)	100,000	100,213
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (f)(g)(n)	15,080,000	15,098,850
EQT Trust Series 2026-IND1 Class E, CME Term SOFR 1 month Index + 2.7%, 6.35% 7/15/2041 (f)(g)(n)	1,325,000	1,330,797
Estn Series 2026-TOWN Class B, 5.7377% 5/12/2046 (g)(n)	1,000,000	986,818
Estn Series 2026-TOWN Class C, 5.746% 5/12/2046 (g)(n)	1,355,000	1,343,088
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (f)(g)(n)	23,520,846	23,564,948
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (f)(g)(n)	4,186,156	4,199,187
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (f)(g)(n)	2,040,512	2,050,715
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9892% 10/15/2042 (f)(g)(n)	903,178	912,209
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7392% 10/15/2042 (f)(g)(n)	903,178	912,209
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (f)(g)(j)(n)	22,925,504	22,939,832
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (f)(g)(j)(n)	2,353,544	2,359,428
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (f)(g)(j)(n)	6,281,114	6,308,594
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 2/15/2043 (f)(g)(n)	1,677,087	1,689,666
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3892% 2/15/2043 (g)(n)	1,339,796	1,351,519
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 12/15/2039 (f)(g)(n)	1,428,000	1,438,710
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2892% 12/15/2039 (f)(g)(n)	1,554,000	1,572,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,428,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,586,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (f)(g)	7,452,518	7,435,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)	4,100,000	4,037,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)	2,800,000	2,751,532
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)	3,400,000	3,353,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,449,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)	7,600,000	7,473,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (f)(g)	5,791,298	5,787,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)	1,100,000	1,081,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)	2,600,000	2,539,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (g)	23,283,044	23,244,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (f)(g)	14,485,395	14,466,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (f)(g)	5,222,988	5,216,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (f)(g)	6,994,824	6,985,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (f)(g)	14,297,216	14,289,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (f)(g)	4,499,758	4,494,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (g)	10,798,609	10,798,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1198% 11/25/2030 (g)	13,595,837	13,590,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (f)(g)	15,190,565	15,194,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (g)	7,799,688	7,799,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (f)(g)	11,899,562	11,948,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (f)(g)	24,589,510	24,596,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (f)(g)	10,699,668	10,699,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (f)(g)	11,900,000	11,894,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (f)(g)	24,580,000	24,579,912
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (g)(n)	500,000	501,521
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2517% 8/10/2044 (g)(n)	1,499,394	1,452,701
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	131,633	130,575
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	233,790	232,985
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,628,281
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (n)	115,000	98,572
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.7085% 9/10/2052 (g)	2,126,000	1,753,801
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (g)(n)	1,055,000	922,954
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (g)(n)	438,000	354,681
GS Mortgage Securities Trust Series 2020-GC47 Class A4, 2.1245% 5/12/2053	18,487,000	16,813,790
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (g)(n)	848,000	842,245
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2888% 11/25/2041 (f)(g)(n)	1,260,000	1,255,605
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 7/15/2040 (f)(g)(n)	385,000	383,943
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7892% 7/15/2040 (f)(g)(n)	2,364,000	2,348,100
GSMS Series 2026-DAWN Class B, 6.5732% 4/10/2043 (g)(n)	303,343	299,981
GSMS Series 2026-DAWN Class C, 7.0856% 4/10/2043 (g)(n)	223,778	221,335
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (f)(g)(j)(n)	2,620,000	2,618,363
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (g)(n)	3,100,000	3,096,235
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (g)(n)	1,000,000	997,644
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (g)(n)	3,000,000	2,984,018
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (g)(n)	7,259,000	7,151,238
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.489% 3/15/2042 (f)(g)(n)	2,094,000	2,082,526
IP Mortgage Trust Series 2025-IP Class F, 7.7123% 6/10/2042 (g)(n)	2,244,000	2,272,015
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class C, CME Term SOFR 1 month Index + 2.542%, 6.182% 3/15/2040 (f)(g)(n)	748,000	751,273
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class D, CME Term SOFR 1 month Index + 3.041%, 6.681% 3/15/2040 (f)(g)(n)	1,294,400	1,303,299
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (n)	385,000	362,666
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)(n)	50,000	30,954
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(n)	76,000	34,116
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (g)(n)	1,060,000	970,756
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (g)(n)	629,818	561,493
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (g)(n)	1,346,000	1,336,052
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (g)(n)	675,000	664,308
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.5097% 2/15/2047 (g)	628,000	612,526
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class D, 4.4769% 8/15/2047 (g)(n)	542,878	528,258
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4959% 1/15/2048 (g)(n)	2,260,000	2,022,700
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.4882% 12/15/2049 (g)	275,000	244,558
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2042 (f)(g)(n)	578,378	579,684
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.2802% 10/15/2041 (f)(g)(n)	674,683	677,423
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (f)(g)(n)	11,116,000	11,116,000
LBA Trust Series 2026-LBA6 Class B, CME Term SOFR 1 month Index + 1.35%, 5% 7/15/2043 (f)(g)(j)(n)	10,000,000	10,000,000
LBA Trust Series 2026-LBA6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.25% 7/15/2043 (f)(g)(n)	16,880,000	16,880,000
LBA Trust Series 2026-LBA6 Class D, CME Term SOFR 1 month Index + 2%, 5.6392% 7/15/2043 (f)(g)(n)	1,659,000	1,659,000
LBA Trust Series 2026-LBA6 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 7/15/2043 (f)(g)(n)	535,000	535,667
LBA Trust Series 2026-LBA6 Class F, CME Term SOFR 1 month Index + 3.95%, 7.6% 7/15/2043 (f)(g)(n)	455,000	454,995
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (f)(g)(n)	7,860,000	7,398,225
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (f)(g)(n)	1,986,000	1,735,268
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (f)(g)(n)	1,113,000	894,574
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (f)(g)(j)(n)	1,354,000	878,407
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (f)(g)(n)	24,564	24,000
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (f)(g)(n)	224,000	214,838
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (f)(g)(n)	195,300	183,886
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (g)(n)	318,000	314,181
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (n)	300,000	300,915
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.2498% 1/15/2039 (f)(g)(n)	2,952,000	2,951,078
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8984% 1/15/2039 (f)(g)(n)	1,748,000	1,747,454
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5967% 1/15/2027 (f)(g)(n)	913,600	914,605
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (f)(g)(n)	5,800,000	5,789,166
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 9/15/2040 (f)(g)(n)	907,000	909,173
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 9/15/2040 (f)(g)(n)	1,080,000	1,082,925
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 9/15/2040 (f)(g)(n)	2,365,000	2,369,478
MLTI Trust Series 2026-MLTI Class D10, CME Term SOFR 1 month Index + 2.15%, 5.7892% 6/15/2039 (f)(g)(n)	2,535,000	2,539,012
MLTI Trust Series 2026-MLTI Class E10, CME Term SOFR 1 month Index + 3%, 6.6392% 6/15/2039 (f)(g)(n)	1,103,000	1,102,991
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	450,000	441,605
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class C, 4.558% 5/15/2050	354,000	331,362
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class C, 6.283% 8/15/2059 (g)	385,000	383,428
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0272% 5/15/2048 (g)	455,723	442,033
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0272% 5/15/2048 (g)	716,000	665,923
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8734% 11/15/2049 (g)	962,000	864,239
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,285,332	1,271,213
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,184,564
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	245,932
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	970,598
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (n)	307,836	255,016
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,191,044
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	181,703
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,396,665
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (f)(g)(n)	700,000	435,743
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	230,655
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (n)	1,507,432	1,556,139
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8528% 5/5/2029 (g)(n)(u)	15,576,761	324,855
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (g)(n)	349,000	332,726
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4532% 9/24/2057 (g)(n)	376,000	353,155
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (g)	1,000,000	965,908
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8689% 12/15/2056 (g)	64,000	66,962
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0109% 12/15/2056 (g)	1,586,000	1,642,063
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (n)	100,000	78,540
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (g)(n)	906,000	903,365
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (g)(n)	2,338,000	2,297,858
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (g)(n)	2,925,000	2,838,137
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (g)(n)	1,628,000	1,632,812
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (f)(g)(n)	30,136,053	30,154,889
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (f)(g)(n)	3,653,822	3,656,105
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (f)(g)(n)	4,055,423	4,057,958
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 3/15/2043 (f)(g)(n)	2,716,439	2,722,381
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (n)	750,000	729,458
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (n)	1,786,000	1,577,425
PRM Trust Series 2025-PRM6 Class D, 5.6774% 7/5/2033 (g)(n)	1,340,000	1,328,817
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (g)(n)	422,000	419,819
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (g)(n)	1,390,000	1,378,045
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (g)(n)	391,000	388,516
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (g)(n)	3,956,000	3,927,553
PRM5 Trust Series 2025-PRM5 Class F, 8.7671% 3/10/2033 (g)(n)	2,435,000	2,459,250
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (n)	16,683,000	16,692,966
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (n)	9,887,000	9,888,570
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (n)	2,447,000	2,534,399
SCG Commercial Mortgage Trust Series 2026-MFP2 Class E, CME Term SOFR 1 month Index + 2.6%, 6.3% 8/15/2041 (f)(g)(n)	310,000	309,548
Scg Hotel Issuer Inc Series 2026-PALM Class E, CME Term SOFR 1 month Index + 2.95%, 6.5892% 7/15/2043 (f)(g)(n)	900,000	900,554
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (f)(g)(n)	3,200,000	3,202,000
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.3892% 8/15/2042 (f)(g)(n)	1,680,000	1,664,687
SCG Trust Series 2025-SNIP Class D, CME Term SOFR 1 month Index + 2.6%, 6.2392% 9/15/2042 (f)(g)(n)	1,343,000	1,348,036
SCG Trust Series 2025-SNIP Class E, 7.0392% 9/15/2042 (g)(n)	1,679,000	1,679,000
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (g)(n)	690,000	519,567
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (g)(n)	470,000	430,305
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (g)(n)	15,389,000	15,088,627
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2392% 10/15/2041 (f)(g)(n)	912,000	913,710
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0892% 10/15/2041 (f)(g)(n)	237,000	237,296
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 5.59% 1/15/2039 (f)(g)(n)	800,000	799,532
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.34% 1/15/2039 (f)(g)(j)(n)	2,943,000	2,937,482
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.99% 1/15/2039 (f)(g)(n)	620,000	618,327
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.657% 11/15/2036 (f)(g)(n)	645,000	644,421
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.305% 11/15/2036 (f)(g)(n)	1,523,000	1,521,631
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.954% 11/15/2036 (f)(g)(n)	252,000	251,773
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8781% 2/15/2042 (f)(g)(n)	2,235,000	2,220,680
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (f)(g)(n)	41,604,000	41,630,003
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (f)(g)(n)	2,999,000	2,999,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (f)(g)(n)	5,588,000	5,588,000
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.38% 12/15/2039 (f)(g)(n)	1,410,000	1,410,000
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	1,259,095	1,252,150
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	243,013	242,368
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0045% 7/15/2039 (f)(g)(n)	500,000	482,633
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (g)(n)	330,000	320,969
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (g)(n)	455,000	441,901
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (g)(n)	325,000	326,146
VISTA Commercial Motgage Trust Series 2026-MF19 Class E, CME Term SOFR 1 month Index + 3%, 6.65% 9/15/2043 (f)(g)(n)	3,057,000	3,060,818
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (n)	1,569,000	1,310,003
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (n)	80,000	64,828
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (g)(n)	240,000	233,538
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (g)(n)	695,000	673,711
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	1,370,000	1,198,750
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	1,179,935	1,177,680
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5431% 11/15/2049 (g)	2,055,000	1,997,610
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	132,530	132,147
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (g)	100,000	95,509
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,829,889
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	112,476	111,183
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	634,992	616,134
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class ASB, 1.914% 8/15/2053	1,247,748	1,191,744
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (n)	250,000	187,950
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (g)(n)	846,000	846,905
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3324% 11/15/2057 (g)	969,000	961,697
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	290,000	278,868
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (g)	780,000	736,962
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	11,400,000	11,624,517
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (g)	230,000	223,565
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (g)(n)	8,813,000	8,751,164
WFCM Series 2022-C62 Class B, 4.345% 4/15/2055 (g)	886,000	769,873
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 8/15/2042 (f)(g)(n)	1,679,817	1,679,817
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (g)(n)	521,000	524,475
TOTAL UNITED STATES		1,447,299,596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,450,269,420)		1,448,080,208

Common Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	83,002	630,815
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	38,549	751,351
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (j)	164,682	508,822
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)(q)	236	51
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (j)(q)	9,363	142,038
New Fortress Energy Inc Class A (q)	17,410	5,049
TOTAL ENERGY		147,087
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (q)(s)	3,000	2
Capital Markets - 0.0%
Fg Parent, LLC Class A (j)	8,817	0
Financial Services - 0.0%
Athletico Group, LLC Pp (j)(r)	6,580	260,568
Carnelian Point Holdings LP warrants 6/30/2027 (j)(q)	350	1,022
Scrs Intermediate Holding Corp (j)(n)	74	618,260
Stg Parent Topco, LLC (j)	20,367	131,774
		1,011,624
TOTAL FINANCIALS		1,011,626
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(q)	35,749	0
Cano Health LLC warrants 6/28/2029 (j)(q)	1,756	0
ModivCare Inc (j)	24,262	115,245
TOTAL HEALTH CARE		115,245
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (j)	8,817	330,902
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (j)	180,430	4,705,614
TOTAL UNITED STATES		6,310,525
TOTAL COMMON STOCKS (Cost $9,198,619)		8,201,513

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030	2,514,000	2,884,815
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	6,337,000	5,110,791
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	5,482,000	5,303,835
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (n)	5,956,000	3,519,996
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	731,000	1,315,068
ON Semiconductor Corp 0% 5/1/2027 (p)	1,013,000	1,461,253
		2,776,321
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	3,716,000	5,598,061
Strategy Inc 0% 12/1/2029 (p)	4,766,000	4,324,192
Terawulf Inc 0% 5/1/2032 (n)(p)	3,249,000	3,481,953
		13,404,206
TOTAL INFORMATION TECHNOLOGY		16,180,527
TOTAL UNITED STATES		25,004,358
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $31,144,786)		32,999,964

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	22,456	1,086,197
Alphabet Inc Series B 6.25%	22,431	1,076,912
TOTAL COMMUNICATION SERVICES		2,163,109
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	40,367	1,399,928
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)(q)	78,127	2,514,908
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	35,584	1,656,079
TOTAL UNITED STATES		7,734,024
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,654,623)		7,734,024

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (n)		1,010,000	1,044,088
Angola Republic 8.75% 4/14/2032 (n)		550,000	562,407
Angola Republic 9.244% 1/15/2031 (n)		830,000	873,575
Angola Republic 9.375% 3/31/2033 (n)		660,000	684,750
Angola Republic 9.375% 5/8/2048 (n)		1,432,000	1,370,238
Angola Republic 9.875% 10/15/2035 (n)		385,000	406,063
TOTAL ANGOLA			4,941,121
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (m)		9,944,057	8,606,581
Argentine Republic 1% 7/9/2029		1,758,496	1,572,095
Argentine Republic 3.5% 7/9/2041 (m)		4,535,000	3,198,309
Argentine Republic 4.125% 7/9/2035 (m)		11,707,239	8,853,600
Argentine Republic 5% 1/9/2038 (m)		5,365,000	4,259,810
Province of Santa Fe 8.1% 12/11/2034 (o)		655,000	650,460
Provincia del Chubut Argentina 9.45% 4/29/2036 (n)		1,005,000	1,060,778
TOTAL ARGENTINA			28,201,633
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (n)		949,000	867,870
Republic of Armenia 6.75% 3/12/2035 (n)		1,446,000	1,495,959
TOTAL ARMENIA			2,363,829
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (n)		979,000	1,080,816
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (n)		590,000	524,162
Bahrain Kingdom 5.8735% 2/6/2034 (n)		540,000	513,589
Bahrain Kingdom 6.625% 10/6/2037 (n)		398,000	361,551
Bahrain Kingdom 7.1% 2/3/2038 (n)		960,000	902,246
Bahrain Kingdom 7.5% 2/12/2036 (n)		525,000	516,632
TOTAL BAHRAIN			2,818,180
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (n)		1,800,000	1,906,650
Republic of Benin 8.375% 1/23/2041 (n)		253,000	272,853
TOTAL BENIN			2,179,503
BERMUDA - 0.0%
Bermuda Government 2.375% 8/20/2030 (n)		1,060,000	952,410
Bermuda Government 3.375% 8/20/2050 (n)		271,000	179,029
Bermuda Government 3.717% 1/25/2027 (n)		812,000	808,220
Bermuda Government 4.75% 2/15/2029 (n)		846,000	836,906
Bermuda Government 5% 7/15/2032 (n)		535,000	526,841
TOTAL BERMUDA			3,303,406
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,534,000	1,458,834
Federative Republic of Brazil 5.625% 2/21/2047		1,225,000	1,004,084
Federative Republic of Brazil 6% 10/20/2033		1,502,000	1,496,743
Federative Republic of Brazil 6.25% 5/22/2036		1,060,000	1,026,917
Federative Republic of Brazil 6.625% 3/15/2035		845,000	853,872
Federative Republic of Brazil 7.125% 1/20/2037		1,575,000	1,655,325
Federative Republic of Brazil 7.250% 1/12/2056		975,000	936,975
Federative Republic of Brazil 8.25% 1/20/2034		1,751,000	1,969,875
TOTAL BRAZIL			10,402,625
CANADA - 0.1%
Canadian Government 1.5% 12/1/2031	CAD	720,000	472,563
Canadian Government 2% 6/1/2032	CAD	1,480,000	988,099
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,066,694
Canadian Government 3% 6/1/2034	CAD	465,000	322,080
Canadian Government 3.25% 12/1/2035	CAD	9,900,000	6,892,130
Canadian Government 4% 3/1/2029	CAD	7,900,000	5,821,502
TOTAL CANADA			16,563,068
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,741,000	2,464,159
Chilean Republic 2.75% 1/31/2027		524,000	519,284
Chilean Republic 3.1% 1/22/2061		1,685,000	989,938
Chilean Republic 3.5% 1/31/2034		518,000	461,796
Chilean Republic 4% 1/31/2052		625,000	467,188
Chilean Republic 4.34% 3/7/2042		974,000	824,978
Chilean Republic 5.33% 1/5/2054		1,372,000	1,251,950
TOTAL CHILE			6,979,293
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		1,781,000	1,632,287
Colombian Republic 3.125% 4/15/2031		933,000	823,606
Colombian Republic 3.25% 4/22/2032		777,000	667,443
Colombian Republic 5% 6/15/2045		1,128,000	864,894
Colombian Republic 5.2% 5/15/2049		1,098,000	843,264
Colombian Republic 5.375% 1/21/2029		743,000	740,400
Colombian Republic 6.125% 1/18/2041		150,000	136,559
Colombian Republic 6.125% 1/21/2031		510,000	510,821
Colombian Republic 6.5% 1/21/2033		520,000	518,700
Colombian Republic 7.375% 4/25/2030		720,000	756,360
Colombian Republic 7.375% 9/18/2037		570,000	590,520
Colombian Republic 7.5% 2/2/2034		2,023,000	2,120,104
Colombian Republic 8% 11/14/2035		800,000	866,800
Colombian Republic 8% 4/20/2033		1,005,000	1,082,385
Colombian Republic 8.5% 4/25/2035		599,000	665,489
Colombian Republic 8.75% 11/14/2053		1,040,000	1,181,180
TOTAL COLOMBIA			14,000,812
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (o)		385,000	383,498
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (n)		625,000	645,132
Democratic Republic of Congo 9.5% 4/16/2037 (n)		455,000	474,906
TOTAL CONGO DEMOCRATIC REPUBLIC OF			1,120,038
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (n)		700,000	654,010
Republic of Costa Rica 6.125% 2/19/2031 (n)		305,000	312,473
Republic of Costa Rica 6.55% 4/3/2034 (n)		289,000	303,025
Republic of Costa Rica 7.3% 11/13/2054 (n)		796,000	860,227
TOTAL COSTA RICA			2,129,735
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (n)		1,650,000	1,631,438
Cote d'Ivoire 6.375% 3/3/2028 (n)		939,803	949,445
Cote d'Ivoire 6.75% 2/25/2041 (n)		690,000	657,329
Cote d'Ivoire 8.075% 4/1/2036 (n)		775,000	839,689
Cote d'Ivoire 8.25% 1/30/2037 (n)		515,000	560,804
TOTAL COTE D'IVOIRE			4,638,705
DOMINICAN REPUBLIC - 0.1%
Dominican Republic 4.5% 1/30/2030 (n)		1,366,000	1,316,141
Dominican Republic 4.875% 9/23/2032 (n)		2,650,000	2,491,663
Dominican Republic 5.3% 1/21/2041 (n)		350,000	307,793
Dominican Republic 5.75% 3/17/2034 (n)		835,000	813,135
Dominican Republic 5.95% 1/25/2027 (n)		3,200,000	3,211,200
Dominican Republic 6% 7/19/2028 (n)		2,905,000	2,934,733
Dominican Republic 6.5% 2/15/2048 (n)		387,000	371,132
Dominican Republic 6.6% 6/1/2036 (n)		677,000	692,239
Dominican Republic 6.85% 1/27/2045 (n)		983,000	980,788
Dominican Republic 7.05% 2/3/2031 (n)		1,209,000	1,265,297
Dominican Republic 7.15% 2/24/2055 (n)		980,000	998,620
Dominican Republic 7.45% 4/30/2044 (n)		442,000	467,747
TOTAL DOMINICAN REPUBLIC			15,850,488
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (m)(n)		1,464,645	1,461,716
Ecuador Government International Bond 6.9% 7/31/2035 (m)(n)		2,643,000	2,416,363
Ecuador Government International Bond 8.75% 1/29/2034 (n)		2,030,000	2,024,235
Ecuador Government International Bond 9.25% 1/29/2039 (n)		845,000	853,897
TOTAL ECUADOR			6,756,211
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (n)		1,452,000	1,464,400
Arab Republic of Egypt 7.5% 2/16/2061 (n)		2,190,000	1,847,528
Arab Republic of Egypt 7.6003% 3/1/2029 (n)		1,235,000	1,273,285
Arab Republic of Egypt 7.625% 5/20/2034 (n)		1,125,000	1,126,125
Arab Republic of Egypt 7.625% 5/29/2032 (n)		790,000	809,465
Arab Republic of Egypt 7.903% 2/21/2048 (n)		1,394,000	1,253,011
Arab Republic of Egypt 8.5% 1/31/2047 (n)		1,102,000	1,055,716
Arab Republic of Egypt 8.7002% 3/1/2049 (n)		957,000	928,233
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (n)		510,000	536,372
TOTAL EGYPT			10,294,135
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (m)(n)		715,000	26,454
El Salvador Republic 7.1246% 1/20/2050 (n)		678,000	619,692
El Salvador Republic 7.625% 2/1/2041 (n)		150,000	151,055
El Salvador Republic 7.65% 6/15/2035 (n)		505,000	522,423
El Salvador Republic 9.25% 4/17/2030 (n)		900,000	962,771
El Salvador Republic 9.65% 11/21/2054 (n)		467,000	529,669
TOTAL EL SALVADOR			2,812,064
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (n)		657,000	571,262
Gabonese Republic 7% 11/24/2031 (n)		358,000	309,992
TOTAL GABON			881,254
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (n)(p)		67,501	60,160
Ghana Republic 5% 7/3/2029 (m)(n)		570,188	563,271
Ghana Republic 5% 7/3/2035 (m)(n)		803,500	748,457
TOTAL GHANA			1,371,888
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (n)		272,000	270,131
Republic of Guatemala 4.9% 6/1/2030 (n)		611,000	600,353
Republic of Guatemala 5.375% 4/24/2032 (n)		55,000	54,340
Republic of Guatemala 6.125% 6/1/2050 (n)		898,000	869,264
Republic of Guatemala 6.25% 8/15/2036 (n)		1,195,000	1,223,585
Republic of Guatemala 6.6% 6/13/2036 (n)		588,000	614,019
Republic of Guatemala 6.875% 8/15/2055 (n)		750,000	784,875
TOTAL GUATEMALA			4,416,567
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (n)		1,400,000	1,208,704
Hungary Government 3.125% 9/21/2051 (n)		1,320,000	793,168
Hungary Government 5.25% 6/16/2029 (n)		913,000	917,280
Hungary Government 5.5% 6/16/2034 (n)		1,146,000	1,148,521
Hungary Government 6.125% 5/22/2028 (n)		423,000	430,800
Hungary Government 6.25% 9/22/2032 (n)		325,000	340,641
Hungary Government 6.75% 9/23/2055 (n)		1,275,000	1,320,046
Hungary Government 6.75% 9/25/2052 (n)		376,000	393,183
TOTAL HUNGARY			6,552,343
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		300,000	171,375
Indonesia Government 3.5% 2/14/2050		1,270,000	850,379
Indonesia Government 3.85% 10/15/2030		837,000	802,474
Indonesia Government 4.1% 4/24/2028		1,468,000	1,460,660
Indonesia Government 4.2% 10/15/2050		8,500,000	6,391,745
Indonesia Government 4.35% 1/11/2048		1,680,000	1,306,200
Indonesia Government 5.25% 1/17/2042 (n)		413,000	384,090
Indonesia Government 5.95% 1/8/2046 (n)		633,000	621,036
Indonesia Government 6.75% 1/15/2044 (n)		450,000	477,432
Indonesia Government 7.75% 1/17/2038 (n)		1,407,000	1,618,050
Indonesia Government 8.5% 10/12/2035 (n)		2,673,000	3,204,259
TOTAL INDONESIA			17,287,700
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,179,000	1,404,032
Israel Government 5% 1/13/2036		1,157,000	1,113,252
Israel Government 5.75% 3/12/2054		696,000	636,764
Israel Government 5.875% 1/13/2056		1,080,000	1,007,984
TOTAL ISRAEL			4,162,032
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		373,000	434,395
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	441,000,000	2,669,354
Japan Government 2% 6/20/2031	JPY	913,100,000	5,665,507
TOTAL JAPAN			8,334,861
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (n)		467,000	455,983
Jordan Government 7.5% 1/13/2029 (n)		680,000	704,465
Jordan Government 7.75% 1/15/2028 (n)		173,000	177,541
TOTAL JORDAN			1,337,989
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (n)		785,000	775,328
KENYA - 0.0%
Republic of Kenya 7.875% 2/26/2034 (n)		650,000	645,132
Republic of Kenya 8.7% 2/26/2039 (n)		450,000	442,688
Republic of Kenya 8.8% 10/9/2038 (n)		308,000	306,943
Republic of Kenya 9.5% 3/5/2036 (n)		345,000	363,481
Republic of Kenya 9.75% 2/16/2031 (n)		918,000	988,741
TOTAL KENYA			2,746,985
LEBANON - 0.0%
Lebanon Republic 6.375% (k)(o)		270,000	74,453
Lebanon Republic 8.25% (k)(o)		3,000,000	898,500
TOTAL LEBANON			972,953
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		831,000	731,696
United Mexican States 3.25% 4/16/2030		2,300,000	2,155,100
United Mexican States 3.5% 2/12/2034		1,837,000	1,551,806
United Mexican States 3.75% 4/19/2071		2,580,000	1,412,602
United Mexican States 3.771% 5/24/2061		830,000	475,589
United Mexican States 4.5% 4/22/2029		580,000	575,459
United Mexican States 4.875% 5/19/2033		418,000	392,794
United Mexican States 5.375% 3/22/2033		675,000	653,832
United Mexican States 5.625% 2/9/2034		790,000	767,090
United Mexican States 5.75% 10/12/2110		1,330,000	1,036,070
United Mexican States 6% 5/7/2036		1,581,000	1,547,182
United Mexican States 6.05% 1/11/2040		1,201,000	1,134,525
United Mexican States 6.125% 2/9/2038		710,000	683,730
United Mexican States 6.25% 8/27/2037		630,000	617,885
United Mexican States 6.338% 5/4/2053		916,000	823,621
United Mexican States 6.35% 2/9/2035		748,000	755,592
United Mexican States 6.4% 5/7/2054		555,000	501,498
United Mexican States 6.75% 2/9/2056		2,055,000	1,931,700
United Mexican States 6.875% 5/13/2037		467,000	480,310
United Mexican States 7.375% 5/13/2055		856,000	874,404
TOTAL MEXICO			19,102,485
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (n)		737,000	753,015
Mongolia Government 7.875% 6/5/2029 (n)		406,000	426,300
TOTAL MONGOLIA			1,179,315
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (n)		2,436,000	2,544,353
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (n)		1,217,000	1,275,720
MULTI-NATIONAL - 0.2%
European Union 3.25% 12/12/2036 (o)	EUR	2,000,000	2,232,164
European Union 3.25% 7/4/2034 (o)	EUR	14,653,000	16,739,779
European Union 3.375% 12/12/2035 (o)	EUR	2,219,000	2,531,723
European Union 3.75% 10/12/2045 (o)	EUR	7,184,000	7,835,700
TOTAL MULTI-NATIONAL			29,339,366
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (n)		3,098,000	3,101,036
Republic of Nigeria 6.5% 11/28/2027 (n)		580,000	584,901
Republic of Nigeria 7.143% 2/23/2030 (n)		1,202,000	1,235,452
Republic of Nigeria 7.696% 2/23/2038 (n)		897,000	910,455
Republic of Nigeria 7.875% 2/16/2032 (n)		1,150,000	1,206,063
Republic of Nigeria 9.1297% 1/13/2046 (n)		501,000	550,473
TOTAL NIGERIA			7,588,380
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (n)		1,401,000	1,411,509
Oman Sultanate 6% 8/1/2029 (n)		952,000	977,723
Oman Sultanate 6.25% 1/25/2031 (n)		875,000	908,906
Oman Sultanate 6.5% 3/8/2047 (n)		900,000	913,770
Oman Sultanate 6.75% 1/17/2048 (n)		1,108,000	1,158,048
Oman Sultanate 7% 1/25/2051 (n)		484,000	525,309
TOTAL OMAN			5,895,265
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (n)		1,044,000	1,052,874
Islamic Republic of Pakistan 6.975% 4/24/2029 (n)		380,000	381,425
Islamic Republic of Pakistan 7.375% 4/8/2031 (n)		679,000	681,546
TOTAL PAKISTAN			2,115,845
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		630,000	521,923
Panamanian Republic 3.298% 1/19/2033		842,000	737,245
Panamanian Republic 3.87% 7/23/2060		145,000	94,032
Panamanian Republic 5.227% 2/23/2034		1,067,000	1,034,937
Panamanian Republic 5.662% 2/23/2038		2,015,000	1,961,401
Panamanian Republic 6.4% 2/14/2035		1,055,000	1,095,881
Panamanian Republic 7.875% 3/1/2057		525,000	610,313
Panamanian Republic 8% 3/1/2038		482,000	552,613
TOTAL PANAMA			6,608,345
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (n)		1,125,000	984,375
Republic of Paraguay 4.95% 4/28/2031 (n)		682,000	674,471
Republic of Paraguay 5.4% 3/30/2050 (n)		406,000	356,731
Republic of Paraguay 6% 2/9/2036 (n)		380,000	389,196
Republic of Paraguay 6.65% 3/4/2055 (n)		390,000	397,028
TOTAL PARAGUAY			2,801,801
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,510,000	1,380,140
Peruvian Republic 3% 1/15/2034		922,000	783,700
Peruvian Republic 3.3% 3/11/2041		1,233,000	932,148
TOTAL PERU			3,095,988
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,350,000	818,438
Philippine Republic 2.95% 5/5/2045		503,000	325,693
Philippine Republic 3.556% 9/29/2032		200,000	184,086
Philippine Republic 5% 7/17/2033		965,000	951,287
Philippine Republic 5.5% 1/17/2048		600,000	551,250
Philippine Republic 5.6% 5/14/2049		620,000	575,050
Philippine Republic 5.609% 4/13/2033		162,000	165,159
Philippine Republic 5.95% 10/13/2047		837,000	812,936
TOTAL PHILIPPINES			4,383,899
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (n)		750,000	748,635
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (n)		544,000	529,633
Republic of Poland 5.375% 4/14/2036		437,000	430,489
Republic of Poland 5.5% 3/18/2054		603,000	538,986
Republic of Poland 5.5% 4/4/2053		601,000	537,949
Republic of Poland 5.75% 11/16/2032		1,103,000	1,139,090
Republic of Poland 6.125% 4/14/2056		475,000	456,774
TOTAL POLAND			4,381,556
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (n)		1,100,000	891,286
State of Qatar 4.625% 6/2/2046 (n)		2,047,000	1,747,217
State of Qatar 4.817% 3/14/2049 (n)		2,250,000	1,950,030
State of Qatar 5.103% 4/23/2048 (n)		2,577,000	2,316,285
State of Qatar 9.75% 6/15/2030 (n)		736,000	857,138
TOTAL QATAR			7,761,956
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (o)	EUR	200,000	204,396
Romanian Republic 3% 2/27/2027 (n)		702,000	694,498
Romanian Republic 3.625% 3/27/2032 (n)		848,000	755,627
Romanian Republic 4% 2/14/2051 (n)		1,000,000	644,740
Romanian Republic 4.625% 3/4/2033 (n)	EUR	785,000	868,433
Romanian Republic 5.75% 7/4/2036 (n)		2,253,000	2,120,163
Romanian Republic 5.75% 9/16/2030 (n)		1,045,000	1,042,847
Romanian Republic 5.875% 7/11/2032 (o)	EUR	3,030,000	3,622,574
Romanian Republic 6% 5/25/2034 (n)		565,000	551,316
Romanian Republic 6.375% 1/30/2034 (o)		1,024,000	1,021,932
Romanian Republic 6.375% 9/18/2033 (o)	EUR	600,000	727,741
Romanian Republic 6.625% 2/17/2028 (n)		568,000	577,701
Romanian Republic 7.125% 1/17/2033 (n)		629,000	658,399
Romanian Republic 7.5% 2/10/2037 (n)		1,084,000	1,151,750
TOTAL ROMANIA			14,642,117
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (n)		1,107,000	1,063,229
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (n)		1,526,000	1,284,892
Kingdom of Saudi Arabia 3.25% 10/22/2030 (n)		2,500,000	2,333,550
Kingdom of Saudi Arabia 3.45% 2/2/2061 (n)		2,659,000	1,582,185
Kingdom of Saudi Arabia 3.75% 1/21/2055 (n)		984,000	649,440
Kingdom of Saudi Arabia 4.375% 1/12/2031 (n)		689,000	670,700
Kingdom of Saudi Arabia 4.5% 10/26/2046 (n)		2,165,000	1,708,531
Kingdom of Saudi Arabia 4.5% 4/22/2060 (n)		1,806,000	1,332,828
Kingdom of Saudi Arabia 4.625% 10/4/2047 (n)		1,110,000	895,215
Kingdom of Saudi Arabia 4.875% 1/12/2036 (n)		624,000	600,207
TOTAL SAUDI ARABIA			11,057,548
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (n)		1,341,000	668,824
Republic of Senegal 6.75% 3/13/2048 (n)		451,000	223,174
TOTAL SENEGAL			891,998
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (n)		1,007,000	876,393
Republic of Serbia 6% 6/12/2034 (n)		551,000	552,328
Republic of Serbia 6.5% 9/26/2033 (n)		1,142,000	1,180,543
TOTAL SERBIA			2,609,264
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		814,000	813,015
South African Republic 4.85% 9/30/2029		825,000	819,225
South African Republic 5% 10/12/2046		1,041,000	799,327
South African Republic 5.65% 9/27/2047		460,000	381,800
South African Republic 5.75% 9/30/2049		1,764,000	1,461,474
South African Republic 5.875% 4/20/2032		883,000	903,861
South African Republic 6.125% 12/11/2037 (n)		305,000	297,460
South African Republic 7.1% 11/19/2036 (n)		1,289,000	1,375,273
South African Republic 7.25% 12/11/2055 (n)		390,000	380,445
TOTAL SOUTH AFRICA			7,231,880
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (m)(n)		515,767	531,047
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (m)(n)		1,927,457	1,852,440
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (m)(n)		685,802	701,233
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (m)(n)		361,819	369,055
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (m)(n)		449,830	371,470
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (n)		340,333	329,272
TOTAL SRI LANKA			4,154,517
SWITZERLAND - 0.0%
Swiss Confederation 3.25% 6/27/2027 (o)	CHF	4,000,000	5,078,988
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.2% 7/16/2038 (n)		485,000	479,471
Republic of Trinidad & Tobago 6.5% 1/28/2036 (n)		840,000	852,390
TOTAL TRINIDAD & TOBAGO			1,331,861
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		2,262,000	2,259,874
Turkish Republic 4.875% 4/16/2043		2,035,000	1,505,656
Turkish Republic 5.125% 2/17/2028		885,000	875,106
Turkish Republic 5.25% 3/13/2030		728,000	703,430
Turkish Republic 5.75% 5/11/2047		1,873,000	1,481,262
Turkish Republic 5.875% 6/26/2031		1,075,000	1,044,201
Turkish Republic 6% 1/14/2041		1,728,000	1,498,245
Turkish Republic 6% 3/25/2027		310,000	310,901
Turkish Republic 6.3% 3/14/2033		725,000	701,206
Turkish Republic 6.625% 2/17/2045		577,000	514,989
Turkish Republic 6.8% 11/4/2036		1,250,000	1,209,563
Turkish Republic 6.875% 1/14/2038		1,190,000	1,149,457
Turkish Republic 7.125% 7/17/2032		1,273,000	1,291,802
Turkish Republic 7.25% 5/29/2032		522,000	532,534
Turkish Republic 7.625% 5/15/2034		760,000	786,539
Turkish Republic 9.125% 7/13/2030		880,000	960,749
Turkish Republic 9.375% 1/19/2033		2,022,000	2,280,311
Turkish Republic 9.375% 3/14/2029		2,159,000	2,320,601
Turkish Republic 9.875% 1/15/2028		1,808,000	1,900,208
TOTAL TURKEY			23,326,634
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (m)(n)		510,986	366,888
Ukraine Government 0% 2/1/2034 (m)(n)		696,380	386,491
Ukraine Government 0% 2/1/2035 (m)(n)		956,912	553,574
Ukraine Government 0% 2/1/2036 (m)(n)		756,758	436,271
Ukraine Government 4% 2/1/2032 (m)(n)		1,779,000	1,460,559
Ukraine Government 4.5% 2/1/2029 (m)(n)		1,635,735	1,398,553
Ukraine Government 4.5% 2/1/2034 (m)(n)		2,175,101	1,493,207
Ukraine Government 4.5% 2/1/2035 (m)(n)		761,727	512,642
Ukraine Government 4.5% 2/1/2036 (m)(n)		405,212	269,061
TOTAL UKRAINE			6,877,246
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (n)		2,269,000	1,382,524
Emirate of Abu Dhabi 3.125% 9/30/2049 (n)		3,244,000	2,076,582
Emirate of Abu Dhabi 3.875% 4/16/2050 (n)		2,039,000	1,484,412
Emirate of Abu Dhabi 5.5% 4/30/2054 (n)		1,029,000	958,308
Emirate of Dubai 3.9% 9/9/2050 (o)		2,320,000	1,554,261
Emirate of Dubai 5.25% 1/30/2043 (o)		700,000	644,203
TOTAL UNITED ARAB EMIRATES			8,100,290
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 7/22/2052 (o)	GBP	960,000	948,949
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,361,000	1,209,249
Uruguay Republic 5.75% 10/28/2034		971,000	997,217
TOTAL URUGUAY			2,206,466
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (n)		500,000	463,115
Republic of Uzbekistan 3.9% 10/19/2031 (n)		281,000	257,614
TOTAL UZBEKISTAN			720,729
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(o)		1,595,000	917,923
Venezuela Republic 12.75% (k)(o)		88,000	52,096
Venezuela Republic 9.25% (k)		5,636,000	2,940,639
TOTAL VENEZUELA			3,910,658
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (m)(n)		243,288	238,935
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $371,768,470)			378,559,038

Non-Convertible Corporate Bonds - 25.5%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (n)		650,000	661,291
Sonangol Finance Ltd 10% 1/29/2031 (n)		270,000	277,425

TOTAL ANGOLA			938,716
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (n)		450,000	482,116
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (n)		590,000	601,646
Tecpetrol SA 7.625% 11/3/2030 (n)		735,000	749,149
YPF SA 8.25% 1/17/2034 (n)		585,000	608,108
TOTAL ENERGY			1,958,903
TOTAL ARGENTINA			2,441,019
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (g)(o)	GBP	1,540,000	2,040,547
Commonwealth Bank of Australia 3.61% 9/12/2034 (g)(n)		297,000	283,262
Commonwealth Bank of Australia 3.788% 8/26/2037 (g)(o)	EUR	1,730,000	1,949,348
Commonwealth Bank of Australia 4.454% 5/21/2037 (g)(o)	EUR	1,400,000	1,610,837
National Australia Bank Ltd 3.612% 1/22/2036 (g)(o)	EUR	1,545,000	1,750,884
Westpac Banking Corp 4.11% 7/24/2034 (g)		405,000	392,838
			8,027,716
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (o)	EUR	745,000	814,589
Cimic Finance Ltd 6% 4/22/2036 (n)		2,585,000	2,524,519
			3,339,108
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (g)(o)	GBP	415,000	535,774
TOTAL FINANCIALS			11,902,598
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (n)		730,000	720,600
Mineral Resources Ltd 6.25% 5/1/2034 (n)		1,040,000	1,018,402
Mineral Resources Ltd 7% 4/1/2031 (n)		959,000	988,990
Mineral Resources Ltd 8.5% 5/1/2030 (n)		1,653,000	1,706,432
Mineral Resources Ltd 9.25% 10/1/2028 (n)		651,000	669,682
TOTAL MATERIALS			5,104,106
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,450,000	2,484,483
TOTAL AUSTRALIA			19,491,187
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (o)	EUR	885,000	1,000,842
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 4.375% 6/23/2031 (o)	EUR	880,000	1,005,986
Supernova Invest GmbH 5% 6/24/2030 (o)	EUR	500,000	588,026
TOTAL REAL ESTATE			1,594,012
TOTAL AUSTRIA			2,594,854
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (o)		680,000	678,299
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (n)		1,424,000	1,422,220
Bapco Energies BSC Closed 8.375% 11/7/2028 (n)		678,000	688,170

TOTAL BAHRAIN			2,110,390
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (n)		2,507,000	1,466,595
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (o)	EUR	800,000	932,360
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (o)	EUR	2,800,000	3,263,861
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (o)	EUR	1,500,000	1,671,226
TOTAL BELGIUM			5,867,447
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		880,000	848,056
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (n)		485,000	421,504
Minerva Luxembourg SA 7.5% 4/22/2036 (n)		541,000	505,205
Minerva Luxembourg SA 8.875% 9/13/2033 (n)		1,650,000	1,676,070
NBM US Holdings Inc 6.625% 8/6/2029 (n)		1,257,000	1,254,347
			3,857,126
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (n)		1,965,000	1,721,072
TOTAL CONSUMER STAPLES			5,578,198
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (n)		959,661	923,405
Yinson Boronia Production BV 8.947% 7/31/2042 (n)		1,534,272	1,691,535
			2,614,940
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (n)		1,361,451	1,350,219
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (n)		1,060,000	1,051,223
			2,401,442
TOTAL ENERGY			5,016,382
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		635,000	605,917
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 4.2% 1/18/2032 (n)		680,000	604,037
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (k)(n)		5,120,000	1,779,201
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (n)		390,332	416,435
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (n)		1,866,000	1,636,183
TOTAL INDUSTRIALS			5,041,773
Materials - 0.1%
Metals & Mining - 0.1%
CSN Inova Ventures 11% 8/12/2030 (n)		3,279,000	2,563,850
CSN Resources SA 5.875% 4/8/2032 (n)		731,000	457,972
CSN Resources SA 8.875% 12/5/2030 (n)		247,000	180,556
ERO Copper Corp 6.5% 2/15/2030 (n)		1,976,000	1,973,135
Nexa Resources SA 6.6% 4/8/2037 (n)		555,000	563,680
Nexa Resources SA 6.75% 4/9/2034 (n)		525,000	541,790
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (g)(n)		6,376,987	6,437,823
Usiminas International Sarl 7.5% 1/27/2032 (n)		1,325,000	1,345,869
Vale Overseas Ltd 6% 2/25/2056 (g)(n)		875,000	869,531
Vale Overseas Ltd 6.4% 6/28/2054		1,133,000	1,115,212
			16,049,418
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (n)		1,140,000	1,187,401
Suzano Austria GmbH 4% 1/15/2031		620,000	578,987
Suzano Austria GmbH 5% 1/15/2030		1,682,000	1,647,200
Suzano Netherlands BV 5.5% 1/15/2036		1,040,000	994,188
			4,407,776
TOTAL MATERIALS			20,457,194
TOTAL BRAZIL			36,941,603
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (n)		2,299,000	2,338,658
Golar LNG Ltd 7.75% 9/19/2029 (n)(o)		1,800,000	1,829,016

TOTAL CAMEROON			4,167,674
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 7% 10/15/2055 (g)		733,000	726,779
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (n)		1,543,000	1,527,650
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (n)		1,898,000	1,904,671
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (n)		1,530,000	1,548,524
			4,980,845
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (n)		7,109,000	6,926,549
TOTAL CONSUMER DISCRETIONARY			11,907,394
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,785,527
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,192,000	3,257,327
Canadian Natural Resources Ltd 6.25% 3/15/2038		950,000	983,957
Cenovus Energy Inc 2.65% 1/15/2032		3,734,000	3,294,929
Cenovus Energy Inc 3.75% 2/15/2052		210,000	144,506
Cenovus Energy Inc 4.65% 3/20/2031		6,700,000	6,560,782
Cenovus Energy Inc 5.25% 6/15/2037		2,835,000	2,696,092
Cenovus Energy Inc 5.4% 3/20/2036		6,876,000	6,689,768
Cenovus Energy Inc 5.4% 6/15/2047		239,000	215,961
Cenovus Energy Inc 6.75% 11/15/2039		457,000	492,645
Saturn Oil & Gas Inc 8.5% 7/30/2031 (n)		775,000	804,614
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (g)		1,717,000	1,801,775
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (g)		191,000	198,354
TOTAL ENERGY			29,926,237
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (g)(o)	EUR	3,745,000	4,227,710
Bank of Nova Scotia/The 4.338% 9/15/2031 (g)		300,000	291,124
Royal Bank of Canada 3.125% 9/27/2031 (g)(o)	EUR	1,955,000	2,217,495
Toronto Dominion Bank 3.357% 9/22/2032 (o)	EUR	2,190,000	2,456,321
			9,192,650
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (n)		1,062,000	1,056,084
TOTAL FINANCIALS			10,248,734
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (n)		293,000	309,474
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (n)		977,000	1,008,773
Bombardier Inc 7% 6/1/2032 (n)		582,000	601,480
Bombardier Inc 7.25% 7/1/2031 (n)		1,232,000	1,287,812
TOTAL INDUSTRIALS			2,898,065
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,197,000	3,196,209
Methanex Corp 5.25% 12/15/2029		1,193,000	1,186,690
Methanex Corp 5.65% 12/1/2044		2,922,000	2,599,766
			6,982,665
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (n)		5,051,000	4,831,047
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (n)		1,417,000	1,439,006
TOTAL MATERIALS			13,252,718
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		2,017,000	1,969,099
TransAlta Corp 6.5% 3/15/2040		1,324,000	1,267,790
TOTAL UTILITIES			3,236,889
TOTAL CANADA			72,506,290
CHILE - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (n)		810,000	800,483
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (n)		494,000	494,469
Empresa Nacional del Petroleo 6.15% 5/10/2033 (n)		627,000	638,606
TOTAL ENERGY			1,133,075
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (g)(n)		930,000	910,609
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (n)		1,720,000	1,538,506
Antofagasta PLC 5.625% 9/9/2035 (n)		900,000	894,699
Antofagasta PLC 5.625% 5/13/2032 (n)		400,000	404,520
Corp Nacional del Cobre de Chile 3% 9/30/2029 (n)		654,000	614,924
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (n)		691,000	649,333
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (n)		1,944,000	1,304,861
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (n)		110,000	85,937
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (n)		749,000	731,683
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (n)		573,000	554,400
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (n)		900,000	913,500
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (n)		1,655,000	1,623,059
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (n)		520,000	537,368
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (n)		590,000	614,131
			10,466,921
TOTAL MATERIALS			11,377,530
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (n)		498,528	497,561
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (n)		453,750	463,183
TOTAL UTILITIES			960,744
TOTAL CHILE			14,271,832
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (n)		938,000	844,782
Prosus NV 3.68% 1/21/2030 (n)		1,014,000	965,034
Prosus NV 4.027% 8/3/2050 (n)		1,540,000	1,052,836
Prosus NV 4.193% 1/19/2032 (n)		600,000	565,312
TOTAL CONSUMER DISCRETIONARY			3,427,964
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (n)		1,281,000	1,275,940
TOTAL CHINA			4,703,904
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (n)		2,043,000	1,935,743
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (n)		930,000	916,408
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (k)(n)		8,036,000	2,247,750
Ecopetrol SA 4.625% 11/2/2031		835,000	763,816
Ecopetrol SA 8.375% 1/19/2036		825,000	872,850
Ecopetrol SA 8.875% 1/13/2033		3,434,000	3,711,296
Geopark Ltd 5.5% 1/17/2027 (n)		994,000	976,604
Geopark Ltd 8.75% 1/31/2030 (n)		1,084,000	1,114,894
Gran Tierra Energy Inc 9.75% 4/15/2031 (n)(s)		2,433,000	2,523,143
			12,210,353
TOTAL ENERGY			13,126,761
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (g)		663,000	703,804
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (n)		1,305,000	1,353,755
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (n)		5,391,894	5,103,158
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (n)		772,000	806,223
Termocandelaria Power SA 7.75% 9/17/2031 (n)		1,212,000	1,255,935
TOTAL UTILITIES			7,165,316
TOTAL COLOMBIA			24,285,379
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (n)		968,000	974,215
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (n)		900,000	938,660
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (n)		1,595,000	1,623,909
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (n)		1,090,000	1,107,211
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (o)	EUR	2,185,000	2,455,502
TOTAL CZECH REPUBLIC			3,562,713
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	1,110,000	1,254,922
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (o)	EUR	420,000	481,854
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (o)	EUR	830,000	981,828
TOTAL CONSUMER STAPLES			2,718,604
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (g)(o)	EUR	1,055,000	1,229,771
Jyske Bank A/S 5.125% 5/1/2035 (g)(o)	EUR	821,000	982,425
			2,212,196
Financial Services - 0.0%
Nykredit Realkredit A/S 3.75% 9/26/2033 (o)	EUR	1,875,000	2,120,033
TOTAL FINANCIALS			4,332,229
TOTAL DENMARK			7,050,833
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (n)		703,000	724,547
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (n)		754,000	745,611
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	910,000	1,011,765
Citycon Treasury BV 5.375% 7/8/2031 (o)	EUR	300,000	330,110
TOTAL REAL ESTATE			1,341,875
TOTAL FINLAND			2,087,486
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (n)		2,590,458	2,520,290
Altice France SA 6.5% 4/15/2032 (n)		6,451,415	6,272,546
Altice France SA 6.875% 10/15/2030 (n)		4,137,594	4,052,393
Altice France SA 6.875% 7/15/2032 (n)		2,969,787	2,911,898
Orange SA 4.75% 1/13/2033 (n)		1,280,000	1,232,171
Orange SA 5% 1/13/2036 (n)		655,000	622,756
			17,612,054
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (o)	EUR	1,100,000	1,242,014
TOTAL COMMUNICATION SERVICES			18,854,068
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (n)		1,356,000	1,358,550
Valeo SE 4.625% 3/23/2032 (o)	EUR	1,100,000	1,279,443
			2,637,993
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (g)(o)	EUR	300,000	345,619
RCI Banque SA 5.5% 10/9/2034 (g)(o)	EUR	1,800,000	2,143,523
			2,489,142
TOTAL CONSUMER DISCRETIONARY			5,127,135
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (o)	EUR	1,600,000	1,761,436
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (n)		3,567,000	3,719,543
Viridien 10% 10/15/2030 (n)		1,072,000	1,130,755
TOTAL ENERGY			4,850,298
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (g)(n)		2,500,000	2,363,735
BNP Paribas SA 3.945% 2/18/2037 (g)(o)	EUR	2,000,000	2,262,118
BNP Paribas SA 5.786% 1/13/2033 (g)(n)		22,278,000	22,601,608
BPCE SA 5.716% 1/18/2030 (g)(n)		500,000	506,231
BPCE SA 7.003% 10/19/2034 (g)(n)		2,330,000	2,476,287
Societe Generale SA 5.5% 4/13/2029 (g)(n)		15,429,000	15,529,464
Societe Generale SA 6.691% 1/10/2034 (g)(n)		1,180,000	1,235,020
			46,974,463
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (n)		705,000	710,732
TOTAL FINANCIALS			47,685,195
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (o)	EUR	900,000	1,041,812
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (o)	GBP	200,000	260,214
Electricite de France SA 6.125% 6/2/2034 (o)	GBP	2,350,000	3,205,710
			3,465,924
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (o)	EUR	600,000	678,295
Engie SA 4.25% 9/6/2034 (o)	EUR	1,700,000	1,990,085
Engie SA 6.1% 6/24/2036	AUD	2,130,000	1,493,541
Veolia Environnement SA 3.324% 6/17/2032 (o)	EUR	1,700,000	1,915,164
			6,077,085
TOTAL UTILITIES			9,543,009
TOTAL FRANCE			88,862,953
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (n)		770,000	769,646
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (n)		550,000	547,747
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (n)		936,000	902,501
TOTAL GEORGIA			2,219,894
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (o)	EUR	600,000	659,445
Schaeffler AG 5.375% 4/1/2031 (o)	EUR	1,100,000	1,325,231
ZF Europe Finance BV 4.75% 1/31/2029 (o)	EUR	500,000	585,262
ZF Europe Finance BV 5.5% 2/17/2032 (o)	EUR	500,000	580,671
ZF Europe Finance BV 7% 6/12/2030 (o)	EUR	1,500,000	1,851,418
ZF North America Capital Inc 6.75% 4/23/2030 (n)		1,307,000	1,317,357
ZF North America Capital Inc 6.875% 4/23/2032 (n)(s)		2,124,000	2,128,471
ZF North America Capital Inc 7.125% 4/14/2030 (n)		25,000	25,453
ZF North America Capital Inc 7.5% 3/24/2031 (n)		462,000	473,789
TOTAL CONSUMER DISCRETIONARY			8,947,097
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 5.25% 3/5/2030 (o)	EUR	500,000	601,917
REWE International Finance BV 4.875% 9/13/2030 (o)	EUR	1,600,000	1,927,824
TOTAL CONSUMER STAPLES			2,529,741
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (o)	EUR	1,700,000	1,918,855
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (g)(o)	EUR	600,000	689,381
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (g)(o)	EUR	1,100,000	1,251,253
Volkswagen Bank GmbH 3.5% 6/19/2031 (o)	EUR	1,300,000	1,477,486
			3,418,120
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (g)		1,045,000	974,359
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (g)		3,200,000	2,958,728
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (g)		38,993,000	38,828,190
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (g)		175,000	172,232
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (g)		5,000,000	5,037,175
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (g)		6,602,000	6,759,949
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (g)		8,521,000	8,846,908
			63,577,541
Financial Services - 0.1%
KfW 0% 11/9/2028 (o)	EUR	21,283,000	23,159,130
KfW 0.375% 5/20/2036 (o)	EUR	175,000	151,841
KfW 1.125% 3/31/2037 (o)	EUR	790,000	723,589
KfW 2.75% 1/17/2035 (o)	EUR	1,400,000	1,549,423
			25,583,983
TOTAL FINANCIALS			92,579,644
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 5.125% 7/20/2031 (n)		14,001,000	13,885,337
Bayer US Finance LLC 5.375% 7/20/2033 (n)		9,149,000	9,036,674
Bayer US Finance LLC 6.375% 11/21/2030 (n)		1,295,000	1,348,138
Bayer US Finance LLC 6.5% 11/21/2033 (n)		3,155,000	3,312,465
TOTAL HEALTH CARE			27,582,614
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (o)	EUR	186,000	214,992
TK Elevator US Newco Inc 5.25% 7/15/2027 (n)		689,000	688,800
TOTAL INDUSTRIALS			903,792
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (o)	EUR	1,600,000	1,792,277
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (o)	EUR	1,300,000	1,465,015
Real Estate Management & Development - 0.0%
Aroundtown SA 3.625% 4/10/2031 (o)	GBP	1,270,000	1,553,873
TOTAL REAL ESTATE			3,018,888
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (o)	EUR	500,000	567,901
Amprion GmbH 3.625% 5/21/2031 (o)	EUR	1,300,000	1,498,851
Amprion GmbH 3.875% 6/5/2036 (o)	EUR	700,000	784,240
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (g)(o)	EUR	2,300,000	2,536,779
EnBW International Finance BV 3.75% 11/20/2035 (o)	EUR	1,190,000	1,339,265
EnBW International Finance BV 5.7923% 2/26/2036 (o)	AUD	2,580,000	1,769,255
			8,496,291
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (n)		1,940,000	1,853,054
RWE Finance US LLC 5.875% 4/16/2034 (n)		1,519,000	1,538,489
			3,391,543
TOTAL UTILITIES			11,887,834
TOTAL GERMANY			151,160,742
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (n)		3,629,000	3,608,605
Kosmos Energy Ltd 7.75% 5/1/2027 (n)		2,008,000	2,006,996
Kosmos Energy Ltd 8.75% 10/1/2031 (n)		3,737,000	3,366,962
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (g)(n)		4,694,761	4,849,688

TOTAL GHANA			13,832,251
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (n)		5,121,000	5,207,760
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (n)		1,387,000	1,417,514
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (n)		1,705,000	1,613,783
Millicom International Cellular SA 4.5% 4/27/2031 (n)		1,350,000	1,259,219
Millicom International Cellular SA 5.125% 1/15/2028 (n)		504,000	498,582
Millicom International Cellular SA 6.25% 3/25/2029 (n)		630,000	629,203
Millicom International Cellular SA 7.375% 4/2/2032 (n)		420,000	431,550
TOTAL COMMUNICATION SERVICES			4,432,337
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (n)		1,136,000	1,112,144
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (n)		895,000	878,778
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (n)		1,305,000	1,284,142
TOTAL UTILITIES			2,162,920
TOTAL GUATEMALA			7,707,401
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (n)		625,000	460,635
Prudential Funding Asia PLC 2.95% 11/3/2033 (g)(o)		975,000	932,920

TOTAL HONG KONG			1,393,555
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (n)		400,000	405,220
OTP Bank Nyrt 8.75% 5/15/2033 (g)(o)		400,000	416,500
TOTAL FINANCIALS			821,720
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (o)		215,000	223,032
TOTAL HUNGARY			1,044,752
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (n)		925,000	933,103
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (n)		420,000	421,575
TOTAL INDIA			1,354,678
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (n)		1,432,000	1,434,506
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (n)		1,371,000	1,405,275
Pertamina Persero PT 4.175% 1/21/2050 (n)		924,000	670,833
TOTAL ENERGY			3,510,614
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (n)		425,000	424,532
Freeport Indonesia PT 5.315% 4/14/2032 (n)		1,397,000	1,374,411
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (n)		2,190,000	2,187,854
TOTAL MATERIALS			3,986,797
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (n)		486,000	484,178
TOTAL INDONESIA			7,981,589
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		484,000	482,574
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		12,635,000	12,136,636
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		38,174,000	34,447,395
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		12,742,000	12,777,022
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		14,970,000	15,188,291
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,392,000	1,406,506
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (g)		1,433,000	1,440,927
			77,879,351
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (n)		3,594,000	3,608,492
GGAM Finance Ltd 6.875% 4/15/2029 (n)		810,000	823,171
GGAM Finance Ltd 8% 6/15/2028 (n)		2,727,000	2,822,273
			7,253,936
TOTAL FINANCIALS			85,133,287
Industrials - 0.2%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (n)		3,546,000	3,534,539
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (n)		9,847,000	9,785,502
			13,320,041
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (n)		746,000	712,709
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (n)		1,350,000	1,301,042
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (n)		2,471,000	2,459,481
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (n)		7,400,000	7,414,893
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (n)		6,862,000	6,960,515
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (n)		10,885,000	11,119,178
			29,967,818
TOTAL INDUSTRIALS			43,287,859
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	190,000	215,997
TOTAL IRELAND			128,637,143
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (n)(o)		1,833,000	1,821,448
Energean Israel Finance Ltd 5.875% 3/30/2031 (n)(o)		525,000	503,524
Energean Israel Finance Ltd 8.5% 9/30/2033 (n)(o)		405,000	425,572
Leviathan Bond Ltd 6.5% 6/30/2027 (n)(o)		1,205,000	1,206,345
Leviathan Bond Ltd 6.75% 6/30/2030 (n)(o)		535,000	548,109
TOTAL ENERGY			4,504,998
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (n)(o)		530,000	520,534
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (g)(n)(o)		795,000	783,592
TOTAL FINANCIALS			1,304,126
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,483,000	1,480,050
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		543,000	541,934
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,726,000	1,765,933
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,022,000	1,091,951
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,180,000	1,198,000
TOTAL HEALTH CARE			6,077,868
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (n)(o)		600,000	546,924
TOTAL ISRAEL			12,433,916
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (o)	EUR	1,510,000	1,751,514
Davide Campari-Milano NV 4.25% 6/17/2033 (o)	EUR	2,150,000	2,481,050
TOTAL CONSUMER STAPLES			4,232,564
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (g)(n)		3,523,000	3,297,694
Intesa Sanpaolo SpA 6.625% 6/20/2033 (n)		4,102,000	4,377,525
TOTAL FINANCIALS			7,675,219
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (n)		387,000	376,334
ENEL Finance International NV 5.5% 6/26/2034 (n)		1,980,000	1,968,705
ENEL Finance International NV 7.5% 10/14/2032 (n)		245,000	270,627
Enel SpA 3.375% (g)(o)(t)	EUR	345,000	400,653
			3,016,319
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (n)		749,000	751,256
TOTAL UTILITIES			3,767,575
TOTAL ITALY			15,675,358
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (n)		499,484	496,562
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (n)		415,000	406,625

TOTAL JAMAICA			903,187
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (o)	EUR	450,000	508,624
NTT Finance Corp 4.567% 7/16/2027 (n)		2,256,000	2,256,478
NTT Finance Corp 4.62% 7/16/2028 (n)		2,282,000	2,271,626
NTT Finance Corp 4.876% 7/16/2030 (n)		12,726,000	12,565,726
NTT Finance Corp 5.0115% 11/1/2031 (n)		12,407,000	12,210,201
NTT Finance Corp 5.171% 7/16/2032 (n)		700,000	688,726
NTT Finance Corp 5.2588% 11/1/2033 (n)		17,142,000	16,783,061
TOTAL COMMUNICATION SERVICES			47,284,442
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (g)(o)	EUR	1,755,000	2,009,626
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (g)		3,281,000	3,251,853
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (g)		5,485,000	5,379,086
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (g)(o)	EUR	1,740,000	2,003,055
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (g)		8,170,000	8,049,407
TOTAL FINANCIALS			20,693,027
TOTAL JAPAN			67,977,469
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (n)		885,000	791,358
KazMunayGas National Co JSC 5.375% 4/24/2030 (n)		618,000	621,541
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (n)		949,000	877,825

TOTAL KAZAKHSTAN			2,290,724
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (n)		320,000	315,926
LG Energy Solution Ltd 5.875% 4/2/2036 (n)		385,000	379,296
TOTAL INDUSTRIALS			695,222
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.875% 1/17/2033 (n)		300,000	308,132
TOTAL KOREA (SOUTH)			1,003,354
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (n)		696,000	663,374
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (n)		5,221,000	3,167,096
Altice Financing SA 9.625% 7/15/2027 (n)		2,262,000	1,416,620
			4,583,716
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (n)		3,714,900	3,617,871
TOTAL COMMUNICATION SERVICES			8,201,587
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (n)		1,314,000	1,399,129
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	101,855
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (n)		6,510,000	5,726,448
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (o)	EUR	2,220,000	2,471,084
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	1,250,000	1,443,555
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (o)	EUR	1,425,000	1,518,188
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (o)	EUR	800,000	888,907
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (o)	EUR	1,695,000	1,999,082
European Outlet Mall Venture Sarl 4% 7/15/2031 (o)	EUR	1,240,000	1,413,962
Logicor Financing Sarl 1.625% 1/17/2030 (o)	EUR	420,000	451,114
Logicor Financing Sarl 2% 1/17/2034 (o)	EUR	1,365,000	1,330,855
Logicor Financing Sarl 3.75% 7/14/2032 (o)	EUR	1,655,000	1,852,410
P3 Group Sarl 3.75% 4/2/2033 (o)	EUR	400,000	445,195
P3 Group Sarl 4% 4/19/2032 (o)	EUR	1,800,000	2,053,281
			11,952,994
TOTAL REAL ESTATE			15,867,633
TOTAL LUXEMBOURG			31,296,652
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (n)		1,265,000	1,137,314
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (n)		1,282,000	804,929
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (n)		1,675,000	1,664,381
TOTAL MALAYSIA			3,606,624
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (n)		625,000	632,137
MEXICO - 0.9%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (n)		910,000	799,549
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (n)		450,000	444,508
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (n)		385,000	372,364
FEL Energy VI SARL 5.75% 12/1/2040 (n)		771,862	731,223
Petroleos Mexicanos 10% 2/7/2033		6,191,000	7,229,231
Petroleos Mexicanos 5.95% 1/28/2031		74,110,000	73,235,502
Petroleos Mexicanos 6.35% 2/12/2048		15,296,000	12,343,872
Petroleos Mexicanos 6.5% 6/2/2041		552,000	486,312
Petroleos Mexicanos 6.625% 6/15/2035		9,615,000	9,189,344
Petroleos Mexicanos 6.7% 2/16/2032		34,417,000	34,606,294
Petroleos Mexicanos 6.75% 9/21/2047		18,918,000	15,842,879
Petroleos Mexicanos 6.95% 1/28/2060		13,075,000	10,721,500
Petroleos Mexicanos 7.69% 1/23/2050		61,671,000	56,234,701
Petroleos Mexicanos 8.75% 6/2/2029		1,264,000	1,355,008
TOTAL ENERGY			222,792,738
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (g)(n)		405,000	401,152
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (n)		1,258,000	1,261,749
			1,662,901
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (n)		2,680,000	2,677,079
TOTAL FINANCIALS			4,339,980
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 5.5% 7/31/2047 (n)		1,100,000	938,410
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (n)		954,000	800,167
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (n)		1,740,000	1,749,638
			2,549,805
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (n)		1,035,000	776,985
TOTAL MATERIALS			3,326,790
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (n)		895,000	865,913
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (n)		1,136,602	1,203,378
COX Asset Mexico SA de CV 7.125% 1/8/2032 (n)		480,000	481,920
Saavi Energia Sarl 8.875% 2/10/2035 (n)		1,997,000	2,193,804
TOTAL UTILITIES			3,879,102
TOTAL MEXICO			236,942,482
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (n)		565,000	440,576
OCP SA 6.1% 4/30/2030 (n)		657,000	667,479
OCP SA 6.75% 5/2/2034 (n)		807,000	837,658
OCP SA 6.875% 4/25/2044 (n)		1,158,000	1,147,694
OCP SA 7.5% 5/2/2054 (n)		845,000	876,324

TOTAL MOROCCO			3,969,731
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	400,000	450,753
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (g)(n)		2,425,000	2,478,230
ING Groep NV 3% 8/17/2031 (g)(o)	EUR	2,200,000	2,479,041
			4,957,271
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (g)(o)		2,430,000	2,431,066
TOTAL FINANCIALS			7,388,337
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		8,426,000	8,181,232
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		17,853,000	17,324,056
TOTAL INFORMATION TECHNOLOGY			25,505,288
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vesteda Finance BV 3.75% 7/16/2030 (o)	EUR	540,000	622,646
TOTAL NETHERLANDS			33,967,024
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (n)		2,267,000	2,257,411
IHS Holding Ltd 7.875% 5/29/2030 (n)		1,119,000	1,147,691
TOTAL COMMUNICATION SERVICES			3,405,102
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Mauritius NG Holdco Ltd 8% 9/18/2027 (n)		532,793	530,795
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (n)		1,140,000	1,144,275
TOTAL NIGERIA			5,080,172
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (n)		614,000	644,195
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3.625% 5/28/2032 (g)(o)	EUR	1,700,000	1,953,756
TOTAL NORWAY			2,597,951
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (n)		550,000	549,241
Veon Midco BV 7.45% 6/1/2033 (n)		680,000	678,348

TOTAL PAKISTAN			1,227,589
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (n)		1,971,000	1,942,499
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (n)		2,117,000	2,014,664
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (n)		1,356,000	1,370,374
TOTAL COMMUNICATION SERVICES			5,327,537
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (n)		348,000	280,315
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (n)		485,000	489,511
TOTAL PANAMA			6,097,363
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (n)		890,000	878,875
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (g)(n)		1,021,000	1,016,661
Intercorp Peru Ltd 5.6% 7/16/2033 (n)		1,080,000	1,075,777
TOTAL FINANCIALS			2,092,438
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (n)		1,890,000	1,925,305
Volcan Cia Minera SAA 8.5% 10/28/2032 (n)		3,460,000	3,569,509
TOTAL MATERIALS			5,494,814
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (n)		490,000	480,323
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (n)		1,189,000	1,186,170
TOTAL UTILITIES			1,666,493
TOTAL PERU			10,132,620
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (n)		1,496,000	1,522,195
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (o)	EUR	1,200,000	1,290,812
TOTAL POLAND			2,813,007
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (n)		915,000	823,765
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (n)		1,512,000	1,509,430
QatarEnergy 2.25% 7/12/2031 (n)		3,675,000	3,229,645
QatarEnergy 3.125% 7/12/2041 (n)		2,394,000	1,736,847
QatarEnergy 3.3% 7/12/2051 (n)		4,360,000	2,812,418
TOTAL ENERGY			9,288,340
TOTAL QATAR			10,112,105
SAUDI ARABIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (n)		3,078,698	2,743,335
Green Palm Bidco Sarl 5.9573% 6/30/2041 (n)		535,000	524,969
Green Palm Bidco Sarl 6.4623% 6/30/2046 (n)		944,000	918,040
Saudi Arabian Oil Co 2.25% 11/24/2030 (n)		3,467,000	3,078,488
Saudi Arabian Oil Co 3.25% 11/24/2050 (n)		1,538,000	939,441
Saudi Arabian Oil Co 3.5% 11/24/2070 (n)		1,109,000	637,875
Saudi Arabian Oil Co 3.5% 4/16/2029 (n)		2,367,000	2,278,238
Saudi Arabian Oil Co 4.25% 4/16/2039 (n)		3,752,000	3,210,736
Saudi Arabian Oil Co 4.375% 2/2/2031 (n)		1,160,000	1,122,474
Saudi Arabian Oil Co 4.375% 4/16/2049 (n)		425,000	325,627
Saudi Arabian Oil Co 5% 2/2/2036 (n)		485,000	466,657
Saudi Arabian Oil Co 5.875% 7/17/2064 (n)		665,000	594,324
Saudi Arabian Oil Co 6.375% 6/2/2055 (n)		2,292,000	2,237,175
TOTAL ENERGY			19,077,379
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (n)		11,340,000	11,302,919
Gaci First Investment Co 5% 10/13/2027 (o)		1,450,000	1,450,000
Gaci First Investment Co 5.125% 2/14/2053 (o)		470,000	386,725
Gaci First Investment Co 5.25% 10/13/2032 (o)		800,000	793,000
TOTAL FINANCIALS			13,932,644
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (n)		1,946,000	1,948,744
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (n)		1,000,000	991,250
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (n)		2,658,000	2,681,709
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (n)		605,000	618,528
TOTAL INDUSTRIALS			6,240,231
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (n)		750,000	729,375
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (n)		1,430,000	1,425,824
TOTAL MATERIALS			2,155,199
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (o)		840,000	834,884
TOTAL SAUDI ARABIA			42,240,337
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (n)		1,532,000	1,526,638
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (n)		1,534,000	1,596,434
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (n)		492,000	492,000
TOTAL COMMUNICATION SERVICES			2,088,434
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (n)		595,000	615,408
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		853,000	851,465
Sasol Financing USA LLC 5.5% 3/18/2031		560,000	529,194
Sasol Financing USA LLC 8.75% 4/10/2033 (n)		395,000	415,244
Sasol Financing USA LLC 8.75% 5/3/2029 (n)		1,515,000	1,597,416
			3,393,319
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (n)		690,000	681,913
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (n)		865,000	879,402
			1,561,315
TOTAL MATERIALS			4,954,634
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (n)		1,793,000	1,819,895
Eskom Holdings 8.45% 8/10/2028 (n)		911,000	954,273
TOTAL UTILITIES			2,774,168
TOTAL SOUTH AFRICA			10,432,644
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (g)(n)		1,300,000	1,271,698
CaixaBank SA 6.84% 9/13/2034 (g)(n)		2,320,000	2,481,222

TOTAL SPAIN			3,752,920
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (o)	EUR	880,000	1,004,181
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (o)	EUR	1,465,000	1,642,128
Sveafastigheter AB 4.5% 3/2/2032 (o)	EUR	1,240,000	1,426,331

TOTAL SWEDEN			4,072,640
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 2.095% 2/11/2032 (g)(n)		630,000	549,277
UBS Group AG 3.126% 8/13/2030 (g)(n)		2,290,000	2,169,622
UBS Group AG 3.869% 1/12/2029 (g)(n)		4,471,000	4,419,770
UBS Group AG 4.125% 6/9/2033 (g)(o)	EUR	1,970,000	2,300,264
UBS Group AG 4.194% 4/1/2031 (g)(n)		46,867,000	45,415,876
UBS Group AG 4.75% 3/17/2032 (g)(o)	EUR	1,900,000	2,284,875
UBS Group AG 5.428% 2/8/2030 (g)(n)		21,840,000	22,059,999
UBS Group AG 5.699% 2/8/2035 (g)(n)		2,300,000	2,312,061
			81,511,744
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (g)(n)		200,000	198,315
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (g)(o)		1,605,000	1,437,376
			1,635,691
TOTAL FINANCIALS			83,147,435
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (n)(s)		2,427,000	2,344,724
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (n)(s)		1,392,000	1,410,276
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (n)(s)		1,092,000	1,115,013
TOTAL INDUSTRIALS			4,870,013
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (n)		2,276,000	2,423,983
Consolidated Energy Finance SA 5.625% 10/15/2028 (n)		4,021,200	3,942,304
			6,366,287
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (o)	EUR	875,000	1,006,305
TOTAL MATERIALS			7,372,592
TOTAL SWITZERLAND			95,390,040
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (n)		1,089,000	705,912
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (n)		610,000	602,631
Financials - 0.0%
Banks - 0.0%
Akbank TAS 8.25% 12/8/2036 (g)(n)		600,000	603,438
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (g)(n)		880,000	889,900
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (n)		1,035,000	1,019,196
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (n)		1,020,000	991,837
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (n)		1,095,000	1,068,775
TOTAL FINANCIALS			4,573,146
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (n)		455,000	467,522
TOTAL TURKEY			5,643,299
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 8.95% 1/15/2033 pay-in-kind (n)		829,265	732,183
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (n)		918,000	781,558
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (n)		860,470	766,060
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (n)		3,249,000	2,794,562
TOTAL ENERGY			4,342,180
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (n)		1,073,000	927,201
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (n)		646,000	649,598
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (n)		1,128,000	1,060,726
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (n)		627,000	590,157
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (n)		1,396,000	1,202,696
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (n)		749,000	755,674
TOTAL FINANCIALS			5,186,052
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (n)		1,315,000	1,244,319
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (n)		967,000	850,176
TOTAL INDUSTRIALS			2,094,495
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (g)(n)		1,055,000	979,810
Aldar Properties PJSC 6.6227% 4/15/2055 (g)(o)		1,555,000	1,513,746
Alpha Star Holding IX Ltd 7% 8/26/2028 (o)		1,265,000	1,257,106
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (o)		1,195,000	1,202,290
Sobha Sukuk Ltd 8.75% 7/17/2028 (o)		830,000	830,245
TOTAL REAL ESTATE			5,783,197
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (n)		1,300,000	962,455
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (n)		505,000	498,031
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (n)		488,000	474,151
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (n)		1,507,000	1,414,711
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (n)		588,000	585,095
TOTAL UTILITIES			3,934,443
TOTAL UNITED ARAB EMIRATES			21,340,367
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (o)	EUR	1,100,000	1,232,437
Virgin Media Finance PLC 5% 7/15/2030 (n)		470,000	289,857
			1,522,294
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (o)	GBP	955,000	1,290,285
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (n)		1,593,000	1,317,045
			2,607,330
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (n)		1,032,000	835,922
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (n)		755,000	629,088
			1,465,010
TOTAL COMMUNICATION SERVICES			5,594,634
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (n)		1,319,000	1,354,130
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (n)		1,329,000	1,376,325
			2,730,455
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (o)	GBP	675,000	761,933
Marks & Spencer PLC 5.125% 8/18/2032 (o)	GBP	500,000	657,809
			1,419,742
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (n)		2,070,000	2,105,790
IHG Finance LLC 3.375% 9/10/2030 (o)	EUR	1,085,000	1,235,941
Whitbread Group PLC 2.375% 5/31/2027 (o)	GBP	765,000	1,017,458
			4,359,189
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	3,095,000	3,603,295
TOTAL CONSUMER DISCRETIONARY			12,112,681
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.625% 3/22/2033		685,000	656,143
BAT Capital Corp 4.7% 4/2/2027		2,539,000	2,541,824
BAT Capital Corp 4.906% 4/2/2030		48,311,000	48,112,964
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,148,830
BAT Capital Corp 5.55% 8/5/2036		1,500,000	1,485,064
BAT Capital Corp 5.834% 2/20/2031		7,784,000	7,998,458
BAT Capital Corp 6.421% 8/2/2033		10,500,000	11,098,436
BAT International Finance PLC 4.125% 4/12/2032 (o)	EUR	3,235,000	3,774,390
Imperial Brands Finance PLC 3.875% 2/12/2034 (o)	EUR	4,475,000	4,992,528
Imperial Brands Finance PLC 6.125% 7/27/2027 (n)		3,927,000	3,974,193
Reynolds American Inc 5.7% 8/15/2035		3,890,000	3,922,497
Reynolds American Inc 5.85% 8/15/2045		90,000	85,347
Reynolds American Inc 7.25% 6/15/2037		75,000	83,049
TOTAL CONSUMER STAPLES			89,873,723
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (g)		7,150,000	7,113,384
Barclays PLC 2.645% 6/24/2031 (g)		14,478,000	13,190,363
Barclays PLC 3.543% 8/14/2031 (g)(o)	EUR	2,125,000	2,437,825
Barclays PLC 5.335% 9/10/2035 (g)		3,407,000	3,308,147
Barclays PLC 5.69% 3/12/2030 (g)		49,756,000	50,505,825
Barclays PLC 5.746% 8/9/2033 (g)		250,000	252,760
Barclays PLC 6.224% 5/9/2034 (g)		7,880,000	8,137,873
Barclays PLC 6.49% 9/13/2029 (g)		13,386,000	13,754,666
Barclays PLC 6.692% 9/13/2034 (g)		850,000	900,198
Barclays PLC 7.437% 11/2/2033 (g)		5,935,000	6,509,222
HSBC Holdings PLC 3.608% 12/1/2033 (g)(o)	EUR	3,260,000	3,680,491
HSBC Holdings PLC 4.856% 5/23/2033 (g)(o)	EUR	775,000	937,200
HSBC Holdings PLC 8.201% 11/16/2034 (g)(o)	GBP	400,000	578,628
Lloyds Banking Group PLC 4.75% 9/21/2031 (g)(o)	EUR	2,745,000	3,297,929
NatWest Group PLC 3.073% 5/22/2028 (g)		6,420,000	6,349,358
NatWest Group PLC 7.416% 6/6/2033 (g)(o)	GBP	3,570,000	4,979,963
Standard Chartered PLC 3.864% 3/17/2033 (g)(o)	EUR	700,000	803,148
Standard Chartered PLC 3.934% 5/28/2032 (g)(o)	EUR	1,380,000	1,593,368
Virgin Money UK PLC 7.625% 8/23/2029 (g)(o)	GBP	575,000	817,458
			129,147,806
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (o)	EUR	1,760,000	1,984,138
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	2,485,000	3,773,057
TOTAL FINANCIALS			134,905,001
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	1,390,000	1,376,648
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (o)	GBP	2,845,000	3,848,144
TOTAL INDUSTRIALS			5,224,792
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (o)	GBP	1,355,000	1,816,193
Retail REITs - 0.0%
Hammerson PLC 3.875% 6/8/2031 (o)	EUR	900,000	1,030,018
TOTAL REAL ESTATE			2,846,211
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (o)	EUR	1,080,000	1,202,969
NGG Finance PLC 2.125% 9/5/2082 (g)(o)	EUR	805,000	921,100
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (o)	EUR	1,525,000	1,717,542
SSE PLC 6.3% 8/20/2036	AUD	2,230,000	1,584,003
			5,425,614
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (n)		4,048,000	3,977,192
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (n)		1,510,000	1,536,425
			5,513,617
Multi-Utilities - 0.0%
Cadent Finance PLC 4% 7/7/2036 (o)	EUR	1,650,000	1,848,991
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (o)	GBP	965,000	1,249,595
Anglian Water Services Financing PLC 4.25% 6/23/2036 (o)	EUR	550,000	622,854
Anglian Water Services Financing PLC 5.375% 11/10/2033 (o)	GBP	690,000	895,522
Anglian Water Services Financing PLC 5.875% 6/20/2031 (o)	GBP	810,000	1,101,158
Anglian Water Services Financing PLC 6.293% 7/30/2030 (o)	GBP	1,770,000	2,452,926
Northumbrian Water Finance PLC 4.5% 2/14/2031 (o)	GBP	1,890,000	2,444,749
Northumbrian Water Finance PLC 5.375% 7/22/2032 (o)	GBP	525,000	693,036
Northumbrian Water Finance PLC 5.625% 4/29/2033 (o)	GBP	890,000	1,177,887
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (o)	EUR	1,025,000	1,147,753
South West Water Finance PLC 5.25% 9/15/2031 (o)	GBP	1,685,000	2,231,138
South West Water Finance PLC 5.75% 12/11/2032 (o)	GBP	175,000	235,755
SW Finance I PLC 6.875% 8/7/2032 (o)	GBP	2,035,000	2,788,197
SW Finance I PLC 7.375% 12/12/2041 (o)	GBP	404,000	532,634
Wessex Water Services Finance PLC 6.125% 9/19/2034 (o)	GBP	1,250,000	1,665,000
Yorkshire Water Finance PLC 5.5% 4/28/2035 (o)	GBP	1,625,000	2,062,000
Yorkshire Water Finance PLC 6% 7/22/2033 (o)	GBP	650,000	864,801
			22,165,005
TOTAL UTILITIES			34,953,227
TOTAL UNITED KINGDOM			285,510,269
UNITED STATES - 20.0%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (n)(s)		2,458,000	2,361,454
APLD ComputeCo 3 LLC 7% 6/15/2031 (n)		3,600,000	3,466,086
APLD ComputeCo LLC 9.25% 12/15/2030 (n)(s)		6,273,000	6,616,552
AT&T Inc 3.8% 12/1/2057		3,772,000	2,369,595
AT&T Inc 4.3% 2/15/2030		285,000	279,085
AT&T Inc 4.4% 4/30/2031		280,000	272,233
AT&T Inc 4.5% 3/9/2048		10,000	7,605
AT&T Inc 4.55% 11/1/2032		125,000	120,006
AT&T Inc 5.25% 10/30/2036		400,000	382,325
AT&T Inc 5.4% 2/15/2034		1,300,000	1,291,039
Black Pearl Compute LLC 6.125% 2/15/2031 (n)(s)		1,445,000	1,445,926
Cipher Compute LLC 7.125% 11/15/2030 (n)(s)		1,427,000	1,444,685
Comcast Corp 4.65% 7/15/2042		407,000	330,900
Core Scientific Finance I LLC 7.75% 5/15/2031 (n)		5,054,000	4,903,808
Edged Compute LLC 7.5% 4/30/2031 (n)		5,820,000	5,521,012
ELK Grove Village Property LLC 7.5% 6/15/2031 (n)		715,000	688,483
Flash Compute LLC 7.25% 12/31/2030 (n)		2,490,000	2,502,913
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (n)		4,560,000	4,516,350
HUT 8 DC LLC 6.192% 11/15/2042 (n)		16,221,000	15,753,669
Level 3 Financing Inc 3.75% 7/15/2029 (n)		410,000	389,881
Level 3 Financing Inc 6.875% 6/30/2033 (n)		2,864,000	2,911,459
Level 3 Financing Inc 7% 3/31/2034 (n)		771,000	788,643
Level 3 Financing Inc 7.5% 2/15/2037 (n)(s)		2,305,000	2,286,926
Level 3 Financing Inc 8.5% 1/15/2036 (n)		2,805,000	2,933,065
Lumen Technologies Inc 4.5% 1/15/2029 (n)		376,000	358,674
Meridian Arc Holdco LLC 6.25% 4/30/2031 (n)(s)		6,754,000	6,421,308
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (n)		7,435,000	6,892,008
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (n)		7,588,000	7,479,524
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (n)		4,942,000	4,711,590
Sopaipilla Investor LLC 7.534% 11/30/2048 (n)		3,029,000	3,102,915
Space Exploration Technologies Corp 5.35% 7/15/2031 (n)		37,434,000	36,589,859
Space Exploration Technologies Corp 5.65% 7/15/2033 (n)		52,561,000	50,707,564
Stingray Compute LLC 6% 6/15/2031 (n)(s)		1,507,000	1,467,396
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (n)		2,037,000	1,869,974
Uniti Services LLC 7.5% 10/15/2033 (n)		845,000	872,462
Verizon Communications Inc 2.355% 3/15/2032		5,427,000	4,693,413
Verizon Communications Inc 2.55% 3/21/2031		38,717,000	34,831,096
Verizon Communications Inc 4.4% 11/1/2034		835,000	774,404
Verizon Communications Inc 4.75% 1/15/2033		2,130,000	2,061,426
Verizon Communications Inc 4.78% 2/15/2035		2,948,000	2,783,519
WULF Compute LLC 7.75% 10/15/2030 (n)(s)		3,410,000	3,543,334
Yondr JK 1 LLC 6.875% 6/30/2031 (n)(s)		2,455,000	2,300,029
Zenith Arc LLC 8.875% 8/31/2031 (n)		2,975,000	2,870,728
			237,914,923
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (n)		2,285,000	2,403,844
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (n)		2,275,000	2,365,816
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (n)		2,012,000	2,135,384
			6,905,044
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	220,000	236,632
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	203,772
Alphabet Inc 4% 5/6/2054	EUR	200,000	195,742
Meta Platforms Inc 4.875% 5/15/2033		21,386,000	20,655,998
Meta Platforms Inc 5.25% 5/15/2036		13,989,000	13,463,421
Snap Inc 6.875% 3/1/2033 (n)(s)		1,570,000	1,539,553
Snap Inc 6.875% 3/15/2034 (n)		960,000	933,573
			37,228,691
Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (n)(s)		2,630,000	2,192,853
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (n)		2,549,000	2,298,908
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,596,000	2,283,267
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (n)(s)		1,684,000	1,459,909
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (n)		1,387,000	1,242,970
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (n)		706,000	689,312
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (n)(s)		2,809,000	2,716,021
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		7,871,000	7,306,988
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		7,205,000	5,994,299
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		55,009,000	49,512,731
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		45,646,000	34,355,897
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		15,359,000	11,878,571
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		6,232,000	4,579,585
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		6,616,000	5,369,532
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		11,172,000	11,361,467
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		6,150,000	5,995,404
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		18,484,000	16,451,566
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		32,110,000	32,060,866
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		5,172,000	5,200,061
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,352,000	2,115,589
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (n)		2,075,000	2,139,885
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (n)		1,962,000	2,067,849
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (n)		1,736,000	1,736,000
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (n)		1,852,000	1,921,437
CMG Media Corp 8.875% 6/18/2029 (n)		1,017,000	780,889
CSC Holdings LLC 3.375% 2/15/2031 (n)		4,170,000	2,168,401
CSC Holdings LLC 4.125% 12/1/2030 (n)		2,590,000	1,366,137
CSC Holdings LLC 4.5% 11/15/2031 (n)		4,280,000	2,225,600
CSC Holdings LLC 4.625% 12/1/2030 (n)		1,675,000	355,938
Dotdash Meredith Inc 7.625% 6/15/2032 (n)		815,000	782,335
EchoStar Corp 10.75% 11/30/2029		1,494,578	1,615,373
EW Scripps Co/The 9.875% 8/15/2030 (n)		1,719,000	1,550,400
Lamar Media Corp 5.375% 11/1/2033 (n)		1,602,000	1,558,722
Nexstar Media Inc 6.5% 9/15/2033 (n)		1,548,000	1,554,901
Time Warner Cable LLC 4.5% 9/15/2042		2,329,000	1,720,302
Time Warner Cable LLC 5.5% 9/1/2041		1,126,000	936,877
Time Warner Cable LLC 5.875% 11/15/2040		3,006,000	2,608,817
Time Warner Cable LLC 6.55% 5/1/2037		1,322,000	1,273,129
Time Warner Cable LLC 6.75% 6/15/2039		4,325,000	4,115,910
Time Warner Cable LLC 7.3% 7/1/2038		2,987,000	3,000,382
Univision Communications Inc 8.5% 7/31/2031 (n)(s)		1,820,000	1,834,227
Univision Communications Inc 8.875% 4/15/2033 (n)		1,415,000	1,398,541
Univision Communications Inc 9.375% 8/1/2032 (n)		2,872,000	2,930,620
			246,708,468
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		29,967,000	25,947,534
T-Mobile USA Inc 2.7% 3/15/2032		1,030,000	904,269
T-Mobile USA Inc 3.875% 4/15/2030		40,506,000	38,929,932
T-Mobile USA Inc 4.5% 4/15/2050		207,000	157,989
T-Mobile USA Inc 5.05% 7/15/2033		13,373,000	13,093,172
T-Mobile USA Inc 5.125% 5/15/2032		2,111,000	2,098,720
T-Mobile USA Inc 5.3% 5/15/2035		350,000	342,605
			81,474,221
TOTAL COMMUNICATION SERVICES			610,231,347
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (n)		1,140,000	1,141,223
American Axle & Manufacturing Inc 7.75% 10/15/2033 (n)(s)		2,045,000	2,054,628
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (n)		1,872,000	1,907,025
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (n)(s)		2,367,000	2,394,799
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (n)		2,140,000	2,134,105
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (n)		2,566,000	2,534,942
			12,166,722
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (n)		3,473,000	3,548,774
Stellantis Finance US Inc 5.75% 3/18/2030 (n)		2,225,000	2,195,867
			5,744,641
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	1,755,000	1,978,453
Amazon.com Inc 4.35% 6/12/2036	CAD	1,500,000	1,042,538
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (n)		1,615,391	1,391,989
Saks Global Enterprises LLC 11% (j)(k)(n)		623,547	1,559
Wayfair LLC 6.75% 11/15/2032 (n)		2,962,000	3,047,593
Wayfair LLC 7.125% 5/31/2034 (n)(s)		1,390,000	1,441,743
Wayfair LLC 7.25% 10/31/2029 (n)		4,015,000	4,147,218
Wayfair LLC 7.75% 9/15/2030 (n)		4,465,000	4,699,904
			17,750,997
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (n)		4,073,000	4,124,169
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (n)		1,773,000	1,722,376
StoneMor Inc 8.5% 5/15/2029 (n)		4,736,000	4,722,524
TKC Holdings Inc 12% 2/15/2031 (n)		735,000	790,385
TKC Holdings Inc 8.5% 8/15/2030 (n)		1,380,250	1,438,291
			12,797,745
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (n)(s)		2,782,000	2,757,550
Carnival Corp Ltd 5.75% 8/1/2032 (n)		590,000	583,879
Carnival Corp Ltd 5.875% 6/15/2031 (n)		3,110,000	3,120,636
Carnival Corp Ltd 6.125% 2/15/2033 (n)		1,292,000	1,295,131
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)		500,000	487,226
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (n)		4,396,000	4,303,047
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (n)		2,582,000	2,345,164
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (n)		970,000	954,892
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (n)		2,340,000	2,330,929
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (n)(s)		1,160,000	1,158,979
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (n)		834,000	836,398
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (n)(s)		995,000	1,007,733
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (n)		1,523,000	1,535,796
Light & Wonder International Inc 6.25% 10/1/2033 (n)		1,438,000	1,434,405
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (n)		3,237,000	2,731,646
McDonald's Corp 3.5% 5/21/2032 (o)	EUR	925,000	1,053,307
McDonald's Corp 3.5% 7/1/2027		139,000	137,972
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,371,456
NCL Corp Ltd 6.25% 9/15/2033 (n)		1,816,000	1,698,791
NCL Corp Ltd 6.75% 2/1/2032 (n)		1,471,000	1,430,830
Viking Cruises Ltd 5.875% 10/15/2033 (n)		3,158,000	3,125,565
			35,701,332
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (n)		1,066,000	1,018,255
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (n)		586,000	588,082
Century Communities Inc 6.625% 9/15/2033 (n)(s)		1,486,000	1,503,399
Dream Finders Homes Inc 6.875% 9/15/2030 (n)(s)		1,762,000	1,724,753
LGI Homes Inc 7% 11/15/2032 (n)		5,096,000	5,039,169
Risewell Homes Inc 8.5% 11/1/2030 (n)		1,415,000	1,437,103
Whirlpool Corp 4.6% 5/15/2050		1,485,000	839,521
Whirlpool Corp 5.75% 3/1/2034		491,000	382,572
Whirlpool Corp 6.5% 6/15/2033 (s)		5,930,000	5,125,882
Whirlpool Corp 7.5% 7/1/2031 (n)		870,000	871,104
Whirlpool Corp 7.875% 7/1/2034 (n)(s)		1,335,000	1,305,992
			19,835,832
Specialty Retail - 0.3%
Advance Auto Parts Inc 1.75% 10/1/2027		909,000	875,769
Advance Auto Parts Inc 3.5% 3/15/2032		757,000	655,606
Advance Auto Parts Inc 3.9% 4/15/2030 (s)		1,178,000	1,106,781
Advance Auto Parts Inc 7% 8/1/2030 (n)(s)		1,298,000	1,327,198
Advance Auto Parts Inc 7.375% 8/1/2033 (n)(s)		4,539,000	4,652,566
AutoNation Inc 4.75% 6/1/2030		127,000	124,683
AutoZone Inc 4% 4/15/2030		4,169,000	4,026,841
Carvana Co 4.875% 9/1/2029 (n)		1,034,000	977,130
Carvana Co 5.875% 10/1/2028 (n)		693,000	679,140
Carvana Co 9% 6/1/2031 pay-in-kind (g)(n)		3,234,625	3,566,617
Champions Financing Inc 8.75% 2/15/2029 (n)(s)		3,241,000	3,304,443
LBM Acquisition LLC 6.25% 1/15/2029 (n)		2,285,000	1,442,955
Lowe's Cos Inc 3.35% 4/1/2027		91,000	90,517
Lowe's Cos Inc 3.75% 4/1/2032		20,943,000	19,490,786
Lowe's Cos Inc 4.5% 4/15/2030		86,000	84,807
Lowe's Cos Inc 5.625% 4/15/2053		121,000	111,051
Michaels Cos Inc/The 11% 3/15/2034 (n)		2,654,000	2,575,175
Michaels Cos Inc/The 8.5% 3/15/2033 (n)		2,594,000	2,567,899
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	182,887
Staples Inc 10.75% 9/1/2029 (n)		5,054,000	4,855,514
Staples Inc 12.75% 1/15/2030 (n)		2,410,699	1,920,345
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,864
			54,622,574
TOTAL CONSUMER DISCRETIONARY			158,619,843
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (n)		1,370,000	1,287,934
C&S Group Enterprises LLC 5% 12/15/2028 (n)		358,000	332,292
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (n)		2,770,000	2,795,046
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (n)		675,000	689,686
Kroger Co/The 5% 9/15/2034		5,900,000	5,701,162
Mars Inc 4.8% 3/1/2030 (n)		11,332,000	11,274,492
Mars Inc 5% 3/1/2032 (n)		13,282,000	13,191,804
Performance Food Group Inc 5.625% 3/1/2034 (n)		1,658,000	1,610,606
Performance Food Group Inc 6.125% 9/15/2032 (n)		595,000	596,235
Sysco Corp 5.95% 4/1/2030		948,000	971,544
Sysco Corp 6.6% 4/1/2050		530,000	538,753
US Foods Inc 4.75% 2/15/2029 (n)		1,537,000	1,516,640
US Foods Inc 5.75% 4/15/2033 (n)		247,000	245,826
US Foods Inc 6.875% 9/15/2028 (n)		683,000	695,551
			41,447,571
Food Products - 0.1%
Conagra Brands Inc 5% 8/1/2030		192,000	189,429
Conagra Brands Inc 5.4% 8/1/2031		5,982,000	5,961,645
J&F Luxembourg Finance SARL 8% 4/23/2033 (n)		735,000	716,258
JBS USA Food Co Holdings 3.625% 1/15/2032 (n)		165,000	151,576
Lamb Weston Holdings Inc 4.125% 1/31/2030 (n)		1,513,000	1,450,030
Lamb Weston Holdings Inc 4.375% 1/31/2032 (n)		2,087,000	1,963,324
Post Holdings Inc 6.25% 10/15/2034 (n)		651,000	627,595
Post Holdings Inc 6.375% 3/1/2033 (n)		776,000	762,509
Post Holdings Inc 6.5% 3/15/2036 (n)		1,250,000	1,211,494
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (n)(s)		1,505,000	1,506,580
			14,540,440
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,480,000	3,906,665
TOTAL CONSUMER STAPLES			59,894,676
Energy - 2.4%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (n)		2,722,000	2,677,236
Halliburton Co 4.85% 11/15/2035		55,000	52,182
Kodiak Gas Services LLC 6.5% 10/1/2033 (n)		1,139,000	1,149,988
Kodiak Gas Services LLC 6.75% 10/1/2035 (n)		1,000,000	1,019,521
Oceaneering International Inc 6.875% 7/15/2034 (n)		1,470,000	1,516,994
Star Holding LLC 8.75% 8/1/2031 (n)		851,000	882,524
Transocean Aquila Ltd 8% 9/30/2028 (n)		498,461	508,800
Transocean International Ltd 7.875% 10/15/2032 (n)		391,000	410,585
Transocean International Ltd 8.25% 5/15/2029 (n)		1,159,000	1,204,625
Transocean International Ltd 8.5% 5/15/2031 (n)		1,569,000	1,649,718
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (n)		1,271,000	1,260,098
WBI Operating LLC 6.5% 10/15/2033 (n)		804,000	806,621
			13,138,892
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (n)		577,000	576,942
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (n)		785,000	774,976
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (n)		2,506,000	2,459,025
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (n)		829,000	837,270
California Resources Corp 7% 1/15/2034 (n)		2,130,000	2,129,812
California Resources Corp 7.25% 1/15/2035 (n)		805,000	806,942
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (n)		1,267,000	1,372,741
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (n)		2,798,000	2,885,354
Cheniere Energy Inc 5.2% 7/30/2036 (n)		3,193,000	3,078,111
Cheniere Energy Inc 6% 7/30/2056 (n)(s)		1,254,000	1,209,466
Cheniere Energy Partners LP 5.35% 11/30/2036 (n)		10,542,000	10,252,314
CITGO Petroleum Corp 8.375% 1/15/2029 (n)		710,000	729,438
CNX Midstream Partners LP 4.75% 4/15/2030 (n)		1,692,000	1,629,176
CNX Resources Corp 5.875% 3/1/2034 (n)		1,405,000	1,370,068
CNX Resources Corp 7.25% 3/1/2032 (n)		2,047,000	2,107,038
CNX Resources Corp 7.375% 1/15/2031 (n)		1,004,000	1,028,134
Columbia Pipelines Holding Co LLC 5.681% 1/15/2034 (n)		850,000	854,192
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (n)		19,817,000	20,386,859
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (n)		14,255,000	14,716,516
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (n)		673,000	693,078
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (n)		762,000	781,756
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (n)		406,000	422,389
Comstock Resources Inc 5.875% 1/15/2030 (n)(s)		2,370,000	2,275,118
Comstock Resources Inc 6.75% 3/1/2029 (n)		1,865,000	1,849,703
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (n)		260,000	254,293
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (n)		2,147,000	2,252,693
CVR Energy Inc 7.5% 2/15/2031 (n)		1,257,000	1,295,181
CVR Energy Inc 7.875% 2/15/2034 (n)		925,000	959,823
DCP Midstream Operating LP 5.125% 5/15/2029		1,290,000	1,296,632
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (n)		573,000	589,752
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (n)		1,095,000	1,133,511
Energy Transfer LP 3.75% 5/15/2030		58,021,000	55,418,296
Energy Transfer LP 4.95% 6/15/2028		141,000	141,384
Energy Transfer LP 5% 5/15/2050		1,051,000	860,919
Energy Transfer LP 5.25% 4/15/2029		3,772,000	3,804,936
Energy Transfer LP 5.6% 9/1/2034		1,625,000	1,624,664
Energy Transfer LP 5.8% 6/15/2038		509,000	505,681
Energy Transfer LP 6.5% 2/15/2056 (g)		1,112,000	1,116,143
Energy Transfer LP 6.55% 1/15/2057 (g)		1,355,000	1,346,496
Energy Transfer LP 6.55% 12/1/2033		11,229,000	11,924,626
Energy Transfer LP 6.7% 1/15/2057 (g)		1,720,000	1,705,192
Energy Transfer LP 6.75% 2/15/2056 (g)		152,000	151,534
Energy Transfer LP 7.375% 2/1/2031 (n)		6,173,000	6,334,569
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,793,879
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		710,000	714,826
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (s)		1,979,000	2,076,105
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,636,000	1,643,619
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (n)(s)		551,000	566,635
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (n)(s)		395,000	413,075
Harvest Midstream I LP 6.75% 5/15/2034 (n)		1,630,000	1,654,059
Harvest Midstream I LP 7.5% 5/15/2032 (n)		1,024,000	1,062,727
Hess Corp 5.6% 2/15/2041		20,000	19,730
Hess Corp 5.8% 4/1/2047		608,000	598,552
Hess Corp 7.125% 3/15/2033		12,189,000	13,489,933
Hess Corp 7.3% 8/15/2031		5,397,000	5,929,139
Hess Corp 7.875% 10/1/2029		403,000	438,755
Hess Midstream Operations LP 4.25% 2/15/2030 (n)		771,000	742,032
Hess Midstream Operations LP 5.125% 6/15/2028 (n)		1,994,000	1,988,856
Hess Midstream Operations LP 5.5% 10/15/2030 (n)		521,000	519,223
Hess Midstream Operations LP 5.875% 3/1/2028 (n)		1,171,000	1,181,624
Hess Midstream Operations LP 6.5% 6/1/2029 (n)		723,000	736,888
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (n)		639,000	644,502
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (n)		1,995,000	2,005,153
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (n)		1,125,000	1,161,606
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	265,270
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	13,604
Kinder Morgan Inc 5.05% 2/15/2046		34,000	29,530
Kinder Morgan Inc 5.55% 6/1/2045		193,000	178,798
Kinetik Holdings LP 5.875% 6/15/2030 (n)(s)		1,205,000	1,211,031
Kinetik Holdings LP 6.625% 12/15/2028 (n)		2,670,000	2,717,660
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (n)		2,305,000	2,337,588
MPLX LP 2.65% 8/15/2030		33,444,000	30,551,723
MPLX LP 4.8% 2/15/2029		293,000	292,688
MPLX LP 4.95% 9/1/2032		14,376,000	14,093,652
MPLX LP 5.5% 2/15/2049		249,000	221,451
MPLX LP 5.5% 6/1/2034		2,055,000	2,042,320
Occidental Petroleum Corp 5.375% 1/1/2032		7,816,000	7,888,298
Occidental Petroleum Corp 6.2% 3/15/2040		750,000	761,673
Occidental Petroleum Corp 6.45% 9/15/2036		12,270,000	12,942,715
Occidental Petroleum Corp 6.6% 3/15/2046		255,000	264,248
Occidental Petroleum Corp 7.5% 5/1/2031		59,859,500	65,441,340
Occidental Petroleum Corp 7.875% 9/15/2031		1,680,000	1,872,546
ONEOK Inc 4.25% 9/24/2027		2,308,000	2,301,717
ONEOK Inc 4.4% 10/15/2029		3,287,000	3,234,051
ONEOK Inc 4.75% 10/15/2031		10,545,000	10,314,007
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,250,608
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,426,201
Ovintiv Inc 7.375% 11/1/2031		290,000	316,242
Ovintiv Inc 8.125% 9/15/2030		652,000	717,244
Par Petroleum LLC 7.375% 6/1/2034 (n)		1,815,000	1,883,400
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (n)		2,635,000	2,709,520
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,117,000	9,692,306
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031		400,000	392,611
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036		864,000	851,347
Prairie Acquiror LP 9% 8/1/2029 (n)		535,000	553,053
Rio Grande LNG LLC 5.25% 6/30/2031 (n)		5,930,000	5,861,064
Rio Grande LNG LLC 5.5% 1/30/2034 (n)		5,494,000	5,389,565
Rio Grande LNG LLC 5.75% 6/30/2036 (n)		13,907,000	13,547,689
Rockies Express Pipeline LLC 4.95% 7/15/2029 (n)		1,786,000	1,766,197
Rockies Express Pipeline LLC 6.875% 4/15/2040 (n)		871,000	870,285
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,389,986
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,758,000	1,719,552
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028 (s)		1,936,000	1,939,684
Sunoco LP 4.5% 10/1/2029 (n)		1,649,000	1,608,472
Sunoco LP 4.625% 5/1/2030 (n)		3,145,000	3,043,096
Sunoco LP 5.375% 7/15/2031 (n)		1,705,000	1,681,827
Sunoco LP 5.625% 7/15/2034 (n)		2,905,000	2,821,506
Sunoco LP 5.875% 3/15/2034 (n)		1,340,000	1,320,726
Sunoco LP 6.25% 7/1/2033 (n)		1,442,000	1,449,609
Sunoco LP 6.625% 8/15/2032 (n)		1,276,000	1,296,639
Sunoco LP 7% 5/1/2029 (n)		763,000	782,907
Sunoco LP 7.25% 5/1/2032 (n)		795,000	822,129
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (n)		2,319,000	2,318,955
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (n)		5,049,000	5,050,909
Targa Resources Corp 4.2% 2/1/2033		2,735,000	2,555,641
Targa Resources Corp 4.35% 1/15/2029		5,514,000	5,458,519
Targa Resources Corp 4.35% 4/15/2031		7,232,000	7,002,135
Targa Resources Corp 4.9% 9/15/2030		10,988,000	10,905,432
Targa Resources Corp 5.55% 8/15/2035		4,185,000	4,140,847
Targa Resources Corp 5.65% 2/15/2036		18,231,000	18,151,623
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		5,027,000	4,739,641
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	395,512
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)		1,895,000	1,934,751
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (n)		2,507,000	2,592,694
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (n)		1,035,000	1,070,305
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (n)		2,906,000	3,058,929
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (n)		1,233,000	1,339,299
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (n)		1,233,000	1,371,198
Western Gas Partners LP 4.05% 2/1/2030 (m)		37,381,000	36,061,310
Western Gas Partners LP 4.5% 3/1/2028		900,000	895,496
Western Gas Partners LP 4.75% 8/15/2028		865,000	863,390
Western Gas Partners LP 5.3% 3/1/2048		2,445,000	2,081,891
Western Gas Partners LP 5.45% 11/15/2034		8,359,000	8,185,303
Western Gas Partners LP 5.5% 12/15/2035		2,750,000	2,673,916
Western Gas Partners LP 5.7% 7/1/2036		17,378,000	17,112,492
Western Gas Partners LP 6.15% 4/1/2033		2,672,000	2,755,136
Williams Cos Inc/The 3.5% 11/15/2030		53,165,000	49,850,163
Williams Cos Inc/The 4.65% 8/15/2032		4,677,000	4,532,141
Williams Cos Inc/The 5.15% 3/15/2034		5,828,000	5,698,250
Williams Cos Inc/The 5.65% 3/15/2033		850,000	860,234
			639,059,148
TOTAL ENERGY			652,198,040
Financials - 8.6%
Banks - 4.3%
Bank of America Corp 1.922% 10/24/2031 (g)		2,305,000	2,028,909
Bank of America Corp 2.299% 7/21/2032 (g)		22,504,000	19,668,261
Bank of America Corp 2.572% 10/20/2032 (g)		38,000	33,504
Bank of America Corp 2.592% 4/29/2031 (g)		94,888,000	87,096,213
Bank of America Corp 2.972% 2/4/2033 (g)		1,864,000	1,660,804
Bank of America Corp 3.419% 12/20/2028 (g)		109,825,000	108,073,278
Bank of America Corp 4.25% 10/22/2026		1,327,000	1,327,006
Bank of America Corp 4.456% 2/6/2032 (g)		8,385,000	8,146,332
Bank of America Corp 4.571% 4/27/2033 (g)		8,436,000	8,141,140
Bank of America Corp 5.015% 7/22/2033 (g)		55,957,000	55,262,613
Bank of America Corp 5.468% 1/23/2035 (g)		19,415,000	19,454,174
Bank of America Corp 5.872% 9/15/2034 (g)		727,000	747,607
Citigroup Inc 2.52% 11/3/2032 (g)		500,000	437,536
Citigroup Inc 3.785% 3/17/2033 (g)		5,225,000	4,845,311
Citigroup Inc 4.296% 7/23/2036 (g)	EUR	500,000	569,187
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,253,854
Citigroup Inc 4.412% 3/31/2031 (g)		67,445,000	65,945,063
Citigroup Inc 4.45% 9/29/2027		358,000	357,300
Citigroup Inc 4.503% 9/11/2031 (g)		200,000	195,138
Citigroup Inc 4.658% 5/24/2028 (g)		71,045,000	71,041,787
Citigroup Inc 4.91% 5/24/2033 (g)		27,800,000	27,243,912
Citigroup Inc 5.449% 6/11/2035 (g)		7,200,000	7,178,095
First-Citizens Bank & Trust Co 6.125% 3/9/2028		120,000	121,900
JPMorgan Chase & Co 2.58% 4/22/2032 (g)		1,020,000	910,462
JPMorgan Chase & Co 2.739% 10/15/2030 (g)		10,145,000	9,491,411
JPMorgan Chase & Co 2.956% 5/13/2031 (g)		4,951,000	4,591,050
JPMorgan Chase & Co 3.761% 3/21/2034 (g)(o)	EUR	650,000	742,935
JPMorgan Chase & Co 4.452% 12/5/2029 (g)		102,517,000	101,684,036
JPMorgan Chase & Co 4.493% 3/24/2031 (g)		119,818,000	117,862,142
JPMorgan Chase & Co 4.586% 4/26/2033 (g)		24,543,000	23,769,261
JPMorgan Chase & Co 4.81% 10/22/2036 (g)		5,261,000	4,984,914
JPMorgan Chase & Co 4.898% 1/22/2037 (g)		12,278,000	11,674,648
JPMorgan Chase & Co 4.912% 7/25/2033 (g)		49,918,000	49,053,492
JPMorgan Chase & Co 4.946% 10/22/2035 (g)		21,783,000	21,079,210
JPMorgan Chase & Co 5.103% 4/22/2031 (g)		15,880,000	15,893,739
JPMorgan Chase & Co 5.299% 7/24/2029 (g)		10,427,000	10,526,486
JPMorgan Chase & Co 5.35% 6/1/2034 (g)		3,075,000	3,077,204
JPMorgan Chase & Co 5.572% 4/22/2036 (g)		23,904,000	23,995,603
JPMorgan Chase & Co 5.717% 9/14/2033 (g)		250,000	253,393
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,524,951
Wells Fargo & Co 3.526% 3/24/2028 (g)		75,141,000	74,715,131
Wells Fargo & Co 4.478% 4/4/2031 (g)		88,938,000	87,235,319
Wells Fargo & Co 4.897% 7/25/2033 (g)		44,596,000	43,626,008
Wells Fargo & Co 5.15% 4/23/2031 (g)		20,589,000	20,625,607
Wells Fargo & Co 5.211% 12/3/2035 (g)		3,125,000	3,058,439
Wells Fargo & Co 5.389% 4/24/2034 (g)		1,810,000	1,807,609
Wells Fargo & Co 5.499% 1/23/2035 (g)		17,521,000	17,538,262
Wells Fargo & Co 5.557% 7/25/2034 (g)		1,716,000	1,729,156
Wells Fargo & Co 5.574% 7/25/2029 (g)		12,062,000	12,226,478
Wells Fargo & Co 5.605% 4/23/2036 (g)		16,525,000	16,587,714
Wells Fargo & Co 6.303% 10/23/2029 (g)		8,136,000	8,371,992
Wells Fargo & Co 6.491% 10/23/2034 (g)		3,328,000	3,528,344
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (f)(g)		2,138,000	2,083,286
			1,189,077,206
Capital Markets - 2.8%
Ares Strategic Income Fund 5.45% 9/9/2028		9,538,000	9,502,008
Ares Strategic Income Fund 5.7% 3/15/2028		15,181,000	15,221,526
Ares Strategic Income Fund 5.8% 9/9/2030		7,637,000	7,491,729
Athene Global Funding 2.5% 3/24/2028 (n)		1,250,000	1,200,937
Athene Global Funding 5.133% 6/1/2029 (n)		10,770,000	10,734,451
Athene Global Funding 5.339% 1/15/2027 (n)		8,489,000	8,512,641
Athene Global Funding 5.38% 1/7/2030 (n)		860,000	856,275
Athene Global Funding 5.583% 1/9/2029 (n)		41,127,000	41,376,209
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (f)(g)(n)		24,760,000	24,833,768
Blackstone Private Credit Fund 5.6% 11/22/2029		20,100,000	19,858,936
Blackstone Private Credit Fund 7.3% 11/27/2028		18,200,000	18,766,164
Equitable America Global Funding 5.125% 6/15/2031 (n)		1,614,000	1,597,526
FS KKR Capital Corp 7.5% 8/1/2031		2,840,000	2,892,188
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (g)		1,135,000	988,694
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (g)		74,851,000	65,312,990
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (g)		34,337,000	30,658,643
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (g)		80,410,000	79,855,320
Goldman Sachs Group Inc/The 3.8% 3/15/2030		6,635,000	6,370,264
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (g)		7,041,000	6,928,104
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (g)		2,686,000	2,601,870
Goldman Sachs Group Inc/The 4.594% 4/20/2030 (g)		100,000	98,920
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (g)		5,341,000	5,127,481
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (g)		1,883,000	1,884,527
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,506,000	6,866,272
Hightower Holding LLC 9.125% 1/31/2030 (n)		1,081,000	1,115,027
HPS Corporate Lending Fund 5.45% 1/14/2028		29,124,000	29,082,467
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (n)		9,775,000	9,994,937
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (n)		1,720,000	1,763,000
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (n)		1,660,000	1,724,325
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (n)		2,752,000	2,665,391
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (n)(s)		961,000	952,700
Moody's Corp 3.25% 1/15/2028		108,000	106,152
Morgan Stanley 2.699% 1/22/2031 (g)		10,046,000	9,283,702
Morgan Stanley 2.943% 1/21/2033 (g)		213,000	188,812
Morgan Stanley 3.622% 4/1/2031 (g)		85,440,000	81,234,158
Morgan Stanley 3.955% 3/21/2035 (g)	EUR	650,000	742,432
Morgan Stanley 4.099% 5/22/2036 (g)	EUR	300,000	342,783
Morgan Stanley 4.35% 9/8/2026		1,377,000	1,377,017
Morgan Stanley 4.431% 1/23/2030 (g)		92,393,000	91,256,925
Morgan Stanley 4.493% 1/16/2032 (g)		3,215,000	3,116,055
Morgan Stanley 4.708% 3/12/2032 (g)		6,630,000	6,471,838
Morgan Stanley 4.809% 4/16/2032 (g)		9,443,000	9,245,425
Morgan Stanley 4.889% 7/20/2033 (g)		45,868,000	44,828,162
Morgan Stanley 4.892% 10/22/2036 (g)		78,000	73,722
Morgan Stanley 5.17% 7/14/2032 (g)		6,230,000	6,183,562
Morgan Stanley 5.192% 4/17/2031 (g)		13,324,000	13,335,585
Morgan Stanley 5.25% 4/21/2034 (g)		2,075,000	2,049,408
Morgan Stanley 5.32% 7/19/2035 (g)		17,632,000	17,362,706
Morgan Stanley 5.449% 7/20/2029 (g)		4,087,000	4,129,152
Morgan Stanley 5.664% 4/17/2036 (g)		12,344,000	12,371,361
Morgan Stanley 5.831% 4/19/2035 (g)		540,000	548,707
MSCI Inc 5.15% 3/15/2036		5,519,000	5,237,768
MSCI Inc 5.25% 9/1/2035		18,041,000	17,290,877
Resideo Funding II LLC 6.5% 7/15/2032 (n)		689,000	682,045
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		20,150,000	19,926,985
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,326,000	2,347,478
			766,568,107
Consumer Finance - 0.7%
Ally Financial Inc 4.75% 6/9/2027		2,100,000	2,104,298
Ally Financial Inc 6.646% 1/17/2040 (g)(s)		3,698,000	3,624,345
Ally Financial Inc 6.7% 2/14/2033		3,339,000	3,398,801
Ally Financial Inc 7.1% 11/15/2027		25,628,000	26,282,316
Capital One Financial Corp 3.273% 3/1/2030 (g)		13,183,000	12,662,064
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,764,939
Capital One Financial Corp 4.1% 2/9/2027		197,000	196,845
Capital One Financial Corp 4.927% 5/10/2028 (g)		3,386,000	3,391,881
Capital One Financial Corp 5.247% 7/26/2030 (g)		35,090,000	35,256,520
Capital One Financial Corp 7.624% 10/30/2031 (g)		33,186,000	35,971,584
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	800,000	937,672
Ford Motor Credit Co LLC 4.97% 4/6/2029		4,445,000	4,397,607
Ford Motor Credit Co LLC 5.113% 5/3/2029		7,159,000	7,094,085
Ford Motor Credit Co LLC 5.73% 9/5/2030		425,000	424,795
Ford Motor Credit Co LLC 5.8% 3/8/2029		6,894,000	6,949,679
Ford Motor Credit Co LLC 5.875% 11/7/2029		1,080,000	1,090,200
Ford Motor Credit Co LLC 6.05% 3/5/2031		12,870,000	12,981,258
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	330,000	448,855
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,200,000	17,042,472
LFS Topco LLC 8.75% 7/15/2030 (n)(s)		2,068,000	2,073,122
Navient Corp 4.875% 3/15/2028 (s)		1,261,000	1,246,261
Navient Corp 5% 3/15/2027		1,904,000	1,899,029
Navient Corp 5.5% 3/15/2029 (s)		874,000	854,581
Navient Corp 5.625% 8/1/2033 (s)		945,000	817,830
Navient Corp 7.875% 6/15/2032		1,251,000	1,214,630
Navient Corp 9.375% 10/15/2031		810,000	830,984
OneMain Finance Corp 4% 9/15/2030		1,036,000	956,375
OneMain Finance Corp 6.125% 5/15/2030		1,005,000	1,000,366
OneMain Finance Corp 6.5% 3/15/2033		848,000	829,493
OneMain Finance Corp 6.75% 3/15/2032		529,000	529,959
OneMain Finance Corp 6.75% 9/15/2033		1,375,000	1,353,547
OneMain Finance Corp 7.125% 11/15/2031		869,000	881,834
OneMain Finance Corp 7.125% 3/15/2034		690,000	690,126
OneMain Finance Corp 7.125% 9/15/2032		735,000	745,114
OneMain Finance Corp 7.5% 5/15/2031		297,000	305,021
SLM Corp 6.495% 5/15/2032 (g)		1,465,000	1,468,992
SLM Corp 6.5% 1/31/2030		1,467,000	1,493,717
Stellantis Financial Services US Corp 5.4% 9/15/2030 (n)		1,293,000	1,251,973
Synchrony Financial 3.95% 12/1/2027		1,548,000	1,530,892
			201,994,062
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		2,901,000	2,656,962
Block Inc 5.625% 8/15/2030 (n)		1,418,000	1,420,067
Block Inc 6% 8/15/2033 (n)		970,000	968,236
Block Inc 6.5% 5/15/2032		3,927,000	3,987,137
Burford Capital Global Finance LLC 7.5% 7/15/2033 (n)(s)		1,850,000	1,636,325
Corebridge Financial Inc 3.65% 4/5/2027		966,000	961,084
Corebridge Financial Inc 3.85% 4/5/2029		31,800,000	30,912,729
Corebridge Financial Inc 3.9% 4/5/2032		41,678,000	38,568,821
Corebridge Financial Inc 4.35% 4/5/2042		408,000	335,931
Corebridge Financial Inc 6.05% 9/15/2033		550,000	564,024
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (n)		1,590,000	1,591,971
Equitable Holdings Inc 4.35% 4/20/2028		1,801,000	1,786,147
Equitable Holdings Inc 4.572% 2/15/2029 (n)		5,378,000	5,298,271
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (n)		511,000	504,977
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		2,531,000	2,465,314
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (g)		1,385,000	1,396,242
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (g)		1,927,000	2,024,761
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (n)		1,184,000	1,147,298
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,914,000	3,344,727
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		4,589,000	4,555,946
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,786,000	1,651,986
Jackson Financial Inc 3.125% 11/23/2031		5,720,000	5,066,896
Jackson Financial Inc 5.17% 6/8/2027		471,000	472,582
Jackson Financial Inc 5.67% 6/8/2032		8,393,000	8,341,411
Pine Street Trust II 5.568% 2/15/2049 (n)		800,000	715,443
Sammons Financial Group Inc 5.95% 6/15/2036 (n)		15,878,000	15,153,466
Sixth Street Lending Partners 6.125% 7/15/2030		10,261,000	10,257,420
Walker & Dunlop Inc 6.625% 4/1/2033 (n)(s)		1,359,000	1,351,005
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (n)		2,490,000	2,601,248
			151,738,427
Insurance - 0.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)		260,000	262,140
American International Group Inc 3.4% 6/30/2030		2,180,000	2,049,476
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (n)		2,487,000	2,459,195
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (n)		5,380,000	5,352,126
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (n)		8,782,000	7,925,631
Athene Holding Ltd 6.875% 6/28/2055 (g)		899,000	841,647
CRC Insurance Group LLC 7.125% 6/1/2031 (n)		45,000	45,011
Equitable Financial Life Global Funding 5% 3/27/2030 (n)		5,455,000	5,415,101
Five Corners Funding Trust II 2.85% 5/15/2030 (n)		14,220,000	13,143,280
Grand River Funding Trust I 6.311% 2/15/2036 (n)		18,403,000	18,152,680
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	496,008
Jackson National Life Global Funding 5.25% 6/16/2031 (n)		750,000	742,836
Liberty Mutual Group Inc 4.569% 2/1/2029 (n)		3,225,000	3,194,826
Liberty Mutual Group Inc 5.25% 5/1/2036 (n)		10,466,000	10,111,781
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,260,000	2,236,775
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,033,605
Pacific LifeCorp 5.125% 1/30/2043 (n)		554,000	497,904
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (n)		1,991,000	1,712,478
Unum Group 4% 6/15/2029		3,788,000	3,691,479
Western-Southern Global Funding 4.9% 5/1/2030 (n)		115,000	114,171
			79,478,150
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (n)		1,293,000	1,287,348
Rithm Capital Corp 8% 4/1/2029 (n)		875,000	887,042
Rithm Capital Corp 8% 7/15/2030 (n)		1,396,000	1,403,332
Rithm Capital Corp 8.5% 6/1/2031 (n)		1,339,000	1,352,809
Starwood Property Trust Inc 5.25% 10/15/2028 (n)		789,000	783,589
Starwood Property Trust Inc 5.75% 1/15/2031 (n)		902,000	893,409
Starwood Property Trust Inc 5.875% 8/15/2029 (n)		1,785,000	1,792,532
Starwood Property Trust Inc 6% 4/15/2030 (n)		1,087,000	1,091,188
Starwood Property Trust Inc 6.125% 6/1/2031 (n)		510,000	511,075
Starwood Property Trust Inc 6.5% 10/15/2030 (n)		369,000	375,629
Starwood Property Trust Inc 6.5% 7/1/2030 (n)		1,004,000	1,021,575
Starwood Property Trust Inc 7.25% 4/1/2029 (n)		1,394,000	1,436,468
			12,835,996
TOTAL FINANCIALS			2,401,691,948
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (g)		1,435,000	1,427,748
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (n)		93,000	94,485
			1,522,233
Health Care Providers & Services - 1.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (n)(s)		1,507,000	1,570,835
Accendra Health Inc 9% 6/15/2032 (n)(s)		1,105,000	936,731
Accendra Health Inc 9.75% 6/15/2033 (n)		4,414,095	2,008,413
Centene Corp 2.45% 7/15/2028		9,349,000	8,906,416
Centene Corp 2.625% 8/1/2031		6,375,000	5,551,713
Centene Corp 3% 10/15/2030		1,336,000	1,204,737
Centene Corp 3.375% 2/15/2030		32,711,000	30,375,196
Centene Corp 4.25% 12/15/2027		321,000	319,070
Centene Corp 4.625% 12/15/2029		22,218,000	21,659,103
Charlotte Buyer Inc 8% 6/30/2031 (n)		620,000	632,942
CHS/Community Health Systems Inc 5.25% 5/15/2030 (n)		3,800,000	3,547,876
CHS/Community Health Systems Inc 6.125% 4/1/2030 (n)(s)		2,643,000	2,259,085
CHS/Community Health Systems Inc 9.75% 1/15/2034 (n)		1,610,000	1,642,261
Cigna Group/The 2.375% 3/15/2031		4,730,000	4,222,972
Cigna Group/The 3.05% 10/15/2027		150,000	147,763
Cigna Group/The 4.8% 8/15/2038		2,951,000	2,716,149
CVS Health Corp 3.625% 4/1/2027		141,000	140,411
CVS Health Corp 4.3% 3/25/2028		27,601,000	27,408,980
CVS Health Corp 4.78% 3/25/2038		7,959,000	7,231,706
CVS Health Corp 5% 1/30/2029		4,499,000	4,518,982
CVS Health Corp 5.25% 1/30/2031		18,482,000	18,582,840
CVS Health Corp 5.3% 6/1/2033		3,225,000	3,204,402
CVS Health Corp 5.55% 6/1/2031		9,798,000	9,956,223
CVS Health Corp 6.75% 12/10/2054 (g)		2,238,000	2,295,619
CVS Health Corp 7% 3/10/2055 (g)		3,464,000	3,575,899
DaVita Inc 4.625% 6/1/2030 (n)		3,094,000	2,989,722
DaVita Inc 6.75% 7/15/2033 (n)		2,034,000	2,080,951
DaVita Inc 6.875% 9/1/2032 (n)		1,869,000	1,914,018
Gainwell Acquisition Corp 9% 9/1/2031 (n)		1,445,000	1,505,151
HCA Inc 3.5% 9/1/2030		45,726,000	43,134,344
HCA Inc 3.625% 3/15/2032		2,294,000	2,110,005
HCA Inc 5.45% 9/15/2034		2,000,000	1,986,277
HCA Inc 5.625% 9/1/2028		542,000	548,656
HCA Inc 5.875% 2/1/2029		2,361,000	2,404,796
Humana Inc 6.625% 9/15/2056 (g)		5,493,000	5,446,268
Icon Investments Six DAC 5.421% 8/13/2031 (n)		5,697,000	5,667,769
LifePoint Health Inc 10% 6/1/2032 (n)		1,501,000	1,454,186
Molina Healthcare Inc 6.25% 1/15/2033 (n)		4,927,000	4,900,923
Molina Healthcare Inc 6.5% 2/15/2031 (n)		1,407,000	1,429,471
National Mentor Holdings Inc 10.5% 12/15/2030 (n)(s)		2,589,000	2,755,998
Pediatrix Medical Group Inc 5.375% 2/15/2030 (n)		1,368,000	1,356,722
Sabra Health Care LP 3.2% 12/1/2031		45,840,000	41,114,506
Surgery Center Holdings Inc 7.25% 4/15/2032 (n)		1,155,000	1,161,542
TEAM Services Holding Inc 9% 2/15/2033 (n)		2,584,000	2,693,065
Tenet Healthcare Corp 5.5% 11/15/2032 (n)		2,531,000	2,497,489
Tenet Healthcare Corp 6% 11/15/2033 (n)(s)		1,348,000	1,352,010
Tenet Healthcare Corp 6.125% 10/1/2028		3,128,000	3,130,985
Tenet Healthcare Corp 6.75% 5/15/2031		630,000	643,336
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		1,364,000	1,362,936
US Acute Care Solutions LLC 9.75% 5/15/2029 (n)		5,077,000	4,976,658
			305,234,108
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (n)		2,480,000	2,524,912
IQVIA Inc 6.5% 5/15/2030 (n)		1,173,000	1,195,660
			3,720,572
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (n)		6,411,000	6,673,755
Elanco Animal Health Inc 6.4% 8/28/2028 (g)		92,000	94,172
Mylan Inc 4.55% 4/15/2028		5,345,000	5,303,986
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)		190,000	189,865
			12,261,778
TOTAL HEALTH CARE			322,738,691
Industrials - 1.0%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (n)		1,332,000	1,353,698
Axon Enterprise Inc 6.25% 3/15/2033 (n)		1,603,000	1,631,058
Boeing Co 3.55% 3/1/2038		3,302,000	2,683,461
Boeing Co 5.15% 5/1/2030		26,059,000	26,134,339
Boeing Co 5.705% 5/1/2040		3,400,000	3,344,244
Boeing Co 5.805% 5/1/2050		2,425,000	2,285,925
Boeing Co 5.93% 5/1/2060		16,279,000	15,204,965
Boeing Co 6.259% 5/1/2027		371,000	374,958
Boeing Co 6.298% 5/1/2029		1,357,000	1,402,001
Boeing Co 6.388% 5/1/2031		13,999,000	14,683,820
Boeing Co 6.528% 5/1/2034		15,676,000	16,725,069
Boeing Co 6.625% 2/15/2038		491,000	522,203
Boeing Co 6.858% 5/1/2054		2,983,000	3,195,502
Boeing Co 7.008% 5/1/2064		2,488,000	2,686,273
BWX Technologies Inc 4.125% 6/30/2028 (n)		2,172,000	2,136,821
Carpenter Technology Corp 5.625% 3/1/2034 (n)		1,809,000	1,781,950
TransDigm Inc 6% 1/15/2033 (n)		310,000	310,451
TransDigm Inc 6.125% 7/31/2034 (n)(s)		2,328,000	2,301,169
TransDigm Inc 6.25% 1/31/2034 (n)		678,000	685,548
TransDigm Inc 6.375% 3/1/2029 (n)		2,082,000	2,112,845
TransDigm Inc 6.375% 5/31/2033 (n)		2,022,000	2,027,496
TransDigm Inc 6.75% 1/31/2034 (n)		1,967,000	1,998,275
TransDigm Inc 6.75% 8/15/2028 (n)		1,138,000	1,145,113
TransDigm Inc 7.125% 12/1/2031 (n)		233,000	240,790
			106,967,974
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (n)		1,544,000	1,592,433
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (n)		1,273,000	1,303,969
Builders FirstSource Inc 4.25% 2/1/2032 (n)		1,737,000	1,596,568
Builders FirstSource Inc 6.375% 3/1/2034 (n)		734,000	726,660
Builders FirstSource Inc 6.75% 5/15/2035 (n)		2,850,000	2,849,562
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (n)		1,570,000	816,400
Carrier Global Corp 5.9% 3/15/2034		1,102,000	1,136,850
Cornerstone Building Brands Inc 9.5% 8/15/2029 (n)		1,078,000	551,515
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (n)		3,287,000	3,352,191
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (n)		1,004,000	1,034,782
JH North America Holdings Inc 6.125% 7/31/2032 (n)		593,000	598,219
Standard Building Solutions Inc 5.875% 3/15/2034 (n)(s)		1,437,000	1,391,050
Standard Building Solutions Inc 6.25% 8/1/2033 (n)		2,548,000	2,529,128
Standard Building Solutions Inc 6.5% 8/15/2032 (n)		1,366,000	1,373,191
			19,260,085
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (n)		1,392,000	1,361,656
Artera Services LLC 8.5% 2/15/2031 (n)		6,589,000	5,645,033
Brand Industrial Services Inc 10.375% 8/1/2030 (n)		4,322,000	3,782,604
CoreCivic Inc 8.25% 4/15/2029		823,000	854,251
GEO Group Inc/The 10.25% 4/15/2031		1,380,000	1,484,765
GEO Group Inc/The 8.625% 4/15/2029		1,377,000	1,431,758
Neptune Bidco US Inc 9.5% 2/15/2033 (n)		1,918,000	1,969,289
OT Midco Inc 10% 2/15/2030 (n)		2,145,000	643,500
Reworld Holding Corp 4.875% 12/1/2029 (n)		1,257,000	1,211,882
Williams Scotsman Inc 6.625% 4/15/2030 (n)(s)		1,080,000	1,102,923
Williams Scotsman Inc 6.625% 6/15/2029 (n)		1,115,000	1,134,787
			20,622,448
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (n)		2,714,000	2,704,766
Amsted Industries Inc 6.375% 3/15/2033 (n)		647,000	654,978
Granite Construction Inc 6.375% 6/15/2034 (n)		1,005,000	1,012,570
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (n)		3,167,000	3,151,189
			7,523,503
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (n)		547,000	530,901
WESCO Distribution Inc 5.25% 4/15/2031 (n)		1,342,000	1,319,638
WESCO Distribution Inc 5.5% 4/15/2034 (n)		2,128,000	2,070,334
WESCO Distribution Inc 6.375% 3/15/2033 (n)(s)		961,100	975,913
			4,896,786
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (n)		323,000	327,376
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (n)(s)		1,284,000	1,308,940
Genesee & Wyoming Inc 6.25% 4/15/2032 (n)		2,454,000	2,472,150
Uber Technologies Inc 4.15% 1/15/2031		10,060,000	9,705,842
Uber Technologies Inc 4.8% 9/15/2034		250,000	239,012
Uber Technologies Inc 4.8% 9/15/2035		9,052,000	8,572,154
			22,625,474
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (n)		1,104,000	1,075,319
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (n)(s)		1,313,000	1,356,389
			2,431,708
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (n)		1,588,000	1,576,847
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (g)(n)		2,348,151	2,520,393
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (n)(s)		1,435,000	1,452,077
			5,549,317
Passenger Airlines - 0.0%
Allegiant Travel Co 7.125% 7/1/2031 (n)		2,134,000	2,153,472
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (n)		2,334,000	2,004,212
United Airlines Holdings Inc 4.875% 3/1/2029		2,080,000	2,049,458
United Airlines Holdings Inc 5.375% 3/1/2031		1,520,000	1,505,418
			7,712,560
Professional Services - 0.1%
CACI International Inc 6.375% 6/15/2033 (n)		2,166,000	2,194,970
Paychex Inc 5.1% 4/15/2030		2,342,000	2,342,890
Paychex Inc 5.35% 4/15/2032		4,578,000	4,573,919
Paychex Inc 5.6% 4/15/2035		2,319,000	2,301,523
Verisk Analytics Inc 4.45% 3/15/2031		3,372,000	3,264,500
			14,677,802
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (n)		95,000	93,630
FTAI Aviation Investors LLC 7% 6/15/2032 (n)		709,000	726,798
FTAI Aviation Investors LLC 7.875% 12/1/2030 (n)		1,295,000	1,351,948
Herc Holdings Inc 5.75% 3/15/2031 (n)		860,000	857,959
Herc Holdings Inc 6% 3/15/2034 (n)(s)		1,088,000	1,072,882
Herc Holdings Inc 7% 6/15/2030 (n)(s)		2,742,000	2,836,473
Herc Holdings Inc 7.25% 6/15/2033 (n)		1,607,000	1,661,855
QXO Building Products Inc 6.5% 7/15/2031 (n)		1,085,000	1,097,253
QXO Building Products Inc 6.75% 4/30/2032 (n)(s)		4,377,000	4,476,901
QXO Building Products Inc 6.875% 7/15/2034 (n)(s)		1,310,000	1,325,575
Sumisho Air Lease Corp 4.4% 3/24/2028 (n)		8,972,000	8,916,394
Sumisho Air Lease Corp 4.5% 3/24/2029 (n)		8,892,000	8,779,088
Sumisho Air Lease Corp 4.85% 3/24/2031 (n)		15,374,000	15,043,117
Sumisho Air Lease Corp 5.2% 7/15/2031		1,290,000	1,278,039
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (n)		335,000	340,802
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (n)		665,000	698,603
United Rentals North America Inc 6.125% 3/15/2034 (n)		2,095,000	2,129,074
			52,686,391
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (n)		576,000	591,663
Carrix Inc 6.125% 8/1/2033 (n)		2,654,000	2,651,729
			3,243,392
TOTAL INDUSTRIALS			269,789,873
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	870,000	1,005,031
Coherent Corp 5% 12/15/2029 (n)		2,513,000	2,480,036
Dell International LLC / EMC Corp 4.5% 2/15/2031		23,831,000	23,227,296
Dell International LLC / EMC Corp 4.75% 10/6/2032		22,407,000	21,746,897
Dell International LLC / EMC Corp 4.75% 7/15/2031 (Liquidity Facility Dell Technologies Inc)		1,766,000	1,730,145
Dell International LLC / EMC Corp 5% 2/15/2034		16,961,000	16,430,092
Dell International LLC / EMC Corp 5% 4/1/2030		500,000	498,957
Dell International LLC / EMC Corp 5.1% 2/15/2036		25,218,000	24,239,019
Dell International LLC / EMC Corp 5.25% 2/15/2037		19,116,000	18,367,358
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,407,000	2,430,569
Dell International LLC / EMC Corp 6.2% 7/15/2030		2,515,000	2,604,842
Sensata Technologies Inc 6.625% 7/15/2032 (n)		1,261,000	1,291,200
			116,051,442
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (n)		2,297,000	2,178,476
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (n)		1,726,000	1,643,230
CoreWeave Inc 9% 2/1/2031 (n)(s)		6,955,000	6,238,573
CoreWeave Inc 9.25% 6/1/2030 (n)		2,981,000	2,768,350
CoreWeave Inc 9.625% 7/15/2032 (n)		1,440,000	1,270,543
CoreWeave Inc 9.75% 10/1/2031 (n)		3,738,000	3,342,609
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (n)(s)		757,000	717,688
			18,159,469
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology Inc 5.875% 10/1/2033 (n)		675,000	663,315
Broadcom Inc 1.95% 2/15/2028		358,000	344,544
Broadcom Inc 2.45% 2/15/2031		60,547,000	53,797,485
Broadcom Inc 2.6% 2/15/2033		55,660,000	46,672,723
Broadcom Inc 3.187% 11/15/2036		5,309,000	4,187,488
Broadcom Inc 3.419% 4/15/2033		5,023,000	4,404,527
Broadcom Inc 4.95% 1/15/2036		3,825,000	3,556,911
Entegris Inc 3.625% 5/1/2029 (n)(s)		2,233,000	2,142,858
Entegris Inc 4.375% 4/15/2028 (n)		425,000	419,897
Entegris Inc 4.75% 4/15/2029 (n)		2,205,000	2,171,611
Entegris Inc 5.95% 6/15/2030 (n)		3,061,000	3,088,684
ON Semiconductor Corp 3.875% 9/1/2028 (n)		1,243,000	1,213,219
Skyworks Solutions Inc 5% 8/10/2028		689,000	688,607
Skyworks Solutions Inc 5.75% 1/10/2032		914,000	907,297
Skyworks Solutions Inc 6.25% 8/10/2036		689,000	675,237
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (g)		3,535,412	3,005,100
			127,939,503
Software - 0.3%
Cloud Software Group LLC 8.25% 6/30/2032 (n)		612,000	599,192
Cloud Software Group LLC 9% 9/30/2029 (n)		5,734,000	5,749,063
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,098,000	1,212,001
Oracle Corp 3.6% 4/1/2040		9,659,000	6,694,702
Oracle Corp 4.45% 9/26/2030		7,643,000	7,234,898
Oracle Corp 4.8% 9/26/2032		15,738,000	14,551,192
Oracle Corp 5.2% 9/26/2035		14,941,000	13,403,565
Oracle Corp 5.35% 5/4/2033		1,990,000	1,875,115
Oracle Corp 5.7% 2/4/2036		1,059,000	979,197
Oracle Corp 5.875% 9/26/2045		8,252,000	6,804,895
Oracle Corp 5.95% 9/26/2055		9,513,000	7,557,690
Oracle Corp 6% 8/3/2055		400,000	322,244
Oracle Corp 6.1% 9/26/2065		8,638,000	6,818,910
Oracle Corp 6.55% 2/4/2046		1,004,000	897,030
Oracle Corp 6.7% 2/4/2056		500,000	440,384
Oracle Corp 6.85% 2/4/2066		200,000	175,602
			75,315,680
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		1,173,000	1,165,446
TOTAL INFORMATION TECHNOLOGY			338,631,540
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (g)(n)		3,191,399	2,553,119
Celanese US Holdings LLC 6.5% 4/15/2030		1,600,000	1,630,366
Celanese US Holdings LLC 6.75% 4/15/2033 (s)		4,328,000	4,405,605
Celanese US Holdings LLC 7.35% 11/15/2028 (g)		2,068,000	2,148,886
Celanese US Holdings LLC 7.375% 2/15/2034 (s)		4,529,000	4,691,790
Celanese US Holdings LLC 7.379% 7/15/2032 (g)		562,000	588,583
Celanese US Holdings LLC 7.55% 11/15/2030 (g)		18,660,000	19,751,947
Celanese US Holdings LLC 7.7% 11/15/2033 (g)(s)		3,330,000	3,555,721
Chemours Co/The 4.625% 11/15/2029 (n)		2,114,000	1,998,555
Chemours Co/The 5.75% 11/15/2028 (n)		1,634,000	1,623,750
Chemours Co/The 7.875% 3/15/2034 (n)		1,880,000	1,839,344
Chemours Co/The 8% 1/15/2033 (n)		2,080,000	2,053,048
CompoSecure Holdings LLC 5.625% 2/1/2033 (n)		2,701,000	2,616,594
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (n)		2,549,520	1,665,493
Mativ Holdings Inc 8% 10/1/2029 (n)(s)		3,316,000	3,397,242
Methanex US Operations Inc 6.25% 3/15/2032 (n)(s)		1,819,000	1,841,797
Olin Corp 5% 2/1/2030		3,272,000	3,165,483
Olin Corp 5.625% 8/1/2029		860,000	856,342
Olin Corp 6.625% 4/1/2033 (n)		2,425,000	2,379,385
Olympus Water US Holding Corp 6.25% 10/1/2029 (n)(s)		1,823,000	1,809,540
Olympus Water US Holding Corp 6.75% 8/1/2032 (n)		2,230,000	2,197,139
Olympus Water US Holding Corp 7.25% 2/15/2033 (n)(s)		3,215,000	3,218,768
Perimeter Holdings LLC 6.25% 1/15/2034 (n)		1,348,000	1,332,978
Tronox Inc 4.625% 3/15/2029 (n)(s)		3,230,000	2,164,558
			73,486,033
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (n)		2,070,000	2,080,419
Quikrete Holdings Inc 6.375% 3/1/2032 (n)		4,487,000	4,542,908
Quikrete Holdings Inc 6.75% 3/1/2033 (n)		1,959,000	1,990,052
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (n)		1,580,000	1,580,944
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)		1,164,000	1,219,998
			11,414,321
Containers & Packaging - 0.0%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (n)		425,000	425,613
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (n)(s)		2,062,000	2,013,452
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (n)(s)		1,728,000	1,707,055
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033		1,878,000	1,878,078
Graphic Packaging International LLC 3.75% 2/1/2030 (n)(s)		652,000	612,352
Graphic Packaging International LLC 6.375% 7/15/2032 (n)(s)		1,200,000	1,214,440
			7,850,990
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (n)		4,848,000	5,014,151
Alumina Pty Ltd 6.375% 9/15/2032 (n)		2,076,000	2,104,771
Cleveland-Cliffs Inc 7.375% 5/1/2033 (n)(s)		1,052,000	1,073,044
Cleveland-Cliffs Inc 7.625% 1/15/2034 (n)		1,370,000	1,397,854
Commercial Metals Co 3.875% 2/15/2031 (s)		221,000	207,501
Commercial Metals Co 4.375% 3/15/2032		1,324,000	1,242,686
Commercial Metals Co 5.75% 11/15/2033 (n)		2,015,000	1,983,486
Commercial Metals Co 6% 12/15/2035 (n)(s)		2,000,000	1,974,980
Kaiser Aluminum Corp 5.875% 3/1/2034 (n)		1,337,000	1,308,549
Novelis Corp 3.875% 8/15/2031 (n)(s)		1,090,000	996,793
Novelis Corp 6.375% 8/15/2033 (n)		787,000	788,916
Novelis Corp 6.875% 1/30/2030 (n)		1,956,000	2,009,810
			20,102,541
TOTAL MATERIALS			112,853,885
Real Estate - 1.3%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,521,000	2,448,502
Piedmont Operating Partnership LP 2.75% 4/1/2032		933,000	795,832
Piedmont Operating Partnership LP 5.625% 1/15/2033		1,975,000	1,941,629
Piedmont Operating Partnership LP 6.875% 7/15/2029		1,500,000	1,557,042
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,090,569
Store Capital LLC 2.75% 11/18/2030		5,283,000	4,733,620
Store Capital LLC 4.625% 3/15/2029		79,000	77,979
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (n)		3,269,000	3,146,465
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (n)		1,781,000	1,758,680
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (n)		3,025,000	3,108,248
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (n)		1,755,000	1,803,298
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (n)		3,899,000	3,703,846
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)		3,648,000	3,562,543
VICI Properties LP 4.75% 2/15/2028		19,726,000	19,683,955
VICI Properties LP 4.75% 4/1/2028		2,401,000	2,394,008
VICI Properties LP 4.95% 2/15/2030		26,339,000	25,989,438
VICI Properties LP 5.125% 11/15/2031		100,000	97,794
VICI Properties LP 5.125% 5/15/2032		5,004,000	4,865,855
VICI Properties LP 5.4% 10/15/2031		8,191,000	8,130,717
VICI Properties LP 5.75% 4/1/2034		2,272,000	2,248,865
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,478,638
WP Carey Inc 3.85% 7/15/2029		59,000	57,309
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	231,982
			96,906,814
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		616,000	608,076
Healthcare Realty Holdings LP 2.4% 3/15/2030		950,000	860,802
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,043,000	1,910,434
Healthpeak OP LLC 3.5% 7/15/2029		68,000	65,321
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		921,000	571,398
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		931,000	710,949
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		8,200,000	8,054,986
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (n)		1,240,000	1,257,303
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (n)(s)		1,797,098	1,743,443
Omega Healthcare Investors Inc 3.25% 4/15/2033		56,204,000	48,833,484
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,888,000	4,488,439
Omega Healthcare Investors Inc 3.625% 10/1/2029		3,269,000	3,120,008
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,724,000	1,722,472
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	282,163
Ventas Realty LP 3% 1/15/2030		1,076,000	1,007,472
Ventas Realty LP 4% 3/1/2028		4,570,000	4,518,569
Ventas Realty LP 4.75% 11/15/2030		6,955,000	6,851,913
			86,607,232
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (n)		1,350,000	1,330,347
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (n)		1,195,000	1,201,582
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (n)(s)		1,720,000	1,754,376
			4,286,305
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,664,000	3,306,368
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	530,000	591,462
			3,897,830
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,498,070
Boston Properties LP 4.5% 12/1/2028		145,000	143,783
Boston Properties LP 6.75% 12/1/2027		733,000	750,069
COPT Defense Properties LP 2.75% 4/15/2031		43,155,000	38,705,710
COPT Defense Properties LP 4.5% 10/15/2030		9,880,000	9,627,848
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,859,700
			56,585,180
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	324,664
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (n)		243,400	244,670
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (n)		431,000	417,294
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (n)		910,000	899,536
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (n)		1,382,000	1,480,731
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	242,127
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	142,205
Brandywine Operating Partnership LP 7.55% 3/15/2028		1,851,000	1,901,049
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,027,722
Essex Portfolio LP 5.5% 4/1/2034		11,198,000	11,161,345
Extra Space Storage LP 5.4% 2/1/2034		360,000	356,968
Forestar Group Inc 6.5% 3/15/2033 (n)		1,966,000	1,976,978
Howard Hughes Corp/The 4.375% 2/1/2031 (n)		1,488,000	1,404,853
Kennedy-Wilson Inc 7% 6/1/2031 (n)		3,620,000	3,704,161
Kennedy-Wilson Inc 7.25% 6/1/2033 (n)(s)		4,115,000	4,190,609
Tanger Properties LP 2.75% 9/1/2031		3,834,000	3,404,338
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,289,000
			34,168,250
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		2,610,000	2,282,878
American Homes 4 Rent LP 3.625% 4/15/2032		4,291,000	3,918,832
American Homes 4 Rent LP 5.5% 2/1/2034		6,854,000	6,797,550
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,631,000	12,794,453
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		585,000	567,757
Sun Communities Operating LP 2.3% 11/1/2028		642,000	608,100
Sun Communities Operating LP 2.7% 7/15/2031		14,695,000	13,047,344
Sun Communities Operating LP 4.2% 4/15/2032		5,792,000	5,449,399
			45,466,313
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		34,200,000	32,860,373
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,870,000	2,810,329
Kite Realty Group Trust 4.75% 9/15/2030		318,000	313,807
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		9,358,000	8,969,725
Realty Income Corp 2.2% 6/15/2028		80,000	76,621
Realty Income Corp 2.85% 12/15/2032		835,000	730,415
Realty Income Corp 3.25% 1/15/2031		92,000	85,561
Realty Income Corp 3.375% 6/20/2031	EUR	700,000	792,953
Realty Income Corp 3.4% 1/15/2028		141,000	138,733
Simon Property Group LP 2.45% 9/13/2029		159,000	148,546
			46,927,063
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,705,000	1,939,680
American Tower Corp 5.45% 2/15/2034		250,000	248,946
Iron Mountain Inc 6.25% 1/15/2033 (n)		380,000	383,005
Millrose Properties Inc 6.25% 9/15/2032 (n)		738,000	740,467
Millrose Properties Inc 6.375% 8/1/2030 (n)		1,264,000	1,281,582
			4,593,680
TOTAL REAL ESTATE			379,438,667
Utilities - 1.0%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036		9,873,000	9,512,912
Alabama Power Co 3.05% 3/15/2032		3,083,000	2,787,061
Clearway Energy Operating LLC 3.75% 2/15/2031 (n)		1,693,000	1,561,235
Clearway Energy Operating LLC 4.75% 3/15/2028 (n)		1,255,000	1,243,770
Clearway Energy Operating LLC 5.75% 1/15/2034 (n)		1,305,000	1,261,329
Cleco Corporate Holdings LLC 3.375% 9/15/2029		3,792,000	3,568,115
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		720,000	728,960
Duke Energy Corp 2.45% 6/1/2030		4,913,000	4,478,853
Duke Energy Corp 3.85% 6/15/2034	EUR	1,075,000	1,215,358
Duquesne Light Holdings Inc 2.532% 10/1/2030 (n)		8,712,000	7,802,520
Duquesne Light Holdings Inc 2.775% 1/7/2032 (n)		4,777,000	4,180,627
Edison International 4.8% 3/15/2031		1,447,000	1,383,542
Edison International 6.25% 3/15/2030		794,000	801,396
Edison International 7.875% 6/15/2054 (g)		1,262,000	1,278,547
Edison International 8.125% 6/15/2053 (g)		990,000	1,005,511
Exelon Corp 3.35% 3/15/2032		5,549,000	5,067,808
Exelon Corp 4.05% 4/15/2030		13,052,000	12,636,305
Hawaiian Electric Co Inc 6% 10/1/2033 (n)		1,457,000	1,437,530
NRG Energy Inc 3.625% 2/15/2031 (n)		670,000	616,705
NRG Energy Inc 3.875% 2/15/2032 (n)		366,000	334,939
NRG Energy Inc 5.25% 6/15/2029 (n)		1,425,000	1,414,873
NRG Energy Inc 5.75% 1/15/2028		573,000	573,061
NRG Energy Inc 5.75% 1/15/2034 (n)		1,795,000	1,747,301
NRG Energy Inc 5.75% 7/15/2029 (n)		1,620,000	1,617,425
NRG Energy Inc 5.875% 5/15/2034 (n)		735,000	716,649
NRG Energy Inc 6% 1/15/2036 (n)		2,043,000	1,986,924
NRG Energy Inc 6% 2/1/2033 (n)		2,016,000	2,006,631
NRG Energy Inc 6.125% 5/15/2036 (n)(s)		930,000	911,215
NRG Energy Inc 6.25% 11/1/2034 (n)		1,569,000	1,564,497
Pacific Gas and Electric Co 6% 5/1/2056		300,000	273,541
PacifiCorp 7.375% 9/15/2055 (g)		1,953,000	1,953,750
PG&E Corp 5% 7/1/2028		1,564,000	1,540,540
PG&E Corp 5.25% 7/1/2030		4,429,000	4,309,644
PG&E Corp 6.85% 9/15/2056 (g)		2,158,000	2,114,621
PG&E Corp 7.375% 3/15/2055 (g)		3,162,000	3,177,862
Sierra Pacific Power Co 6.375% 9/15/2056 (g)		2,760,000	2,748,400
Southern Co/The 1.875% 9/15/2081 (g)	EUR	680,000	776,135
Southern Co/The 4.85% 3/15/2035		8,250,000	7,860,374
Southwestern Electric Power Co 5.2% 4/1/2036		9,414,000	9,089,944
Southwestern Electric Power Co 5.3% 4/1/2033		9,383,000	9,314,045
Vistra Operations Co LLC 4.55% 10/30/2028 (n)		3,551,000	3,512,072
Vistra Operations Co LLC 5% 4/30/2031 (n)		11,185,000	10,965,536
Vistra Operations Co LLC 5% 7/31/2027 (n)		135,000	134,880
Vistra Operations Co LLC 5.25% 4/30/2033 (n)		9,516,000	9,277,572
Vistra Operations Co LLC 5.55% 4/30/2036 (n)		15,431,000	14,972,452
Vistra Operations Co LLC 6.875% 4/15/2032 (n)		2,806,000	2,895,699
Vistra Operations Co LLC 7.75% 10/15/2031 (n)		1,801,000	1,875,675
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (n)(s)		1,147,000	1,185,668
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (n)(s)		3,555,000	3,765,573
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (n)		1,259,000	1,340,757
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (n)		1,795,000	1,923,335
			170,449,674
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		50,109,000	44,210,143
AES Corp/The 3.95% 7/15/2030 (n)		9,768,000	9,279,356
AES Corp/The 5.2% 7/15/2029		3,425,000	3,425,733
AES Corp/The 6.95% 7/15/2055 (g)		1,460,000	1,439,705
Alpha Generation LLC 6.25% 1/15/2034 (n)		1,375,000	1,347,376
Alpha Generation LLC 6.75% 10/15/2032 (n)		842,000	848,533
Sunnova Energy Corp 5.875% (j)(k)(n)		2,613,000	6,532
Talen Energy Supply LLC 6.25% 2/1/2034 (n)		2,395,000	2,352,033
Talen Energy Supply LLC 6.5% 2/1/2036 (n)(s)		2,298,000	2,255,440
			65,164,851
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		988,000	934,270
NiSource Inc 3.6% 5/1/2030		31,852,000	30,412,100
NiSource Inc 5.35% 4/1/2034		4,785,000	4,759,986
NiSource Inc 5.35% 7/15/2035		660,000	648,606
Puget Energy Inc 4.1% 6/15/2030		8,252,000	7,909,968
Puget Energy Inc 4.224% 3/15/2032		10,389,000	9,838,230
			54,503,160
TOTAL UTILITIES			290,117,685
TOTAL UNITED STATES			5,596,206,195
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (n)		450,000	459,778
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (n)		1,255,000	1,293,842
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (n)		462,000	484,389
Navoiyuran State Enterprise 6.7% 7/2/2030 (n)		810,000	821,138

TOTAL UZBEKISTAN			3,059,147
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (k)(o)		1,100,000	429,000
Petroleos de Venezuela SA 6% (k)(n)		1,850,000	736,069
Petroleos de Venezuela SA 6% (k)(n)		1,070,000	427,465
Petroleos de Venezuela SA 9.75% (k)(n)		1,370,000	657,600

TOTAL VENEZUELA			2,250,134
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (n)		711,876	699,233
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (n)		1,555,000	1,513,925
First Quantum Minerals Ltd 7.25% 2/15/2034 (n)		1,687,000	1,727,066
First Quantum Minerals Ltd 8% 3/1/2033 (n)		1,120,000	1,164,016
First Quantum Minerals Ltd 8.625% 6/1/2031 (n)		521,000	540,110

TOTAL ZAMBIA			4,945,117
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $7,181,855,245)			7,148,177,698

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (m)	24,241	2,350,892
Strategy Inc Series A, 10%	6,181	632,316

TOTAL UNITED STATES		2,983,208
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,689,158)		2,983,208

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (o)(t)		1,620,000	1,474,286
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (g)(n)(t)		495,000	537,883
Banco de Credito e Inversiones SA 8.75% (g)(n)(t)		701,000	748,940
Banco del Estado de Chile 7.95% (g)(n)(t)		655,000	700,834

TOTAL CHILE			1,987,657
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (g)(o)(t)	EUR	415,000	443,826
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (g)(o)(t)	EUR	450,000	480,845
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (g)(n)(t)		1,975,000	2,003,113
BNP Paribas SA 7.45% (g)(n)(t)		1,275,000	1,307,143

TOTAL FRANCE			3,310,256
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (g)(o)(t)	EUR	2,200,000	2,507,952
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (g)(n)(t)		1,711,000	1,737,196
Banco Mercantil del Norte SA/Grand Cayman 8% (g)(n)(t)		595,000	603,641
Banco Mercantil del Norte SA/Grand Cayman 8.375% (g)(n)(t)		485,000	496,631
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (g)(n)		900,000	888,216
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (g)(n)		400,000	436,782
TOTAL FINANCIALS			4,162,466
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 7.2% (g)(n)(t)		3,101,000	3,309,973
TOTAL MEXICO			7,472,439
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (g)(n)(t)		920,000	916,524
OCP SA 7.3682% (g)(n)(t)		200,000	199,405

TOTAL MOROCCO			1,115,929
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Saudi National Bank/The 6.15% (g)(o)(t)		620,000	613,398
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (g)(o)(t)	EUR	875,000	1,036,106
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (f)(g)(k)(o)(t)	EUR	385,000	325,694

TOTAL SWEDEN			1,361,800
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (f)(g)(j)(k)(o)(t)		995,000	268,650
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (g)(o)(t)		880,000	885,693
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
HSBC Holdings PLC 6.75% (g)(t)		1,055,000	1,089,361
HSBC Holdings PLC 7% (g)(t)		635,000	657,697
TOTAL FINANCIALS			1,747,058
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 8.144% (g)(o)(t)	GBP	515,000	486,542
TOTAL UNITED KINGDOM			2,233,600
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (g)(t)		2,505,000	2,526,929
Energy Transfer LP Series G, 7.125% (g)(t)		595,000	623,128
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (f)(g)(t)		5,361,000	5,392,195
Sunoco LP 7.875% (g)(n)(t)		2,154,000	2,297,984
TOTAL ENERGY			10,840,236
Financials - 0.2%
Banks - 0.2%
BW Real Estate Inc 9.5% (g)(n)(t)		1,329,000	1,358,942
Citigroup Inc 6.5% (g)(s)(t)		770,000	776,697
Citigroup Inc 6.625% (g)(t)		2,120,000	2,156,631
JPMorgan Chase & Co 6.1% (g)(t)		3,705,000	3,748,586
Truist Financial Corp 6.25% (g)(t)		1,825,000	1,836,061
Wells Fargo & Co 6.125% (g)(t)		2,855,000	2,866,418
Wells Fargo & Co 6.55% (g)(t)		2,085,000	2,090,647
			14,833,982
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (g)(s)(t)		2,475,000	2,405,947
Ally Financial Inc 7.1% (g)(s)(t)		1,805,000	1,831,752
			4,237,699
Insurance - 0.0%
Alliant Holdings LP 10.5% (g)(j)(t)		387,665	392,058
TOTAL FINANCIALS			19,463,739
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (g)(t)		5,657,000	5,649,214
Sumisho Air Lease Corp 8.256% (g)(t)		1,605,000	1,637,099
TOTAL INDUSTRIALS			7,286,313
TOTAL UNITED STATES			37,590,288
TOTAL PREFERRED SECURITIES (Cost $59,983,860)			61,746,619

U.S. Government Agency - Mortgage Securities - 21.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.1%
Fannie Mae 2% 11/1/2051	12,319,638	9,738,487
Fannie Mae 2% 2/1/2052	1,828,895	1,461,145
Fannie Mae 2% 3/1/2052	8,287,373	6,543,273
Fannie Mae 2.5% 4/1/2052	5,128,308	4,277,514
Fannie Mae 2.5% 5/1/2052	4,610,337	3,828,186
Fannie Mae 2.5% 6/1/2052	7,251,770	6,048,690
Fannie Mae 3% 12/1/2051	25,271,517	21,804,733
Fannie Mae 3% 6/1/2052	4,037,871	3,509,186
Fannie Mae 3.5% 12/1/2036	143,006	137,354
Fannie Mae 3.5% 5/1/2036	109,634	105,488
Fannie Mae 3.5% 7/1/2047	280,236	255,171
Fannie Mae 5.5% 2/1/2055	4,785,144	4,789,473
Fannie Mae 7% 6/1/2054	109,290	116,104
Fannie Mae 7% 7/1/2054	98,453	104,869
Fannie Mae 7% 8/1/2054	73,579	77,954
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	1,923,472	1,639,786
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	664,130	591,121
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,958,192	2,476,054
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,448,929	1,835,670
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,426,699	1,269,859
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,390,621	1,237,747
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	70,273	62,548
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	48,391	43,071
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	53,418	44,784
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,019,092	845,493
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,511,905	1,345,698
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	48,893	43,518
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,270,765	1,129,875
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	11,672,773	9,778,090
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	57,000	47,671
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,976,984	1,481,909
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	58,364	48,776
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	9,119,988	8,043,306
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	120,162	107,027
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	565,036	423,363
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	733,961	653,963
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,551,062	3,597,545
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	199,309	159,419
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,498,515	1,170,505
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,498,339	1,279,413
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	15,898	13,594
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,168,190	2,506,386
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	868,307	686,383
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	221,848	177,863
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	72,570	58,114
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,091,893	5,546,196
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	544,737	435,202
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	420,946	335,251
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	183,781	146,884
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	81,634	64,275
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	21,147	16,558
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,030,106	3,476,796
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	762,588	652,110
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	595,103	508,779
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	557,141	440,412
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	553,377	437,436
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	166,375	132,089
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	992,797	792,547
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	973,609	773,579
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	627,417	499,689
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	398,174	317,114
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,344	38,170
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,755,885	1,595,318
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	69,853	63,225
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,175,839	5,319,216
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	145,007	125,420
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	565,312	446,871
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	443,804	352,623
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	414,708	327,820
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	48,601	38,448
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	427,299	339,509
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	283,005	225,391
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	176,165	173,509
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	92,827	84,368
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	83,996	75,921
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	62,932	57,276
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	62,228	56,654
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	32,104	29,268
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	10,715,699	9,139,944
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	289,370	230,732
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	89,126	71,232
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	64,894	51,866
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	22,190	17,541
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,447,090	1,155,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	780,561	616,290
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	80,625	73,026
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	5,700,001	5,153,824
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,260,322	1,006,112
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	502,712	401,785
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	427,678	341,414
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	373,421	298,801
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	87,628	69,953
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	68,213	54,454
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	54,865	43,799
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	35,308	27,932
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,434,018	7,531,151
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,447,153	6,703,743
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,358,982	6,652,055
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,293,855	4,239,305
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,415,385	3,510,992
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,079,898	1,661,677
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,334,000	1,053,256
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,218,678	974,010
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,090,618	870,637
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	277,528	220,422
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,475,723	1,268,439
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	148,470	128,206
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	31,089,472	24,546,608
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	927,976	732,681
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	627,888	495,748
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	10,000,432	7,902,064
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,316,816	4,254,369
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	92,875	84,556
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,283,512	10,580,570
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	192,534	153,699
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	106,808	97,141
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	106,166	91,659
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	889,194	703,450
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	669,869	609,659
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	478,360	410,205
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	24,483,039	19,368,772
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	431,982	345,930
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	193,642	154,524
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,220,136	4,920,811
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,519,234	1,198,083
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	238,336	188,550
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	90,480	71,551
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,667	21,888
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	26,479	20,940
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	25,075	19,994
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,171,405	1,065,383
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	7,917,108	6,841,937
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	26,566,670	22,764,695
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	8,733,619	7,454,540
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	551,047	435,938
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	507,292	400,055
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	248,174	198,349
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	63,456	50,042
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	511,148	404,374
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	954,831	753,884
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	163,492	156,318
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	20,996,612	17,355,766
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,062,722	2,565,140
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	502,438	416,570
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,342,150	14,389,188
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	693,072	578,090
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	471,983	391,026
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	11,559,107	9,547,515
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	155,120	148,412
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	17,079	16,362
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	487,894	429,727
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,811,428	1,512,607
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,532,300	1,272,343
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	80,949	79,043
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	103,371	98,965
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	152,979	145,362
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	39,016	37,074
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	410,847	364,615
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	253,990	223,282
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	244,403	214,798
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	81,160	71,391
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	78,830	69,255
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	74,732	65,714
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,732,179	1,453,468
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,356,798	4,426,246
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,814,584	3,185,315
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,058,206	878,018
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	833,178	693,130
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	814,098	675,985
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	288,245	275,597
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	276,908	262,943
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,798,102	2,669,238
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,567,807	2,961,408
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	549,923	456,284
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	410,848	341,789
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	385,497	320,217
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	86,431	82,747
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	80,381	74,581
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	252,762	223,534
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	191,680	169,174
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	36,414	30,168
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	11,376,551	9,563,822
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	80,946	72,059
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	379,258	338,255
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	10,470,037	8,674,147
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,859,232	1,549,621
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	8,806,938	7,362,366
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,013,286	973,654
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	154,191	147,518
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	239,650	211,739
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	9,620,278	8,435,375
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	81,187	71,323
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	10,800,868	8,917,854
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	17,792,034	14,801,387
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	14,409,685	12,041,610
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	8,185,960	6,809,989
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,685,947	5,589,274
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,227,642	2,680,068
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,690,496	1,412,682
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	573,847	481,155
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,300,750	1,249,866
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,251,502	1,200,776
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,128,774	1,083,021
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,118,240	1,073,678
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,084,480	1,040,546
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	920,913	884,835
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	16,706	16,064
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	57,392	51,051
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	449,191	397,034
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	337,223	299,853
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	138,198	121,976
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	85,255	75,113
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	29,057	25,586
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,861,897	11,445,226
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,955,502	5,762,448
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,474,498	5,400,368
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,363,091	2,793,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,457,010	2,053,995
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	38,393	31,808
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	10,097,321	8,387,450
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	8,784,564	7,318,956
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,186,197	5,973,784
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	648,311	538,932
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	39,944	39,019
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,608,932	1,543,742
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,028,973	986,422
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	959,992	921,733
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	216,707	181,229
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,481,742	2,070,017
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,814,642	1,516,992
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	177,974	170,761
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	291,957	259,258
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	514,766	453,369
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	357,821	316,554
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	168,275	148,485
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	39,583,119	33,395,684
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	18,346,760	15,297,270
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,276,502	2,731,902
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,262,908	1,891,730
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	40,028	33,525
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	23,127	22,189
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	820,864	723,089
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	13,071,005	10,947,436
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,359,751	2,780,314
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,704,727	2,238,258
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,624,078	2,171,519
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	13,402,832	12,393,796
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	8,770,803	8,124,195
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	9,288,217	8,339,071
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	14,156,868	11,856,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	109,838	98,457
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	736,065	633,941
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	24,492	21,924
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,025,776	902,048
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,541,476	2,178,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	110,100	106,949
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	45,545	40,833
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,274,501	1,120,772
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,248,738	1,098,117
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	49,058	44,029
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	144,349	124,412
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	13,090,616	11,388,914
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	880,405	761,281
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	565,083	488,624
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	554,680	479,281
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	54,396	47,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	39,736	34,508
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	312,360	302,357
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,833	13,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,333,538	1,148,518
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,772,714	2,376,752
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	360,709	311,677
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	246,880	213,476
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	181,285	177,250
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	77,155	75,082
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	272,637	244,198
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	263,138	235,395
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	38,850	34,796
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	220,401	191,130
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,156,633	2,746,289
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,135,673	2,701,597
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	311,210	268,128
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	7,708	7,443
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	448,174	394,115
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	8,373,307	7,345,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,401,270	4,690,698
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,758,421	3,241,661
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,617,339	3,098,498
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,775,275	2,412,772
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	129,629	123,606
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	84,762	75,933
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	73,153	65,382
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	369,827	331,530
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	340,661	305,922
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	1,832,173	1,573,962
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,416,079	9,850,004
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,564,512	3,971,152
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,632,002	2,275,053
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	122,326	109,635
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	412,884	364,746
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	60,249	52,248
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	7,175,727	6,231,714
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	5,728,466	4,955,158
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	19,316,730	16,636,650
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,960,753	1,694,225
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	219,842	214,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	165,388	147,993
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	89,321	78,586
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,000,722	867,194
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	341,096	295,583
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	275,285	265,018
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	91,888	82,269
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	150,218	131,989
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	26,980,146	23,304,263
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	339,038	293,270
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	6,943,734	6,024,122
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,582	7,303
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,221	5,986
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	484,628	468,867
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	160,982	144,320
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	111,422	97,948
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,821	4,458
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	120,348	109,334
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,048,477	1,859,719
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	14,638,268	13,509,913
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	67,847	60,811
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	22,467	20,411
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,864,127	1,693,521
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	25,392,026	23,099,878
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	30,260,565	27,648,663
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	6,902,775	6,264,559
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	292,021	261,188
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	115,944	103,666
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	45,148	41,861
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	28,703	26,159
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,647,029	3,363,826
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	88,538	80,435
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	133,896	121,098
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	211,080	200,687
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	218,565	195,830
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	101,284	90,716
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	608,301	543,504
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	10,858,346	9,803,507
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	5,489,079	5,097,187
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (c)	2,338,645	2,101,225
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	111,809	105,385
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,812,697	2,530,667
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,861,565	1,680,722
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	22,152	19,820
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,562,456	3,295,590
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	320,181	305,017
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,944	5,508
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	113,084	102,827
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	58,062	52,849
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,780,532	16,053,235
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	5,809,081	5,224,787
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,620,074	1,449,528
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	195,931	179,188
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	162,590	148,125
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,206,057	1,095,678
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	38,346	36,589
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,527,495	1,419,627
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	75,123	70,194
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	7,766	7,246
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	29,051	27,318
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	418,540	388,068
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,072,156	1,925,825
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	256,977	238,830
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,353	5,905
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,205,431	1,120,307
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	26,686	25,413
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	25,175	23,690
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	22,888	21,502
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	4,598	4,273
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,114,877	1,036,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	453,958	432,306
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	16,353	15,486
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,084	5,741
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	18,721,271	17,651,873
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	152,004	141,270
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	27,465	25,594
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,975	4,624
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,206	3,909
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	652,971	602,412
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	617,319	571,410
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	272,452	253,212
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	5,773	5,423
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	30,278	28,215
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	10,150	9,424
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,001,096	1,852,279
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	898,222	832,265
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	68,002	64,152
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	13,901	12,942
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	270,913	251,697
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	10,562	9,938
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	8,316,802	7,849,468
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	79,260	74,059
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,537,656	1,429,070
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	153,766	142,907
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,727,801	2,534,318
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	19,606,962	18,109,014
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	791,337	759,707
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	94,757	92,603
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	2,886	2,775
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	356,773	343,404
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	10,422	10,124
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	297,290	288,658
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	20,162	19,713
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,074	1,997
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	14,350	14,167
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,731	21,108
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,699	1,629
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,706	2,597
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	22,656	22,334
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	10,592	10,346
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	26,269	25,252
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,198	4,996
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,402	2,306
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	21,072	20,249
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,022	12,870
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,245	8,125
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	793,896	762,164
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	2,187,147	2,182,127
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	17,654	17,530
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	567,994	556,281
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	309,882	308,977
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	604,954	592,441
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	397,277	389,805
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	318,196	310,680
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	497,832	489,091
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	474,105	465,187
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	303,791	297,508
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	178,909	174,957
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	158,457	155,501
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	3,358,263	3,255,080
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	308,171	302,375
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	50,655	49,798
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	22,376	21,955
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	61,089	59,921
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	87,330	85,292
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	34,826	34,073
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,981	11,902
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	2,578,287	2,513,356
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	7,278,286	7,029,941
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	2,094,989	2,060,822
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,881,811	1,842,300
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	69,547	67,989
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	7,787,346	7,621,407
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	6,621,675	6,517,822
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	475,697	467,939
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	343,490	337,888
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	254,727	250,414
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	178,679	175,374
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	21,026	20,579
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,750,904	2,687,442
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	34,238	34,320
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	4,000,001	3,983,320
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	4,396,938	4,303,588
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	801,925	787,092
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	240,194	234,993
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	85,782	84,195
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	26,088	25,646
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	465,633	456,875
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	377,377	369,595
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	35,804	34,909
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,474,924	1,476,996
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	13,646,672	13,682,899
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,806,186	2,822,405
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	15,152,423	15,413,504
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,054,385	2,048,417
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	141,926	141,992
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	9,401,167	9,431,999
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	5,923,369	5,952,050
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	5,760,195	5,795,287
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	442,198	442,543
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	897,839	899,662
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	165,597	166,451
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	31,477,311	31,570,707
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	6,049,252	6,052,077
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	13,322,025	13,361,553
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	556,775	559,645
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,170,917	3,190,234
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,122,602	1,124,530
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	6,586,345	6,715,868
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	4,448,864	4,553,118
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,400,871	1,438,077
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,910,691	2,963,583
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,831,073	6,999,692
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,587,371	2,656,089
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,060,961	1,089,802
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	4,002,186	4,109,014
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	3,663,396	3,756,113
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	15,165,115	15,520,494
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,414,672	4,538,819
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2056	7,020,295	7,184,808
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,567,020	4,688,924
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,177,428	3,255,860
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	3,395,245	3,452,262
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	10,624,976	10,847,400
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,596,692	4,673,886
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	6,309,407	6,455,290
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	4,891,377	5,006,002
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	3,848,406	3,930,171
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	899,404	922,167
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	3,381,028	3,463,880
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,101,273	1,129,145
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,946,233	4,025,144
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	18,585,898	18,860,265
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	16,361,627	16,791,062
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,937,325	6,076,460
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	936,813	956,717
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,192,679	1,225,101
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	7,733,655	8,092,275
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,849,093	1,921,446
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,530,479	1,581,122
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	671,075	694,749
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	19,418	20,249
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	158,129	164,517
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	183,436	191,661
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	131,305	137,271
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	126,941	132,338
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	601,555	621,235
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	383,988	402,994
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	16,274,986	16,945,495
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	354,805	369,906
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	6,307,963	6,590,616
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,098,999	1,135,708
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	209,989	219,727
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	394,454	410,908
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,527,380	6,856,581
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,101,799	5,336,384
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,522,524	1,573,856
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	419,807	438,848
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,340,703	5,600,041
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	177,168	184,439
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	6,591,051	6,995,849
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,843,531	4,063,371
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,146,819	2,269,611
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,207,293	1,278,705
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	654,329	691,959
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	86,432	91,333
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	51,183	53,876
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	875,051	926,810
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	213,151	226,642
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,347,913	1,428,170
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	245,386	258,846
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	191,039	201,966
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	140,973	148,726
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	39,867	42,062
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	42,801	45,390
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,255,333	1,327,135
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	870,202	921,403
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	452,779	477,616
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	419,618	443,383
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	279,464	294,662
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	119,712	126,140
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	90,970	96,231
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	1,767,037	1,872,801
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	984,085	1,041,987
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	60,218	63,484
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,085,013	2,223,492
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	29,874	31,812
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	131,187	138,777
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	125,924	133,757
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	94,584	100,925
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	74,324	78,715
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	48,006	51,225
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	801,545	847,392
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	59,822	63,169
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	711,904	758,074
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	630,726	669,857
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	518,751	551,422
Freddie Mac Gold Pool 1.5% 1/1/2036	718,969	639,931
Freddie Mac Gold Pool 1.5% 1/1/2051	2,418,872	1,813,140
Freddie Mac Gold Pool 1.5% 10/1/2035	771,537	687,443
Freddie Mac Gold Pool 1.5% 11/1/2035	534,618	475,846
Freddie Mac Gold Pool 1.5% 11/1/2035	403,660	359,284
Freddie Mac Gold Pool 1.5% 11/1/2035	173,501	154,427
Freddie Mac Gold Pool 1.5% 12/1/2035	1,438,879	1,280,699
Freddie Mac Gold Pool 1.5% 12/1/2040	34,036	28,511
Freddie Mac Gold Pool 1.5% 2/1/2041	12,072,552	10,095,762
Freddie Mac Gold Pool 1.5% 2/1/2051	2,466,749	1,849,027
Freddie Mac Gold Pool 1.5% 3/1/2041	58,359	48,764
Freddie Mac Gold Pool 1.5% 3/1/2051	1,100,010	824,546
Freddie Mac Gold Pool 1.5% 4/1/2041	6,265,306	5,231,221
Freddie Mac Gold Pool 1.5% 4/1/2041	1,664,556	1,391,290
Freddie Mac Gold Pool 1.5% 4/1/2051	3,228,753	2,420,211
Freddie Mac Gold Pool 1.5% 8/1/2035	3,054,226	2,721,331
Freddie Mac Gold Pool 2% 1/1/2051	1,196,763	945,649
Freddie Mac Gold Pool 2% 1/1/2051	785,974	621,301
Freddie Mac Gold Pool 2% 1/1/2051	580,480	458,679
Freddie Mac Gold Pool 2% 1/1/2051	276,592	219,593
Freddie Mac Gold Pool 2% 1/1/2051	193,011	153,236
Freddie Mac Gold Pool 2% 1/1/2052	3,079,607	2,461,329
Freddie Mac Gold Pool 2% 1/1/2052	760,774	599,003
Freddie Mac Gold Pool 2% 10/1/2041	941,468	804,544
Freddie Mac Gold Pool 2% 10/1/2050	1,822,643	1,441,911
Freddie Mac Gold Pool 2% 10/1/2050	64,076	50,692
Freddie Mac Gold Pool 2% 10/1/2051	722,977	574,439
Freddie Mac Gold Pool 2% 11/1/2050	12,546,703	10,059,128
Freddie Mac Gold Pool 2% 11/1/2050 (c)	12,085,956	9,553,764
Freddie Mac Gold Pool 2% 11/1/2050	2,311,130	1,852,914
Freddie Mac Gold Pool 2% 11/1/2050	158,083	124,962
Freddie Mac Gold Pool 2% 11/1/2050	102,821	81,279
Freddie Mac Gold Pool 2% 11/1/2050	13,815	10,920
Freddie Mac Gold Pool 2% 11/1/2051	1,008,053	802,836
Freddie Mac Gold Pool 2% 11/1/2051	709,233	563,519
Freddie Mac Gold Pool 2% 11/1/2051	564,413	447,571
Freddie Mac Gold Pool 2% 12/1/2051	1,766,893	1,410,506
Freddie Mac Gold Pool 2% 12/1/2051	509,701	405,937
Freddie Mac Gold Pool 2% 2/1/2036	122,886	111,380
Freddie Mac Gold Pool 2% 2/1/2036	84,973	77,335
Freddie Mac Gold Pool 2% 2/1/2036	74,721	67,981
Freddie Mac Gold Pool 2% 2/1/2041	388,047	333,815
Freddie Mac Gold Pool 2% 2/1/2051	20,986,554	16,582,994
Freddie Mac Gold Pool 2% 2/1/2051	77,388	61,222
Freddie Mac Gold Pool 2% 2/1/2052	1,387,467	1,101,975
Freddie Mac Gold Pool 2% 2/1/2052	1,364,016	1,085,054
Freddie Mac Gold Pool 2% 3/1/2036	66,884	60,851
Freddie Mac Gold Pool 2% 3/1/2036	13,047	11,817
Freddie Mac Gold Pool 2% 3/1/2041	343,522	296,954
Freddie Mac Gold Pool 2% 3/1/2051	25,998,131	20,543,003
Freddie Mac Gold Pool 2% 3/1/2051	8,535,668	6,752,651
Freddie Mac Gold Pool 2% 3/1/2051	834,057	665,825
Freddie Mac Gold Pool 2% 3/1/2051	663,546	529,707
Freddie Mac Gold Pool 2% 3/1/2051	93,131	74,347
Freddie Mac Gold Pool 2% 3/1/2051	55,858	44,644
Freddie Mac Gold Pool 2% 3/1/2052	16,705,145	13,058,993
Freddie Mac Gold Pool 2% 4/1/2036	745,235	676,155
Freddie Mac Gold Pool 2% 4/1/2051	1,106,047	873,277
Freddie Mac Gold Pool 2% 4/1/2052	10,395,205	8,243,240
Freddie Mac Gold Pool 2% 4/1/2052	111,479	88,784
Freddie Mac Gold Pool 2% 5/1/2036	115,837	105,389
Freddie Mac Gold Pool 2% 5/1/2041	374,049	320,982
Freddie Mac Gold Pool 2% 5/1/2051	34,670,411	27,590,621
Freddie Mac Gold Pool 2% 5/1/2051	9,114,692	7,196,480
Freddie Mac Gold Pool 2% 5/1/2051	3,275,216	2,622,784
Freddie Mac Gold Pool 2% 5/1/2051	224,894	177,986
Freddie Mac Gold Pool 2% 5/1/2051	35,165	28,072
Freddie Mac Gold Pool 2% 5/1/2052	5,443,497	4,340,426
Freddie Mac Gold Pool 2% 6/1/2035	9,026,449	8,215,126
Freddie Mac Gold Pool 2% 6/1/2041	606,527	520,435
Freddie Mac Gold Pool 2% 6/1/2050	48,013,191	37,983,707
Freddie Mac Gold Pool 2% 6/1/2050	505,664	404,934
Freddie Mac Gold Pool 2% 6/1/2051	55,602	43,901
Freddie Mac Gold Pool 2% 6/1/2052	1,344,323	1,060,146
Freddie Mac Gold Pool 2% 7/1/2038	22,900,006	20,705,718
Freddie Mac Gold Pool 2% 7/1/2041	1,736,813	1,491,998
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2050	459,842	368,240
Freddie Mac Gold Pool 2% 7/1/2050	163,856	129,628
Freddie Mac Gold Pool 2% 7/1/2050	68,157	53,920
Freddie Mac Gold Pool 2% 7/1/2051	1,714,203	1,375,408
Freddie Mac Gold Pool 2% 7/1/2051	944,760	745,047
Freddie Mac Gold Pool 2% 7/1/2051	31,743	25,311
Freddie Mac Gold Pool 2% 8/1/2050	59,211,521	46,842,815
Freddie Mac Gold Pool 2% 8/1/2050	375,598	299,721
Freddie Mac Gold Pool 2% 8/1/2050	21,883	17,524
Freddie Mac Gold Pool 2% 8/1/2051	1,063,814	841,593
Freddie Mac Gold Pool 2% 8/1/2052	35,169	27,691
Freddie Mac Gold Pool 2% 9/1/2050 (b)	34,789,351	27,522,197
Freddie Mac Gold Pool 2% 9/1/2050	850,202	678,448
Freddie Mac Gold Pool 2% 9/1/2050	338,687	267,938
Freddie Mac Gold Pool 2% 9/1/2050	45,551	36,036
Freddie Mac Gold Pool 2% 9/1/2051	649,670	517,412
Freddie Mac Gold Pool 2% 9/1/2051	646,674	515,025
Freddie Mac Gold Pool 2% 9/1/2051	109,109	86,897
Freddie Mac Gold Pool 2.5% 1/1/2033	3,092	2,936
Freddie Mac Gold Pool 2.5% 1/1/2041	487,026	430,924
Freddie Mac Gold Pool 2.5% 1/1/2042	379,686	333,225
Freddie Mac Gold Pool 2.5% 1/1/2051	2,366,433	1,956,090
Freddie Mac Gold Pool 2.5% 1/1/2051	12,931	10,721
Freddie Mac Gold Pool 2.5% 1/1/2052	9,592,895	7,974,438
Freddie Mac Gold Pool 2.5% 1/1/2052	130,321	108,578
Freddie Mac Gold Pool 2.5% 10/1/2041	183,015	160,855
Freddie Mac Gold Pool 2.5% 10/1/2050	732,218	613,259
Freddie Mac Gold Pool 2.5% 10/1/2051	7,172,927	5,967,236
Freddie Mac Gold Pool 2.5% 11/1/2031	132,963	127,293
Freddie Mac Gold Pool 2.5% 11/1/2041	2,675,400	2,354,252
Freddie Mac Gold Pool 2.5% 11/1/2041	301,798	265,630
Freddie Mac Gold Pool 2.5% 11/1/2041	107,551	94,479
Freddie Mac Gold Pool 2.5% 11/1/2050	8,030,163	6,725,549
Freddie Mac Gold Pool 2.5% 11/1/2050	758,983	632,829
Freddie Mac Gold Pool 2.5% 11/1/2051	38,044,542	31,804,226
Freddie Mac Gold Pool 2.5% 12/1/2050	935,318	783,070
Freddie Mac Gold Pool 2.5% 12/1/2051	3,786,438	3,134,597
Freddie Mac Gold Pool 2.5% 12/1/2051	408,507	338,948
Freddie Mac Gold Pool 2.5% 2/1/2030	100,710	97,845
Freddie Mac Gold Pool 2.5% 2/1/2042	498,617	441,130
Freddie Mac Gold Pool 2.5% 2/1/2050	1,607,043	1,333,903
Freddie Mac Gold Pool 2.5% 2/1/2051	17,734,251	14,847,530
Freddie Mac Gold Pool 2.5% 2/1/2051	16,004	13,259
Freddie Mac Gold Pool 2.5% 3/1/2032	1,991,133	1,902,456
Freddie Mac Gold Pool 2.5% 3/1/2051	5,682,665	4,707,937
Freddie Mac Gold Pool 2.5% 4/1/2042	7,196,016	6,306,642
Freddie Mac Gold Pool 2.5% 4/1/2042	73,643	64,664
Freddie Mac Gold Pool 2.5% 4/1/2052	8,246,910	6,850,386
Freddie Mac Gold Pool 2.5% 4/1/2052 (b)(c)	7,377,632	6,153,671
Freddie Mac Gold Pool 2.5% 5/1/2041	1,054,016	938,261
Freddie Mac Gold Pool 2.5% 5/1/2041	123,527	109,150
Freddie Mac Gold Pool 2.5% 5/1/2051	2,985,887	2,490,524
Freddie Mac Gold Pool 2.5% 5/1/2051	1,853,324	1,558,596
Freddie Mac Gold Pool 2.5% 6/1/2031	19,750	18,974
Freddie Mac Gold Pool 2.5% 6/1/2031	13,588	13,084
Freddie Mac Gold Pool 2.5% 6/1/2040	69,199	61,769
Freddie Mac Gold Pool 2.5% 6/1/2041	87,014	76,659
Freddie Mac Gold Pool 2.5% 7/1/2031	32,933	31,664
Freddie Mac Gold Pool 2.5% 7/1/2032	643,336	612,851
Freddie Mac Gold Pool 2.5% 7/1/2041	5,556,218	4,936,578
Freddie Mac Gold Pool 2.5% 7/1/2050	468,470	390,604
Freddie Mac Gold Pool 2.5% 7/1/2051	3,566,502	2,984,844
Freddie Mac Gold Pool 2.5% 7/1/2051	422,441	351,433
Freddie Mac Gold Pool 2.5% 8/1/2031	56,289	54,077
Freddie Mac Gold Pool 2.5% 8/1/2041	246,212	217,025
Freddie Mac Gold Pool 2.5% 8/1/2050	2,954,161	2,469,600
Freddie Mac Gold Pool 2.5% 9/1/2041	534,923	473,523
Freddie Mac Gold Pool 3% 1/1/2048	8,026	6,987
Freddie Mac Gold Pool 3% 1/1/2052	3,307,895	2,853,079
Freddie Mac Gold Pool 3% 1/1/2052	1,958,856	1,677,895
Freddie Mac Gold Pool 3% 10/1/2049	7,930,915	6,850,375
Freddie Mac Gold Pool 3% 11/1/2047	437,989	381,737
Freddie Mac Gold Pool 3% 11/1/2047	179,946	156,723
Freddie Mac Gold Pool 3% 11/1/2050	99,135	85,443
Freddie Mac Gold Pool 3% 11/1/2051	562,898	482,512
Freddie Mac Gold Pool 3% 12/1/2030	58,874	57,223
Freddie Mac Gold Pool 3% 12/1/2032	14,088	13,637
Freddie Mac Gold Pool 3% 12/1/2046	270,742	237,051
Freddie Mac Gold Pool 3% 12/1/2050	799,476	689,053
Freddie Mac Gold Pool 3% 2/1/2033	55,841	54,341
Freddie Mac Gold Pool 3% 3/1/2050	14,124,030	12,199,715
Freddie Mac Gold Pool 3% 3/1/2052	26,111,858	22,676,673
Freddie Mac Gold Pool 3% 3/1/2052	2,845,323	2,463,000
Freddie Mac Gold Pool 3% 3/1/2052	1,010,219	865,322
Freddie Mac Gold Pool 3% 3/1/2052	562,946	481,850
Freddie Mac Gold Pool 3% 4/1/2033	91,158	87,573
Freddie Mac Gold Pool 3% 4/1/2034	12,318	11,790
Freddie Mac Gold Pool 3% 4/1/2046	10,463	9,213
Freddie Mac Gold Pool 3% 4/1/2050	14,507,573	12,517,403
Freddie Mac Gold Pool 3% 4/1/2050	225,655	195,686
Freddie Mac Gold Pool 3% 5/1/2046	79,806	70,369
Freddie Mac Gold Pool 3% 5/1/2046	12,697	11,190
Freddie Mac Gold Pool 3% 5/1/2051	535,558	460,081
Freddie Mac Gold Pool 3% 6/1/2045	21,263	18,933
Freddie Mac Gold Pool 3% 6/1/2046	81,519	71,741
Freddie Mac Gold Pool 3% 6/1/2050	365,336	317,617
Freddie Mac Gold Pool 3% 6/1/2052	3,245,100	2,779,650
Freddie Mac Gold Pool 3% 6/1/2052	3,153,824	2,726,106
Freddie Mac Gold Pool 3% 6/1/2052	1,327,632	1,144,675
Freddie Mac Gold Pool 3% 8/1/2052	3,622,108	3,145,596
Freddie Mac Gold Pool 3% 8/1/2052	1,426,445	1,238,787
Freddie Mac Gold Pool 3% 9/1/2049	32,639	28,457
Freddie Mac Gold Pool 3% 9/1/2051	505,793	433,562
Freddie Mac Gold Pool 3.5% 1/1/2044	311,005	288,229
Freddie Mac Gold Pool 3.5% 1/1/2044	157,022	145,020
Freddie Mac Gold Pool 3.5% 1/1/2045	55,112	51,022
Freddie Mac Gold Pool 3.5% 1/1/2046	26,699	24,351
Freddie Mac Gold Pool 3.5% 1/1/2048	2,509,672	2,265,869
Freddie Mac Gold Pool 3.5% 1/1/2048	2,477,886	2,237,171
Freddie Mac Gold Pool 3.5% 1/1/2048	15,098	13,706
Freddie Mac Gold Pool 3.5% 10/1/2034	488,605	470,560
Freddie Mac Gold Pool 3.5% 10/1/2047	52,359	47,567
Freddie Mac Gold Pool 3.5% 10/1/2047	15,486	14,010
Freddie Mac Gold Pool 3.5% 10/1/2049	411,738	371,096
Freddie Mac Gold Pool 3.5% 10/1/2051	360,423	322,369
Freddie Mac Gold Pool 3.5% 11/1/2033	73,877	70,378
Freddie Mac Gold Pool 3.5% 11/1/2033	67,987	64,687
Freddie Mac Gold Pool 3.5% 11/1/2045	37,254	34,133
Freddie Mac Gold Pool 3.5% 11/1/2047	437,717	397,657
Freddie Mac Gold Pool 3.5% 11/1/2047	49,021	44,349
Freddie Mac Gold Pool 3.5% 12/1/2047	221,444	200,204
Freddie Mac Gold Pool 3.5% 12/1/2047	101,770	92,393
Freddie Mac Gold Pool 3.5% 2/1/2034	107,525	104,054
Freddie Mac Gold Pool 3.5% 2/1/2034	96,868	91,894
Freddie Mac Gold Pool 3.5% 2/1/2043	1,833,473	1,696,656
Freddie Mac Gold Pool 3.5% 2/1/2052	123,019	110,261
Freddie Mac Gold Pool 3.5% 3/1/2032	27,588	26,883
Freddie Mac Gold Pool 3.5% 3/1/2045	26,310	24,137
Freddie Mac Gold Pool 3.5% 3/1/2046	60,351	55,369
Freddie Mac Gold Pool 3.5% 3/1/2052	989,311	885,908
Freddie Mac Gold Pool 3.5% 3/1/2052	286,795	256,783
Freddie Mac Gold Pool 3.5% 3/1/2052	133,831	119,910
Freddie Mac Gold Pool 3.5% 4/1/2048	60,645	54,771
Freddie Mac Gold Pool 3.5% 4/1/2052	213,606	191,921
Freddie Mac Gold Pool 3.5% 5/1/2045	38,326	35,091
Freddie Mac Gold Pool 3.5% 5/1/2046	73,519	67,115
Freddie Mac Gold Pool 3.5% 5/1/2046	30,652	28,054
Freddie Mac Gold Pool 3.5% 5/1/2051	3,494,942	3,140,135
Freddie Mac Gold Pool 3.5% 5/1/2052	524,307	469,605
Freddie Mac Gold Pool 3.5% 6/1/2045	45,199	41,430
Freddie Mac Gold Pool 3.5% 6/1/2045	7,463	6,852
Freddie Mac Gold Pool 3.5% 7/1/2032	31,639	30,782
Freddie Mac Gold Pool 3.5% 7/1/2042	973,556	901,315
Freddie Mac Gold Pool 3.5% 7/1/2047	1,031,247	937,833
Freddie Mac Gold Pool 3.5% 8/1/2042	44,578	41,295
Freddie Mac Gold Pool 3.5% 8/1/2047	1,600,312	1,453,851
Freddie Mac Gold Pool 3.5% 8/1/2047	189,791	172,421
Freddie Mac Gold Pool 3.5% 8/1/2047	120,121	109,128
Freddie Mac Gold Pool 3.5% 8/1/2049	26,292,034	23,729,667
Freddie Mac Gold Pool 3.5% 9/1/2042	2,571,542	2,379,104
Freddie Mac Gold Pool 3.5% 9/1/2042	1,219,408	1,127,525
Freddie Mac Gold Pool 3.5% 9/1/2046	36,311	33,032
Freddie Mac Gold Pool 3.5% 9/1/2047	41,228	37,641
Freddie Mac Gold Pool 3.5% 9/1/2047	32,595	29,612
Freddie Mac Gold Pool 3.5% 9/1/2047	26,941	24,476
Freddie Mac Gold Pool 4% 1/1/2041	35,219	33,681
Freddie Mac Gold Pool 4% 10/1/2041	10,075	9,620
Freddie Mac Gold Pool 4% 10/1/2052	638,858	591,947
Freddie Mac Gold Pool 4% 11/1/2040	37,127	35,488
Freddie Mac Gold Pool 4% 11/1/2051	451,373	419,499
Freddie Mac Gold Pool 4% 2/1/2041	66,779	63,750
Freddie Mac Gold Pool 4% 2/1/2045	39,054	37,020
Freddie Mac Gold Pool 4% 2/1/2048	38,154	35,507
Freddie Mac Gold Pool 4% 2/1/2052	227,115	210,722
Freddie Mac Gold Pool 4% 2/1/2052	194,660	180,913
Freddie Mac Gold Pool 4% 2/1/2053	19,034,051	17,612,588
Freddie Mac Gold Pool 4% 2/1/2053	8,066,899	7,464,463
Freddie Mac Gold Pool 4% 4/1/2043	98,118	93,345
Freddie Mac Gold Pool 4% 4/1/2046	11,120	10,473
Freddie Mac Gold Pool 4% 4/1/2052	457,277	424,271
Freddie Mac Gold Pool 4% 4/1/2052	349,453	324,229
Freddie Mac Gold Pool 4% 5/1/2037	114,104	109,468
Freddie Mac Gold Pool 4% 5/1/2048	163,979	152,400
Freddie Mac Gold Pool 4% 5/1/2048	10,588	9,844
Freddie Mac Gold Pool 4% 5/1/2052	12,549,637	11,557,525
Freddie Mac Gold Pool 4% 5/1/2053	30,564,153	28,167,008
Freddie Mac Gold Pool 4% 6/1/2052	243,853	226,556
Freddie Mac Gold Pool 4% 7/1/2041	34,290	32,692
Freddie Mac Gold Pool 4% 7/1/2048	50,198	46,904
Freddie Mac Gold Pool 4% 7/1/2052	424,007	393,933
Freddie Mac Gold Pool 4% 8/1/2052	237,227	220,401
Freddie Mac Gold Pool 4% 9/1/2040	6,275	6,000
Freddie Mac Gold Pool 4% 9/1/2051	502,015	466,564
Freddie Mac Gold Pool 4.5% 1/1/2042	83,341	81,573
Freddie Mac Gold Pool 4.5% 1/1/2047	3,202	3,083
Freddie Mac Gold Pool 4.5% 11/1/2040	2,791,028	2,729,671
Freddie Mac Gold Pool 4.5% 12/1/2046	3,104	2,989
Freddie Mac Gold Pool 4.5% 12/1/2047	11,909	11,444
Freddie Mac Gold Pool 4.5% 12/1/2048	141,899	136,277
Freddie Mac Gold Pool 4.5% 12/1/2052	7,410,513	7,065,682
Freddie Mac Gold Pool 4.5% 2/1/2047	4,596	4,424
Freddie Mac Gold Pool 4.5% 4/1/2048	5,135	4,933
Freddie Mac Gold Pool 4.5% 4/1/2048	2,188	2,102
Freddie Mac Gold Pool 4.5% 4/1/2048	2,042	1,962
Freddie Mac Gold Pool 4.5% 5/1/2047	14,707	14,156
Freddie Mac Gold Pool 4.5% 5/1/2047	10,567	10,171
Freddie Mac Gold Pool 4.5% 5/1/2047	4,772	4,594
Freddie Mac Gold Pool 4.5% 5/1/2048	4,610	4,429
Freddie Mac Gold Pool 4.5% 6/1/2047	21,356	20,556
Freddie Mac Gold Pool 4.5% 6/1/2047	15,535	14,953
Freddie Mac Gold Pool 4.5% 7/1/2047	27,775	26,813
Freddie Mac Gold Pool 4.5% 7/1/2047	12,763	12,282
Freddie Mac Gold Pool 4.5% 7/1/2047	9,207	8,859
Freddie Mac Gold Pool 4.5% 7/1/2049	854,308	818,826
Freddie Mac Gold Pool 4.5% 8/1/2041	11,649,990	11,378,998
Freddie Mac Gold Pool 5% 1/1/2053	437,505	427,908
Freddie Mac Gold Pool 5% 1/1/2056	1,671,099	1,614,602
Freddie Mac Gold Pool 5% 10/1/2052	313,306	307,413
Freddie Mac Gold Pool 5% 10/1/2052	28,654	28,115
Freddie Mac Gold Pool 5% 10/1/2053	383,076	375,991
Freddie Mac Gold Pool 5% 11/1/2035	2,328,738	2,332,162
Freddie Mac Gold Pool 5% 11/1/2052	943,487	925,741
Freddie Mac Gold Pool 5% 11/1/2052	297,522	292,298
Freddie Mac Gold Pool 5% 12/1/2052 (b)	658,607	646,220
Freddie Mac Gold Pool 5% 12/1/2052	656,046	644,937
Freddie Mac Gold Pool 5% 12/1/2052	272,742	267,612
Freddie Mac Gold Pool 5% 12/1/2052	248,168	243,035
Freddie Mac Gold Pool 5% 12/1/2052	125,716	123,116
Freddie Mac Gold Pool 5% 12/1/2054	7,488,408	7,298,417
Freddie Mac Gold Pool 5% 3/1/2054	5,503,344	5,401,552
Freddie Mac Gold Pool 5% 3/1/2056	56,288,904	54,368,254
Freddie Mac Gold Pool 5% 4/1/2053	3,462,071	3,393,708
Freddie Mac Gold Pool 5% 4/1/2056	9,805,346	9,470,775
Freddie Mac Gold Pool 5% 5/1/2039	42,392	42,361
Freddie Mac Gold Pool 5% 5/1/2056	8,799,557	8,499,305
Freddie Mac Gold Pool 5% 6/1/2052	3,730,699	3,667,524
Freddie Mac Gold Pool 5% 6/1/2056	9,254,384	8,938,612
Freddie Mac Gold Pool 5% 7/1/2040	601,288	599,344
Freddie Mac Gold Pool 5% 7/1/2052	20,380,984	20,004,011
Freddie Mac Gold Pool 5% 7/1/2052	4,370,888	4,277,750
Freddie Mac Gold Pool 5% 7/1/2053	367,061	358,264
Freddie Mac Gold Pool 5% 8/1/2040	1,348,538	1,344,600
Freddie Mac Gold Pool 5% 8/1/2040	644,624	642,137
Freddie Mac Gold Pool 5% 8/1/2041	475,000	473,019
Freddie Mac Gold Pool 5% 8/1/2052	24,271,573	23,784,715
Freddie Mac Gold Pool 5% 8/1/2052	11,836,073	11,598,656
Freddie Mac Gold Pool 5% 8/1/2052	186,984	183,526
Freddie Mac Gold Pool 5% 8/1/2052	145,978	143,278
Freddie Mac Gold Pool 5% 8/1/2052	39,213	38,381
Freddie Mac Gold Pool 5% 8/1/2053	317,709	310,274
Freddie Mac Gold Pool 5% 8/1/2053	217,516	212,303
Freddie Mac Gold Pool 5% 8/1/2053	90,683	89,063
Freddie Mac Gold Pool 5% 9/1/2039	46,091	46,014
Freddie Mac Gold Pool 5% 9/1/2052	1,810,559	1,770,564
Freddie Mac Gold Pool 5% 9/1/2052	274,833	269,750
Freddie Mac Gold Pool 5% 9/1/2052	131,739	128,886
Freddie Mac Gold Pool 5.5% 1/1/2055	3,366,164	3,372,996
Freddie Mac Gold Pool 5.5% 11/1/2052	10,599,523	10,667,409
Freddie Mac Gold Pool 5.5% 2/1/2054	346,413	344,843
Freddie Mac Gold Pool 5.5% 3/1/2053 (c)	1,954,599	1,967,728
Freddie Mac Gold Pool 5.5% 4/1/2053	2,529,219	2,544,627
Freddie Mac Gold Pool 5.5% 5/1/2039	9,679,652	9,846,435
Freddie Mac Gold Pool 5.5% 5/1/2053	877,563	877,973
Freddie Mac Gold Pool 5.5% 5/1/2055	44,577	44,268
Freddie Mac Gold Pool 5.5% 8/1/2055	5,295,338	5,317,669
Freddie Mac Gold Pool 5.5% 9/1/2053	1,242,271	1,246,097
Freddie Mac Gold Pool 6% 10/1/2054	2,565,463	2,633,600
Freddie Mac Gold Pool 6% 11/1/2053	584,292	596,341
Freddie Mac Gold Pool 6% 12/1/2052	657,683	674,329
Freddie Mac Gold Pool 6% 12/1/2055	6,246,171	6,400,351
Freddie Mac Gold Pool 6% 2/1/2055	2,049,736	2,104,175
Freddie Mac Gold Pool 6% 2/1/2056	6,715,700	6,848,374
Freddie Mac Gold Pool 6% 3/1/2053	665,334	683,004
Freddie Mac Gold Pool 6% 3/1/2056	747,357	763,936
Freddie Mac Gold Pool 6% 4/1/2039	2,604,652	2,672,548
Freddie Mac Gold Pool 6% 4/1/2054 (e)	32,348,506	33,177,324
Freddie Mac Gold Pool 6% 5/1/2054	7,453,917	7,654,214
Freddie Mac Gold Pool 6% 7/1/2039	5,662,491	5,797,711
Freddie Mac Gold Pool 6% 7/1/2041	2,983,462	3,071,489
Freddie Mac Gold Pool 6% 9/1/2039	8,312,076	8,523,556
Freddie Mac Gold Pool 6% 9/1/2039	1,570,104	1,610,542
Freddie Mac Gold Pool 6% 9/1/2054	2,171,322	2,230,347
Freddie Mac Gold Pool 6% 9/1/2054	751,830	769,213
Freddie Mac Gold Pool 6% 9/1/2056	24,411,302	25,029,128
Freddie Mac Gold Pool 6.5% 1/1/2054	2,081,525	2,173,982
Freddie Mac Gold Pool 6.5% 1/1/2054	280,008	291,986
Freddie Mac Gold Pool 6.5% 1/1/2054	216,694	227,064
Freddie Mac Gold Pool 6.5% 1/1/2054	142,172	147,241
Freddie Mac Gold Pool 6.5% 10/1/2053	2,151,499	2,247,737
Freddie Mac Gold Pool 6.5% 11/1/2054	922,294	961,820
Freddie Mac Gold Pool 6.5% 11/1/2054	643,543	666,156
Freddie Mac Gold Pool 6.5% 12/1/2054	5,635,111	5,919,312
Freddie Mac Gold Pool 6.5% 2/1/2053	31,008	32,318
Freddie Mac Gold Pool 6.5% 2/1/2054	15,543	16,203
Freddie Mac Gold Pool 6.5% 2/1/2055	7,083,157	7,409,842
Freddie Mac Gold Pool 6.5% 2/1/2055	1,967,613	2,051,260
Freddie Mac Gold Pool 6.5% 4/1/2054	906,091	943,308
Freddie Mac Gold Pool 6.5% 4/1/2054	385,909	403,412
Freddie Mac Gold Pool 6.5% 4/1/2054	23,128	23,941
Freddie Mac Gold Pool 6.5% 4/1/2055	2,850,566	2,969,555
Freddie Mac Gold Pool 6.5% 4/1/2056	3,486,383	3,648,324
Freddie Mac Gold Pool 6.5% 5/1/2053	56,950	59,351
Freddie Mac Gold Pool 6.5% 5/1/2053	15,401	16,040
Freddie Mac Gold Pool 6.5% 5/1/2054	1,161,042	1,209,200
Freddie Mac Gold Pool 6.5% 6/1/2053	524,348	544,951
Freddie Mac Gold Pool 6.5% 6/1/2054	25,334,622	26,499,525
Freddie Mac Gold Pool 6.5% 6/1/2054	7,336,601	7,689,991
Freddie Mac Gold Pool 6.5% 6/1/2054	250,309	262,777
Freddie Mac Gold Pool 6.5% 6/1/2054	150,983	157,796
Freddie Mac Gold Pool 6.5% 6/1/2054	29,559	30,992
Freddie Mac Gold Pool 6.5% 7/1/2054	497,019	516,113
Freddie Mac Gold Pool 6.5% 7/1/2054	80,454	84,329
Freddie Mac Gold Pool 6.5% 7/1/2054	66,879	70,210
Freddie Mac Gold Pool 6.5% 7/1/2055	8,306,946	8,696,693
Freddie Mac Gold Pool 6.5% 7/1/2055	1,733,071	1,808,967
Freddie Mac Gold Pool 6.5% 8/1/2054	4,910,301	5,104,028
Freddie Mac Gold Pool 6.5% 8/1/2054	1,914,624	2,002,590
Freddie Mac Gold Pool 6.5% 8/1/2054	1,325,367	1,374,069
Freddie Mac Gold Pool 6.5% 8/1/2054	531,126	552,344
Freddie Mac Gold Pool 6.5% 8/1/2056	8,600,000	9,024,325
Freddie Mac Gold Pool 6.5% 9/1/2053	683,373	714,795
Freddie Mac Gold Pool 6.5% 9/1/2054	8,682,172	9,100,376
Freddie Mac Gold Pool 6.5% 9/1/2054	8,263,597	8,675,198
Freddie Mac Gold Pool 6.5% 9/1/2054	1,519,243	1,578,037
Freddie Mac Gold Pool 7% 1/1/2054	2,750,438	2,913,128
Freddie Mac Gold Pool 7% 1/1/2054	2,622,216	2,772,200
Freddie Mac Gold Pool 7% 1/1/2054	2,012,303	2,128,031
Freddie Mac Gold Pool 7% 1/1/2054	1,374,122	1,455,402
Freddie Mac Gold Pool 7% 1/1/2054	713,502	754,536
Freddie Mac Gold Pool 7% 10/1/2053	10,966	11,527
Freddie Mac Gold Pool 7% 11/1/2053	804,853	853,026
Freddie Mac Gold Pool 7% 12/1/2053	317,417	334,680
Freddie Mac Gold Pool 7% 12/1/2053	109,891	115,918
Freddie Mac Gold Pool 7% 12/1/2055 (d)	12,254,107	12,991,392
Freddie Mac Gold Pool 7% 2/1/2054	1,410,884	1,491,583
Freddie Mac Gold Pool 7% 3/1/2054	43,546	46,242
Freddie Mac Gold Pool 7% 6/1/2054	2,738,661	2,901,724
Freddie Mac Gold Pool 7% 6/1/2054	2,505,309	2,649,390
Freddie Mac Gold Pool 7% 7/1/2043	39,147	41,395
Freddie Mac Gold Pool 7% 7/1/2054	32,822	34,785
Freddie Mac Gold Pool 7% 8/1/2054	2,378,526	2,536,499
Freddie Mac Gold Pool 7% 8/1/2054	1,198,507	1,272,115
Freddie Mac Gold Pool 7% 9/1/2043	85,200	89,721
Freddie Mac Gold Pool 7% 9/1/2054	1,396,436	1,476,745
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	9,862,541	10,093,660
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	15,028,006	15,361,387
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,288,484	1,347,025
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,187,729	1,242,806
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	859,498	900,965
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	352,823	370,396
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	8,529	8,266
Freddie Mac Non Gold Pool 2.5% 4/1/2052	3,476,917	2,870,755
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,553,754	3,563,187
Freddie Mac Non Gold Pool 5.5% 5/1/2053	592,729	594,673
Freddie Mac Non Gold Pool 5.5% 6/1/2053	294,501	295,098
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,067,451	3,073,676
Freddie Mac Non Gold Pool 5.5% 9/1/2054	5,610,890	5,613,511
Freddie Mac Non Gold Pool 6% 11/1/2054	1,906,714	1,951,992
Freddie Mac Non Gold Pool 6% 6/1/2053	830,617	851,379
Freddie Mac Non Gold Pool 6% 6/1/2053	778,253	795,518
Freddie Mac Non Gold Pool 6% 6/1/2054	5,035,472	5,158,194
Freddie Mac Non Gold Pool 6% 7/1/2053	472,282	484,087
Freddie Mac Non Gold Pool 6% 9/1/2053	1,046,156	1,068,383
Freddie Mac Non Gold Pool 6.5% 1/1/2055	7,919,689	8,259,093
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,027,738	1,078,607
Freddie Mac Non Gold Pool 6.5% 1/1/2055	980,619	1,027,930
Freddie Mac Non Gold Pool 6.5% 1/1/2055	500,767	520,913
Freddie Mac Non Gold Pool 6.5% 11/1/2054	452,753	475,163
Freddie Mac Non Gold Pool 6.5% 12/1/2054	252,453	263,193
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,187,030	1,245,783
Freddie Mac Non Gold Pool 6.5% 2/1/2055	978,521	1,025,731
Freddie Mac Non Gold Pool 6.5% 4/1/2055	876,841	914,145
Ginnie Mae I Pool 2.5% 1/20/2052	2,789,852	2,327,402
Ginnie Mae I Pool 2.5% 12/20/2051	4,275,033	3,567,733
Ginnie Mae I Pool 2.5% 12/20/2051	2,259,854	1,885,257
Ginnie Mae I Pool 2.5% 12/20/2051	1,308,908	1,091,123
Ginnie Mae I Pool 2.5% 8/20/2051	9,046,440	7,535,580
Ginnie Mae I Pool 3% 1/15/2045	4,669	4,141
Ginnie Mae I Pool 3% 1/15/2045	3,864	3,440
Ginnie Mae I Pool 3% 1/15/2045	2,027	1,810
Ginnie Mae I Pool 3% 1/15/2045	1,896	1,692
Ginnie Mae I Pool 3% 1/15/2045	1,024	910
Ginnie Mae I Pool 3% 2/15/2045	4,282	3,806
Ginnie Mae I Pool 3% 2/15/2045	3,120	2,778
Ginnie Mae I Pool 3% 2/15/2045	2,138	1,902
Ginnie Mae I Pool 3% 2/20/2050	281,576	245,657
Ginnie Mae I Pool 3% 3/15/2045	9,448	8,396
Ginnie Mae I Pool 3% 3/15/2045	4,616	4,115
Ginnie Mae I Pool 3% 3/15/2045	4,134	3,675
Ginnie Mae I Pool 3% 3/15/2045	4,105	3,645
Ginnie Mae I Pool 3% 3/15/2045	3,276	2,915
Ginnie Mae I Pool 3% 3/15/2045	2,776	2,482
Ginnie Mae I Pool 3% 3/15/2045	2,483	2,212
Ginnie Mae I Pool 3% 3/15/2045	2,277	2,040
Ginnie Mae I Pool 3% 3/15/2045	1,864	1,652
Ginnie Mae I Pool 3% 3/15/2045	1,683	1,494
Ginnie Mae I Pool 3% 3/15/2045	1,320	1,174
Ginnie Mae I Pool 3% 3/15/2045	1,235	1,121
Ginnie Mae I Pool 3% 3/15/2045	925	826
Ginnie Mae I Pool 3% 5/15/2045	3,882	3,452
Ginnie Mae I Pool 3% 6/15/2045	2,131	1,908
Ginnie Mae I Pool 3% 6/15/2045	1,987	1,763
Ginnie Mae I Pool 3% 6/15/2045	1,541	1,368
Ginnie Mae I Pool 3% 7/15/2045	4,701	4,193
Ginnie Mae I Pool 3% 7/15/2045	4,607	4,081
Ginnie Mae I Pool 3% 7/15/2045	4,153	3,681
Ginnie Mae I Pool 3% 7/15/2045	4,016	3,559
Ginnie Mae I Pool 3% 7/15/2045	3,970	3,541
Ginnie Mae I Pool 3% 7/15/2045	3,208	2,839
Ginnie Mae I Pool 3% 7/15/2045	3,169	2,818
Ginnie Mae I Pool 3% 7/15/2045	2,633	2,337
Ginnie Mae I Pool 3% 7/15/2045	1,918	1,699
Ginnie Mae I Pool 3% 7/15/2045	1,667	1,475
Ginnie Mae I Pool 3% 7/15/2045	794	701
Ginnie Mae I Pool 3.5% 10/20/2052	4,007,548	3,565,236
Ginnie Mae I Pool 3.5% 2/20/2043	14,467	13,335
Ginnie Mae I Pool 3.5% 3/20/2043	7,894	7,269
Ginnie Mae I Pool 3.5% 3/20/2043	6,209	5,725
Ginnie Mae I Pool 3.5% 4/20/2043	8,420	7,742
Ginnie Mae I Pool 3.5% 4/20/2043	3,723	3,426
Ginnie Mae I Pool 3.5% 7/20/2046	178,029	161,999
Ginnie Mae I Pool 3.5% 7/20/2052	21,093,308	18,819,627
Ginnie Mae I Pool 3.5% 8/20/2052	12,447,330	11,128,951
Ginnie Mae I Pool 3.5% 9/20/2052	6,024,950	5,361,861
Ginnie Mae I Pool 4% 10/20/2052	11,540,016	10,626,886
Ginnie Mae I Pool 4% 11/20/2041	87,294	82,067
Ginnie Mae I Pool 4% 11/20/2042	70,963	66,702
Ginnie Mae I Pool 4% 12/15/2040	25,795	24,484
Ginnie Mae I Pool 4% 4/20/2048	27,403	25,254
Ginnie Mae I Pool 4% 4/20/2048	27,201	25,068
Ginnie Mae I Pool 4% 8/15/2041	148,950	141,200
Ginnie Mae I Pool 4.5% 4/20/2053	3,541,604	3,356,348
Ginnie Mae I Pool 4.5% 4/20/2056	9,186,096	8,610,136
Ginnie Mae I Pool 4.5% 5/20/2041	1,995	1,944
Ginnie Mae I Pool 4.5% 5/20/2056	48,896,223	45,830,474
Ginnie Mae I Pool 5% 4/20/2048	189,464	188,197
Ginnie Mae I Pool 5% 5/20/2056	25,929,091	25,138,966
Ginnie Mae I Pool 5% 7/20/2056	84,647,158	82,061,137
Ginnie Mae I Pool 5.5% 3/20/2054	5,100,607	5,100,651
Ginnie Mae II Pool 2% 1/20/2052	54,517,379	43,781,632
Ginnie Mae II Pool 2% 10/20/2050	16,804,545	13,505,840
Ginnie Mae II Pool 2% 11/20/2050	5,323,757	4,278,712
Ginnie Mae II Pool 2% 11/20/2051	39,307,941	31,567,287
Ginnie Mae II Pool 2% 12/20/2050	8,366,217	6,723,942
Ginnie Mae II Pool 2% 12/20/2051	2,914,824	2,340,827
Ginnie Mae II Pool 2% 2/20/2051	8,063,488	6,480,638
Ginnie Mae II Pool 2% 4/20/2051	119,506	96,010
Ginnie Mae II Pool 2% 5/20/2051	616,139	494,999
Ginnie Mae II Pool 2% 6/20/2051	7,423,259	5,963,765
Ginnie Mae II Pool 2% 7/20/2051	22,159,736	17,802,890
Ginnie Mae II Pool 2% 7/20/2054	456,064	366,183
Ginnie Mae II Pool 2% 8/20/2051	18,120,288	14,551,979
Ginnie Mae II Pool 2% 9/1/2056 (d)	37,000,000	29,681,137
Ginnie Mae II Pool 2% 9/20/2050	13,975,295	11,245,069
Ginnie Mae II Pool 2% 9/20/2051	461,018	370,233
Ginnie Mae II Pool 2.5% 12/20/2051	48,387,881	40,518,245
Ginnie Mae II Pool 2.5% 3/20/2052	70,754	59,246
Ginnie Mae II Pool 2.5% 4/20/2052	37,124,068	31,086,340
Ginnie Mae II Pool 2.5% 5/20/2052	10,410,829	8,717,648
Ginnie Mae II Pool 2.5% 6/20/2051	898,045	752,130
Ginnie Mae II Pool 2.5% 7/20/2051	69,078,882	57,844,134
Ginnie Mae II Pool 2.5% 8/20/2050	2,240,914	1,877,641
Ginnie Mae II Pool 2.5% 9/20/2051	907,840	760,192
Ginnie Mae II Pool 3% 1/20/2032	575,578	556,754
Ginnie Mae II Pool 3% 1/20/2043	15,539	14,052
Ginnie Mae II Pool 3% 1/20/2047	23,164	20,448
Ginnie Mae II Pool 3% 10/20/2031	188,221	182,234
Ginnie Mae II Pool 3% 10/20/2050	9,412	8,212
Ginnie Mae II Pool 3% 11/20/2031	206,103	199,454
Ginnie Mae II Pool 3% 12/20/2031	305,390	295,539
Ginnie Mae II Pool 3% 12/20/2042	42,297	38,250
Ginnie Mae II Pool 3% 12/20/2046	12,507,989	11,041,372
Ginnie Mae II Pool 3% 2/20/2031	23,284	22,653
Ginnie Mae II Pool 3% 2/20/2047	222,254	196,194
Ginnie Mae II Pool 3% 2/20/2052	319,297	277,967
Ginnie Mae II Pool 3% 3/20/2031	46,976	45,679
Ginnie Mae II Pool 3% 3/20/2050	1,571,879	1,371,851
Ginnie Mae II Pool 3% 3/20/2052	2,687,752	2,339,844
Ginnie Mae II Pool 3% 4/20/2031	175,587	170,641
Ginnie Mae II Pool 3% 4/20/2052	50,283,496	43,774,705
Ginnie Mae II Pool 3% 5/20/2031	384,386	373,348
Ginnie Mae II Pool 3% 5/20/2051	7,629,074	6,646,321
Ginnie Mae II Pool 3% 6/20/2050	63,228	55,162
Ginnie Mae II Pool 3% 6/20/2051	2,020,295	1,759,100
Ginnie Mae II Pool 3% 7/20/2031	5,073	4,922
Ginnie Mae II Pool 3% 7/20/2051	2,552,897	2,224,041
Ginnie Mae II Pool 3% 8/20/2031	60,057	58,235
Ginnie Mae II Pool 3% 8/20/2051	3,039,586	2,647,086
Ginnie Mae II Pool 3% 9/20/2031	24,042	23,300
Ginnie Mae II Pool 3% 9/20/2051	36,798	32,046
Ginnie Mae II Pool 3.5% 12/20/2041	73,889	68,623
Ginnie Mae II Pool 3.5% 2/20/2043	25,315	23,418
Ginnie Mae II Pool 3.5% 2/20/2050	41,807	37,575
Ginnie Mae II Pool 3.5% 5/20/2043	11,345	10,444
Ginnie Mae II Pool 4% 1/20/2041	102,542	97,503
Ginnie Mae II Pool 4% 1/20/2046	2,014	1,892
Ginnie Mae II Pool 4% 10/20/2040	33,654	32,012
Ginnie Mae II Pool 4% 10/20/2045	60,812	57,139
Ginnie Mae II Pool 4% 12/20/2045	2,099	1,973
Ginnie Mae II Pool 4% 3/20/2047	118,179	109,798
Ginnie Mae II Pool 4% 4/20/2047	211,450	196,453
Ginnie Mae II Pool 4% 5/20/2046	105,388	98,957
Ginnie Mae II Pool 4% 6/20/2045	111,510	104,916
Ginnie Mae II Pool 4% 7/20/2044	4,338	4,091
Ginnie Mae II Pool 4% 8/20/2043	6,378	6,028
Ginnie Mae II Pool 4% 8/20/2045	66,991	62,967
Ginnie Mae II Pool 4% 9/20/2045	1,690	1,588
Ginnie Mae II Pool 4.5% 1/20/2045	2,531	2,457
Ginnie Mae II Pool 4.5% 10/1/2056 (d)	21,700,000	20,305,606
Ginnie Mae II Pool 4.5% 10/20/2044	1,984	1,926
Ginnie Mae II Pool 4.5% 11/20/2039	3,168	3,091
Ginnie Mae II Pool 4.5% 11/20/2041	1,052	1,024
Ginnie Mae II Pool 4.5% 11/20/2048	52,503	50,192
Ginnie Mae II Pool 4.5% 12/20/2048	65,286	62,411
Ginnie Mae II Pool 4.5% 2/20/2042	1,290	1,256
Ginnie Mae II Pool 4.5% 2/20/2044	9,575	9,300
Ginnie Mae II Pool 4.5% 3/20/2046	6,894	6,693
Ginnie Mae II Pool 4.5% 4/20/2035	14,182	13,926
Ginnie Mae II Pool 4.5% 5/20/2041	29,013	28,264
Ginnie Mae II Pool 4.5% 5/20/2042	20,257	19,731
Ginnie Mae II Pool 4.5% 5/20/2046	3,605	3,499
Ginnie Mae II Pool 4.5% 6/20/2041	12,279	11,959
Ginnie Mae II Pool 4.5% 6/20/2043	1,642	1,600
Ginnie Mae II Pool 4.5% 6/20/2044	2,120	2,060
Ginnie Mae II Pool 4.5% 8/20/2048	3,715	3,556
Ginnie Mae II Pool 4.5% 9/1/2056 (d)	21,000,000	19,668,634
Ginnie Mae II Pool 4.5% 9/20/2039	5,656	5,520
Ginnie Mae II Pool 4.5% 9/20/2046	2,123	2,064
Ginnie Mae II Pool 5% 10/1/2056 (d)	88,175,000	85,311,905
Ginnie Mae II Pool 5% 12/20/2054	4,402,481	4,276,581
Ginnie Mae II Pool 5% 9/1/2056 (d)	135,000,000	130,764,132
Ginnie Mae II Pool 5.5% 1/20/2055	4,371,542	4,364,749
Ginnie Mae II Pool 5.5% 10/1/2056 (d)	273,925,000	271,727,053
Ginnie Mae II Pool 5.5% 12/20/2054	5,361,186	5,366,258
Ginnie Mae II Pool 5.5% 8/20/2055	27,989,171	27,849,463
Ginnie Mae II Pool 5.5% 9/1/2056 (d)	362,850,000	360,462,955
Ginnie Mae II Pool 6% 10/1/2056 (d)	31,750,000	32,132,441
Ginnie Mae II Pool 6% 12/20/2054	5,390,264	5,489,083
Ginnie Mae II Pool 6% 9/1/2056 (d)	55,500,000	56,285,586
Uniform Mortgage Backed Securities 2% 10/1/2056 (d)	452,575,000	352,831,679
Uniform Mortgage Backed Securities 2% 9/1/2056 (d)	717,125,000	559,413,507
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (d)	54,700,000	44,644,603
Uniform Mortgage Backed Securities 3% 9/1/2056 (d)	22,275,000	18,994,659
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (d)	52,100,000	46,228,575
Uniform Mortgage Backed Securities 4% 9/1/2056 (d)	30,600,000	27,935,649
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (d)	21,700,000	20,525,149
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (d)	28,050,000	27,381,622
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (d)	37,400,000	35,119,475
Uniform Mortgage Backed Securities 5% 10/1/2041 (d)	4,625,000	4,598,803
Uniform Mortgage Backed Securities 5% 10/1/2056 (d)	34,350,000	33,115,550
Uniform Mortgage Backed Securities 5% 9/1/2041 (d)	4,625,000	4,614,701
Uniform Mortgage Backed Securities 5% 9/1/2056 (d)	78,975,000	76,229,387
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (d)	85,900,000	85,054,418
Uniform Mortgage Backed Securities 6% 10/1/2056 (d)	57,950,000	58,513,529
Uniform Mortgage Backed Securities 6% 9/1/2056 (d)	85,925,000	86,898,187
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (d)	155,700,000	160,468,313
Uniform Mortgage Backed Securities 7% 9/1/2056 (d)	12,150,000	12,752,962
TOTAL UNITED STATES		5,911,524,560
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,972,376,500)		5,911,524,560

U.S. Treasury Obligations - 37.9%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.81 to 4.92	10,000,000	4,533,594
US Treasury Bonds 1.875% 11/15/2051	1.92 to 5.00	31,946,000	16,704,264
US Treasury Bonds 1.875% 2/15/2051	4.84 to 5.02	12,500,000	6,619,629
US Treasury Bonds 2% 2/15/2050	4.80 to 5.01	13,000,000	7,231,250
US Treasury Bonds 2% 8/15/2051	4.94 to 5.02	6,500,000	3,523,965
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	17,027,613
US Treasury Bonds 2.25% 8/15/2049	4.66 to 5.01	108,200,000	64,319,828
US Treasury Bonds 2.875% 5/15/2049	4.77 to 4.90	38,753,600	26,363,045
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.37	12,996,000	8,577,360
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	37,962,482
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.35	199,335,000	152,156,454
US Treasury Bonds 3.875% 5/15/2043 (b)	4.14 to 4.58	4,000,000	3,416,250
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	256,713,000	209,822,766
US Treasury Bonds 4.125% 8/15/2044	4.65	760,000	663,040
US Treasury Bonds 4.125% 8/15/2053	4.23 to 5.11	142,118,000	118,557,500
US Treasury Bonds 4.25% 2/15/2054	4.46 to 4.82	451,441,000	384,412,593
US Treasury Bonds 4.25% 8/15/2054	4.57 to 4.97	219,685,000	187,066,927
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	36,895,250
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.85	355,800,000	315,967,080
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	910,412
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	36,810,000	34,230,424
US Treasury Bonds 4.625% 11/15/2045	4.61 to 5.02	26,710,000	24,723,444
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.93	227,025,000	205,812,352
US Treasury Bonds 4.625% 2/15/2046 (w)	4.57 to 5.23	32,861,000	30,386,156
US Treasury Bonds 4.625% 2/15/2055	4.60 to 5.09	106,475,000	96,505,447
US Treasury Bonds 4.625% 5/15/2044	4.55 to 4.73	1,583,000	1,476,394
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.93	225,620,000	204,521,006
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	13,865,625
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.26	273,900,000	253,614,281
US Treasury Bonds 4.75% 5/15/2055	4.55 to 5.00	282,005,000	260,799,547
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.98	304,300,000	281,489,386
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.76	9,067,000	8,674,569
US Treasury Bonds 5% 5/15/2056	4.86 to 5.25	396,700,000	382,319,625
US Treasury Bonds 5.125% 8/15/2056	5.19 to 5.21	17,000,000	16,710,469
US Treasury Bonds 6.25% 5/15/2030	4.16 to 4.91	12,400,000	13,158,047
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	12,011,932	10,560,737
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.93	11,365,753	9,990,669
US Treasury Notes 2.625% 7/31/2029	4.45	2,806,000	2,670,523
US Treasury Notes 2.875% 5/15/2032 (b)(c)	3.85 to 4.08	1,277,000	1,170,100
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.56	160,150,000	148,864,430
US Treasury Notes 3.375% 9/15/2028	3.53	2,000,000	1,962,108
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.65	31,960,000	31,330,788
US Treasury Notes 3.5% 2/15/2033	3.53 to 4.24	161,414,000	151,615,667
US Treasury Notes 3.5% 2/28/2031	3.95	4,080,000	3,918,713
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	15,160,000	14,842,588
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	942,692
US Treasury Notes 3.625% 9/30/2031	3.96 to 4.23	43,149,000	41,423,040
US Treasury Notes 3.75% 10/31/2032	3.79 to 3.95	72,500,000	69,308,301
US Treasury Notes 3.75% 11/30/2032	3.82 to 4.04	112,500,000	107,481,445
US Treasury Notes 3.75% 2/28/2033	3.72 to 4.07	137,000,000	130,615,586
US Treasury Notes 3.75% 8/31/2031	4.38 to 4.68	106,200,000	102,611,602
US Treasury Notes 3.875% 12/31/2029	4.13	78,205,000	76,845,577
US Treasury Notes 3.875% 12/31/2032	3.81 to 4.13	397,000,000	381,678,281
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.91	20,130,000	19,873,657
US Treasury Notes 3.875% 8/15/2033 (b)	3.96 to 4.62	94,598,000	90,429,776
US Treasury Notes 3.875% 8/15/2034	4.20 to 4.77	159,143,000	150,763,126
US Treasury Notes 3.875% 8/31/2032	3.96 to 4.00	41,200,000	39,725,813
US Treasury Notes 3.875% 9/30/2032	3.93	33,880,000	32,641,263
US Treasury Notes 4% 1/31/2033	3.79 to 4.19	317,372,000	307,057,410
US Treasury Notes 4% 11/15/2035	4.05 to 4.70	258,327,000	244,421,743
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	42,961,000	41,229,135
US Treasury Notes 4% 2/28/2030	4.13 to 4.39	2,368,000	2,334,608
US Treasury Notes 4% 4/30/2032	3.85 to 4.25	88,500,000	86,118,106
US Treasury Notes 4% 5/31/2028	4.02	2,600,000	2,585,477
US Treasury Notes 4% 6/30/2032	3.82 to 4.18	108,800,000	105,744,250
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	131,135,000	127,359,747
US Treasury Notes 4.125% 10/31/2031	3.97 to 4.37	79,500,000	78,074,590
US Treasury Notes 4.125% 11/15/2032	3.68 to 4.09	82,955,000	80,942,693
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	336,865
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	66,746,250
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.72	600,978,000	573,276,670
US Treasury Notes 4.125% 2/29/2032	3.86 to 4.36	137,683,000	134,972,366
US Treasury Notes 4.125% 3/31/2031	3.67 to 4.65	85,276,000	83,986,867
US Treasury Notes 4.125% 3/31/2032	3.87 to 4.26	307,500,000	301,277,928
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.43	99,535,000	96,828,892
US Treasury Notes 4.125% 5/31/2032	3.71 to 4.20	270,732,000	264,957,795
US Treasury Notes 4.125% 6/30/2031	4.43	2,064,000	2,030,944
US Treasury Notes 4.125% 7/15/2029	4.25 to 4.33	27,891,000	27,679,639
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.47	267,900,000	260,030,438
US Treasury Notes 4.25% 3/31/2033	4.03 to 4.34	88,000,000	86,298,437
US Treasury Notes 4.25% 5/15/2035	4.48 to 4.69	301,532,000	291,791,102
US Treasury Notes 4.25% 5/31/2033	4.28 to 4.41	66,500,000	65,144,024
US Treasury Notes 4.25% 6/30/2033	4.24 to 4.56	151,000,000	147,885,625
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.29	573,200,000	553,876,889
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	549,011
US Treasury Notes 4.375% 5/15/2034	3.66 to 4.61	121,720,000	119,532,844
US Treasury Notes 4.375% 5/15/2036	4.37 to 4.74	790,125,000	767,655,820
US Treasury Notes 4.375% 7/31/2031	4.32 to 4.35	84,500,000	84,031,289
US Treasury Notes 4.375% 7/31/2033	4.47 to 4.49	141,200,000	139,214,375
US Treasury Notes 4.375% 8/31/2031	4.49	4,000,000	3,978,438
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.44	124,872,000	123,891,560
US Treasury Notes 4.5% 12/31/2031	4.03	6,000,000	5,992,969
US Treasury Notes 4.5% 8/31/2033	4.60	12,000,000	11,921,250
US Treasury Notes 4.625% 2/15/2035	4.01 to 4.58	223,484,000	222,410,229
US Treasury Notes 4.625% 8/15/2036	4.64 to 4.73	63,000,000	62,389,688
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,342,196
US Treasury Notes 4.625% 9/30/2030	3.92 to 5.01	1,156,000	1,162,637
US Treasury Notes 4.75% 2/15/2045	4.96 to 4.97	6,480,000	6,115,247
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.25	12,600,215	12,031,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,131,369,344)			10,648,492,302

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	3.69	888,142,491	888,320,120
Fidelity Securities Lending Cash Central Fund (x)(y)	3.72	58,734,483	58,740,356
TOTAL MONEY MARKET FUNDS (Cost $947,032,471)			947,060,476

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring July 2028	6/2027	60,500,000	319,832
Option on an interest rate swap with Bank of America NA to to pay annually a fixed rate of 4.0825% and receive annually a floating rate based on US SOFR Index, expiring August 2029	8/2028	260,300,000	1,509,311
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	9,400,000	348,986
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	51,370,000	826,430
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	16,700,000	619,053
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	11,900,000	468,536
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	87,380,000	837,268
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	8,150,000	345,773
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	44,660,000	2,854,286
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	3,200,000	127,553
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	23,470,000	1,529,851
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	11,300,000	448,182
Option on an interest rate swap with Morgan Stanley Capital Services LLC to to pay annually a fixed rate of 4.076% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	128,790,000	590,318

TOTAL PURCHASED SWAPTIONS (Cost $8,761,844)			10,825,379

TOTAL INVESTMENT IN SECURITIES - 110.1% (Cost $31,577,716,980)	30,985,460,882
NET OTHER ASSETS (LIABILITIES) - (10.1)%	(2,829,152,530)
NET ASSETS - 100.0%	28,156,308,352

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 10/1/2056	(46,600,000)	(45,086,870)
Ginnie Mae II Pool 5% 9/1/2056	(87,875,000)	(85,117,764)
Ginnie Mae II Pool 5.5% 9/1/2056	(306,550,000)	(304,533,331)
Ginnie Mae II Pool 6% 9/1/2056	(31,750,000)	(32,199,411)
Uniform Mortgage Backed Securities 2% 9/1/2056	(580,875,000)	(453,127,867)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(34,100,000)	(27,831,462)
Uniform Mortgage Backed Securities 4% 10/1/2056	(14,300,000)	(13,044,281)
Uniform Mortgage Backed Securities 4% 9/1/2056	(30,600,000)	(27,935,649)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(21,700,000)	(20,525,149)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(37,400,000)	(35,119,475)
Uniform Mortgage Backed Securities 5% 10/1/2056	(34,350,000)	(33,115,550)
Uniform Mortgage Backed Securities 5% 9/1/2041	(4,625,000)	(4,614,702)
Uniform Mortgage Backed Securities 5% 9/1/2056	(88,650,000)	(85,568,031)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(37,200,000)	(36,833,811)
Uniform Mortgage Backed Securities 6% 9/1/2056	(65,850,000)	(66,595,817)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(27,150,000)	(27,981,469)
Uniform Mortgage Backed Securities 7% 9/1/2056	(12,150,000)	(12,752,962)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,311,983,601)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,316,821,584)		(1,311,983,601)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	6,481	12/2026	698,429,016	(3,084,794)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	69	12/2026	7,555,500	(29,238)
CBOT 2Y US Treasury Notes Contracts (United States)	3,888	12/2026	798,133,500	(1,842,639)
CBOT 5Y US Treasury Notes Contracts (United States)	8,995	12/2026	951,291,523	(3,346,015)
CBOT US Treasury Long Bond Contracts (United States)	14	12/2026	1,522,938	4,435
CBOT US Treasury Ultra Bond Contracts (United States)	110	12/2026	12,120,625	53,878
TME 10Y Canadian Bond Contracts (Canada)	40	12/2026	3,382,517	(17,915)
TOTAL LONG				(8,262,288)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(206)	12/2026	(22,199,719)	69,588
Eurex Euro-Bobl Contracts (Germany)	(20)	9/2026	(2,632,072)	13,198
ICE Long GILT Futures (United Kingdom)	(44)	12/2026	(5,135,667)	6,320
TOTAL SHORT				89,106
TOTAL FUTURES CONTRACTS				(8,173,182)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,152,000	USD	4,822,220	JPMorgan Chase Bank NA	9/2026	536
USD	7,553,125	AUD	10,556,000	JPMorgan Chase Bank NA	9/2026	(8,359)
USD	18,147,592	CAD	25,063,000	JPMorgan Chase Bank NA	9/2026	42,107
USD	5,159,033	CHF	4,126,000	JPMorgan Chase Bank NA	9/2026	39,453
USD	245,884,188	EUR	210,339,000	BNP Paribas SA	9/2026	1,308,224
USD	4,459,844	EUR	3,836,000	JPMorgan Chase Bank NA	9/2026	(544)
USD	56,369,398	GBP	41,348,000	JPMorgan Chase Bank NA	9/2026	341,183
USD	8,449,890	JPY	1,342,300,000	JPMorgan Chase Bank NA	9/2026	29,307

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,751,907
Unrealized Appreciation						1,760,810
Unrealized Depreciation						(8,903)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	(19,499)	16,765	(2,734)
Generali 4.125%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	310,000	(3,182)	653	(2,529)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	340,000	(1,214)	(3,909)	(5,123)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	490,000	(2,002)	(1,544)	(3,546)
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	220,000	(3,113)	2,449	(664)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	365,000	(86,036)	83,506	(2,530)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,350,000	(33,252)	17,897	(15,355)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(20,530)	6,286	(14,244)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	(5,000)	(18,876)	(23,876)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	(6,740)	(3,446)	(10,186)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,500,000	(104,995)	88,159	(16,836)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	1,300,000	(10,325)	2,041	(8,284)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	18,326	(27,301)	(8,975)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	238,233	(193,470)	44,763
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	141,275	(92,213)	49,062
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	96,662	(50,314)	46,348
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	89,226	(44,205)	45,021
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	63,642	(57,500)	6,142
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	52,049	(48,777)	3,272
CMBX AAA Series 18 Index		12/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly		31,837,282	(132,383)	78,759	(53,624)
CMBX AAA Series 18 Index		12/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly		7,884,468	(32,784)	28,329	(4,455)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	555,000	(5,984)	877	(5,107)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,700,000	(400,718)	378,611	(22,107)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,800,000	(19,408)	4,216	(15,192)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	315,000	(3,478)	(827)	(4,305)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,800,000	(19,873)	(4,510)	(24,383)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	32,986	(48,646)	(15,660)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	20,158	(31,476)	(11,318)
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		1,100,000	175,016	(70,619)	104,397
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		400,000	63,642	(27,492)	36,150
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		700,000	52,049	(55,888)	(3,839)
CMBX AAA Series 18 Index		12/2057	JPMorgan Securities LLC	(0.5%)	Monthly		12,974,441	(53,949)	50,306	(3,643)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(146)	(305)	(451)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	31,154	(38,007)	(6,853)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	32,986	(39,162)	(6,176)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	32,986	(28,455)	4,531
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		340,000	62,307	(54,153)	8,154
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	59,484	(29,868)	29,616
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	334,121	(132,203)	201,918
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		600,000	95,463	(85,164)	10,299
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	127,284	(111,362)	15,922
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,100,000	156,146	(165,900)	(9,754)
CMBX BBB- Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	179,920	(183,093)	(3,173)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	164,931	(191,286)	(26,355)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	31,154	(44,180)	(13,026)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	26,347	(29,043)	(2,696)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	44,613	(22,738)	21,875
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	74,355	(35,076)	39,279
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	38,554	(47,093)	(8,539)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		750,000	48,193	(68,141)	(19,948)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		1,650,000	106,025	(104,549)	1,476
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,100,000	156,146	(156,965)	(819)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		12,400,000	(52,091)	48,030	(4,061)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		4,185,000	(70,948)	24,151	(46,797)

TOTAL BUY PROTECTION								1,757,783	(1,516,721)	241,062
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	146	444	590

TOTAL CREDIT DEFAULT SWAPS								1,757,929	(1,516,277)	241,652

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2036	14,980,000	(761,135)	750,265	(10,870)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028	820,095,000	19,099,569	(16,064,778)	3,034,791
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	9/2041	4,630,000	267,447	(239,107)	28,340
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056	21,551,000	(1,980,672)	1,255,391	(725,281)
TOTAL INTEREST RATE SWAPS							16,625,209	(14,298,229)	2,326,980

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,532,388.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $13,619,415.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,486,791.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $10,419,963 and $10,438,346, respectively.

(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,656,809,605 or 20.1% of net assets.

(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $317,703,045 or 1.1% of net assets.

(p)	Zero coupon bond which is issued at a discount.
(q)	Non-income producing.
(r)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $260,568 or 0.0% of net assets.

(s)	Security or a portion of the security is on loan at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,261,786.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Athletico Group, LLC Pp	8/13/2026	252,475

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	529,056,061	8,691,450,534	8,332,198,880	32,845,743	(15,599)	28,004	888,320,120	888,142,491
Fidelity Securities Lending Cash Central Fund	35,487,200	229,549,846	206,296,587	310,837	(103)	-	58,740,356	58,734,483
	564,543,261	8,921,000,380	8,538,495,467	33,156,580	(15,702)	28,004	947,060,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,426,334,183	-	2,426,334,183	-

Bank Loan Obligations
Communication Services	110,781,208	-	110,781,208	-
Consumer Discretionary	270,886,466	-	270,886,466	-
Consumer Staples	30,342,905	-	29,985,374	357,531
Energy	50,224,461	-	48,913,709	1,310,752
Financials	168,014,010	-	165,417,373	2,596,637
Health Care	142,821,744	-	142,783,766	37,978
Industrials	235,460,704	-	235,365,834	94,870
Information Technology	258,152,665	-	256,131,983	2,020,682
Materials	161,156,609	-	161,156,609	-
Real Estate	2,986,035	-	2,986,035	-
Utilities	29,343,739	-	26,708,339	2,635,400

Bank Notes
Financials	8,793,152	-	8,793,152	-

Collateralized Mortgage Obligations	483,778,012	-	483,778,012	-

Commercial Mortgage Securities	1,448,080,208	-	1,328,582,682	119,497,526

Common Stocks
Communication Services	751,402	-	-	751,402
Energy	147,087	5,049	-	142,038
Financials	1,011,626	2	-	1,011,624
Health Care	115,245	-	-	115,245
Industrials	961,717	630,815	-	330,902
Materials	508,822	-	-	508,822
Real Estate	4,705,614	-	-	4,705,614

Convertible Corporate Bonds
Energy	7,995,606	-	7,995,606	-
Financials	5,303,835	-	5,303,835	-
Industrials	3,519,996	-	3,519,996	-
Information Technology	16,180,527	-	16,180,527	-

Convertible Preferred Stocks
Communication Services	2,163,109	2,163,109	-	-
Consumer Discretionary	1,399,928	1,399,928	-	-
Financials	2,514,908	-	-	2,514,908
Information Technology	1,656,079	1,656,079	-	-

Foreign Government and Government Agency Obligations	378,559,038	-	378,559,038	-

Non-Convertible Corporate Bonds
Communication Services	713,070,647	-	713,070,647	-
Consumer Discretionary	206,799,141	-	206,797,582	1,559
Consumer Staples	169,433,929	-	169,433,929	-
Energy	1,008,279,480	-	1,008,279,480	-
Financials	2,955,871,832	-	2,955,871,832	-
Health Care	357,130,222	-	357,130,222	-
Industrials	350,067,111	-	350,067,111	-
Information Technology	366,459,900	-	366,459,900	-
Materials	216,066,812	-	216,066,812	-
Real Estate	422,745,918	-	422,745,918	-
Utilities	382,252,706	-	382,246,174	6,532

Non-Convertible Preferred Stocks
Information Technology	2,983,208	2,983,208	-	-

Preferred Securities
Consumer Discretionary	2,507,952	-	2,507,952	-
Consumer Staples	1,474,286	-	1,474,286	-
Energy	10,840,236	-	10,840,236	-
Financials	32,438,917	-	31,778,209	660,708
Industrials	7,772,855	-	7,772,855	-
Materials	4,425,902	-	4,425,902	-
Real Estate	2,286,471	-	2,286,471	-

U.S. Government Agency - Mortgage Securities	5,911,524,560	-	5,911,524,560	-

U.S. Treasury Obligations	10,648,492,302	-	10,648,492,302	-

Money Market Funds	947,060,476	947,060,476	-	-

Purchased Swaptions	10,825,379	-	10,825,379	-
Total Investments in Securities:	30,985,460,882	955,898,666	29,890,261,486	139,300,730
Derivative Instruments:

Assets
Futures Contracts	147,419	147,419	-	-
Forward Foreign Currency Contracts	1,760,810	-	1,760,810	-
Swaps	22,212,595	-	22,212,595	-
Total Assets	24,120,824	147,419	23,973,405	-

Liabilities
Futures Contracts	(8,320,601)	(8,320,601)	-	-
Forward Foreign Currency Contracts	(8,903)	-	(8,903)	-
Swaps	(3,829,457)	-	(3,829,457)	-
Total Liabilities	(12,158,961)	(8,320,601)	(3,838,360)	-
Total Derivative Instruments:	11,961,863	(8,173,182)	20,135,145	-
Other Financial Instruments:

TBA Sale Commitments	(1,311,983,601)	-	(1,311,983,601)	-
Total Other Financial Instruments:	(1,311,983,601)	-	(1,311,983,601)	-
Fidelity® Total Bond ETF
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$30,038,400,406
Investments in securities, at value - affiliated issuers	947,060,476
Cash	1,169,851
Foreign currency held at value	2,790,785
Receivable for investments sold	26,494,543
Receivable for TBA sale commitments	1,316,821,584
Unrealized appreciation on forward foreign currency contracts	1,760,810
Dividends receivable	12,121
Interest receivable	233,105,156
Distributions receivable from affiliated funds	3,030,229
Receivable for variation margin on futures contracts	33,285
Bi-lateral OTC swaps, at value	2,845,579
Other receivables	4,833
Total assets	32,573,529,658
Liabilities
Payable for investments purchased	209,816,750
Payable for investments purchased, delayed delivery	2,722,573,992
TBA sale commitments, at value	1,311,983,601
Unrealized depreciation on forward foreign currency contracts	8,903
Payable for swaps	183,094
Distributions payable	103,669,830
Bi-lateral OTC swaps, at value	1,016,702
Accrued management fee	8,337,854
Payable for variation margin on futures contracts	885,819
Payable for variation margin on centrally cleared swaps	4,040
Other payables and accrued expenses	261
Collateral on securities loaned	58,740,460
Total liabilities	4,417,221,306
Net Assets	$28,156,308,352
Net assets consist of:
Paid in capital	29,002,537,825
Total accumulated earnings (loss)	(846,229,473)
Net Assets	$28,156,308,352

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($28,156,308,352/629,902,000 shares)	$44.70

Other Information
Unaffiliated issuers, cost	30,630,684,509
Affiliated issuers, cost	947,032,471
Foreign currency holdings, cost	2,787,346
Securities loaned, market value	77,097,420
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$590,647
Dividends - affiliated issuers	33,156,580
Security lending income - unaffiliated issuers	5,004
Interest	1,194,180,053
Total investment income	1,227,932,284
Expenses
Management fee	88,315,750
Independent trustees' fees and expenses	51,147
Legal	11
Total expenses	88,366,908
Expense reductions	(121,732)
Total expenses after reductions	88,245,176
Net investment income (loss)	1,139,687,108
Net realized gain (loss)
Investments - unaffiliated issuers	(10,502,740)
Investments - affiliated issuers	(15,702)
Forward foreign currency contracts	4,738,963
Foreign currency transactions	2,938,075
Futures contracts	(42,699,706)
Swaps	7,895,516
Written options	89,662
Net realized gain (loss)	(37,555,932)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(683,654,614)
Investments - affiliated issuers	28,004
Forward foreign currency contracts	269,901
Assets and liabilities in foreign currencies	(74,658)
Futures contracts	(13,791,856)
Swaps	8,726,904
TBA sale commitments	13,434,227
Total change in net unrealized appreciation (depreciation)	(675,062,092)
Net gain (loss)	(712,618,024)
Net increase (decrease) in net assets resulting from operations	$427,069,084
Other Information
Income from securities lending - Affiliated Issuers	310,837

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,139,687,108	$830,329,261
Net realized gain (loss)	(37,555,932)	(63,137,478)
Change in net unrealized appreciation (depreciation)	(675,062,092)	(18,783,509)
Net increase (decrease) in net assets resulting from operations	$427,069,084	$748,408,274
Distributions to shareholders
Distributions to shareholders	(1,144,664,130)	(810,943,840)
Total distributions	(1,144,664,130)	(810,943,840)
Net increase (decrease) in net assets resulting from share transactions	8,482,909,535	8,857,169,802
Total increase (decrease) in net assets	7,765,314,489	8,794,634,236
Net Assets
Beginning of period	20,390,993,863	11,596,359,627
End of period	$28,156,308,352	$20,390,993,863
Financial Highlights
Fidelity® Total Bond ETF

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$45.82	$46.19	$44.72	$46.49	$53.63
Income from Investment Operations
Net investment income (loss) A, B	2.12	2.20	2.22	1.94	1.12
Net realized and unrealized gain (loss)	(1.12)	(.47)	1.35	(1.86)	(7.14)
Total from investment operations	1.00	1.73	3.57	.08	(6.02)
Distributions
Distributions from net investment income	(2.12)	(2.10)	(2.10)	(1.85)	(1.12)
Total distributions	(2.12)	(2.10)	(2.10)	(1.85)	(1.12)
Net asset value, end of period	$44.70	$45.82	$46.19	$44.72	$46.49
Total Return C, D	2.15%	3.88%	8.24%	.20%	(11.32)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.64%	4.84%	4.96%	4.29%	2.24%
Net assets, end of period	$28,156,308,352	$20,390,993,863	$11,596,359,627	$4,731,166,527	$2,289,658,573
Portfolio turnover rate H	157% G	246% G	313% G	233% G	48% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Corporate Bond ETF, Fidelity® Investment Grade Bond ETF, Fidelity® Investment Grade Securitized ETF, Fidelity® Limited Term Bond ETF, Fidelity® Low Duration Bond ETF, Fidelity® Low Duration Bond Factor ETF, Fidelity® Tactical Bond ETF, and Fidelity® Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities, Bank Loan Obligations, Convertible Corporate Bonds and Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities, U.S. Government Agency - Mortgage Securities and Collateralized Mortgage Obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time and includes trades executed through the end of the prior business day.

Exchange
Fidelity® Corporate Bond ETF	NYSE Arca, Inc.
Fidelity® Investment Grade Bond ETF	NYSE Arca, Inc.
Fidelity® Investment Grade Securitized ETF	NYSE Arca, Inc.
Fidelity® Limited Term Bond ETF	NYSE Arca, Inc.
Fidelity® Low Duration Bond ETF	The Nasdaq Stock Market LLC®
Fidelity® Low Duration Bond Factor ETF	Cboe BZX Exchange, Inc.
Fidelity® Tactical Bond ETF	NYSE Arca, Inc.
Fidelity® Total Bond ETF	NYSE Arca, Inc.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain conversion ratio adjustments, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, contingent interest, defaulted bonds, foreign currency transactions, futures transactions, partnerships, passive foreign investment companies (PFIC), redemptions in-kind, swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Corporate Bond ETF	363,663,130	1,062,622	(14,685,597)	(13,622,975)
Fidelity® Investment Grade Bond ETF	784,506,835	796,022	(12,413,523)	(11,617,501)
Fidelity® Investment Grade Securitized ETF	6,640,246,345	11,382,592	(53,764,671)	(42,382,079)
Fidelity® Limited Term Bond ETF	459,431,615	1,043,976	(4,159,835)	(3,115,859)
Fidelity® Low Duration Bond ETF	417,679,227	313,904	(736,791)	(422,887)
Fidelity® Low Duration Bond Factor ETF	2,227,616,912	2,324,510	(7,405,044)	(5,080,534)
Fidelity® Tactical Bond ETF	39,923,112	462,603	(1,516,911)	(1,054,308)
Fidelity® Total Bond ETF	31,602,758,383	144,807,994	(743,693,617)	(598,885,623)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Corporate Bond ETF	96,846	-	(16,691,273)	(13,622,975)
Fidelity® Investment Grade Bond ETF	502,739	-	(2,596,813)	(11,617,501)
Fidelity® Investment Grade Securitized ETF	21,099,201	-	-	(42,422,373)
Fidelity® Limited Term Bond ETF	-	-	(8,658,219)	(3,115,896)
Fidelity® Low Duration Bond ETF	379,685	294,128	-	(422,887)
Fidelity® Low Duration Bond Factor ETF	394,965	-	(4,881,819)	(5,080,534)
Fidelity® Tactical Bond ETF	-	-	(220,375)	(1,054,156)
Fidelity® Total Bond ETF	31,069,601	-	(278,324,087)	(598,975,523)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Corporate Bond ETF	(5,945,385)	(10,745,888)	(16,691,273)
Fidelity® Investment Grade Bond ETF	(1,214,666)	(1,382,147)	(2,596,813)
Fidelity® Limited Term Bond ETF	(2,900,261)	(5,757,958)	(8,658,219)
Fidelity® Low Duration Bond Factor ETF	(1,053,303)	(3,828,516)	(4,881,819)
Fidelity® Tactical Bond ETF	(128,508)	(91,867)	(220,375)
Fidelity® Total Bond ETF	(66,961,546)	(211,362,541)	(278,324,087)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Corporate Bond ETF	14,936,850	-	14,936,850
Fidelity® Investment Grade Bond ETF	16,959,550	-	16,959,550
Fidelity® Investment Grade Securitized ETF	193,894,550	-	193,894,550
Fidelity® Limited Term Bond ETF	15,918,000	-	15,918,000
Fidelity® Low Duration Bond ETF	16,978,750	348,750	17,327,500
Fidelity® Low Duration Bond Factor ETF	60,889,375	-	60,889,375
Fidelity® Tactical Bond ETF	1,742,250	-	1,742,250
Fidelity® Total Bond ETF	1,144,664,130	-	1,144,664,130

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Corporate Bond ETF	11,059,950	-	11,059,950
Fidelity® Investment Grade Bond ETF	7,794,900	-	7,794,900
Fidelity® Investment Grade Securitized ETF	93,824,900	-	93,824,900
Fidelity® Limited Term Bond ETF	9,068,000	-	9,068,000
Fidelity® Low Duration Bond ETF	17,691,750	-	17,691,750
Fidelity® Low Duration Bond Factor ETF	37,297,150	-	37,297,150
Fidelity® Tactical Bond ETF	1,381,050	-	1,381,050
Fidelity® Total Bond ETF	810,943,840	-	810,943,840

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
Each Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts, swaps, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, bi-lateral swaps and forward foreign currency contracts a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Investment Grade Securitized ETF
Credit Risk
Swaps	1,740,096	(924,917)	(577,312)	368,049
Total Credit Risk	1,740,096	(924,917)	(577,312)	368,049
Interest Rate Risk
Futures Contracts	10,370	(1,850,128)	(13,831,315)	(1,933,607)
Swaps	20,032,571	(4,022,768)	10,369,076	8,502,817
Purchased Swaptions	8,634,798	-	(3,553,910)	5,069,237
Written Swaptions	-	-	451,064	-
Total Interest Rate Risk	28,677,739	(5,872,896)	(6,565,085)	11,638,447

Totals	30,417,835	(6,797,813)	(7,142,397)	12,006,496
Fidelity® Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	-	(234,792)	(1,254,811)	(355,869)
Total Interest Rate Risk	-	(234,792)	(1,254,811)	(355,869)

Totals	-	(234,792)	(1,254,811)	(355,869)
Fidelity® Tactical Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	13,433	(51)	50,267	(10,709)
Total Foreign Exchange Risk	13,433	(51)	50,267	(10,709)
Interest Rate Risk
Futures Contracts	461	(2,675)	(9,083)	(4,852)
Total Interest Rate Risk	461	(2,675)	(9,083)	(4,852)

Totals	13,894	(2,726)	41,184	(15,561)
Fidelity® Total Bond ETF
Credit Risk
Swaps	2,845,579	(1,087,650)	(1,835,622)	814,045
Total Credit Risk	2,845,579	(1,087,650)	(1,835,622)	814,045
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,760,810	(8,903)	4,738,963	269,901
Total Foreign Exchange Risk	1,760,810	(8,903)	4,738,963	269,901
Interest Rate Risk
Futures Contracts	147,419	(8,320,601)	(42,699,706)	(13,791,856)
Swaps	19,367,016	(2,741,807)	9,731,138	7,912,859
Purchased Swaptions	10,825,379	-	(3,216,359)	4,002,707
Written Swaptions	-	-	89,662	-
Total Interest Rate Risk	30,339,814	(11,062,408)	(36,095,265)	(1,876,290)

Totals	34,946,203	(12,158,961)	(33,191,924)	(792,344)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Investment Grade Securitized ETF
Futures Contracts	701,183,842
Purchased Swaptions	495,884,167
Written Swaptions	13,855,000
Swaps	1,054,978,238
Fidelity® Limited Term Bond ETF
Futures Contracts	48,010,553
Fidelity® Tactical Bond ETF
Forward Foreign Currency Contracts	2,718,329
Futures Contracts	652,634
Fidelity® Total Bond ETF
Forward Foreign Currency Contracts	247,224,330
Futures Contracts	2,027,701,052
Purchased Swaptions	422,593,333
Written Swaptions	4,933,333
Swaps	937,148,292

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Corporate Bond ETF	91,070,019	72,519,689
Fidelity® Investment Grade Bond ETF	621,563,230	537,805,618
Fidelity® Investment Grade Securitized ETF	16,070,679,574	15,896,223,986
Fidelity® Limited Term Bond ETF	139,764,337	89,967,738
Fidelity® Low Duration Bond ETF	187,751,022	173,911,878
Fidelity® Low Duration Bond Factor ETF	332,441,981	683,470,930
Fidelity® Tactical Bond ETF	12,218,901	10,088,286
Fidelity® Total Bond ETF	21,564,237,475	19,220,609,194

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity® Corporate Bond ETF	90,426,229	15,329,043
Fidelity® Investment Grade Bond ETF	291,742,775	3,120,711
Fidelity® Limited Term Bond ETF	170,978,544	-
Fidelity® Low Duration Bond ETF	22,158,532	-
Fidelity® Low Duration Bond Factor ETF	1,467,498,145	203,458,000
Fidelity® Tactical Bond ETF	10,088,711	3,346,295
Fidelity® Total Bond ETF	5,294,727,688	-

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides each Fund with investment management related services.

For these services, each Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Corporate Bond ETF	0.36
Fidelity® Investment Grade Bond ETF	0.36
Fidelity® Investment Grade Securitized ETF	0.36
Fidelity® Limited Term Bond ETF	0.25
Fidelity® Low Duration Bond ETF	0.20
Fidelity® Low Duration Bond Factor ETF	0.15
Fidelity® Tactical Bond ETF	0.55
Fidelity® Total Bond ETF	0.36

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense.

For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Limited Term Bond ETF	1
Fidelity® Tactical Bond ETF	1
Fidelity® Total Bond ETF	116

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity® Total Bond ETF	3,244
  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Investment Grade Bond ETF	11	-	-

Fidelity® Low Duration Bond Factor ETF	1,808	-	-

Fidelity® Tactical Bond ETF	115	-	-

Fidelity® Total Bond ETF	34,319	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Low Duration Bond Factor ETF	12,671,479
Fidelity® Tactical Bond ETF	170,596
Fidelity® Total Bond ETF	21,439,944

  8. Expense Reductions.
The investment adviser has contractually agreed to waive management fee with respect to the portion of assets invested in Fidelity Real Estate High Income Fund. During the period, this waiver reduced management fee as presented in the table below.

	Expiration Date	Waiver ($)
Fidelity® Tactical Bond ETF	December 31, 2027	897

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Corporate Bond ETF	568
Fidelity® Investment Grade Bond ETF	1,012
Fidelity® Investment Grade Securitized ETF	2,978
Fidelity® Limited Term Bond ETF	2,308
Fidelity® Low Duration Bond ETF	3,524
Fidelity® Low Duration Bond Factor ETF	1,546
Fidelity® Tactical Bond ETF	1,657
Fidelity® Total Bond ETF	121,732

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Corporate Bond ETF
Fidelity® Corporate Bond ETF	14,936,850	11,059,950
Total	14,936,850	11,059,950
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Bond ETF	16,959,550	7,794,900
Total	16,959,550	7,794,900
Fidelity® Investment Grade Securitized ETF
Fidelity® Investment Grade Securitized ETF	193,894,550	93,824,900
Total	193,894,550	93,824,900
Fidelity® Limited Term Bond ETF
Fidelity® Limited Term Bond ETF	15,918,000	9,068,000
Total	15,918,000	9,068,000
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond ETF	17,327,500	17,691,750
Total	17,327,500	17,691,750
Fidelity® Low Duration Bond Factor ETF
Fidelity® Low Duration Bond Factor ETF	60,889,375	37,297,150
Total	60,889,375	37,297,150
Fidelity® Tactical Bond ETF
Fidelity® Tactical Bond ETF	1,742,250	1,381,050
Total	1,742,250	1,381,050
Fidelity® Total Bond ETF
Fidelity® Total Bond ETF	1,144,664,130	810,943,840
Total	1,144,664,130	810,943,840

  10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Corporate Bond ETF
Shares sold	2,000,000	1,450,000	95,138,100	68,367,211
Shares redeemed	(350,000)	(200,000)	(16,563,492)	(9,326,177)
Net increase (decrease)	1,650,000	1,250,000	78,574,608	59,041,034
Fidelity® Investment Grade Bond ETF
Shares sold	10,100,000	2,600,000	433,486,656	111,630,318
Shares redeemed	(100,000)	(50,000)	(4,307,446)	(2,119,291)
Net increase (decrease)	10,000,000	2,550,000	429,179,210	109,511,027
Fidelity® Investment Grade Securitized ETF
Shares sold	14,025,000	93,275,000	618,992,355	4,036,073,532
Shares redeemed	(250,000)	(1,750,000)	(10,932,998)	(74,933,227)
Net increase (decrease)	13,775,000	91,525,000	608,059,357	3,961,140,305
Fidelity® Limited Term Bond ETF
Shares sold	3,950,000	2,250,000	199,115,065	112,676,289
Shares redeemed	-	(100,000)	-	(4,987,046)
Net increase (decrease)	3,950,000	2,150,000	199,115,065	107,689,243
Fidelity® Low Duration Bond ETF
Shares sold	750,000	200,000	37,802,076	10,082,356
Shares redeemed	-	(50,000)	-	(2,523,619)
Net increase (decrease)	750,000	150,000	37,802,076	7,558,737
Fidelity® Low Duration Bond Factor ETF
Shares sold	30,850,000	10,725,000	1,548,550,761	536,967,893
Shares redeemed	(6,600,000)	(1,425,000)	(331,210,286)	(71,372,336)
Net increase (decrease)	24,250,000	9,300,000	1,217,340,475	465,595,557
Fidelity® Tactical Bond ETF
Shares sold	350,000	150,000	17,457,792	7,461,848
Shares redeemed	(100,000)	(100,000)	(4,979,372)	(4,814,417)
Net increase (decrease)	250,000	50,000	12,478,420	2,647,431
Fidelity® Total Bond ETF
Shares sold	184,900,000	201,200,000	8,482,909,535	9,183,759,216
Shares redeemed	-	(7,250,000)	-	(326,589,414)
Net increase (decrease)	184,900,000	193,950,000	8,482,909,535	8,857,169,802

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (seven of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Tactical Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond ETF (the "Fund"), a fund of Fidelity Merrimack Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from January 24, 2023 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from January 24, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity® Low Duration Bond ETF	$337,454
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity® Corporate Bond ETF	5.08%
Fidelity® Investment Grade Bond ETF	48.96%
Fidelity® Investment Grade Securitized ETF	4.45%
Fidelity® Limited Term Bond ETF	10.20%
Fidelity® Low Duration Bond ETF	25.04%
Fidelity® Low Duration Bond Factor ETF	11.89%
Fidelity® Tactical Bond ETF	39.65%
Fidelity® Total Bond ETF	36.47%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity® Corporate Bond ETF	$10,024,987
Fidelity® Investment Grade Bond ETF	$8,661,266
Fidelity® Investment Grade Securitized ETF	$157,793,873
Fidelity® Limited Term Bond ETF	$8,587,611
Fidelity® Low Duration Bond ETF	$13,513,777
Fidelity® Low Duration Bond Factor ETF	$28,033,166
Fidelity® Tactical Bond ETF	$1,088,011
Fidelity® Total Bond ETF	$815,222,470

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2025
Fidelity® Investment Grade Securitized ETF	95.14%
Fidelity® Low Duration Bond ETF	99.08%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity® Corporate Bond ETF	$14,936,850
Fidelity® Investment Grade Bond ETF	$16,959,550
Fidelity® Investment Grade Securitized ETF	$191,286,824
Fidelity® Limited Term Bond ETF	$15,918,000
Fidelity® Low Duration Bond ETF	$16,493,245
Fidelity® Low Duration Bond Factor ETF	$60,889,375
Fidelity® Tactical Bond ETF	$1,714,045
Fidelity® Total Bond ETF	$1,144,664,130

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9864852.111
FIXETF-ANN-1026
Fidelity® AAA CLO ETF

Annual Report
August 31, 2026
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® AAA CLO ETF
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 99.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 5.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (b)(c)(d)	250,000	250,001
Benefit Street Partners CLO XXIX Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (b)(c)(d)	250,000	250,039
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (b)(c)(d)	300,000	300,113
Dryden 113 CLO Ltd / Dryden 113 CLO LLC Series 2025-113A Class AR3, CME Term SOFR 3 month Index + 1.09%, 4.8429% 10/15/2037 (b)(c)(d)	250,000	250,150
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (b)(c)(d)	250,000	250,314
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (b)(c)(d)	750,000	752,312
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (b)(c)(d)	250,000	250,200
Highbridge Loan Management Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.0222% 4/23/2038 (b)(c)(d)	250,000	250,453
HPS Loan Management Ltd Series 2026-19A Class A1R, CME Term SOFR 3 month Index + 1.26%, 5.0129% 4/15/2037 (b)(c)(d)	550,000	550,450
Invesco US CLO Series 2026-1A Class AR2, CME Term SOFR 3 month Index + 1.11%, 4.8432% 4/22/2037 (b)(c)(d)	800,000	798,165
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(d)	250,000	250,132
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (b)(c)(d)	250,000	249,514
OCP CLO Ltd Series 2024-36A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.1529% 10/16/2037 (b)(c)(d)	500,000	500,708
Sixth Street CLO XXIV Ltd Series 2026-24A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.9922% 4/23/2037 (b)(c)(d)	300,000	300,877
Symphony CLO Ltd Series 2026-37A Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 1/20/2037 (b)(c)(d)	250,000	250,006
Wellington Management CLO Ltd Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/18/2038 (b)(c)(d)	500,000	499,761
TOTAL BAILIWICK OF JERSEY		5,953,195
BERMUDA - 1.2%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (b)(c)(d)	1,000,000	1,000,000
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 1/15/2037 (b)(c)(d)	250,000	250,240
TOTAL BERMUDA		1,250,240
GRAND CAYMAN (UK OVERSEAS TER) - 87.9%
720 East CLO VII Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.06%, 4.7892% 4/20/2037 (b)(c)(d)	500,000	500,371
Agl Clo 17 Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6837% 1/21/2035 (b)(c)(d)	1,550,000	1,551,052
Agl Clo 19 Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.0337% 7/21/2038 (b)(c)(d)	250,000	250,353
AGL CLO Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8832% 10/22/2037 (b)(c)(d)	250,000	250,078
Agl Core CLO Ltd / Agl Core CLO LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1092% 10/20/2037 (b)(c)(d)	250,000	250,223
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (b)(c)(d)	250,000	250,094
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (b)(c)(d)	250,000	250,373
AIMCO CLO 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (b)(c)(d)	542,350	542,614
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class AR, CME Term SOFR 3 month Index + 1.31%, 5.0595% 10/17/2037 (b)(c)(d)	1,000,000	1,002,314
AIMCO CLO Series 2025-AA Class A1R4, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(d)	350,000	350,287
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(d)	500,000	500,627
AMMC CLO 33 Ltd Series 2025-33A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 1/20/2039 (b)(c)(d)	1,000,000	1,001,774
Anchorage Capital CLO 15 Ltd Series 2025-15A Class A1R2, CME Term SOFR 3 month Index + 1.41%, 5.1392% 7/20/2038 (b)(c)(d)	750,000	751,910
Anchorage Capital CLO 18 Ltd Series 2026-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.938% 7/15/2039 (b)(c)(d)	1,000,000	1,000,750
Apidos Clo LV Series 2025-55A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.9392% 1/20/2039 (b)(c)(d)	1,000,000	1,000,716
Apidos Clo Series 2025-46A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9751% 10/24/2038 (b)(c)(d)	950,000	951,035
Apidos CLO XXXIX Series 2025-39A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 10/21/2038 (b)(c)(d)	500,000	500,250
Apidos Ln Fd Ltd / Apidos Ln Fd LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 10/25/2038 (b)(c)(d)	200,000	200,306
Ares Ln Fdg IX Ltd / LLC Series 2025-ALF9A Class A1, CME Term SOFR 3 month Index + 1.18%, 4.9329% 3/31/2038 (b)(c)(d)	1,000,000	999,371
Ares Loan Funding VIII Ltd Series 2025-ALF8 Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0251% 1/24/2038 (b)(c)(d)	1,000,000	1,001,074
Ares LXV CLO Ltd Series 2025-65A Class A1R, CME Term SOFR 3 month Index + 1.12%, 4.9302% 7/25/2034 (b)(c)(d)	850,000	850,277
Ares XLIII CLO Ltd Series 2024-43A Class A1R2, CME Term SOFR 3 month Index + 1.35%, 5.1029% 1/15/2038 (b)(c)(d)	250,000	250,593
Atlas Sr Ln Fd Xiv Ltd / Atlas Sr Ln Fd Xiv LLC Series 2021-14A Class AR, CME Term SOFR 3 month Index + 1.4216%, 5.1508% 7/20/2032 (b)(c)(d)	88,915	88,957
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (b)(c)(d)	250,000	250,375
Bain Capital Credit CLO Ltd Series 2024-2A Class A1R3, CME Term SOFR 3 month Index + 1.4%, 5.2102% 7/25/2037 (b)(c)(d)	250,000	250,272
Bain Capital Credit CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 0.94%, 4.6692% 4/18/2034 (b)(c)(d)	1,482,008	1,483,259
Bain Capital Credit Clo Ltd Series 2025-4A Class A1RR, CME Term SOFR 3 month Index + 0.99%, 4.7422% 4/23/2035 (b)(c)(d)	300,000	300,243
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (b)(c)(d)	800,000	800,689
Bbam US CLO I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.9529% 3/30/2038 (b)(c)(d)	250,000	250,007
BBAM US CLOIII Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.17%, 4.9229% 10/15/2038 (b)(c)(d)	500,000	500,213
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (b)(c)(d)	159,202	159,304
Benefit Str Partners CLO Vi-B Ltd / Benefit Str Partners CLO Vi-B LLC Series 2025-6BR Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (b)(c)(d)	1,250,000	1,249,999
Benefit Street Partners CLO IV Ltd Series 2025-IVA Class AR5, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (b)(c)(d)	1,000,000	1,002,100
Benefit Street Partners CLO XVIII Ltd Series 2025-18A Class AR2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 10/15/2038 (b)(c)(d)	1,000,000	1,000,766
Benefit Street Partners CLO XX Ltd Series 2025-20A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.0429% 7/15/2037 (b)(c)(d)	500,000	501,239
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (b)(c)(d)	550,000	550,332
Benefit Street Partners CLO XXXVI Ltd Series 2024-36A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.1702% 1/25/2038 (b)(c)(d)	250,000	250,411
Birch Grove CLO 2 Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.1292% 10/19/2037 (b)(c)(d)	250,000	250,251
Bryant Park Funding Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9529% 4/15/2038 (b)(c)(d)	320,000	320,011
Bsp Series 2025-41A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1102% 7/25/2038 (b)(c)(d)	250,000	250,693
Canyon Capital CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.8029% 4/15/2034 (b)(c)(d)	1,546,429	1,547,589
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.7629% 10/15/2034 (b)(c)(d)	300,000	300,150
Carlyle Global Market Strategies Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 1/20/2038 (b)(c)(d)	250,000	250,366
Carlyle Global Market Strategies Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (b)(c)(d)	250,000	250,118
Carlyle Global Market Strategies Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 0.98%, 4.7329% 4/15/2035 (b)(c)(d)	1,000,000	1,001,600
Carlyle Global Market Strategies Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 4/25/2039 (b)(c)(d)	250,000	250,559
Carlyle US CLO Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.1902% 7/25/2038 (b)(c)(d)	250,000	250,899
Carlyle US CLO Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8364% 4/25/2039 (b)(c)(d)	1,025,000	1,026,182
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (b)(c)(d)	250,000	250,438
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (b)(c)(d)	800,000	800,076
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9529% 1/15/2039 (b)(c)(d)	300,000	300,122
CIFC Funding Ltd Series 2025-4A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0651% 10/24/2038 (b)(c)(d)	850,000	852,198
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (b)(c)(d)	300,000	300,729
CIFC Funding Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.9651% 1/24/2039 (b)(c)(d)	250,000	250,102
CIFC Funding Ltd Series 2026-3A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/20/2039 (b)(c)(d)	609,000	609,266
Diameter Cap Ltd / LLC Series 2025-5A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2039 (b)(c)(d)	1,300,000	1,302,600
Diameter Capital CLO Ltd Series 2026-4A Class ARR, CME Term SOFR 3 month Index + 1.23%, 4.9829% 1/15/2039 (b)(c)(d)	250,000	250,473
Dryden 119 CLO Ltd / Dryden 119 CLO LLC Series 2026-119A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9729% 7/15/2039 (b)(c)(d)	1,000,000	1,000,922
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(d)	600,000	600,515
Dryden 72 CLO Ltd Series 2024-72A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8406% 5/15/2032 (b)(c)(d)	240,144	240,220
Dryden CLO Ltd Series 2024-76A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (b)(c)(d)	300,000	300,484
Dryden Senior Loan Fund Series 2025-90A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9906% 11/15/2038 (b)(c)(d)	550,000	550,428
Elmwood CLO 16 Ltd Series 2026-3A Class ARR, CME Term SOFR 3 month Index + 1.11%, 4.8392% 4/20/2037 (b)(c)(d)	800,000	800,094
Elmwood CLO 21 Ltd Series 2025-8A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9729% 10/15/2038 (b)(c)(d)	750,000	751,481
Elmwood Clo 40 Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.24%, 4.9895% 3/22/2038 (b)(c)(d)	250,000	250,444
Elmwood CLO 45 Ltd 25-8a Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(d)	300,000	300,834
Elmwood CLO III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.1092% 7/18/2037 (b)(c)(d)	250,000	250,355
Elmwood CLO VII Ltd Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.36%, 5.1095% 10/17/2037 (b)(c)(d)	250,000	250,390
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (b)(c)(d)	250,000	250,054
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(d)	300,000	300,026
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(d)	1,250,000	1,250,000
Flatiron RR CLO 27 Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/18/2037 (b)(c)(d)	600,000	600,851
Galaxy CLO Ltd Series 2026-32A Class AR, CME Term SOFR 3 month Index + 1.17%, 4.8992% 1/20/2039 (b)(c)(d)	250,000	250,387
Galaxy XXV CLO Ltd Series 2025-25A Class A1RR, CME Term SOFR 3 month Index + 1.11%, 4.9202% 4/25/2036 (b)(c)(d)	350,000	350,156
Goldentree Loan Management US CLO 8 Ltd Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 10/20/2034 (b)(c)(d)	250,000	250,166
GoldenTree Loan Management US CLO Ltd Series 2026-29A Class A, CME Term SOFR 3 month Index + 1.23%, 4.8691% 4/20/2038 (b)(c)(d)	500,000	500,520
Golub Capital Partners CLO Ltd Series 2025-50A Class A1R2, CME Term SOFR 3 month Index + 1.11%, 4.8392% 4/20/2035 (b)(c)(d)	300,000	300,000
Invesco US CLO 2024-4 Ltd / Invesco US CLO 2024-4 LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (b)(c)(d)	250,000	250,686
KKR CLO 28 Ltd2 Series 2025-28A Class AR2, CME Term SOFR 3 month Index + 1.12%, 4.9129% 2/9/2035 (b)(c)(d)	250,000	250,280
KKR CLO 50 Ltd Series 2026-50A Class A1R, CME Term SOFR 3 month Index + 1.27%, 4.9992% 4/20/2039 (b)(c)(d)	1,250,000	1,251,081
KKR CLO 59 Ltd 59a B Series 2025-59A Class A1, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2039 (b)(c)(d)	250,000	250,177
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(d)	1,000,000	999,024
Madison Park Funding Ltd Series 2024-55A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 7/18/2037 (b)(c)(d)	250,000	250,110
Madison Park Funding Ltd Series 2025-63A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.1337% 7/21/2038 (b)(c)(d)	250,000	251,040
Madison Park Funding Ltd Series 2026-61A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (b)(c)(d)	250,000	249,865
Madison Park Funding LXXIV Ltd Series 2026-74A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9532% 7/23/2038 (b)(c)(d)	1,000,000	1,002,281
Madison Park Funding XLIX Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7792% 10/19/2034 (b)(c)(d)	300,000	300,279
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(d)	250,000	250,115
Magnetite Ltd / Magnetite LLC Series 2025-50A Class A1, CME Term SOFR 3 month Index + 1.28%, 5.0902% 7/25/2038 (b)(c)(d)	493,000	494,259
Magnetite Xlii Ltd Series 2024-42A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.1202% 1/25/2038 (b)(c)(d)	250,000	250,515
Magnetite XXI Ltd Series 2026-21A Class AR2, CME Term SOFR 3 month Index + 0.98%, 4.7092% 4/20/2034 (b)(c)(d)	242,801	242,885
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(d)	250,000	250,197
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (b)(c)(d)	800,000	800,277
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (b)(c)(d)	500,000	500,046
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (b)(c)(d)	950,000	950,843
Magnetite XXXVII Ltd Series 2025-37A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.0102% 10/25/2038 (b)(c)(d)	250,000	250,263
MDKP Series 2025-40RA Class A, CME Term SOFR 3 month Index + 1.29%, 5.0829% 10/16/2038 (b)(c)(d)	250,000	250,376
Midocean Cr CLO XVIII Series 2025-18A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/18/2035 (b)(c)(d)	500,000	500,029
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (b)(c)(d)	250,000	250,863
Neuberger Berman Loan Advisers CLO Ltd Series 2025-59A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0422% 1/23/2039 (b)(c)(d)	250,000	250,492
Oak Hill Credit Partners Ltd Series 2025-15RA Class A, CME Term SOFR 3 month Index + 1.29%, 5.0192% 7/20/2038 (b)(c)(d)	500,000	500,860
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (b)(c)(d)	500,000	500,564
Oaktree Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 1/15/2038 (b)(c)(d)	500,000	500,502
Oaktree CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9429% 1/15/2038 (b)(c)(d)	1,000,000	999,900
Oaktree CLO Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.7229% 1/15/2035 (b)(c)(d)	400,000	400,121
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.0737% 11/26/2037 (b)(c)(d)	850,000	851,662
Ocp CLO Ltd / Ocp CLO LLC Series 2026-18A Class A1R3, CME Term SOFR 3 month Index + 1.22%, 4.9503% 7/21/2039 (b)(c)(d)	500,000	500,286
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (b)(c)(d)	1,250,000	1,250,000
Ocp CLO Ltd Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.9092% 1/20/2038 (b)(c)(d)	850,000	850,170
Octagon 57 Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.8229% 10/15/2034 (b)(c)(d)	600,000	600,767
Octagon 70 Alto Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.14%, 4.8692% 10/20/2036 (b)(c)(d)	550,000	549,262
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9332% 1/22/2038 (b)(c)(d)	600,000	600,455
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 10/20/2038 (b)(c)(d)	1,100,000	1,101,592
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (b)(c)(d)	600,000	600,723
OHA Credit Funding 7 Ltd / OHA Credit Funding 7 LLC Series 2025-7A Class A1R2, CME Term SOFR 3 month Index + 1.28%, 5.0092% 7/19/2038 (b)(c)(d)	500,000	501,160
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (b)(c)(d)	250,000	250,398
OHA Loan Funding Ltd Series 2025-1A Class A1R4, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/19/2038 (b)(c)(d)	1,000,000	1,002,204
OHA Loan Funding Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (b)(c)(d)	1,000,000	1,000,947
Palmer Square CLO Ltd / Palmer Square CLO LLC Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2037 (b)(c)(d)	411,000	411,579
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2038 (b)(c)(d)	1,000,000	1,001,272
Palmer Square CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (b)(c)(d)	250,000	250,372
Palmer Square CLO Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0292% 7/20/2037 (b)(c)(d)	250,000	250,603
Palmer Square CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0429% 10/15/2038 (b)(c)(d)	250,000	250,462
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (b)(c)(d)	250,000	250,281
Palmer Square Loan Funding Ltd Series 2026-1A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 10/15/2032 (b)(c)(d)	250,000	249,455
Palmer Square Loan Funding Ltd Series 2026-3A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.9071% 8/8/2032 (b)(c)(d)	500,000	499,487
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 1/15/2033 (b)(c)(d)	250,000	250,014
RAD CLO Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.8802% 1/25/2037 (b)(c)(d)	1,000,000	1,000,044
Regatta 30 Funding Ltd / Regatta 30 Funding LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.1302% 1/25/2038 (b)(c)(d)	750,000	752,032
Regatta Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9802% 3/25/2038 (b)(c)(d)	250,000	250,079
Regatta Funding Ltd Series 2025-3A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/20/2038 (b)(c)(d)	250,000	250,713
Regatta VIII Funding Ltd Series 2026-1A Class A1R2, CME Term SOFR 3 month Index + 1.28%, 5.0295% 4/17/2037 (b)(c)(d)	550,000	551,630
Regatta Xxii Funding Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2039 (b)(c)(d)	1,250,000	1,252,750
RR 32 Ltd / RR 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.1129% 10/15/2039 (b)(c)(d)	250,000	250,262
Rr 36 Ltd / Rr 36 LLC Series 2025-36RA Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0429% 1/15/2040 (b)(c)(d)	500,000	500,381
RR 38 Ltd Series 2025-38A Class A1A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2040 (b)(c)(d)	1,250,000	1,248,750
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (b)(c)(d)	250,000	250,500
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (b)(c)(d)	500,000	499,721
Sixth Str CLO Xiii Ltd Series 2025-13A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9537% 1/21/2038 (b)(c)(d)	300,000	300,064
Sixth Street CLO XII Ltd Series 2025-12A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9495% 1/17/2039 (b)(c)(d)	250,000	250,343
Sixth Street CLO Xiv Ltd Series 2025-14A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 4.8837% 1/20/2038 (b)(c)(d)	1,000,000	999,997
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (b)(c)(d)	689,000	690,339
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(d)	250,000	250,329
Sixth Street CLO Xxii Ltd Series 2025-22A Class AR, CME Term SOFR 3 month Index + 1.13%, 4.8637% 4/21/2038 (b)(c)(d)	800,000	800,098
Texas Debt Capital Clo 2023-I Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.0292% 7/20/2038 (b)(c)(d)	387,000	388,127
Trestles CLO IV Ltd / Trestles CLO IV LLC Series 2025-4A Class AR1, CME Term SOFR 3 month Index + 1.28%, 5.123% 10/30/2038 (b)(c)(d)	1,000,000	1,000,102
Trestles CLO IX Ltd Series 2025-9A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2039 (b)(c)(d)	500,000	500,187
Trestles CLO VIII Ltd Series 2026-8A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9305% 7/20/2039 (b)(c)(d)	750,000	749,172
Trestles CLO X Ltd Series 2026-10A Class A1, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2039 (b)(c)(d)	559,000	556,681
Voya CLO Ltd / Voya CLO LLC Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0029% 4/15/2038 (b)(c)(d)	1,000,000	1,000,217
Voya CLO Ltd Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.0911% 10/17/2032 (b)(c)(d)	210,385	210,594
Voya CLO Ltd Series 2024-6A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0792% 1/20/2038 (b)(c)(d)	1,000,000	1,002,035
Voya CLO Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.17%, 4.8992% 4/20/2038 (b)(c)(d)	500,000	499,761
Voya CLOLtd / Voya CLO LLC Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.36%, 5.1129% 10/15/2037 (b)(c)(d)	250,000	250,000
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (b)(c)(d)	1,000,000	1,000,000
Warwick Cap CLO 5 Ltd / Warwick Cap CLO 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.0892% 1/20/2038 (b)(c)(d)	700,000	700,897
Warwick Capital CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.3%, 5.0337% 10/21/2038 (b)(c)(d)	250,000	250,670
Wellington Management CLO 5 Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.29%, 5.0192% 10/18/2038 (b)(c)(d)	500,000	501,242
Wonder Lake Park CLO Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.29%, 5.0651% 7/24/2038 (b)(c)(d)	250,000	250,382
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		88,036,537
MULTI-NATIONAL - 0.2%
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (b)(c)(d)	250,000	250,686
UNITED STATES - 4.0%
37 Capital CLO 4 Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8429% 4/15/2035 (b)(c)(d)	500,000	500,207
Balboa Bay Loan Funding Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2037 (b)(c)(d)	250,000	250,038
Battalion CLO XXI Ltd / Battalion CLO XXI LLC Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.9029% 7/15/2034 (b)(c)(d)	249,696	249,738
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(d)	500,000	500,132
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(d)	500,000	499,722
Goldentree Loan Management US CLO 17 Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.0092% 1/20/2039 (b)(c)(d)	500,000	500,765
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(d)	500,000	499,997
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (b)(c)(d)	1,000,000	1,000,519
TOTAL UNITED STATES		4,001,118
TOTAL ASSET-BACKED SECURITIES (Cost $99,497,226)		99,491,776

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,809,525)	3.69	2,809,021	2,809,582

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $102,306,751)	102,301,358
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(2,000,613)
NET ASSETS - 100.0%	100,300,745

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,491,776 or 99.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	14,520,769	11,711,244	39,148	-	57	2,809,582	2,809,021
	-	14,520,769	11,711,244	39,148	-	57	2,809,582

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	99,491,776	-	99,491,776	-

Money Market Funds	2,809,582	2,809,582	-	-
Total Investments in Securities:	102,301,358	2,809,582	99,491,776	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$99,491,776
Investments in securities, at value - affiliated issuers	2,809,582
Interest receivable	624,687
Distributions receivable from affiliated funds	6,702
Total assets	102,932,747
Liabilities
Payable for investments purchased	2,250,000
Distributions payable	382,000
Other payables and accrued expenses	2
Total liabilities	2,632,002
Net Assets	$100,300,745
Net assets consist of:
Paid in capital	100,290,531
Total accumulated earnings (loss)	10,214
Net Assets	$100,300,745

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($100,300,745/2,000,000 shares)	$50.15

Other Information
Unaffiliated issuers, cost	99,497,226
Affiliated issuers, cost	2,809,525
Statement of Operations

For the period February 10, 2026 (commencement of operations) through August 31, 2026

Investment Income
Dividends - affiliated issuers	$39,148
Interest	1,231,829
Total investment income	1,270,977
Expenses
Management fee	51,732
Independent trustees' fees and expenses	35
Total expenses	51,767
Expense reductions	(51,732)
Total expenses after reductions	35
Net investment income (loss)	1,270,942
Net realized gain (loss)
Investments - unaffiliated issuers	15
Net realized gain (loss)	15
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(5,450)
Investments - affiliated issuers	57
Total change in net unrealized appreciation (depreciation)	(5,393)
Net gain (loss)	(5,378)
Net increase (decrease) in net assets resulting from operations	$1,265,564

Statement of Changes in Net Assets
For the period February 10, 2026 (commencement of operations) through August 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,270,942
Net realized gain (loss)	15
Change in net unrealized appreciation (depreciation)	(5,393)
Net increase (decrease) in net assets resulting from operations	1,265,564
Distributions to shareholders
Distributions to shareholders	(1,255,350)
Total distributions	(1,255,350)
Net increase (decrease) in net assets resulting from share transactions	100,290,531
Total increase (decrease) in net assets	100,300,745
Net Assets
Beginning of period	-
End of period	$100,300,745
Financial Highlights
Fidelity® AAA CLO ETF

Years ended August 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B, C	1.36
Net realized and unrealized gain (loss)	- D, E
Total from investment operations	1.36
Distributions
Distributions from net investment income	(1.21)
Total distributions	(1.21)
Net asset value, end of period	$50.15
Total Return F, G, H	2.75%
Ratios and Supplemental Data C, I, J
Ratio of expenses to average net assets before reductions	.20% K
Ratio of expenses to average net assets net of fee waivers, if any	-% K, L
Ratio of expenses to average net assets net of all reductions, if any	-% K, L
Ratio of net investment income (loss) to average net assets	4.88% K
Net assets, end of period	$100,300,745
Portfolio turnover rate N	10% K, M

AFor the period February 10, 2026 (commencement of operations) through August 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.
LAmount represents less than .005%.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® AAA CLO ETF (the Fund) is an exchange-traded non-diversified fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time and includes trades executed through the end of the prior business day.

Exchange
Fidelity® AAA CLO ETF	The Nasdaq Stock Market LLC®

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

There were no significant book-to-tax differences during the period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® AAA CLO ETF	102,306,751	39,859	(45,252)	(5,393)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® AAA CLO ETF	15,607	(5,393)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® AAA CLO ETF (Commencement of operations February 10, 2026)	1,255,350	1,255,350

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® AAA CLO ETF	84,878,179	2,556,374

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity® AAA CLO ETF	17,180,696	-

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® AAA CLO ETF	0.20

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to waive management fee by certain levels of average net assets. During the period, this waiver reduced management fee as presented in the table below.

	Waiver (%)	Expiration Date	Waiver ($)
Fidelity® AAA CLO ETF	0.20	January 31, 2027	51,732

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Year ended ($)
August 31, 2026
Fidelity® AAA CLO ETF
Fidelity® AAA CLO ETF (Commencement of operations February 10, 2026)	1,255,350
Total	1,255,350

  8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Dollars
	Year ended	Year ended ($)
	August 31, 2026	August 31, 2026

Fidelity® AAA CLO ETF (Commencement of operations February 10, 2026)
Shares sold	2,000,000	100,290,531
Net increase (decrease)	2,000,000	100,290,531

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity AAA CLO ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity AAA CLO ETF (the "Fund"), a fund of Fidelity Merrimack Street Trust, including the schedule of investments, as of August 31, 2026, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from February 10, 2026 (commencement of operations) through August 31, 2026, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 10, 2026 (commencement of operations) through August 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,255,350 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9921378.100
ACLO-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026